UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Christina H. Lee, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2019

Item 1.

Reports to Stockholders

Strategic Advisers® Value Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

Semi-Annual Report

November 30, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2019

(excluding cash equivalents)	% of fund's net assets
Invesco Diversified Dividend Fund - Class A	5.0
Fidelity SAI U.S. Large Cap Index Fund	4.6
Fidelity SAI U.S. Low Volatility Index Fund	4.5
JPMorgan Chase & Co.	2.9
Bank of America Corp.	2.8
Verizon Communications, Inc.	2.1
Intel Corp.	1.9
Johnson & Johnson	1.8
Citigroup, Inc.	1.8
Wells Fargo & Co.	1.5
28.9

Top Five Market Sectors as of November 30, 2019

(stocks only)	% of fund's net assets
Financials	25.5
Health Care	11.8
Industrials	9.9
Information Technology	9.5
Consumer Discretionary	6.3

Asset Allocation (% of fund's net assets)

As of November 30, 2019*
Common Stocks	84.8%
Large Blend Funds	9.1%
Large Value Funds	5.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Assets allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.8%
	Shares	Value
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	1,551,400	$57,991,332
Verizon Communications, Inc.	3,508,175	211,332,462
		269,323,794
Entertainment - 0.2%
Electronic Arts, Inc. (a)	125,000	12,626,250
Viacom, Inc. Class B (non-vtg.)	300,200	7,225,814
		19,852,064
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (a)	12,931	16,863,188
Twitter, Inc. (a)	247,000	7,634,770
		24,497,958
Media - 1.8%
Altice U.S.A., Inc. Class A (a)	121,813	3,115,977
CBS Corp. Class B	118,070	4,767,667
Charter Communications, Inc. Class A (a)	23,412	11,003,874
Comcast Corp. Class A	2,440,126	107,731,563
Discovery Communications, Inc. Class A (a)	74,341	2,448,793
DISH Network Corp.:
rights 12/9/19 (a)	23,909	16,258
Class A (a)	441,729	15,093,880
Entercom Communications Corp. Class A (b)	625,195	2,957,172
Fox Corp. Class A	278,782	9,969,244
Interpublic Group of Companies, Inc.	140,770	3,153,248
New Media Investment Group, Inc.	37,175	236,433
Nexstar Broadcasting Group, Inc. Class A	62,558	6,738,122
Omnicom Group, Inc.	93,219	7,409,046
Tegna, Inc.	402,400	6,176,840
		180,818,117

TOTAL COMMUNICATION SERVICES		494,491,933

CONSUMER DISCRETIONARY - 6.3%
Auto Components - 0.7%
Aptiv PLC	109,329	10,263,807
BorgWarner, Inc.	394,716	16,597,808
Cooper Tire & Rubber Co.	265,127	7,640,960
Gentex Corp.	103,367	2,935,623
Lear Corp.	132,700	15,965,137
The Goodyear Tire & Rubber Co.	685,300	10,957,947
		64,361,282
Automobiles - 1.0%
Ford Motor Co.	3,704,436	33,562,190
General Motors Co.	1,299,024	46,764,864
Harley-Davidson, Inc. (b)	467,962	17,024,458
Thor Industries, Inc.	82,400	5,254,648
		102,606,160
Distributors - 0.1%
Genuine Parts Co.	62,253	6,497,346
LKQ Corp. (a)	131,200	4,628,736
		11,126,082
Diversified Consumer Services - 0.0%
H&R Block, Inc.	75,909	1,850,661
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc.	335,311	15,021,933
Hilton Worldwide Holdings, Inc.	46,128	4,843,440
Hyatt Hotels Corp. Class A (b)	13,279	1,072,943
Las Vegas Sands Corp.	223,049	13,996,325
Norwegian Cruise Line Holdings Ltd. (a)	91,091	4,886,121
Royal Caribbean Cruises Ltd.	172,804	20,739,936
Wyndham Destinations, Inc.	287,649	13,950,977
		74,511,675
Household Durables - 1.1%
D.R. Horton, Inc.	137,679	7,620,533
Lennar Corp.:
Class A	395,153	23,570,876
Class B	6,200	292,454
Mohawk Industries, Inc. (a)	55,944	7,796,915
Newell Brands, Inc.	181,300	3,484,586
PulteGroup, Inc.	619,507	24,563,453
Sony Corp. sponsored ADR	179,000	11,362,920
Toll Brothers, Inc.	148,293	5,956,930
Whirlpool Corp.	193,522	27,692,998
		112,341,665
Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	54,700	1,942,944
Expedia, Inc.	36,022	3,661,997
The Booking Holdings, Inc. (a)	4,344	8,271,106
		13,876,047
Leisure Products - 0.0%
Polaris, Inc.	26,200	2,559,740
Multiline Retail - 1.0%
Big Lots, Inc.	160,800	3,360,720
Dillard's, Inc. Class A (b)	109,300	7,847,740
Kohl's Corp.	444,646	20,902,808
Macy's, Inc.	348,100	5,332,892
Nordstrom, Inc. (b)	134,478	5,133,025
Target Corp.	446,920	55,869,469
		98,446,654
Specialty Retail - 1.4%
American Eagle Outfitters, Inc.	428,700	6,417,639
AutoZone, Inc. (a)	30,845	36,332,942
Best Buy Co., Inc.	478,020	38,547,533
CarMax, Inc. (a)	66,911	6,507,764
Dick's Sporting Goods, Inc.	233,200	10,682,892
Murphy U.S.A., Inc. (a)	44,499	5,229,967
Office Depot, Inc.	579,800	1,292,954
Penske Automotive Group, Inc.	131,800	6,654,582
The Home Depot, Inc.	76,893	16,955,675
Tiffany & Co., Inc.	54,998	7,358,732
Williams-Sonoma, Inc.	31,700	2,199,980
		138,180,660
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	39,364	3,641,170
PVH Corp.	19,741	1,914,087
Ralph Lauren Corp.	19,108	2,051,053
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	48,900	1,966,758
		9,573,068

TOTAL CONSUMER DISCRETIONARY		629,433,694

CONSUMER STAPLES - 3.8%
Beverages - 0.3%
Keurig Dr. Pepper, Inc. (b)	138,385	4,281,632
Molson Coors Brewing Co. Class B	340,775	17,202,322
The Coca-Cola Co.	226,000	12,068,400
		33,552,354
Food & Staples Retailing - 0.9%
Kroger Co.	1,181,473	32,301,472
U.S. Foods Holding Corp. (a)	34,439	1,369,639
Walgreens Boots Alliance, Inc.	984,305	58,664,578
		92,335,689
Food Products - 1.5%
Archer Daniels Midland Co.	238,400	10,234,512
Campbell Soup Co.	111,040	5,171,133
Ingredion, Inc.	174,400	14,504,848
Kellogg Co.	146,059	9,511,362
Mondelez International, Inc.	190,342	10,000,569
Pilgrim's Pride Corp. (a)	282,236	8,890,434
Post Holdings, Inc. (a)	68,881	7,273,834
The J.M. Smucker Co.	283,445	29,787,235
Tyson Foods, Inc. Class A	569,892	51,227,592
		146,601,519
Household Products - 0.4%
Clorox Co.	16,578	2,457,357
Energizer Holdings, Inc. (b)	135,417	6,755,954
Procter & Gamble Co.	259,399	31,662,242
		40,875,553
Personal Products - 0.1%
Coty, Inc. Class A	269,171	3,106,233
Unilever NV (NY Reg.)	160,000	9,528,000
		12,634,233
Tobacco - 0.6%
Philip Morris International, Inc.	666,249	55,252,030

TOTAL CONSUMER STAPLES		381,251,378

ENERGY - 5.9%
Energy Equipment & Services - 0.0%
Halliburton Co.	210,000	4,407,900
Oil, Gas & Consumable Fuels - 5.9%
Cabot Oil & Gas Corp.	587,000	9,356,780
Chevron Corp.	961,925	112,670,275
Cimarex Energy Co.	123,158	5,661,573
ConocoPhillips Co.	1,243,755	74,550,675
Diamondback Energy, Inc.	87,005	6,728,967
EQT Corp.	288,154	2,515,584
Equitrans Midstream Corp.	200,566	1,999,643
Exxon Mobil Corp.	1,717,807	117,034,191
Gulfport Energy Corp. (a)	1,106,553	2,622,531
HollyFrontier Corp.	66,700	3,438,385
Kinder Morgan, Inc.	443,626	8,699,506
Marathon Petroleum Corp.	658,055	39,904,455
Noble Energy, Inc.	535,304	11,112,911
PBF Energy, Inc. Class A	498,475	15,602,268
Phillips 66 Co.	666,606	76,473,040
Pioneer Natural Resources Co.	46,000	5,880,640
The Williams Companies, Inc.	309,230	7,025,706
Total SA sponsored ADR	217,330	11,418,518
Valero Energy Corp.	773,894	73,899,138
		586,594,786

TOTAL ENERGY		591,002,686

FINANCIALS - 25.5%
Banks - 13.0%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (b)	1,430,000	7,478,900
Bank of America Corp.	8,426,532	280,772,046
BB&T Corp.	342,213	18,725,895
BOK Financial Corp.	69,000	5,750,460
CIT Group, Inc.	251,200	11,434,624
Citigroup, Inc.	2,409,833	181,026,655
Citizens Financial Group, Inc.	448,902	17,264,771
Commerce Bancshares, Inc.	144,916	9,713,719
Cullen/Frost Bankers, Inc. (b)	84,268	7,884,114
East West Bancorp, Inc.	136,000	6,231,520
Fifth Third Bancorp	882,685	26,648,260
First Republic Bank	43,494	4,779,991
Huntington Bancshares, Inc.	442,245	6,585,028
ING Groep NV sponsored ADR (b)	483,721	5,572,466
JPMorgan Chase & Co.	2,205,217	290,559,392
KeyCorp	1,179,526	22,871,009
M&T Bank Corp.	137,681	22,681,568
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	990,000	5,256,900
PNC Financial Services Group, Inc.	389,135	59,619,373
Popular, Inc.	36,255	2,005,264
Prosperity Bancshares, Inc.	25,555	1,795,239
Regions Financial Corp.	2,588,960	43,080,294
Signature Bank	20,865	2,573,906
SunTrust Banks, Inc.	674,983	47,815,796
SVB Financial Group (a)	15,900	3,684,507
U.S. Bancorp	841,072	50,489,552
Wells Fargo & Co.	2,836,694	154,486,355
Zions Bancorp NA	72,961	3,631,999
		1,300,419,603
Capital Markets - 3.6%
Ameriprise Financial, Inc.	425,473	69,722,261
Bank of New York Mellon Corp.	370,925	18,164,197
BlackRock, Inc. Class A	58,277	28,841,870
Charles Schwab Corp.	678,739	33,597,581
Eaton Vance Corp. (non-vtg.)	48,400	2,283,028
Franklin Resources, Inc.	187,115	5,143,791
Goldman Sachs Group, Inc.	197,925	43,810,699
Invesco Ltd.	134,722	2,365,718
LPL Financial	34,635	3,198,542
Morgan Stanley	1,462,869	72,382,758
Northern Trust Corp.	150,185	16,105,839
Raymond James Financial, Inc.	59,022	5,301,356
SEI Investments Co.	52,952	3,416,993
State Street Corp.	440,800	33,104,080
T. Rowe Price Group, Inc.	199,246	24,618,836
		362,057,549
Consumer Finance - 2.1%
Ally Financial, Inc.	162,703	5,180,464
American Express Co.	425,175	51,072,021
Capital One Financial Corp.	786,278	78,635,663
Credit Acceptance Corp. (a)	8,087	3,481,130
Discover Financial Services	536,343	45,519,430
Navient Corp.	530,400	7,611,240
Nelnet, Inc. Class A	23,700	1,493,100
OneMain Holdings, Inc.	58,300	2,512,147
Santander Consumer U.S.A. Holdings, Inc.	145,593	3,428,715
Synchrony Financial	276,694	10,351,123
		209,285,033
Diversified Financial Services - 0.5%
AXA Equitable Holdings, Inc.	199,200	4,928,208
Berkshire Hathaway, Inc. Class B (a)	190,171	41,894,671
Jefferies Financial Group, Inc.	130,418	2,725,736
Voya Financial, Inc.	64,107	3,736,156
		53,284,771
Insurance - 6.0%
AFLAC, Inc.	584,295	32,042,738
Alleghany Corp. (a)	11,583	9,035,203
Allstate Corp.	547,978	61,017,350
American Financial Group, Inc.	160,808	17,642,246
American International Group, Inc.	834,169	43,927,340
Aon PLC	28,079	5,717,165
Arch Capital Group Ltd. (a)	173,500	7,281,795
Assurant, Inc.	26,000	3,454,620
Athene Holding Ltd. (a)	61,677	2,776,699
Chubb Ltd.	417,217	63,200,031
Cincinnati Financial Corp.	59,988	6,421,715
Everest Re Group Ltd.	92,121	24,988,742
Fairfax Financial Holdings Ltd.	10,422	4,740,107
FNF Group	85,537	4,074,127
Globe Life, Inc.	102,582	10,541,326
Hanover Insurance Group, Inc.	14,900	2,025,357
Hartford Financial Services Group, Inc.	575,628	35,608,348
Lincoln National Corp.	611,849	36,129,683
Loews Corp.	456,915	23,256,974
Markel Corp. (a)	5,912	6,713,372
Marsh & McLennan Companies, Inc.	69,181	7,476,391
MetLife, Inc.	912,416	45,538,683
Old Republic International Corp.	93,700	2,113,872
Principal Financial Group, Inc.	118,860	6,549,186
Progressive Corp.	175,755	12,838,903
Prudential Financial, Inc.	525,581	49,204,893
Reinsurance Group of America, Inc.	26,787	4,432,177
The Travelers Companies, Inc.	357,355	48,857,576
Unum Group	383,000	11,773,420
W.R. Berkley Corp.	66,715	4,536,620
		593,916,659
Mortgage Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	1,622,800	15,140,724
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	200,098	2,385,168
Radian Group, Inc.	448,300	11,584,072
		13,969,240

TOTAL FINANCIALS		2,548,073,579

HEALTH CARE - 11.8%
Biotechnology - 2.5%
AbbVie, Inc.	484,666	42,519,748
Amgen, Inc.	513,556	120,541,864
Biogen, Inc. (a)	91,322	27,379,249
Gilead Sciences, Inc.	845,168	56,829,096
		247,269,957
Health Care Equipment & Supplies - 0.7%
Alcon, Inc. (a)	148,000	8,182,920
Danaher Corp.	107,000	15,619,860
Medtronic PLC	314,254	35,004,753
Zimmer Biomet Holdings, Inc.	51,669	7,506,472
		66,314,005
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.	144,275	12,683,215
Anthem, Inc.	147,082	42,456,690
Cardinal Health, Inc.	355,600	19,568,668
Cigna Corp.	92,886	18,569,769
CVS Health Corp.	218,846	16,472,538
DaVita HealthCare Partners, Inc. (a)	60,300	4,327,731
Encompass Health Corp.	35,900	2,538,489
HCA Holdings, Inc.	403,782	55,988,412
Henry Schein, Inc. (a)	55,864	3,849,030
Humana, Inc.	68,936	23,523,031
Laboratory Corp. of America Holdings (a)	41,576	7,163,129
McKesson Corp.	283,187	40,960,168
Quest Diagnostics, Inc.	106,714	11,370,377
UnitedHealth Group, Inc.	83,208	23,287,423
Universal Health Services, Inc. Class B	177,634	24,778,167
		307,536,837
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. Class A (a)	10,200	3,767,676
Pharmaceuticals - 5.5%
Allergan PLC	49,243	9,107,000
Bristol-Myers Squibb Co.	895,781	51,005,770
GlaxoSmithKline PLC sponsored ADR	77,662	3,532,068
Jazz Pharmaceuticals PLC (a)	104,180	15,743,682
Johnson & Johnson	1,335,890	183,671,516
Merck & Co., Inc.	1,544,765	134,672,613
Novartis AG sponsored ADR	102,000	9,414,600
Novo Nordisk A/S Series B sponsored ADR	51,421	2,887,289
Perrigo Co. PLC	58,300	2,986,709
Pfizer, Inc.	3,568,353	137,452,958
		550,474,205

TOTAL HEALTH CARE		1,175,362,680

INDUSTRIALS - 9.9%
Aerospace & Defense - 2.3%
General Dynamics Corp.	176,887	32,147,443
Huntington Ingalls Industries, Inc.	82,259	20,702,123
Lockheed Martin Corp.	96,766	37,838,409
Moog, Inc. Class A	80,600	6,921,122
Northrop Grumman Corp.	72,152	25,380,909
Raytheon Co.	175,000	38,048,500
Spirit AeroSystems Holdings, Inc. Class A	210,785	18,336,187
Textron, Inc.	502,173	23,220,480
United Technologies Corp.	181,004	26,850,133
Vectrus, Inc. (a)	37,733	1,922,119
		231,367,425
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	98,618	7,578,793
FedEx Corp.	128,100	20,502,405
United Parcel Service, Inc. Class B	394,138	47,190,143
		75,271,341
Airlines - 1.2%
Alaska Air Group, Inc.	52,766	3,641,382
Delta Air Lines, Inc.	963,616	55,224,833
JetBlue Airways Corp. (a)	123,645	2,382,639
Southwest Airlines Co.	400,600	23,090,584
United Continental Holdings, Inc. (a)	427,634	39,684,435
		124,023,873
Building Products - 0.4%
A.O. Smith Corp.	43,800	2,119,920
Allegion PLC	96,000	11,522,880
Fortune Brands Home & Security, Inc.	59,560	3,767,766
Johnson Controls International PLC	237,000	10,150,710
Masco Corp.	121,636	5,662,156
Owens Corning	135,756	9,103,797
		42,327,229
Commercial Services & Supplies - 0.1%
Deluxe Corp.	166,100	8,484,388
Construction & Engineering - 0.1%
AECOM (a)	63,979	2,772,210
Quanta Services, Inc.	60,902	2,535,959
		5,308,169
Electrical Equipment - 0.8%
Acuity Brands, Inc.	16,142	2,111,051
Eaton Corp. PLC	559,041	51,711,293
Emerson Electric Co.	231,100	17,069,046
Hubbell, Inc. Class B	22,092	3,247,966
Sensata Technologies, Inc. PLC (a)	67,993	3,500,960
		77,640,316
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	31,119	4,853,942
Honeywell International, Inc.	58,200	10,391,610
		15,245,552
Machinery - 3.2%
AGCO Corp.	205,538	16,058,684
Allison Transmission Holdings, Inc.	237,391	11,489,724
Caterpillar, Inc.	517,735	74,931,787
Crane Co.	15,383	1,277,866
Cummins, Inc.	319,344	58,395,244
Deere & Co.	134,821	22,656,669
Dover Corp.	200,919	22,398,450
Illinois Tool Works, Inc.	46,749	8,149,753
Lincoln Electric Holdings, Inc.	23,200	2,140,432
Middleby Corp. (a)	32,702	3,785,584
Oshkosh Corp.	390,423	35,317,665
PACCAR, Inc.	148,149	12,054,884
Parker Hannifin Corp.	109,970	21,860,936
Pentair PLC	63,319	2,808,198
Snap-On, Inc.	23,494	3,769,847
Stanley Black & Decker, Inc.	61,553	9,709,370
Timken Co.	169,200	8,898,228
Trinity Industries, Inc.	382,700	8,052,008
		323,755,329
Professional Services - 0.0%
Manpower, Inc.	25,200	2,334,528
Robert Half International, Inc.	44,304	2,578,493
		4,913,021
Road & Rail - 0.5%
AMERCO	8,439	3,056,775
CSX Corp.	333,000	23,822,820
Kansas City Southern	64,956	9,900,594
Knight-Swift Transportation Holdings, Inc. Class A (b)	73,020	2,701,010
Ryder System, Inc.	100,000	5,249,000
Union Pacific Corp.	36,689	6,456,897
		51,187,096
Trading Companies & Distributors - 0.3%
Aircastle Ltd.	387,900	12,408,921
HD Supply Holdings, Inc. (a)	64,100	2,552,462
United Rentals, Inc. (a)	32,200	4,928,210
W.W. Grainger, Inc.	23,079	7,314,889
		27,204,482

TOTAL INDUSTRIALS		986,728,221

INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 0.4%
Cisco Systems, Inc.	803,977	36,428,198
CommScope Holding Co., Inc. (a)	295,729	4,021,914
Juniper Networks, Inc.	143,319	3,591,574
		44,041,686
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (a)	209,138	16,655,750
Corning, Inc.	763,580	22,174,363
Tech Data Corp. (a)	116,200	16,836,218
Vishay Intertechnology, Inc.	590,800	11,751,012
		67,417,343
IT Services - 1.3%
Cognizant Technology Solutions Corp. Class A	209,800	13,450,278
CSG Systems International, Inc.	185,800	10,625,902
DXC Technology Co.	162,100	6,051,193
IBM Corp.	533,760	71,764,032
Leidos Holdings, Inc.	53,007	4,815,156
PayPal Holdings, Inc. (a)	119,000	12,853,190
The Western Union Co.	172,046	4,624,596
		124,184,347
Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices, Inc.	64,351	7,268,445
Applied Materials, Inc.	607,080	35,149,932
Broadcom, Inc.	169,900	53,724,079
Cirrus Logic, Inc. (a)	129,900	9,313,830
Intel Corp.	3,304,211	191,809,449
KLA-Tencor Corp.	39,655	6,497,868
Lam Research Corp.	159,260	42,495,346
Microchip Technology, Inc. (b)	133,000	12,573,820
Micron Technology, Inc. (a)	625,130	29,699,926
NXP Semiconductors NV	77,757	8,987,154
ON Semiconductor Corp. (a)	175,844	3,775,371
Qorvo, Inc. (a)	47,882	4,989,783
Qualcomm, Inc.	24,790	2,071,205
Skyworks Solutions, Inc.	248,396	24,417,327
Texas Instruments, Inc.	68,668	8,254,580
		441,028,115
Software - 1.6%
Adobe, Inc. (a)	66,000	20,428,980
ANSYS, Inc. (a)	57,000	14,517,330
CDK Global, Inc.	45,511	2,437,114
Microsoft Corp.	213,430	32,309,033
Nortonlifelock, Inc.	225,506	5,615,099
Oracle Corp.	1,553,349	87,205,013
		162,512,569
Technology Hardware, Storage & Peripherals - 1.1%
Hewlett Packard Enterprise Co.	1,920,821	30,406,596
HP, Inc.	1,340,300	26,913,224
NCR Corp. (a)	228,900	7,514,787
NetApp, Inc.	97,700	5,919,643
Seagate Technology LLC	343,000	20,470,240
Xerox Holdings Corp.	447,673	17,427,910
		108,652,400

TOTAL INFORMATION TECHNOLOGY		947,836,460

MATERIALS - 3.4%
Chemicals - 1.9%
AdvanSix, Inc. (a)	73,896	1,494,916
Cabot Corp.	215,400	10,121,646
Celanese Corp. Class A	244,739	30,731,876
Corteva, Inc.	120,106	3,125,158
DowDuPont, Inc.	171,726	11,129,562
Eastman Chemical Co.	402,067	31,509,991
FMC Corp.	121,183	11,871,087
Huntsman Corp.	722,900	16,351,998
LyondellBasell Industries NV Class A	547,031	50,622,249
PPG Industries, Inc.	90,000	11,595,600
The Chemours Co. LLC	279,700	4,416,463
The Mosaic Co.	236,476	4,504,868
		187,475,414
Construction Materials - 0.3%
CRH PLC sponsored ADR	208,719	7,993,938
Martin Marietta Materials, Inc.	86,508	23,218,747
		31,212,685
Containers & Packaging - 0.9%
Avery Dennison Corp.	28,856	3,761,957
Ball Corp.	146,280	9,663,257
Graphic Packaging Holding Co.	361,505	5,881,686
International Paper Co.	472,335	21,888,004
Packaging Corp. of America	207,561	23,226,076
Sealed Air Corp.	62,562	2,360,464
Sonoco Products Co.	34,256	2,073,516
WestRock Co.	479,299	19,330,129
		88,185,089
Metals & Mining - 0.2%
Barrick Gold Corp. (Canada) (b)	639,715	10,761,448
Nucor Corp.	116,403	6,560,473
Reliance Steel & Aluminum Co.	27,164	3,204,809
		20,526,730
Paper & Forest Products - 0.1%
Domtar Corp.	211,100	7,878,252
Schweitzer-Mauduit International, Inc.	165,200	7,245,672
		15,123,924

TOTAL MATERIALS		342,523,842

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Homes 4 Rent Class A	197,686	5,280,193
Brixmor Property Group, Inc.	299,843	6,578,555
EastGroup Properties, Inc.	24,391	3,321,810
Equity Lifestyle Properties, Inc.	100,000	7,408,000
Equity Residential (SBI)	59,416	5,056,302
Essex Property Trust, Inc.	1,944	606,878
Federal Realty Investment Trust (SBI)	39,079	5,161,164
Hospitality Properties Trust (SBI)	461,800	10,755,322
Kimco Realty Corp.	298,412	6,451,667
Lexington Corporate Properties Trust	967,400	10,718,792
Mid-America Apartment Communities, Inc.	66,357	9,031,851
Omega Healthcare Investors, Inc.	414,600	17,425,638
Outfront Media, Inc.	211,988	5,295,460
Park Hotels & Resorts, Inc.	332,200	7,856,530
Piedmont Office Realty Trust, Inc. Class A	655,900	14,508,508
Public Storage	38,387	8,087,373
Rayonier, Inc.	170,426	5,220,148
Sun Communities, Inc.	47,000	7,741,370
VEREIT, Inc.	2,035,200	19,863,552
Weyerhaeuser Co.	113,382	3,345,903
		159,715,016
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	320,436	18,271,261
Howard Hughes Corp. (a)	4,672	515,836
		18,787,097

TOTAL REAL ESTATE		178,502,113

UTILITIES - 1.9%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	305,834	27,937,936
Duke Energy Corp.	55,483	4,891,936
Edison International	203,236	14,043,608
Entergy Corp.	7,100	826,369
Evergy, Inc.	97,600	6,175,152
Eversource Energy	155,599	12,858,701
Exelon Corp.	657,000	29,170,800
FirstEnergy Corp.	242,000	11,540,980
NextEra Energy, Inc.	50,641	11,840,879
OGE Energy Corp.	58,336	2,453,612
Pinnacle West Capital Corp.	38,375	3,353,591
Xcel Energy, Inc.	193,570	11,902,619
		136,996,183
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	107,700	4,278,921
The AES Corp.	196,269	3,711,447
Vistra Energy Corp.	719,100	19,077,723
		27,068,091
Multi-Utilities - 0.2%
NiSource, Inc.	82,622	2,185,352
Public Service Enterprise Group, Inc.	184,728	10,956,218
WEC Energy Group, Inc.	115,581	10,246,256
		23,387,826

TOTAL UTILITIES		187,452,100

TOTAL COMMON STOCKS
(Cost $5,760,268,709)		8,462,658,686

Equity Funds - 14.1%
Large Blend Funds - 9.1%
Fidelity SAI U.S. Large Cap Index Fund (c)	27,133,208	459,365,209
Fidelity SAI U.S. Low Volatility Index Fund (c)	28,860,801	446,476,595

TOTAL LARGE BLEND FUNDS		905,841,804

Large Value Funds - 5.0%
Invesco Diversified Dividend Fund - Class A	24,281,258	505,535,787
TOTAL EQUITY FUNDS
(Cost $1,086,631,366)		1,411,377,591

Money Market Funds - 1.7%
Fidelity Securities Lending Cash Central Fund 1.61% (d)(e)	69,634,256	69,641,219
State Street Institutional U.S. Government Money Market Fund Premier Class 1.59% (f)	95,896,937	95,896,937
TOTAL MONEY MARKET FUNDS
(Cost $165,538,156)		165,538,156
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $7,012,438,231)		10,039,574,433
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(55,977,299)
NET ASSETS - 100%		$9,983,597,134

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated Fund

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$531,821
Total	$531,821

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI U.S. Large Cap Index Fund	$169,787,209	$1,139,458,999	$866,011,187	$246,174	$1,688,372	$14,441,816	$459,365,209
Fidelity SAI U.S. Low Volatility Index Fund	362,888,020	35,000,000	--	--	--	48,588,575	446,476,595
Fidelity SAI U.S. Value Index Fund	35,586,584	--	36,402,643	--	(2,048,135)	2,864,194	--
Total	$568,261,813	$1,174,458,999	$902,413,830	$246,174	$(359,763)	$65,894,585	$905,841,804

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $67,249,542) — See accompanying schedule: Unaffiliated issuers (cost $6,130,843,793)	$9,064,091,410
Fidelity Central Funds (cost $69,641,219)	69,641,219
Other affiliated issuers (cost $811,953,219)	905,841,804
Total Investment in Securities (cost $7,012,438,231)		$10,039,574,433
Receivable for investments sold		3,729,236
Receivable for fund shares sold		3,300,728
Dividends receivable		24,772,302
Interest receivable		147,786
Distributions receivable from Fidelity Central Funds		72,546
Prepaid expenses		12,628
Other receivables		176,912
Total assets		10,071,786,571
Liabilities
Payable for investments purchased	$13,877,250
Payable for fund shares redeemed	2,845,175
Accrued management fee	1,594,442
Other payables and accrued expenses	227,095
Collateral on securities loaned	69,645,475
Total liabilities		88,189,437
Net Assets		$9,983,597,134
Net Assets consist of:
Paid in capital		$6,483,899,360
Total accumulated earnings (loss)		3,499,697,774
Net Assets		$9,983,597,134
Net Asset Value, offering price and redemption price per share ($9,983,597,134 ÷ 509,086,633 shares)		$19.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2019 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$98,205,794
Affiliated issuers		246,174
Interest		1,133,999
Income from Fidelity Central Funds (including $531,821 from security lending)		531,821
Total income		100,117,788
Expenses
Management fee	$21,659,029
Accounting fees	106,648
Custodian fees and expenses	41,971
Independent trustees' fees and expenses	55,390
Registration fees	42,540
Audit	37,111
Legal	18,705
Miscellaneous	40,013
Total expenses before reductions	22,001,407
Expense reductions	(12,229,900)
Total expenses after reductions		9,771,507
Net investment income (loss)		90,346,281
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	403,315,988
Fidelity Central Funds	725
Other affiliated issuers	(359,763)
Foreign currency transactions	805
Capital gain distributions from underlying funds:
Unaffiliated issuers	22,849,868
Total net realized gain (loss)		425,807,623
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	815,421,847
Affiliated issuers	65,894,585
Total change in net unrealized appreciation (depreciation)		881,316,432
Net gain (loss)		1,307,124,055
Net increase (decrease) in net assets resulting from operations		$1,397,470,336

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2019 (Unaudited)	Year ended May 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$90,346,281	$252,223,912
Net realized gain (loss)	425,807,623	918,081,275
Change in net unrealized appreciation (depreciation)	881,316,432	(1,390,415,836)
Net increase (decrease) in net assets resulting from operations	1,397,470,336	(220,110,649)
Distributions to shareholders	(616,660,060)	(881,905,021)
Share transactions
Proceeds from sales of shares	390,238,147	1,225,576,742
Reinvestment of distributions	601,190,929	878,317,765
Cost of shares redeemed	(1,203,631,005)	(2,832,648,067)
Net increase (decrease) in net assets resulting from share transactions	(212,201,929)	(728,753,560)
Total increase (decrease) in net assets	568,608,347	(1,830,769,230)
Net Assets
Beginning of period	9,414,988,787	11,245,758,017
End of period	$9,983,597,134	$9,414,988,787
Other Information
Shares
Sold	21,028,609	63,933,831
Issued in reinvestment of distributions	32,479,251	48,812,720
Redeemed	(64,709,827)	(147,882,523)
Net increase (decrease)	(11,201,967)	(35,135,972)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Value Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.10	$20.25	$19.26	$17.66	$19.26	$19.14
Income from Investment Operations
Net investment income (loss)A	.17	.45	.38	.37	.34	.31
Net realized and unrealized gain (loss)	2.54	(1.01)	2.11	2.29	(.73)	1.59
Total from investment operations	2.71	(.56)	2.49	2.66	(.39)	1.90
Distributions from net investment income	(.19)	(.42)	(.36)	(.34)	(.31)	(.27)
Distributions from net realized gain	(1.02)	(1.18)	(1.14)	(.72)	(.90)	(1.51)
Total distributions	(1.20)B	(1.59)C	(1.50)	(1.06)	(1.21)	(1.78)
Net asset value, end of period	$19.61	$18.10	$20.25	$19.26	$17.66	$19.26
Total ReturnD,E	15.39%	(2.53)%	13.38%	15.56%	(1.97)%	10.23%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.47%	.60%	.60%	.58%	.56%
Expenses net of fee waivers, if any	.20%H	.22%	.35%	.35%	.33%	.31%
Expenses net of all reductions	.20%H	.22%	.35%	.35%	.33%	.31%
Net investment income (loss)	1.85%H	2.34%	1.88%	1.99%	1.94%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$9,983,597	$9,414,989	$11,245,758	$10,753,496	$11,060,619	$13,270,015
Portfolio turnover rateI	49%H	38%	23%	32%	39%	31%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.20 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $1.019 per share.

 C Total distributions of $1.59 per share is comprised of distributions from net investment income of $.415 and distributions from net realized gain of $1.179 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2019

1. Organization.

Strategic Advisers Value Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $176,645 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,198,697,650
Gross unrealized depreciation	(189,659,058)
Net unrealized appreciation (depreciation)	$3,009,038,592
Tax cost	$7,030,535,841

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,366,856,129 and $3,066,593,003, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .70% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, J.P. Morgan Investment Management, Inc., LSV Asset Management and Boston Partners Global Investors, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser) and Geode Capital Management, LLC have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Effective July 1, 2019 accounting fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. For the period, the fees were equivalent to an annualized rate of less than .005%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Value Fund	$961

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12,191 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2022. During the period, this waiver reduced the Fund's management fee by $ 12,229,900.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 10% of the total outstanding shares of Fidelity SAI U.S. Low Volatility Index Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period-B June 1, 2019 to November 30, 2019
Actual	.20%	$1,000.00	$1,153.90	$1.08
Hypothetical-C		$1,000.00	$1,024.00	$1.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers) and the sub-advisory agreements with Aristotle Capital Management LLC (Aristotle), Boston Partners Global Investors, Inc. (Boston Partners), Brandywine Global Investment Management, LLC (Brandywine), FIAM LLC, Geode Capital Management, LLC (Geode), J.P. Morgan Investment Management Inc., and LSV Asset Management (LSV) (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2019 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved amendments to the fund's sub-advisory agreements with: (i) Aristotle, Boston Partners, Brandywine, and Geode to add certain exceptions to the most favored nation (MFN) provision in each such sub-advisory agreement; and (ii) LSV to both expand the scope of, and add certain exceptions to, the MFN provision in each such sub-advisory agreement. Where applicable, the Board also approved non-material amendments to these sub-advisory agreements. The Board noted that the other terms of each amended sub-advisory agreement are not materially different from those of the applicable existing sub-advisory agreement and that Aristotle, Boston Partners, Brandywine, Geode, and LSV each will continue to provide the same services to the fund.

In reaching its determination to renew the fund's Advisory Contracts and approve the amendments to the sub-advisory agreements described above (Amendments), the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendments, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the Amendments do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers’ investment staffs, their use of technology, and the Investment Advisers’ approach to managing and compensating investment personnel. The Board noted that the Investment Advisers’ analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers’ trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers’ supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2018, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period and in the second quartile for the three- and five-year periods ended December 31, 2018. The Board also noted that the fund had out-performed 37%, 63%, and 72% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2018. The Board also noted that the investment performance of the fund was higher than its benchmark for the three- and five-year periods and lower than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2022 (effectively waiving its portion of the management fee) and considered that the fund's contractual maximum aggregate annual management fee rate may not exceed 0.70%. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2018.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2018.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2022.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendments should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement and the approval of the Amendments do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

SUF-SANN-0120
1.912899.109

Strategic Advisers® Core Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

Semi-Annual Report

November 30, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contract and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2019

(excluding cash equivalents)	% of fund's net assets
Fidelity SAI U.S. Quality Index Fund	8.7
JPMorgan U.S. Large Cap Core Plus Fund Select Class(a)	5.0
Microsoft Corp.	3.8
Apple, Inc.(b)	3.1
Amazon.com, Inc.	2.1
Alphabet, Inc. Class C	1.8
PIMCO StocksPLUS Absolute Return Fund Institutional Class	1.6
Facebook, Inc. Class A	1.5
Johnson & Johnson	1.5
JPMorgan Chase & Co.(b)	1.4
30.5

 (a) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

 (b) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of November 30, 2019

(stocks only)	% of fund's net assets
Information Technology	17.2
Financials	12.9
Health Care	12.1
Communication Services	8.7
Industrials	8.4

Asset Allocation (% of fund's net assets)

As of November 30, 2019
Common Stocks	81.8%
Large Blend Funds	7.1%
Large Growth Funds	9.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.8%
	Shares	Value
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	3,081,951	$115,203,328
CenturyLink, Inc.	154,949	2,245,211
Verizon Communications, Inc.	2,790,300	168,087,672
		285,536,211
Entertainment - 1.5%
Activision Blizzard, Inc.	1,021,890	56,030,229
DouYu International Holdings Ltd. ADR (a)	169,000	1,260,740
Electronic Arts, Inc. (b)	355,685	35,927,742
Netflix, Inc. (b)	343,795	108,178,535
Take-Two Interactive Software, Inc. (b)	24,200	2,936,670
The Walt Disney Co.	854,137	129,470,086
Viacom, Inc. Class B (non-vtg.)	191,606	4,611,956
Vivendi SA	2,105,677	57,815,270
World Wrestling Entertainment, Inc. Class A (a)	61,200	3,795,624
		400,026,852
Interactive Media & Services - 4.0%
Alphabet, Inc.:
Class A (b)	153,031	199,566,197
Class C (b)	377,486	492,604,131
Facebook, Inc. Class A (b)	1,947,295	392,652,564
TripAdvisor, Inc.	20,602	585,097
Twitter, Inc. (b)	157,577	4,870,705
Wise Talent Information Technology Co. Ltd. (b)	772,800	1,804,602
		1,092,083,296
Media - 2.1%
Altice U.S.A., Inc. Class A (b)	1,101,697	28,181,409
CBS Corp. Class B	54,100	2,184,558
Charter Communications, Inc. Class A (b)	276,909	130,149,999
Comcast Corp. Class A	7,910,068	349,229,502
Discovery Communications, Inc.:
Class A (a)(b)	55,767	1,836,965
Class C (non-vtg.) (b)	603,800	18,427,976
DISH Network Corp.:
rights 12/9/19 (b)	7,924	5,388
Class A (b)	145,422	4,969,070
Fox Corp. Class B	22,716	794,606
Interpublic Group of Companies, Inc.	44,336	993,126
Liberty Broadband Corp. Class C (b)	258,776	30,921,144
Liberty Media Corp. Liberty SiriusXM Series A (b)	65,800	3,204,460
New Media Investment Group, Inc.	34,678	220,552
Omnicom Group, Inc.	95,475	7,588,353
Tegna, Inc.	64,900	996,215
		579,703,323
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (b)	293,388	23,045,627

TOTAL COMMUNICATION SERVICES		2,380,395,309

CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.2%
Aptiv PLC	300,841	28,242,953
BorgWarner, Inc.	130,492	5,487,189
Cooper Tire & Rubber Co.	55,800	1,608,156
Gentex Corp.	32,557	924,619
Lear Corp.	42,800	5,149,268
Magna International, Inc. Class A (sub. vtg.)	352,400	19,412,112
The Goodyear Tire & Rubber Co.	186,300	2,978,937
		63,803,234
Automobiles - 0.2%
Ferrari NV	112,200	18,879,894
Ford Motor Co.	1,244,419	11,274,436
General Motors Co.	633,866	22,819,176
Harley-Davidson, Inc.	121,754	4,429,411
Thor Industries, Inc.	14,440	920,839
		58,323,756
Distributors - 0.0%
Genuine Parts Co.	19,633	2,049,096
LKQ Corp. (b)	41,300	1,457,064
		3,506,160
Diversified Consumer Services - 0.0%
Afya Ltd. (a)	29,734	818,874
H&R Block, Inc.	23,912	582,975
		1,401,849
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc.	44,600	1,998,080
Chipotle Mexican Grill, Inc. (b)	222	180,690
Darden Restaurants, Inc.	82,254	9,742,164
Domino's Pizza, Inc.	29,100	8,564,130
Hilton Worldwide Holdings, Inc.	154,016	16,171,680
Hyatt Hotels Corp. Class A (a)	4,191	338,633
Las Vegas Sands Corp.	40,301	2,528,888
Marriott International, Inc. Class A	152,100	21,348,756
McDonald's Corp.	649,263	126,268,668
MGM Mirage, Inc.	313,000	10,000,350
Norwegian Cruise Line Holdings Ltd. (b)	67,996	3,647,305
Restaurant Brands International, Inc.	479,385	31,470,580
Royal Caribbean Cruises Ltd.	298,842	35,867,017
Starbucks Corp.	790,329	67,517,806
Wyndham Destinations, Inc.	74,821	3,628,819
Wynn Resorts Ltd.	95,400	11,529,090
Yum! Brands, Inc.	747,753	75,276,295
		426,078,951
Household Durables - 0.4%
D.R. Horton, Inc.	232,919	12,892,067
Garmin Ltd.	22,635	2,211,213
Lennar Corp. Class A	650,898	38,826,066
Mohawk Industries, Inc. (b)	43,300	6,034,721
Newell Brands, Inc.	133,457	2,565,044
NVR, Inc. (b)	2,500	9,479,725
PulteGroup, Inc.	347,280	13,769,652
Toll Brothers, Inc.	18,944	760,980
Whirlpool Corp.	70,002	10,017,286
		96,556,754
Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc. (b)	322,838	581,366,670
eBay, Inc.	125,939	4,473,353
Expedia, Inc.	118,504	12,047,117
Pinduoduo, Inc. ADR (b)	76,300	2,742,985
The Booking Holdings, Inc. (b)	92,083	175,328,794
		775,958,919
Leisure Products - 0.0%
Brunswick Corp.	106,100	6,235,497
Hasbro, Inc.	11,069	1,125,717
Polaris, Inc.	8,200	801,140
		8,162,354
Multiline Retail - 0.4%
Big Lots, Inc.	13,500	282,150
Dillard's, Inc. Class A (a)	19,700	1,414,460
Dollar General Corp.	134,194	21,116,768
Dollar Tree, Inc. (b)	209,397	19,151,450
Kohl's Corp.	88,900	4,179,189
Macy's, Inc.	103,200	1,581,024
Target Corp.	400,480	50,064,005
		97,789,046
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	15,615	2,452,804
American Eagle Outfitters, Inc.	110,600	1,655,682
AutoZone, Inc. (b)	20,710	24,394,723
Best Buy Co., Inc.	486,584	39,238,134
Burlington Stores, Inc. (b)	85,100	19,147,500
CarMax, Inc. (b)	21,073	2,049,560
Gap, Inc.	101,600	1,687,576
Lowe's Companies, Inc.	444,182	52,106,990
O'Reilly Automotive, Inc. (b)	181,426	80,241,091
Office Depot, Inc.	40,900	91,207
Penske Automotive Group, Inc.	60,300	3,044,547
Ross Stores, Inc.	347,296	40,338,430
The Home Depot, Inc.	845,765	186,499,640
TJX Companies, Inc.	1,151,535	70,393,335
Ulta Beauty, Inc. (b)	193,842	45,331,890
Williams-Sonoma, Inc.	10,000	694,000
		569,367,109
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc.	34,320	517,202
NIKE, Inc. Class B	647,073	60,494,855
Ralph Lauren Corp.	6,878	738,285
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	15,400	619,388
Tapestry, Inc.	251,500	6,762,835
VF Corp.	133,100	11,784,674
		80,917,239

TOTAL CONSUMER DISCRETIONARY		2,181,865,371

CONSUMER STAPLES - 5.1%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	133,500	10,582,361
Constellation Brands, Inc. Class A (sub. vtg.)	269,841	50,206,616
Keurig Dr. Pepper, Inc. (a)	500,887	15,497,444
Molson Coors Brewing Co. Class B	90,078	4,547,137
Monster Beverage Corp. (b)	289,027	17,289,595
PepsiCo, Inc.	521,953	70,896,876
The Coca-Cola Co.	2,915,758	155,701,477
		324,721,506
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	121,846	36,530,649
Kroger Co.	270,268	7,389,127
Sysco Corp.	198,615	15,998,438
U.S. Foods Holding Corp. (b)	10,837	430,987
Walgreens Boots Alliance, Inc.	237,617	14,161,973
Walmart, Inc.	896,815	106,801,698
		181,312,872
Food Products - 0.8%
Archer Daniels Midland Co.	145,362	6,240,391
Campbell Soup Co.	288,073	13,415,560
Conagra Brands, Inc.	1,495,946	43,187,961
General Mills, Inc.	46,546	2,481,833
Ingredion, Inc.	35,100	2,919,267
Kellogg Co.	61,151	3,982,153
Mondelez International, Inc.	1,015,470	53,352,794
Nestle SA sponsored ADR	197,800	20,559,332
Pilgrim's Pride Corp. (b)	115,200	3,628,800
Post Holdings, Inc. (b)	87,600	9,250,560
The Hershey Co.	18,645	2,762,443
The J.M. Smucker Co.	77,829	8,179,050
Tyson Foods, Inc. Class A	438,366	39,404,720
		209,364,864
Household Products - 1.2%
Church & Dwight Co., Inc.	115,403	8,105,907
Clorox Co.	19,061	2,825,412
Colgate-Palmolive Co.	84,045	5,699,932
Kimberly-Clark Corp.	235,156	32,061,169
Procter & Gamble Co. (c)	2,343,310	286,024,419
		334,716,839
Personal Products - 0.1%
Coty, Inc. Class A	20,851	240,621
Estee Lauder Companies, Inc. Class A	165,934	32,435,119
Herbalife Nutrition Ltd. (b)	202,200	9,222,342
		41,898,082
Tobacco - 1.1%
Altria Group, Inc.	3,048,699	151,520,340
British American Tobacco PLC sponsored ADR	308,300	12,211,763
Philip Morris International, Inc.	1,646,780	136,567,465
		300,299,568

TOTAL CONSUMER STAPLES		1,392,313,731

ENERGY - 3.9%
Energy Equipment & Services - 0.1%
AKITA Drilling Ltd. Class A (non-vtg.)	8,801	5,963
Baker Hughes, A GE Co. Class A	143,300	3,212,786
DMC Global, Inc.	4,000	184,360
Forum Energy Technologies, Inc. (b)	71,700	93,927
Halliburton Co.	832,000	17,463,680
Helmerich & Payne, Inc.	30,148	1,191,750
National Oilwell Varco, Inc.	30,258	682,318
Odfjell Drilling Ltd. (b)	46,500	128,293
Patterson-UTI Energy, Inc.	19,300	172,542
RigNet, Inc. (b)	53,600	278,720
Schlumberger Ltd.	490,993	17,773,947
Shelf Drilling Ltd. (b)(d)	142,600	291,516
Solaris Oilfield Infrastructure, Inc. Class A	60,200	645,946
TechnipFMC PLC	7,977	150,287
Tenaris SA sponsored ADR	13,100	278,899
		42,554,934
Oil, Gas & Consumable Fuels - 3.8%
Apache Corp.	671,200	14,954,336
Arch Coal, Inc.	1,400	103,754
Black Stone Minerals LP	10,200	121,074
BP PLC sponsored ADR	527,300	19,731,566
Brigham Minerals, Inc. Class A	44,400	859,584
Cabot Oil & Gas Corp.	217,251	3,462,981
Canadian Natural Resources Ltd.	44,800	1,253,307
Canadian Natural Resources Ltd.	3,300	92,301
Cenovus Energy, Inc. (Canada)	2,167,200	19,301,345
Cheniere Energy, Inc. (b)	55,700	3,372,078
Chevron Corp.	1,760,448	206,201,274
Cimarex Energy Co.	28,100	1,291,757
Concho Resources, Inc.	361,991	26,266,067
ConocoPhillips Co.	946,599	56,739,144
Delek Logistics Partners LP	2,800	89,936
Delek U.S. Holdings, Inc.	16,729	573,972
Devon Energy Corp.	60,000	1,313,400
Diamondback Energy, Inc.	305,456	23,623,967
Encana Corp. (Toronto)	140,851	556,702
Eni SpA	6,900	103,968
Enterprise Products Partners LP	38,500	1,013,320
EOG Resources, Inc.	823,925	58,416,283
Equinor ASA sponsored ADR	1,060,700	19,654,771
Exxon Mobil Corp.	3,265,452	222,475,245
Hess Corp.	409,800	25,444,482
HollyFrontier Corp.	63,552	3,276,106
Kosmos Energy Ltd.	135,100	806,547
Lundin Petroleum AB	28,200	869,292
Magellan Midstream Partners LP	269,444	15,754,391
Magnolia Oil & Gas Corp. Class A (a)(b)	52,500	570,150
Marathon Oil Corp.	95,318	1,110,455
Marathon Petroleum Corp.	685,924	41,594,431
National Energy Services Reunited Corp. (b)	1,500	13,725
Noble Energy, Inc.	237,985	4,940,569
Northern Oil & Gas, Inc. (b)	360,200	641,156
Occidental Petroleum Corp.	1,075,800	41,493,606
Par Pacific Holdings, Inc. (b)	44,800	1,115,072
Parex Resources, Inc. (b)	94,900	1,401,745
Parsley Energy, Inc. Class A	512,621	7,679,063
PBF Energy, Inc. Class A	124,900	3,909,370
PDC Energy, Inc. (b)	48,200	1,095,586
Peabody Energy Corp.	8,700	84,216
Phillips 66 Co.	184,325	21,145,764
Pioneer Natural Resources Co.	287,006	36,690,847
Reliance Industries Ltd.	33	713
Scorpio Tankers, Inc.	8,200	281,998
Suncor Energy, Inc.	35,200	1,105,052
Suncor Energy, Inc.	953,325	29,934,405
Targa Resources Corp.	243,000	8,876,790
TC Energy Corp.	297,650	15,163,725
Teekay LNG Partners LP	35,600	542,900
Texas Pacific Land Trust	100	67,498
The Williams Companies, Inc.	85,468	1,941,833
Total SA sponsored ADR	569,015	29,896,048
Valero Energy Corp.	620,270	59,229,582
Viper Energy Partners LP	65,100	1,544,172
World Fuel Services Corp.	2,800	118,720
		1,039,912,141

TOTAL ENERGY		1,082,467,075

FINANCIALS - 12.9%
Banks - 6.8%
Bank of America Corp. (c)	10,958,491	365,136,920
BB&T Corp.	147,912	8,093,745
CIT Group, Inc.	74,500	3,391,240
Citigroup, Inc. (c)	4,934,371	370,669,950
Citizens Financial Group, Inc.	315,490	12,133,745
Comerica, Inc.	36,772	2,589,117
Commerce Bancshares, Inc.	14,504	972,203
Cullen/Frost Bankers, Inc.	7,314	684,298
Danske Bank A/S	506,982	6,845,036
EFG Eurobank Ergasias SA (b)	1,328,000	1,398,810
Fifth Third Bancorp	1,688,140	50,964,947
First Horizon National Corp.	133,300	2,143,464
First Republic Bank	184,455	20,271,605
Huntington Bancshares, Inc.	874,111	13,015,513
JPMorgan Chase & Co. (c)	2,969,138	391,213,623
KeyCorp	2,023,894	39,243,305
M&T Bank Corp.	64,930	10,696,568
PNC Financial Services Group, Inc.	1,049,389	160,776,889
Popular, Inc.	11,434	632,415
Prosperity Bancshares, Inc.	8,034	564,389
Regions Financial Corp.	618,965	10,299,578
Signature Bank	39,758	4,904,547
Societe Generale Series A	84,800	2,664,943
SunTrust Banks, Inc.	193,900	13,735,876
SVB Financial Group (b)	132,878	30,791,819
Synovus Financial Corp.	52,800	2,011,152
U.S. Bancorp	940,390	56,451,612
Wells Fargo & Co.	5,036,759	274,301,895
Zions Bancorp NA	22,969	1,143,397
		1,857,742,601
Capital Markets - 2.1%
Ameriprise Financial, Inc.	259,150	42,466,911
Apollo Global Management LLC Class A	92,500	4,051,500
Bank of New York Mellon Corp.	194,532	9,526,232
BlackRock, Inc. Class A	33,848	16,751,714
Cboe Global Markets, Inc.	253,794	30,176,107
Charles Schwab Corp.	1,334,040	66,034,980
E*TRADE Financial Corp.	314,067	13,913,168
Eaton Vance Corp. (non-vtg.)	15,200	716,984
Franklin Resources, Inc.	131,327	3,610,179
Goldman Sachs Group, Inc.	416,104	92,104,620
Intercontinental Exchange, Inc.	576,156	54,256,611
KKR & Co. LP	249,700	7,363,653
Legg Mason, Inc.	76,000	2,970,080
LPL Financial	10,873	1,004,122
MarketAxess Holdings, Inc.	3,100	1,251,842
Moody's Corp.	12,207	2,766,961
Morgan Stanley	1,963,973	97,177,384
MSCI, Inc.	4,666	1,209,381
Northern Trust Corp.	28,568	3,063,632
Raymond James Financial, Inc.	145,192	13,041,145
S&P Global, Inc.	94,960	25,131,164
SEI Investments Co.	16,675	1,076,038
State Street Corp.	608,947	45,731,920
T. Rowe Price Group, Inc.	99,389	12,280,505
TD Ameritrade Holding Corp.	335,300	17,378,599
Tradeweb Markets, Inc. Class A	78,183	3,497,126
Virtu Financial, Inc. Class A (a)	253,270	4,204,282
		572,756,840
Consumer Finance - 0.7%
360 Finance, Inc. ADR	367,900	3,495,050
Ally Financial, Inc.	660,348	21,025,480
American Express Co.	249,013	29,911,442
Capital One Financial Corp.	1,050,567	105,067,206
Credit Acceptance Corp. (b)	2,562	1,102,839
Discover Financial Services	161,995	13,748,516
Navient Corp.	115,400	1,655,990
OneMain Holdings, Inc.	368,700	15,887,283
Qudian, Inc. ADR (a)(b)	182,400	904,704
Santander Consumer U.S.A. Holdings, Inc.	45,806	1,078,731
Shriram Transport Finance Co. Ltd.	92,700	1,456,347
SLM Corp.	320,992	2,738,062
Synchrony Financial	265,918	9,947,992
		208,019,642
Diversified Financial Services - 1.5%
AXA Equitable Holdings, Inc.	2,131,320	52,728,857
Berkshire Hathaway, Inc.:
Class A (b)	1	330,495
Class B (b)	1,563,440	344,425,832
Jefferies Financial Group, Inc.	41,079	858,551
Voya Financial, Inc.	348,906	20,334,242
		418,677,977
Insurance - 1.8%
AFLAC, Inc.	267,795	14,685,878
Alleghany Corp. (b)	1,962	1,530,438
Allstate Corp.	212,403	23,651,074
American Financial Group, Inc.	19,859	2,178,731
American International Group, Inc.	1,109,681	58,435,801
Aon PLC	15,055	3,065,349
Arch Capital Group Ltd. (b)	54,700	2,295,759
Assurant, Inc.	8,200	1,089,534
Athene Holding Ltd. (b)	19,453	875,774
Chubb Ltd.	385,347	58,372,364
Cincinnati Financial Corp.	18,898	2,023,031
Everest Re Group Ltd.	27,570	7,478,638
FNF Group	180,938	8,618,077
Genworth Financial, Inc. Class A	116,700	462,132
Globe Life, Inc.	32,298	3,318,942
Hanover Insurance Group, Inc.	4,700	638,871
Hartford Financial Services Group, Inc.	656,477	40,609,667
Lincoln National Corp.	159,097	9,394,678
Loews Corp.	83,336	4,241,802
Markel Corp. (b)	1,910	2,168,901
Marsh & McLennan Companies, Inc.	350,654	37,895,178
MetLife, Inc.	926,539	46,243,561
Old Republic International Corp.	29,500	665,520
Principal Financial Group, Inc.	68,993	3,801,514
Progressive Corp.	740,014	54,058,023
Prudential Financial, Inc.	296,057	27,716,856
Reinsurance Group of America, Inc.	31,780	5,258,319
The Travelers Companies, Inc.	183,958	25,150,738
Unum Group	96,100	2,954,114
W.R. Berkley Corp.	21,019	1,429,292
Willis Group Holdings PLC	205,571	40,382,367
		490,690,923
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	427,600	3,989,508
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	63,063	751,711
Radian Group, Inc.	133,900	3,459,976
		4,211,687

TOTAL FINANCIALS		3,556,089,178

HEALTH CARE - 12.1%
Biotechnology - 1.9%
AbbVie, Inc.	1,727,495	151,553,136
Acceleron Pharma, Inc. (b)	28,000	1,370,880
Alexion Pharmaceuticals, Inc. (b)	445,262	50,733,152
Alnylam Pharmaceuticals, Inc. (b)	22,000	2,577,080
Amgen, Inc.	456,800	107,220,096
Argenx SE ADR (b)	28,000	4,145,400
Ascendis Pharma A/S sponsored ADR (b)	38,000	4,376,840
BeiGene Ltd. ADR (b)	10,000	2,032,900
BELLUS Health, Inc. (b)	140,000	980,000
Biogen, Inc. (b)	116,074	34,800,146
BioMarin Pharmaceutical, Inc. (b)	80,536	6,500,061
bluebird bio, Inc. (b)	25,000	2,023,500
Blueprint Medicines Corp. (b)	44,000	3,609,760
FibroGen, Inc. (b)	40,000	1,694,800
Gilead Sciences, Inc.	465,284	31,285,696
Incyte Corp. (b)	38,049	3,582,694
Intercept Pharmaceuticals, Inc. (a)(b)	86,100	9,330,657
Neurocrine Biosciences, Inc. (b)	20,000	2,332,200
Principia Biopharma, Inc. (b)	45,000	1,612,350
Regeneron Pharmaceuticals, Inc. (b)	1,984	732,096
Sage Therapeutics, Inc. (b)	12,000	1,857,240
Sarepta Therapeutics, Inc. (b)	56,000	6,299,440
Turning Point Therapeutics, Inc.	28,000	1,574,160
Vertex Pharmaceuticals, Inc. (b)	363,097	80,516,760
Xencor, Inc. (b)	55,000	2,167,000
Zymeworks, Inc. (b)	55,000	2,397,450
		517,305,494
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	842,116	71,958,812
Align Technology, Inc. (b)	3,545	983,170
Atricure, Inc. (b)	60,000	1,785,000
Baxter International, Inc.	24,380	1,998,429
Becton, Dickinson & Co.	459,087	118,673,990
Boston Scientific Corp. (b)	3,272,890	141,552,493
Danaher Corp.	45,092	6,582,530
Edwards Lifesciences Corp. (b)	8,430	2,064,844
Genmark Diagnostics, Inc. (b)	280,000	1,562,400
Hologic, Inc. (b)	377,879	19,392,750
IDEXX Laboratories, Inc. (b)	222	55,851
Insulet Corp. (b)	38,000	7,056,600
Intuitive Surgical, Inc. (b)	126,200	74,823,980
Masimo Corp. (b)	26,000	4,031,820
Medtronic PLC	128,595	14,324,197
Penumbra, Inc. (b)	34,500	6,103,740
Stryker Corp.	230,995	47,321,636
Teleflex, Inc.	5,455	1,927,470
The Cooper Companies, Inc.	29,054	9,096,517
Zimmer Biomet Holdings, Inc.	792,387	115,117,983
		646,414,212
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.	53,340	4,689,119
Anthem, Inc.	157,727	45,529,476
Cardinal Health, Inc.	112,592	6,195,938
Centene Corp. (b)	824,516	49,858,483
Cigna Corp.	1,005,724	201,064,342
CVS Health Corp.	993,735	74,798,433
DaVita HealthCare Partners, Inc. (b)	19,000	1,363,630
Encompass Health Corp.	11,300	799,023
HCA Holdings, Inc.	372,569	51,660,418
HealthEquity, Inc. (b)	30,000	1,886,700
Henry Schein, Inc. (b)	45,530	3,137,017
Humana, Inc.	190,411	64,973,946
Laboratory Corp. of America Holdings (b)	53,505	9,218,376
McKesson Corp.	323,321	46,765,149
Molina Healthcare, Inc. (b)	21,000	2,845,500
Quest Diagnostics, Inc.	42,414	4,519,212
UnitedHealth Group, Inc.	980,510	274,415,334
Universal Health Services, Inc. Class B	48,761	6,801,672
		850,521,768
Health Care Technology - 0.0%
Cerner Corp.	52,314	3,745,159
Veeva Systems, Inc. Class A (b)	14,455	2,156,397
		5,901,556
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. (b)	40,716	2,642,061
Agilent Technologies, Inc.	262,343	21,189,444
Bio-Rad Laboratories, Inc. Class A (b)	3,200	1,182,016
Bruker Corp.	58,000	2,969,020
Illumina, Inc. (b)	3,325	1,066,527
Lonza Group AG	9,000	3,057,164
Mettler-Toledo International, Inc. (b)	2,680	1,928,019
Thermo Fisher Scientific, Inc.	301,426	94,632,693
		128,666,944
Pharmaceuticals - 4.3%
Astellas Pharma, Inc.	128,000	2,184,610
AstraZeneca PLC:
(United Kingdom)	200,000	19,321,562
sponsored ADR	410,230	19,887,950
Bayer AG	387,390	29,257,480
Bristol-Myers Squibb Co.	1,745,973	99,415,703
Bristol-Myers Squibb Co. rights 12/31/99 (b)	322,617	693,627
Dechra Pharmaceuticals PLC	60,000	2,199,127
Elanco Animal Health, Inc. (b)	1,905,880	52,811,935
Eli Lilly & Co.	968,102	113,606,770
GlaxoSmithKline PLC sponsored ADR	739,812	33,646,650
Jazz Pharmaceuticals PLC (b)	28,590	4,320,521
Johnson & Johnson	2,855,339	392,580,559
Mallinckrodt PLC (b)	101,900	384,163
Merck & Co., Inc.	2,558,317	223,034,076
MyoKardia, Inc. (b)	28,000	1,824,200
Novartis AG sponsored ADR	11,500	1,061,450
Perrigo Co. PLC	18,400	942,632
Pfizer, Inc.	2,936,674	113,120,682
Recordati SpA	40,000	1,677,821
Roche Holding AG (participation certificate)	80,000	24,663,438
Theravance Biopharma, Inc. (b)	77,820	1,693,363
Zoetis, Inc. Class A	264,800	31,913,696
Zogenix, Inc. (b)	43,077	2,058,219
		1,172,300,234

TOTAL HEALTH CARE		3,321,110,208

INDUSTRIALS - 8.4%
Aerospace & Defense - 2.7%
Arconic, Inc.	90,428	2,799,651
General Dynamics Corp.	298,713	54,288,101
Harris Corp.	123,430	24,820,539
Huntington Ingalls Industries, Inc.	26,485	6,665,480
Lockheed Martin Corp.	220,078	86,057,100
Moog, Inc. Class A	27,100	2,327,077
Northrop Grumman Corp.	321,076	112,944,905
Raytheon Co.	63,470	13,799,647
Spirit AeroSystems Holdings, Inc. Class A	71,779	6,244,055
Textron, Inc.	463,062	21,411,987
The Boeing Co.	430,255	157,550,776
United Technologies Corp. (c)	1,817,515	269,610,175
		758,519,493
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	76,035	5,843,290
FedEx Corp.	100,900	16,149,045
United Parcel Service, Inc. Class B (c)	724,029	86,687,992
		108,680,327
Airlines - 0.5%
Alaska Air Group, Inc.	143,942	9,933,437
American Airlines Group, Inc.	66,000	1,896,840
Delta Air Lines, Inc.	1,343,496	76,995,756
JetBlue Airways Corp. (b)	188,698	3,636,210
Southwest Airlines Co.	96,985	5,590,215
United Continental Holdings, Inc. (b)	327,982	30,436,730
		128,489,188
Building Products - 0.1%
A.O. Smith Corp.	13,800	667,920
Fortune Brands Home & Security, Inc.	227,335	14,381,212
Johnson Controls International PLC	5,319	227,813
Masco Corp.	38,277	1,781,794
Owens Corning	14,700	985,782
		18,044,521
Commercial Services & Supplies - 0.2%
Cintas Corp.	11,508	2,958,246
Copart, Inc. (b)	31,070	2,765,230
Deluxe Corp.	49,200	2,513,136
Herman Miller, Inc.	68,300	3,263,374
Republic Services, Inc.	187,174	16,592,975
Waste Connection, Inc. (United States)	198,845	18,005,415
		46,098,376
Construction & Engineering - 0.2%
AECOM (b)	20,159	873,489
Jacobs Engineering Group, Inc.	551,901	50,824,563
Quanta Services, Inc.	19,176	798,489
		52,496,541
Electrical Equipment - 0.4%
Acuity Brands, Inc.	5,083	664,755
AMETEK, Inc.	279,142	27,637,849
Eaton Corp. PLC	436,711	40,395,768
Emerson Electric Co.	419,100	30,954,726
Hubbell, Inc. Class B	6,971	1,024,876
Sensata Technologies, Inc. PLC (b)	21,447	1,104,306
Sunrun, Inc. (b)	656,200	9,108,056
Vivint Solar, Inc. (a)(b)	892,690	6,561,272
		117,451,608
Industrial Conglomerates - 1.5%
3M Co.	39,119	6,641,233
General Electric Co.	16,680,115	187,984,896
Honeywell International, Inc.	1,075,362	192,005,885
Roper Technologies, Inc.	89,568	32,277,620
		418,909,634
Machinery - 1.2%
AGCO Corp.	55,971	4,373,014
Allison Transmission Holdings, Inc.	104,049	5,035,972
Caterpillar, Inc.	164,217	23,767,126
Crane Co.	4,858	403,554
Cummins, Inc.	208,785	38,178,425
Deere & Co.	157,159	26,410,570
Dover Corp.	19,249	2,145,879
Flowserve Corp.	372,000	18,116,400
Fortive Corp.	704,465	50,841,239
Ingersoll-Rand PLC	425,280	55,758,461
Lincoln Electric Holdings, Inc.	7,300	673,498
Meritor, Inc. (b)	138,500	3,497,125
Oshkosh Corp.	55,872	5,054,181
PACCAR, Inc.	482,545	39,264,687
Parker Hannifin Corp.	23,661	4,703,570
Pentair PLC	19,936	884,162
Snap-On, Inc.	60,710	9,741,527
Stanley Black & Decker, Inc.	168,869	26,637,396
Timken Co.	62,900	3,307,911
Trinity Industries, Inc.	73,000	1,535,920
Westinghouse Air Brake Co.	197,756	15,537,689
		335,868,306
Professional Services - 0.2%
CoStar Group, Inc. (b)	11,400	6,986,604
Equifax, Inc.	106,900	14,927,516
IHS Markit Ltd. (b)	51,876	3,768,791
Manpower, Inc.	43,700	4,048,368
RELX PLC (London Stock Exchange)	401,417	9,723,728
Robert Half International, Inc.	13,961	812,530
TransUnion Holding Co., Inc.	190,624	16,452,757
		56,720,294
Road & Rail - 0.9%
AMERCO	2,669	966,765
CSX Corp.	521,313	37,294,732
J.B. Hunt Transport Services, Inc.	175,600	20,302,872
Knight-Swift Transportation Holdings, Inc. Class A (a)	23,052	852,693
Lyft, Inc.	423,464	20,741,267
Norfolk Southern Corp.	414,022	80,113,257
Ryder System, Inc.	26,000	1,364,740
Uber Technologies, Inc. (a)	503,100	14,891,760
Union Pacific Corp.	433,941	76,369,277
		252,897,363
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	132,300	4,232,277
Fastenal Co.	370,719	13,167,939
HD Supply Holdings, Inc. (b)	20,200	804,364
United Rentals, Inc. (b)	31,124	4,763,528
W.W. Grainger, Inc.	7,283	2,308,347
		25,276,455

TOTAL INDUSTRIALS		2,319,452,106

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 0.7%
Cisco Systems, Inc.	3,046,419	138,033,245
Ericsson (B Shares) sponsored ADR	259,700	2,347,688
Juniper Networks, Inc.	349,364	8,755,062
Motorola Solutions, Inc.	282,423	47,249,368
		196,385,363
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	341,300	35,495,200
Arrow Electronics, Inc. (b)	40,990	3,264,444
CDW Corp.	75,874	10,246,784
Corning, Inc.	247,426	7,185,251
Flextronics International Ltd. (b)	415,900	4,936,733
FLIR Systems, Inc.	84,256	4,512,751
Jabil, Inc.	132,300	5,138,532
Keysight Technologies, Inc. (b)	95,875	10,261,501
Tech Data Corp. (b)	34,800	5,042,172
Vishay Intertechnology, Inc.	110,800	2,203,812
		88,287,180
IT Services - 3.5%
Accenture PLC Class A	221,311	44,518,921
Akamai Technologies, Inc. (b)	30,232	2,633,812
Amdocs Ltd.	170,828	11,838,380
Automatic Data Processing, Inc.	198,317	33,868,577
Booz Allen Hamilton Holding Corp. Class A	25,935	1,887,031
Cognizant Technology Solutions Corp. Class A	399,300	25,599,123
DXC Technology Co.	50,632	1,890,093
Euronet Worldwide, Inc. (b)	11,695	1,838,337
Fastly, Inc. Class A (a)	127,066	2,593,417
Fidelity National Information Services, Inc.	504,309	69,670,288
Fiserv, Inc. (b)	231,842	26,949,314
FleetCor Technologies, Inc. (b)	119,250	36,600,210
Genpact Ltd.	76,800	3,125,760
Global Payments, Inc.	223,599	40,493,779
GoDaddy, Inc. (b)	14,200	942,596
GreenSky, Inc. Class A (a)(b)	274,700	2,043,768
IBM Corp.	491,766	66,117,939
Leidos Holdings, Inc.	16,709	1,517,846
MasterCard, Inc. Class A	678,468	198,268,704
MongoDB, Inc. Class A (a)(b)	55,200	8,208,240
PagSeguro Digital Ltd. (b)	169,300	5,746,042
PayPal Holdings, Inc. (b)	793,300	85,684,333
Square, Inc. (b)	76,600	5,294,592
The Western Union Co.	200,184	5,380,946
Twilio, Inc. Class A (b)	63,000	6,506,640
VeriSign, Inc. (b)	52,950	10,099,683
Verra Mobility Corp. (b)	115,000	1,721,550
Visa, Inc. Class A	1,390,145	256,495,654
		957,535,575
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (b)	847,329	33,172,930
Analog Devices, Inc.	337,007	38,064,941
Applied Materials, Inc. (c)	1,778,222	102,959,054
ASML Holding NV	53,269	14,415,657
Broadcom, Inc.	372,288	117,721,188
Cirrus Logic, Inc. (b)	36,400	2,609,880
Intel Corp.	1,756,475	101,963,374
KLA-Tencor Corp.	134,199	21,989,848
Lam Research Corp.	157,046	41,904,584
Marvell Technology Group Ltd.	671,815	17,715,762
Mellanox Technologies Ltd. (b)	10,800	1,240,920
Microchip Technology, Inc. (a)	41,917	3,962,833
Micron Technology, Inc. (b)	1,572,938	74,730,284
NVIDIA Corp.	460,089	99,719,690
NXP Semiconductors NV	483,538	55,887,322
ON Semiconductor Corp. (b)	580,534	12,464,065
Qorvo, Inc. (b)	39,078	4,072,318
Qualcomm, Inc.	1,864,783	155,802,620
Sanken Electric Co. Ltd.	70,700	2,054,707
Skyworks Solutions, Inc.	68,861	6,769,036
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	590,366	31,342,531
Teradyne, Inc.	58,230	3,644,616
Texas Instruments, Inc.	766,026	92,083,985
Xilinx, Inc.	138,154	12,817,928
		1,049,110,073
Software - 5.7%
Adobe, Inc. (b)	209,491	64,843,749
Autodesk, Inc. (b)	146,700	26,538,030
CDK Global, Inc.	14,342	768,014
Citrix Systems, Inc.	20,800	2,346,448
Cloudflare, Inc. (b)	64,200	1,250,616
Elastic NV (b)	39,600	3,144,636
Envestnet, Inc. (b)	100	7,121
Everbridge, Inc. (b)	26,000	2,286,440
Fortinet, Inc. (b)	28,588	3,004,885
HubSpot, Inc. (b)	12,900	1,947,900
Intuit, Inc.	131,223	33,972,322
LivePerson, Inc. (a)(b)	175,644	6,971,310
Microsoft Corp.	6,877,717	1,041,148,799
Nortonlifelock, Inc.	1,889,157	47,040,009
Oracle Corp.	1,060,939	59,561,115
Parametric Technology Corp. (b)	7,500	574,500
Paycom Software, Inc. (b)	14,300	3,958,383
Pluralsight, Inc. (a)(b)	57,600	978,624
RealPage, Inc. (b)	14,300	786,929
RingCentral, Inc. (b)	7,300	1,259,031
Salesforce.com, Inc. (b)	832,159	135,550,380
SAP SE sponsored ADR (a)	146,500	19,916,675
ShotSpotter, Inc. (a)(b)	18,800	460,976
Slack Technologies, Inc. Class A (a)(b)	444,482	10,143,079
SS&C Technologies Holdings, Inc.	79,994	4,803,640
SurveyMonkey (b)	133,680	2,281,918
Synopsys, Inc. (b)	172,774	24,368,045
Talend SA ADR (b)	26,500	1,005,940
The Trade Desk, Inc. (b)	8,855	2,331,876
Varonis Systems, Inc. (b)	43,100	3,366,541
VMware, Inc. Class A	231,659	36,050,774
Workday, Inc. Class A (b)	12,300	2,203,176
Workiva, Inc. (b)	15,000	650,550
Zendesk, Inc. (b)	12,400	979,600
		1,546,502,031
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc. (c)	3,122,388	834,458,193
Hewlett Packard Enterprise Co.	450,483	7,131,146
HP, Inc.	357,933	7,187,295
NCR Corp. (b)	104,900	3,443,867
NetApp, Inc.	30,800	1,866,172
Pure Storage, Inc. Class A (b)	119,000	1,912,330
Samsung Electronics Co. Ltd.	26,670	1,135,614
Seagate Technology LLC	89,700	5,353,296
Western Digital Corp.	189,500	9,537,535
Xerox Holdings Corp.	130,308	5,072,890
		877,098,338

TOTAL INFORMATION TECHNOLOGY		4,714,918,560

MATERIALS - 1.7%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	81,600	19,284,528
Albemarle Corp. U.S. (a)	19,947	1,304,135
Amyris, Inc. (a)(b)	470,800	1,892,616
Celanese Corp. Class A	68,842	8,644,490
CF Industries Holdings, Inc.	309,231	14,289,565
Corteva, Inc.	275,059	7,157,035
Dow, Inc.	236,136	12,602,578
DowDuPont, Inc.	639,556	41,449,624
Eastman Chemical Co.	491,214	38,496,441
Ecolab, Inc.	34,290	6,400,914
FMC Corp.	17,463	1,710,675
Huntsman Corp.	209,100	4,729,842
International Flavors & Fragrances, Inc.(a)	35,700	5,041,911
LG Chemical Ltd.	6,060	1,572,327
Linde PLC	355,523	73,312,398
LyondellBasell Industries NV Class A	127,728	11,819,949
PPG Industries, Inc.	97,100	12,510,364
RPM International, Inc.	76,900	5,669,837
Sherwin-Williams Co.	11,000	6,414,430
The Chemours Co. LLC	73,300	1,157,407
Trinseo SA	47,700	1,812,123
Westlake Chemical Corp.	119,700	8,220,996
		285,494,185
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	20,619	5,534,140
Summit Materials, Inc. (b)	503,200	12,011,384
		17,545,524
Containers & Packaging - 0.4%
Avery Dennison Corp.	92,479	12,056,487
Ball Corp.	29,923	1,976,713
Berry Global Group, Inc. (b)	824,414	38,491,890
Crown Holdings, Inc. (b)	400,745	30,416,546
International Paper Co.	263,189	12,196,178
Owens-Illinois, Inc.	154,700	1,528,436
Packaging Corp. of America	59,424	6,649,546
Sealed Air Corp.	134,505	5,074,874
Sonoco Products Co.	10,784	652,756
WestRock Co.	49,500	1,996,335
		111,039,761
Metals & Mining - 0.1%
BHP Billiton Ltd. sponsored ADR (a)	147,400	7,595,522
First Quantum Minerals Ltd.	698,400	6,472,411
Lundin Mining Corp.	1,136,300	6,150,717
Newmont Goldcorp Corp.	318,300	12,222,720
Nucor Corp.	47,300	2,665,828
Reliance Steel & Aluminum Co.	8,555	1,009,319
		36,116,517
Paper & Forest Products - 0.0%
Domtar Corp.	62,600	2,336,232
Schweitzer-Mauduit International, Inc.	75,400	3,307,044
		5,643,276

TOTAL MATERIALS		455,839,263

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.	34,300	5,574,436
American Homes 4 Rent Class A	89,900	2,401,229
American Tower Corp.	165,145	35,345,984
AvalonBay Communities, Inc.	75,300	16,145,073
Boston Properties, Inc.	6,156	852,852
Corporate Office Properties Trust (SBI)	105,700	3,084,326
Crown Castle International Corp.	20,000	2,673,200
Digital Realty Trust, Inc.	40,600	4,910,570
Equinix, Inc.	97,383	55,201,554
Equity Lifestyle Properties, Inc.	35,600	2,637,248
Equity Residential (SBI)	147,200	12,526,720
Extra Space Storage, Inc.	12,991	1,377,696
Front Yard Residential Corp. Class B	262,100	3,040,360
Hospitality Properties Trust (SBI)	122,200	2,846,038
Host Hotels & Resorts, Inc.	526,403	9,206,788
JBG SMITH Properties	65,850	2,626,098
Medical Properties Trust, Inc.	212,238	4,406,061
Omega Healthcare Investors, Inc.	180,295	7,577,799
Outfront Media, Inc.	14,800	369,704
Park Hotels & Resorts, Inc.	86,500	2,045,725
Piedmont Office Realty Trust, Inc. Class A	128,500	2,842,420
Potlatch Corp.	46,895	2,036,650
Prologis, Inc.	1,207,414	110,538,752
Public Storage	79,347	16,716,826
Realty Income Corp.	19,678	1,507,925
Regency Centers Corp.	97,700	6,354,408
Simon Property Group, Inc.	136,026	20,568,491
SITE Centers Corp.	166,350	2,410,412
SL Green Realty Corp.	63,737	5,438,678
Store Capital Corp.	23,500	956,685
Ventas, Inc.	310,272	18,091,960
VEREIT, Inc.	453,100	4,422,256
VICI Properties, Inc.	778,004	19,240,039
Vornado Realty Trust	70,300	4,539,271
Welltower, Inc.	74,600	6,308,922
Weyerhaeuser Co.	528,821	15,605,508
		412,428,664
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	184,078	10,496,128
Cushman & Wakefield PLC (a)(b)	151,800	2,943,402
Howard Hughes Corp. (b)	1,468	162,082
		13,601,612

TOTAL REAL ESTATE		426,030,276

UTILITIES - 2.3%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	53,304	4,869,320
Duke Energy Corp.	254,615	22,449,405
Edison International	598,243	41,338,591
Entergy Corp.	180,972	21,063,331
Evergy, Inc.	213,761	13,524,658
Eversource Energy	240,506	19,875,416
Exelon Corp.	414,608	18,408,595
FirstEnergy Corp.	166,409	7,936,045
NextEra Energy, Inc.	822,176	192,241,192
OGE Energy Corp.	18,391	773,525
Pinnacle West Capital Corp.	20,999	1,835,103
Southern Co.	482,603	29,916,560
Xcel Energy, Inc.	544,438	33,477,493
		407,709,234
Gas Utilities - 0.0%
Atmos Energy Corp.	67,700	7,241,192
UGI Corp.	143,625	6,254,869
		13,496,061
Independent Power and Renewable Electricity Producers - 0.4%
NextEra Energy Partners LP (a)	39,300	2,088,009
NRG Energy, Inc.	2,215,554	88,023,960
The AES Corp.	475,555	8,992,745
Vistra Energy Corp.	362,642	9,620,892
		108,725,606
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	641,043	15,744,016
Dominion Energy, Inc.	163,985	13,628,793
NiSource, Inc.	530,655	14,035,825
Public Service Enterprise Group, Inc.	107,489	6,375,173
Sempra Energy	353,552	52,067,603
WEC Energy Group, Inc.	36,408	3,227,569
		105,078,979
Water Utilities - 0.0%
American Water Works Co., Inc.	43,014	5,205,984
Aqua America, Inc.	70,148	3,105,452
		8,311,436

TOTAL UTILITIES		643,321,316

TOTAL COMMON STOCKS
(Cost $14,675,331,907)		22,473,802,393

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (b)(e)(f)	32,084	1,468,164
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	45,900	2,854,122
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,898,506)		4,322,286

Equity Funds - 16.9%
Large Blend Funds - 7.1%
Fidelity SAI U.S. Large Cap Index Fund (g)	7,955,540	134,687,286
JPMorgan U.S. Large Cap Core Plus Fund Select Class (h)	54,535,215	1,385,194,458
PIMCO StocksPLUS Absolute Return Fund Institutional Class	38,687,468	430,591,514

TOTAL LARGE BLEND FUNDS		1,950,473,258

Large Growth Funds - 9.8%
Fidelity Growth Company Fund (g)	3,146,699	67,779,892
Fidelity SAI U.S. Momentum Index Fund (g)	16,029,661	225,056,438
Fidelity SAI U.S. Quality Index Fund (g)	164,717,835	2,391,702,954

TOTAL LARGE GROWTH FUNDS		2,684,539,284

TOTAL EQUITY FUNDS
(Cost $3,581,188,342)		4,635,012,542

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.63% 4/9/20 (i)
(Cost $1,026,297)	1,032,000	1,026,208

Money Market Funds - 1.6%
Fidelity Cash Central Fund 1.61% (j)	106,519,951	106,541,255
Fidelity Securities Lending Cash Central Fund 1.61% (j)(k)	97,908,502	97,918,293
Invesco Government & Agency Portfolio Institutional Class 1.53% (l)	242,307,168	242,307,168
TOTAL MONEY MARKET FUNDS
(Cost $446,763,265)		446,766,716
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $18,708,208,317)		27,560,930,145
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(74,992,352)
NET ASSETS - 100%		$27,485,937,793

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Apple, Inc.	Chicago Board Options Exchange	220	$5,879,500	$260.00	1/17/20	$(285,450)
Applied Materials, Inc.	Chicago Board Options Exchange	359	2,078,610	57.50	1/17/20	(96,751)
Applied Materials, Inc.	Chicago Board Options Exchange	130	752,700	60.00	1/17/20	(19,760)
Bank of America Corp.	Chicago Board Options Exchange	1,173	3,908,436	34.00	1/17/20	(80,937)
Citigroup, Inc.	Chicago Board Options Exchange	130	976,560	80.00	1/17/20	(8,970)
JPMorgan Chase & Co.	Chicago Board Options Exchange	935	12,319,560	120.00	12/20/19	(1,131,349)
JPMorgan Chase & Co.	Chicago Board Options Exchange	217	2,859,192	135.00	1/17/20	(38,518)
Procter & Gamble Co.	Chicago Board Options Exchange	184	2,245,904	125.00	3/20/20	(64,860)
Procter & Gamble Co.	Chicago Board Options Exchange	184	2,245,904	130.00	3/20/20	(32,016)
United Parcel Service, Inc. Class B	Chicago Board Options Exchange	260	3,112,980	130.00	4/17/20	(57,070)
United Technologies Corp.	Chicago Board Options Exchange	173	2,566,282	150.00	1/17/20	(49,738)
TOTAL WRITTEN OPTIONS						$(1,865,419)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	101	Dec. 2019	$15,875,685	$1,099,378	$1,099,378

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $38,945,628.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $291,516 or 0.0% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,468,164 or 0.0% of net assets.

 (f) Level 3 security

 (g) Affiliated Fund

 (h) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $680,161.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

 (l) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$1,468,003

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$985,736
Fidelity Securities Lending Cash Central Fund	326,652
Total	$1,312,388

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Growth Company Fund	$57,616,055	$--	$--	$--	$--	$10,163,837	$67,779,892
Fidelity SAI U.S. Large Cap Index Fund	1,207,289,362	769,808,255	1,919,780,954	613,222	61,953,646	15,416,977	134,687,286
Fidelity SAI U.S. Momentum Index Fund	318,762,606	2,921,626	125,000,000	2,921,625	25,218,583	3,153,623	225,056,438
Fidelity SAI U.S. Quality Index Fund	2,148,868,718	247,516,223	90,000,000	247,516,236	4,538,048	80,779,965	2,391,702,954
Total	$3,732,536,741	$1,020,246,104	$2,134,780,954	$251,051,083	$91,710,277	$109,514,402	$2,819,226,570

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,380,395,309	$2,380,395,309	$--	$--
Consumer Discretionary	2,183,333,535	2,181,865,371	--	1,468,164
Consumer Staples	1,392,313,731	1,381,731,370	10,582,361	--
Energy	1,082,467,075	1,082,363,107	103,968	--
Financials	3,556,089,178	3,553,424,235	2,664,943	--
Health Care	3,323,964,330	3,247,867,728	76,096,602	--
Industrials	2,319,452,106	2,319,452,106	--	--
Information Technology	4,714,918,560	4,714,918,560	--	--
Materials	455,839,263	455,839,263	--	--
Real Estate	426,030,276	426,030,276	--	--
Utilities	643,321,316	643,321,316	--	--
Equity Funds	4,635,012,542	4,635,012,542	--	--
Other Short-Term Investments	1,026,208	--	1,026,208	--
Money Market Funds	446,766,716	446,766,716	--	--
Total Investments in Securities:	$27,560,930,145	$27,468,987,899	$90,474,082	$1,468,164
Derivative Instruments:
Assets
Futures Contracts	$1,099,378	$1,099,378	$--	$--
Total Assets	$1,099,378	$1,099,378	$--	$--
Liabilities
Written Options	$(1,865,419)	$(1,865,419)	$--	$--
Total Liabilities	$(1,865,419)	$(1,865,419)	$--	$--
Total Derivative Instruments:	$(766,041)	$(766,041)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,099,378	$0
Written Options(b)	0	(1,865,419)
Total Equity Risk	1,099,378	(1,865,419)
Total Value of Derivatives	$1,099,378	$(1,865,419)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $95,294,818) — See accompanying schedule: Unaffiliated issuers (cost $16,329,913,807)	$24,537,244,027
Fidelity Central Funds (cost $204,456,097)	204,459,548
Other affiliated issuers (cost $2,173,838,413)	2,819,226,570
Total Investment in Securities (cost $18,708,208,317)		$27,560,930,145
Cash		51,005
Foreign currency held at value (cost $545,571)		543,240
Receivable for investments sold		46,392,905
Receivable for fund shares sold		9,308,299
Dividends receivable		40,453,169
Interest receivable		294,873
Distributions receivable from Fidelity Central Funds		182,774
Other receivables		350,322
Total assets		27,658,506,732
Liabilities
Payable for investments purchased	$59,987,534
Payable for fund shares redeemed	7,895,511
Accrued management fee	4,494,760
Payable for daily variation margin on futures contracts	51,005
Written options, at value (premium received $736,459)	1,865,419
Other payables and accrued expenses	347,584
Collateral on securities loaned	97,927,126
Total liabilities		172,568,939
Net Assets		$27,485,937,793
Net Assets consist of:
Paid in capital		$17,730,151,229
Total accumulated earnings (loss)		9,755,786,564
Net Assets		$27,485,937,793
Net Asset Value, offering price and redemption price per share ($27,485,937,793 ÷ 1,411,705,701 shares)		$19.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2019 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$219,586,354
Affiliated issuers		23,786,175
Interest		2,362,143
Income from Fidelity Central Funds (including $326,652 from security lending)		1,312,388
Total income		247,047,060
Expenses
Management fee	$58,877,115
Independent trustees' fees and expenses	144,435
Commitment fees	31,134
Total expenses before reductions	59,052,684
Expense reductions	(33,376,878)
Total expenses after reductions		25,675,806
Net investment income (loss)		221,371,254
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $332)	312,048,328
Fidelity Central Funds	766
Other affiliated issuers	91,710,277
Foreign currency transactions	(16,394)
Futures contracts	3,449,558
Capital gain distributions from underlying funds:
Unaffiliated issuers	216,616,931
Affiliated issuers	227,264,908
Total net realized gain (loss)		851,074,374
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $18,124)	2,473,424,632
Affiliated issuers	109,514,402
Assets and liabilities in foreign currencies	2,778
Futures contracts	1,553,209
Written options	(153,194)
Total change in net unrealized appreciation (depreciation)		2,584,341,827
Net gain (loss)		3,435,416,201
Net increase (decrease) in net assets resulting from operations		$3,656,787,455

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2019 (Unaudited)	Year ended May 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$221,371,254	$401,940,208
Net realized gain (loss)	851,074,374	1,119,683,471
Change in net unrealized appreciation (depreciation)	2,584,341,827	(833,935,766)
Net increase (decrease) in net assets resulting from operations	3,656,787,455	687,687,913
Distributions to shareholders	(601,229,246)	(1,958,616,581)
Share transactions
Proceeds from sales of shares	1,201,965,427	4,801,967,086
Reinvestment of distributions	585,773,921	1,950,874,827
Cost of shares redeemed	(2,078,319,499)	(5,745,550,235)
Net increase (decrease) in net assets resulting from share transactions	(290,580,151)	1,007,291,678
Total increase (decrease) in net assets	2,764,978,058	(263,636,990)
Net Assets
Beginning of period	24,720,959,735	24,984,596,725
End of period	$27,485,937,793	$24,720,959,735
Other Information
Shares
Sold	65,363,801	274,509,591
Issued in reinvestment of distributions	31,629,261	116,221,097
Redeemed	(113,059,245)	(321,143,205)
Net increase (decrease)	(16,066,183)	69,587,483

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Core Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$17.31	$18.40	$17.32	$15.07	$16.12	$15.56
Income from Investment Operations
Net investment income (loss)A	.16	.29	.25	.22	.19	.19
Net realized and unrealized gain (loss)	2.43	.08	2.18	2.48	(.37)	1.51
Total from investment operations	2.59	.37	2.43	2.70	(.18)	1.70
Distributions from net investment income	(.09)	(.29)	(.24)	(.19)	(.19)	(.16)
Distributions from net realized gain	(.34)	(1.17)	(1.11)	(.26)	(.68)	(.98)
Total distributions	(.43)	(1.46)	(1.35)	(.45)	(.87)	(1.14)
Net asset value, end of period	$19.47	$17.31	$18.40	$17.32	$15.07	$16.12
Total ReturnB,C	15.08%	2.41%	14.59%	18.22%	(1.10)%	11.37%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.47%	.46%	.43%	.42%
Expenses net of fee waivers, if any	.20%F	.20%	.21%	.21%	.18%	.17%
Expenses net of all reductions	.20%F	.20%	.21%	.21%	.18%	.17%
Net investment income (loss)	1.69%F	1.65%	1.41%	1.40%	1.32%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$27,485,938	$24,720,960	$24,984,597	$23,157,908	$23,636,860	$24,497,753
Portfolio turnover rateG	80%F	84%	98%	100%	85%	104%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2019

1. Organization.

Strategic Advisers Core Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $347,927 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,036,480,270
Gross unrealized depreciation	(345,995,993)
Net unrealized appreciation (depreciation)	$8,690,484,277
Tax cost	$18,870,416,286

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures Contracts	$3,449,558	$1,553,209
Written Options	–	(153,194)
Totals	$3,449,558	$1,400,015

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $10,274,609,223 and $10,500,820,283, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, J.P. Morgan Investment Management, Inc., LSV Asset Management, Invesco Advisers, Inc., FIAM LLC (an affiliate of the investment adviser), PineBridge Investments, LLC and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Aristotle Capital Management, LLC, Geode Capital Management, LLC, Loomis Sayles & Company, L.P., Massachusetts Financial Services Company (MFS) and Boston Partners Global Investors, Inc. have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Core Fund	$37,483

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $14,110.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $31,134 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2022. During the period, this waiver reduced the Fund's management fee by $32,691,241.

In addition, the investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $552,413.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $72,438 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $60,786.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 25% of the total outstanding shares of Fidelity SAI U.S. Quality Index Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period-B June 1, 2019 to November 30, 2019
Actual	.20%	$1,000.00	$1,150.80	$1.08
Hypothetical-C		$1,000.00	$1,024.00	$1.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Core Fund

On June 5, 2019, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve a sub-advisory agreement (the Sub-Advisory Agreement) with PineBridge Investments LLC (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers LLC (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the sub-advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating its investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement, and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.
In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring the New Sub-Adviser.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2021 and its proposal to extend the waiver through September 30, 2022. In addition, the Board considered that Strategic Advisers' portion of the management fee paid to Strategic Advisers will continue to be all-inclusive and that Strategic Advisers will continue to pay the fund's operating expenses, with certain limited exceptions, out of its portion of the management fee. The Board also considered that after allocating assets to the New Sub-Adviser, the fund's management fee and total net expenses are expected to continue to rank below the competitive peer group medians presented to the Board at the June 2019 meeting.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to the funds' sub-advisers, if any, as a result of their respective relationships with the fund, during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a significant impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to the New Sub-Adviser as assets allocated to the New Sub-Adviser grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the Sub-Advisory Agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Fund  Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers) and the sub-advisory agreements with AllianceBernstein L.P. (AB), Aristotle Capital Management LLC (Aristotle), Boston Partners Global Investors, Inc. (Boston Partners), Brandywine Global Investment Management, LLC (Brandywine), ClariVest Asset Management LLC (ClariVest), FIAM LLC, Geode Capital Management, LLC (Geode), J.P. Morgan Investment Management Inc., Loomis Sayles & Company, L.P. (Loomis), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), and T. Rowe Price Associates, Inc. (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2019 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved amendments to the fund's sub-advisory agreements with: (i) AB, Aristotle, Boston Partners, Brandywine, ClariVest, and Geode, to add certain exceptions to the most favored nation (MFN) provision in each such sub-advisory agreement; and (ii) Loomis, LSV, and MFS to both expand the scope of, and add certain exceptions to, the MFN provision in each such sub-advisory agreement. Where applicable, the Board also approved non-material amendments to these sub-advisory agreements. The Board noted that the other terms of each amended sub-advisory agreement are not materially different from those of the applicable existing sub-advisory agreement and that AB, Aristotle, Boston Partners, Brandywine, ClariVest, Geode, Loomis, LSV, and MFS each will continue to provide the same services to the fund. The Board also noted that had it approved a new sub-advisory agreement with AB for the fund at its December 2018 meeting that would take effect in the event of certain changes to the indirect ownership of AB, and that such new sub-advisory agreement will be updated to reflect the amendments described above at the first annual contract approval after the agreement becomes effective. Separately, the Board approved amendments to the sub-advisory agreement with Invesco Advisers, Inc. (Invesco) for the fund to add certain exceptions to the MFN provision. The Board noted that it had recently approved the sub-advisory agreement with Invesco at its March 2019 meeting and that no other contract terms were impacted, and that Invesco will continue to provide the same services to the fund.

In reaching its determination to renew the fund's Advisory Contracts and approve the amendments to the sub-advisory agreements described above (Amendments), the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendments, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the Amendments do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2018, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Core Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period and in the second quartile for the three- and five-year periods ended December 31, 2018. The Board also noted that the fund had out-performed 48%, 60%, and 60% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2018. The Board also noted that the investment performance of the fund was lower than its benchmark for the one-, three-, and five-year periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2022 (effectively waiving its portion of the management fee) and considered that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00%. In addition, the Board considered that the portion of the management fee paid to Strategic Advisers is all-inclusive, meaning that Strategic Advisers pays the fund's operating expenses, with certain limited exceptions, out of its portion of the management fee. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board also noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Core Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2018.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses (giving effect to the fund's all-inclusive management fee) were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2018.

Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2022.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendments should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest.In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement and the approval of the Amendments do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

SAI-COR-SANN-0120
1.902942.109

Strategic Advisers® Growth Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

Semi-Annual Report

November 30, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2019

(excluding cash equivalents)	% of fund's net assets
Fidelity Growth Company Fund	26.8
Fidelity SAI U.S. Quality Index Fund	8.6
Fidelity Contrafund	5.3
Fidelity SAI U.S. Large Cap Index Fund	4.7
Fidelity SAI U.S. Momentum Index Fund	3.8
Microsoft Corp.	3.5
Janus Henderson Enterprise Fund	3.3
Apple, Inc.	2.6
Amazon.com, Inc.	2.4
Visa, Inc. Class A	1.9
62.9

Top Five Market Sectors as of November 30, 2019

(stocks only)	% of fund's net assets
Information Technology	18.1
Consumer Discretionary	7.2
Health Care	6.8
Communication Services	5.6
Consumer Staples	3.3

Asset Allocation (% of fund's net assets)

As of November 30, 2019
Common Stocks	46.9%
Preferred Stocks	0.1%
Large Blend Funds	4.7%
Large Growth Funds	44.5%
Mid-Cap Growth Funds	3.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 46.9%
	Shares	Value
COMMUNICATION SERVICES - 5.6%
Entertainment - 0.3%
Electronic Arts, Inc. (a)	40,278	$4,068,481
Take-Two Interactive Software, Inc. (a)	101,934	12,369,691
The Walt Disney Co.	103,395	15,672,614
		32,110,786
Interactive Media & Services - 4.6%
Alphabet, Inc.:
Class A (a)	100,392	130,920,203
Class C (a)	108,313	141,344,132
Facebook, Inc. Class A (a)	931,938	187,915,978
Twitter, Inc. (a)	349,777	10,811,607
		470,991,920
Media - 0.7%
Altice U.S.A., Inc. Class A (a)	289,002	7,392,671
Charter Communications, Inc. Class A (a)	11,077	5,206,301
Comcast Corp. Class A	997,560	44,042,274
Discovery Communications, Inc. Class A (a)(b)	318,617	10,495,244
		67,136,490

TOTAL COMMUNICATION SERVICES		570,239,196

CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.1%
Lear Corp.	66,727	8,027,925
Hotels, Restaurants & Leisure - 1.5%
Chipotle Mexican Grill, Inc. (a)	8,834	7,190,169
Starbucks Corp.	1,092,629	93,343,295
Wyndham Destinations, Inc.	184,793	8,962,461
Yum China Holdings, Inc.	397,745	17,707,607
Yum! Brands, Inc.	239,274	24,087,714
		151,291,246
Household Durables - 0.4%
Lennar Corp. Class A	266,700	15,908,655
PulteGroup, Inc.	428,400	16,986,060
Toll Brothers, Inc.	89,016	3,575,773
		36,470,488
Internet & Direct Marketing Retail - 3.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	408,290	81,658,000
Amazon.com, Inc. (a)	132,999	239,504,599
The Booking Holdings, Inc. (a)	7,707	14,674,359
		335,836,958
Multiline Retail - 0.5%
Dollar General Corp.	42,454	6,680,561
Target Corp.	315,943	39,496,034
		46,176,595
Specialty Retail - 1.1%
Advance Auto Parts, Inc.	75,438	11,849,801
AutoZone, Inc. (a)	26,511	31,227,837
Best Buy Co., Inc.	69,266	5,585,610
Ross Stores, Inc.	164,103	19,060,563
The Home Depot, Inc.	221,798	48,908,677
		116,632,488
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	150,268	14,048,555
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	262,011	10,538,082
		24,586,637

TOTAL CONSUMER DISCRETIONARY		719,022,337

CONSUMER STAPLES - 3.3%
Beverages - 1.2%
Keurig Dr. Pepper, Inc. (b)	383,994	11,880,774
Monster Beverage Corp. (a)	778,108	46,546,421
PepsiCo, Inc.	86,509	11,750,517
The Coca-Cola Co.	929,273	49,623,178
		119,800,890
Food & Staples Retailing - 0.3%
Walmart, Inc.	230,174	27,411,422
Food Products - 0.7%
Danone SA sponsored ADR	2,220,216	36,455,947
General Mills, Inc.	178,563	9,520,979
Tyson Foods, Inc. Class A	276,149	24,823,034
		70,799,960
Household Products - 1.0%
Colgate-Palmolive Co.	356,173	24,155,653
Kimberly-Clark Corp.	112,889	15,391,286
Procter & Gamble Co.	526,753	64,295,471
		103,842,410
Tobacco - 0.1%
Altria Group, Inc.	76,465	3,800,311
Philip Morris International, Inc.	136,656	11,332,882
		15,133,193

TOTAL CONSUMER STAPLES		336,987,875

ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	499,756	18,091,167
Oil, Gas & Consumable Fuels - 0.0%
Equitrans Midstream Corp. (b)	156,026	1,555,579

TOTAL ENERGY		19,646,746

FINANCIALS - 1.1%
Banks - 0.0%
Citigroup, Inc.	67,748	5,089,230
Capital Markets - 0.6%
FactSet Research Systems, Inc.	90,904	23,603,224
SEI Investments Co.	508,853	32,836,284
TD Ameritrade Holding Corp.	86,013	4,458,054
		60,897,562
Consumer Finance - 0.3%
American Express Co.	56,457	6,781,615
Capital One Financial Corp.	164,561	16,457,746
Synchrony Financial	135,166	5,056,560
		28,295,921
Insurance - 0.2%
Hartford Financial Services Group, Inc.	82,854	5,125,348
MetLife, Inc.	229,706	11,464,626
		16,589,974

TOTAL FINANCIALS		110,872,687

HEALTH CARE - 6.8%
Biotechnology - 1.6%
AbbVie, Inc.	334,166	29,316,383
Amgen, Inc.	270,942	63,595,506
Biogen, Inc. (a)	50,984	15,285,513
Incyte Corp. (a)	133,908	12,608,777
Regeneron Pharmaceuticals, Inc. (a)	122,153	45,074,457
		165,880,636
Health Care Equipment & Supplies - 0.7%
Alcon, Inc. (a)	47,857	2,646,014
Boston Scientific Corp. (a)	219,608	9,498,046
IDEXX Laboratories, Inc. (a)	46,302	11,648,657
Stryker Corp.	46,300	9,485,018
The Cooper Companies, Inc.	27,998	8,765,894
Varian Medical Systems, Inc. (a)	103,375	13,824,339
Zimmer Biomet Holdings, Inc.	75,800	11,012,224
		66,880,192
Health Care Providers & Services - 1.4%
AmerisourceBergen Corp.	15,838	1,392,319
Centene Corp. (a)	284,474	17,202,143
HCA Holdings, Inc.	102,517	14,215,007
Laboratory Corp. of America Holdings (a)	59,600	10,268,484
McKesson Corp.	87,060	12,592,358
Molina Healthcare, Inc. (a)	44,770	6,066,335
UnitedHealth Group, Inc.	271,318	75,933,769
		137,670,415
Health Care Technology - 0.5%
Cerner Corp.	413,934	29,633,535
Veeva Systems, Inc. Class A (a)	153,107	22,840,502
		52,474,037
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	46,795	15,009,964
Thermo Fisher Scientific, Inc.	108,893	34,186,957
		49,196,921
Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.	371,461	21,150,989
Bristol-Myers Squibb Co. rights (a)	171,428	368,570
Eli Lilly & Co.	242,671	28,477,442
Johnson & Johnson	85,865	11,805,579
Merck & Co., Inc.	658,164	57,378,738
Novartis AG sponsored ADR	239,286	22,086,098
Novo Nordisk A/S Series B sponsored ADR	700,368	39,325,663
Roche Holding AG sponsored ADR (a)(b)	807,036	31,127,379
		211,720,458

TOTAL HEALTH CARE		683,822,659

INDUSTRIALS - 3.0%
Aerospace & Defense - 0.8%
Harris Corp.	66,953	13,463,579
Lockheed Martin Corp.	7,605	2,973,783
Northrop Grumman Corp.	60,371	21,236,707
The Boeing Co.	58,807	21,533,947
United Technologies Corp.	108,600	16,109,724
		75,317,740
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	490,628	36,679,349
Airlines - 0.4%
Delta Air Lines, Inc.	257,545	14,759,904
United Continental Holdings, Inc. (a)	273,639	25,393,699
		40,153,603
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	219,300	19,517,700
Waste Management, Inc.	34,485	3,893,701
		23,411,401
Electrical Equipment - 0.0%
Eaton Corp. PLC	28,705	2,655,213
Machinery - 0.9%
AGCO Corp.	151,348	11,824,819
Allison Transmission Holdings, Inc.	96,973	4,693,493
Cummins, Inc.	81,671	14,934,359
Deere & Co.	210,889	35,439,896
Illinois Tool Works, Inc.	25,829	4,502,770
Ingersoll-Rand PLC	150,608	19,746,215
		91,141,552
Professional Services - 0.0%
Verisk Analytics, Inc.	12,751	1,880,517
Road & Rail - 0.1%
Union Pacific Corp.	70,460	12,400,255
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	119,583	18,302,178

TOTAL INDUSTRIALS		301,941,808

INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 0.8%
Cisco Systems, Inc.	1,799,466	81,533,804
Electronic Equipment & Components - 0.1%
Keysight Technologies, Inc. (a)	137,834	14,752,373
IT Services - 5.5%
Accenture PLC Class A	55,806	11,225,935
Automatic Data Processing, Inc.	81,673	13,948,115
Booz Allen Hamilton Holding Corp. Class A	148,200	10,783,032
Euronet Worldwide, Inc. (a)	66,400	10,437,416
Fidelity National Information Services, Inc.	311,332	43,010,544
Fiserv, Inc. (a)	445,821	51,822,233
FleetCor Technologies, Inc. (a)	63,581	19,514,281
Global Payments, Inc.	118,233	21,411,996
Leidos Holdings, Inc.	140,327	12,747,305
MasterCard, Inc. Class A	361,623	105,677,089
Okta, Inc. (a)	112,235	14,565,858
PayPal Holdings, Inc. (a)	338,311	36,540,971
VeriSign, Inc. (a)	58,668	11,190,334
Visa, Inc. Class A	1,031,609	190,342,177
WEX, Inc. (a)	5,742	1,154,888
		554,372,174
Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc.	292,431	16,931,755
Broadcom, Inc.	90,150	28,506,332
Intel Corp.	186,095	10,802,815
KLA-Tencor Corp.	112,210	18,386,731
Lam Research Corp.	68,418	18,255,975
Micron Technology, Inc. (a)	230,117	10,932,859
NVIDIA Corp.	180,360	39,091,226
Qualcomm, Inc.	553,039	46,206,408
Teradyne, Inc.	332,500	20,811,175
Texas Instruments, Inc.	302,585	36,373,743
		246,299,019
Software - 6.7%
Adobe, Inc. (a)	196,681	60,878,670
Atlassian Corp. PLC (a)	21,003	2,669,691
Autodesk, Inc. (a)	349,880	63,293,292
Cadence Design Systems, Inc. (a)	60,264	4,233,546
Microsoft Corp.	2,321,144	351,374,779
Oracle Corp.	1,204,333	67,611,255
Paycom Software, Inc. (a)	15,494	4,288,894
RingCentral, Inc. (a)	45,780	7,895,677
Salesforce.com, Inc. (a)	211,630	34,472,411
ServiceNow, Inc. (a)	55,868	15,812,879
SS&C Technologies Holdings, Inc.	199,001	11,950,010
SurveyMonkey (a)	11	188
Synopsys, Inc. (a)	250,044	35,266,206
The Trade Desk, Inc. (a)	50,900	13,404,006
		673,151,504
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	955,497	255,356,573
Western Digital Corp.	41,118	2,069,469
		257,426,042

TOTAL INFORMATION TECHNOLOGY		1,827,534,916

MATERIALS - 0.1%
Chemicals - 0.1%
Eastman Chemical Co.	103,928	8,144,837
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	230,533	49,340,978
Extra Space Storage, Inc.	92,634	9,823,836
Medical Properties Trust, Inc.	530,616	11,015,588
Omega Healthcare Investors, Inc.	236,120	9,924,124
Public Storage	127,775	26,919,637
Realty Income Corp.	111,257	8,525,624
		115,549,787
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	405,237	23,106,614

TOTAL REAL ESTATE		138,656,401

UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	283,261	11,253,960
The AES Corp.	508,228	9,610,591
		20,864,551
TOTAL COMMON STOCKS
(Cost $2,393,594,405)		4,737,734,013

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (a)(c)(d)
(Cost $4,024,850)	98,859	9,561,642

Equity Funds - 52.5%
Large Blend Funds - 4.7%
Fidelity SAI U.S. Large Cap Index Fund (e)	27,982,267	473,739,785
Large Growth Funds - 44.5%
Fidelity Contrafund (e)	38,693,961	533,589,718
Fidelity Growth Company Fund (e)	125,706,271	2,707,713,085
Fidelity SAI U.S. Momentum Index Fund (e)	27,293,524	383,201,073
Fidelity SAI U.S. Quality Index Fund (e)	59,985,250	870,985,823

TOTAL LARGE GROWTH FUNDS		4,495,489,699

Mid-Cap Growth Funds - 3.3%
Janus Henderson Enterprise Fund	2,284,764	329,234,426
TOTAL EQUITY FUNDS
(Cost $3,644,994,734)		5,298,463,910

Money Market Funds - 0.7%
Fidelity Securities Lending Cash Central Fund 1.61% (f)(g)	23,328,844	23,331,177
Invesco Government & Agency Portfolio Institutional Class 1.53% (h)	48,058,856	48,058,856
TOTAL MONEY MARKET FUNDS
(Cost $71,390,033)		71,390,033
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $6,114,004,022)		10,117,149,598
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(18,942,642)
NET ASSETS - 100%		$10,098,206,956

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,561,642 or 0.1% of net assets.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$4,024,850

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$15,947
Total	$15,947

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$523,366,843	$--	$50,000,000	$--	$(1,428,800)	$61,651,675	$533,589,718
Fidelity Growth Company Fund	2,301,681,826	--	--	--	--	406,031,259	2,707,713,085
Fidelity SAI U.S. Large Cap Index Fund	25,922,833	1,137,774,737	703,707,609	540,834	5,788,255	7,961,569	473,739,785
Fidelity SAI U.S. Momentum Index Fund	466,705,072	3,434,255	125,000,000	3,434,255	(613,657)	38,675,403	383,201,073
Fidelity SAI U.S. Quality Index Fund	979,028,121	109,277,115	250,000,000	109,277,115	38,037,402	(5,356,815)	870,985,823
Total	$4,296,704,695	$1,250,486,107	$1,128,707,609	$113,252,204	$41,783,200	$508,963,091	$4,969,229,484

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$570,239,196	$570,239,196	$--	$--
Consumer Discretionary	728,583,979	719,022,337	--	9,561,642
Consumer Staples	336,987,875	336,987,875	--	--
Energy	19,646,746	19,646,746	--	--
Financials	110,872,687	110,872,687	--	--
Health Care	683,822,659	683,822,659	--	--
Industrials	301,941,808	301,941,808	--	--
Information Technology	1,827,534,916	1,827,534,916	--	--
Materials	8,144,837	8,144,837	--	--
Real Estate	138,656,401	138,656,401	--	--
Utilities	20,864,551	20,864,551	--	--
Equity Funds	5,298,463,910	5,298,463,910	--	--
Money Market Funds	71,390,033	71,390,033	--	--
Total Investments in Securities:	$10,117,149,598	$10,107,587,956	$--	$9,561,642

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,613,943) — See accompanying schedule: Unaffiliated issuers (cost $2,731,891,059)	$5,124,588,937
Fidelity Central Funds (cost $23,331,177)	23,331,177
Other affiliated issuers (cost $3,358,781,786)	4,969,229,484
Total Investment in Securities (cost $6,114,004,022)		$10,117,149,598
Receivable for fund shares sold		3,346,039
Dividends receivable		5,218,244
Interest receivable		68,020
Distributions receivable from Fidelity Central Funds		2,625
Prepaid expenses		12,832
Other receivables		151,824
Total assets		10,125,949,182
Liabilities
Payable for investments purchased	$474,957
Payable for fund shares redeemed	2,871,082
Accrued management fee	840,116
Other payables and accrued expenses	224,656
Collateral on securities loaned	23,331,415
Total liabilities		27,742,226
Net Assets		$10,098,206,956
Net Assets consist of:
Paid in capital		$5,549,597,724
Total accumulated earnings (loss)		4,548,609,232
Net Assets		$10,098,206,956
Net Asset Value, offering price and redemption price per share ($10,098,206,956 ÷ 541,153,455 shares)		$18.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2019 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$17,560,576
Affiliated issuers		33,822,619
Interest		474,810
Income from Fidelity Central Funds (including $15,947 from security lending)		15,947
Total income		51,873,952
Expenses
Management fee	$17,286,756
Accounting fees	106,560
Custodian fees and expenses	28,062
Independent trustees' fees and expenses	55,889
Registration fees	37,250
Audit	37,111
Legal	19,442
Miscellaneous	41,608
Total expenses before reductions	17,612,678
Expense reductions	(12,334,365)
Total expenses after reductions		5,278,313
Net investment income (loss)		46,595,639
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	385,352,082
Fidelity Central Funds	(247)
Other affiliated issuers	41,783,200
Capital gain distributions from underlying funds:
Unaffiliated issuers	11,084,603
Affiliated issuers	79,429,585
Total net realized gain (loss)		517,649,223
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	305,745,918
Fidelity Central Funds	1
Other affiliated issuers	508,963,091
Total change in net unrealized appreciation (depreciation)		814,709,010
Net gain (loss)		1,332,358,233
Net increase (decrease) in net assets resulting from operations		$1,378,953,872

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2019 (Unaudited)	Year ended May 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,595,639	$105,994,035
Net realized gain (loss)	517,649,223	1,379,589,003
Change in net unrealized appreciation (depreciation)	814,709,010	(1,315,652,665)
Net increase (decrease) in net assets resulting from operations	1,378,953,872	169,930,373
Distributions to shareholders	(698,445,714)	(1,480,968,534)
Share transactions
Proceeds from sales of shares	383,071,817	1,698,381,942
Reinvestment of distributions	680,436,380	1,473,929,838
Cost of shares redeemed	(1,079,754,962)	(4,028,460,404)
Net increase (decrease) in net assets resulting from share transactions	(16,246,765)	(856,148,624)
Total increase (decrease) in net assets	664,261,393	(2,167,186,785)
Net Assets
Beginning of period	9,433,945,563	11,601,132,348
End of period	$10,098,206,956	$9,433,945,563
Other Information
Shares
Sold	21,555,765	93,996,420
Issued in reinvestment of distributions	38,183,860	86,200,709
Redeemed	(60,994,714)	(222,537,369)
Net increase (decrease)	(1,255,089)	(42,340,240)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Growth Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$17.39	$19.84	$17.93	$16.51	$17.60	$16.51
Income from Investment Operations
Net investment income (loss)A	.08	.18	.13	.15	.13	.12
Net realized and unrealized gain (loss)	2.49	(.05)B	3.31	2.89	(.23)	2.10
Total from investment operations	2.57	.13	3.44	3.04	(.10)	2.22
Distributions from net investment income	(.08)	(.13)	(.14)	(.15)	(.12)	(.12)
Distributions from net realized gain	(1.22)	(2.45)	(1.39)	(1.47)	(.88)	(1.01)
Total distributions	(1.30)	(2.58)	(1.53)	(1.62)	(.99)C	(1.13)
Net asset value, end of period	$18.66	$17.39	$19.84	$17.93	$16.51	$17.60
Total ReturnD,E	15.15%	1.30%	20.30%	19.87%	(.62)%	13.99%
Ratios to Average Net AssetsF,G
Expenses before reductions	.36%H	.38%	.49%	.54%	.57%	.56%
Expenses net of fee waivers, if any	.11%H	.13%	.24%	.28%	.32%	.31%
Expenses net of all reductions	.11%H	.13%	.24%	.28%	.32%	.31%
Net investment income (loss)	.95%H	.98%	.72%	.89%	.79%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$10,098,207	$9,433,946	$11,601,132	$10,964,954	$10,962,597	$13,134,171
Portfolio turnover rateI	45%H	48%	38%	38%	30%	40%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.99 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.876 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2019

1. Organization.

Strategic Advisers Growth Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $175,243 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,046,704,251
Gross unrealized depreciation	(46,806,581)
Net unrealized appreciation (depreciation)	$3,999,897,670
Tax cost	$6,117,251,928

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,211,456,971 and $2,784,121,374, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .95% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. ClariVest Asset Management LLC, FIAM LLC (an affiliate of the investment adviser), Loomis Sayles & Company, L.P. and Massachusetts Financial Services Company (MFS) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Geode Capital Management, LLC (Geode) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Geode has not been allocated any portion of the Fund's assets. Geode in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Effective July 1, 2019 accounting fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. For the period, the fees were equivalent to an annualized rate of less than .005%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Growth Fund	$55

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12,289 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2022. During the period, this waiver reduced the Fund's management fee by $ 12,285,500.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $48,865.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 11% of the total outstanding shares of Fidelity SAI U.S. Momentum Index Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period-B June 1, 2019 to November 30, 2019
Actual	.11%	$1,000.00	$1,151.50	$.59
Hypothetical-C		$1,000.00	$1,024.45	$.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Strategic Advisers Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), FIAM LLC, Geode Capital Management, LLC (Geode), Loomis Sayles & Company, L.P. (Loomis), and Massachusetts Financial Services Company (MFS) (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2019 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved amendments to the fund's sub-advisory agreements with: (i) ClariVest and Geode to add certain exceptions to the most favored nation (MFN) provision in each such sub-advisory agreement; and (ii) Loomis and MFS to both expand the scope of, and add certain exceptions to, the MFN provision in each such sub-advisory agreement. Where applicable, the Board also approved non-material amendments to these sub-advisory agreements. The Board noted that the other terms of each amended sub-advisory agreement are not materially different from those of the applicable existing sub-advisory agreement and that ClariVest, Geode, Loomis, and MFS each will continue to provide the same services to the fund. The Board also approved an amendment to the sub-advisory agreement with Geode to remove an existing mandate, effective October 1, 2019. The Board noted that the other terms of the amended sub-advisory agreement are not materially different from those of the existing sub-advisory agreement with Geode. The Board also noted that the amended sub-advisory agreement would not result in changes to the nature, extent, and quality of the services that Geode provides to the fund.

In reaching its determination to renew the fund's Advisory Contracts and approve the amendments to the sub-advisory agreements described above (Amendments), the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendments, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the Amendments do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and itsaffiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, includingsub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2018, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one- and three-year periods and in the second quartile for the five-year period ended December 31, 2018. The Board also noted that the fund had out-performed 27%, 47%, and 54% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2018. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2022 (effectively waiving its portion of the management fee) and considered that the fund's contractual maximum aggregate annual management fee rate may not exceed 0.95%. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Growth Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2018.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2018.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered thatthe fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2022. In addition, the Board noted that FIAM was voluntarily waiving sub-advisory fees with respect to one of its mandates.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendments should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement and the approval of the Amendments do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

SGF-SANN-0120
1.907406.109

Strategic Advisers® Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

Semi-Annual Report

November 30, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2019

(excluding cash equivalents)	% of fund's net assets
PIMCO Short-Term Fund	20.9
Fidelity Fixed Income Trust	9.3
iShares Trust	7.4
Blackrock Funds	5.4
PIMCO Enhanced Short Maturity Active ETF	5.2
Metropolitan West Funds	3.3
U.S. Treasury Obligations	3.0
Baird Short-Term Bond Fund - Institutional Class	2.8
J P Morgan Exchg-Traded Fund Trust	2.3
Ishares U S Etf Trust	2.0
61.6

Asset Allocation (% of fund's net assets)

As of November 30, 2019
Corporate Bonds	24.5%
U.S. Government and U.S. Government Agency Obligations	3.6%
Asset-Backed Securities	7.9%
CMOs and Other Mortgage Related Securities	2.0%
Bank Loan Funds	1.0%
Other Investments	0.5%
Short-Term Funds	59.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.5%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 3 month U.S. LIBOR + 0.930% 3.0344% 6/30/20 (a)(b)	$7,845,000	$7,881,230
Deutsche Telekom International Financial BV 3 month U.S. LIBOR + 0.580% 2.5821% 1/17/20 (a)(b)(c)	10,000,000	10,006,006
SBA Tower Trust:
3.156% 10/8/20 (c)	265,000	266,803
3.448% 3/15/48 (c)	880,000	905,453
Telefonica Emisiones S.A.U. 5.134% 4/27/20	565,000	571,958
Verizon Communications, Inc. 3 month U.S. LIBOR + 0.550% 2.4488% 5/22/20 (a)(b)	25,000,000	25,048,400
		44,679,850
Entertainment - 0.4%
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 2.4986% 4/1/21 (a)(b)(c)	23,029,000	23,110,247
The Walt Disney Co. 3 month U.S. LIBOR + 0.250% 2.3624% 9/1/21 (a)(b)	2,211,000	2,216,762
		25,327,009
Interactive Media & Services - 0.0%
Baidu.com, Inc. 3.5% 11/28/22	780,000	799,500
Tencent Holdings Ltd. 2.875% 2/11/20 (c)	1,555,000	1,557,022
		2,356,522
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	5,662,000	5,702,707
4.464% 7/23/22	2,595,000	2,722,604
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 2.4286% 10/1/20 (a)(b)	7,282,000	7,297,454
3 month U.S. LIBOR + 0.440% 2.5386% 10/1/21 (a)(b)	8,940,000	8,983,369
3.7% 4/15/24	1,075,000	1,143,255
Fox Corp.:
3.666% 1/25/22 (c)	260,000	268,413
4.03% 1/25/24 (c)	305,000	324,430
Interpublic Group of Companies, Inc. 3.5% 10/1/20	295,000	298,562
Omnicom Group, Inc. 4.45% 8/15/20	441,000	448,690
RELX Capital, Inc. 3.5% 3/16/23	575,000	595,870
WPP Finance 2010 3.625% 9/7/22	310,000	320,773
		28,106,127
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 5% 3/30/20	448,000	451,360
Axiata SPV2 Bhd 3.466% 11/19/20 (Reg. S)	660,000	665,287
Vodafone Group PLC 3.75% 1/16/24	650,000	685,388
		1,802,035

TOTAL COMMUNICATION SERVICES		102,271,543

CONSUMER DISCRETIONARY - 1.6%
Automobiles - 1.3%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 2.0446% 2/21/20 (a)(b)	5,000,000	5,001,700
3 month U.S. LIBOR + 0.260% 2.3785% 6/16/20 (a)(b)	5,000,000	5,005,444
3 month U.S. LIBOR + 0.290% 2.4241% 12/10/21 (a)(b)	5,000,000	5,001,599
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.380% 2.4231% 4/6/20 (a)(b)(c)	7,796,000	7,806,210
3 month U.S. LIBOR + 0.410% 2.4109% 4/12/21 (a)(b)(c)	11,110,000	11,127,726
3 month U.S. LIBOR + 0.500% 2.4006% 8/13/21 (a)(b)(c)	830,000	832,089
2% 4/11/21 (c)	1,500,000	1,500,676
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.530% 2.4205% 5/5/20 (a)(b)(c)	9,640,000	9,649,656
3 month U.S. LIBOR + 0.630% 2.6731% 1/6/20 (a)(b)(c)	10,000,000	10,006,216
3 month U.S. LIBOR + 0.900% 2.8099% 2/15/22 (a)(b)(c)	5,000,000	5,033,845
2.2% 5/5/20 (c)	1,420,000	1,420,693
2.3% 2/12/21 (c)	1,745,000	1,747,146
3.1% 5/4/20 (c)	765,000	768,131
3.75% 11/5/21 (c)	325,000	334,511
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 2.862% 4/9/21 (a)(b)	5,628,000	5,631,178
3 month U.S. LIBOR + 0.930% 2.9161% 4/13/20 (a)(b)	11,000,000	11,021,991
3.2% 7/13/20	1,570,000	1,578,220
3.45% 1/14/22	405,000	412,886
3.55% 7/8/22	380,000	390,112
4.2% 11/6/21	370,000	382,242
Harley-Davidson Financial Services, Inc.:
3 month U.S. LIBOR + 0.500% 2.3946% 5/21/20 (a)(b)(c)	795,000	795,399
3 month U.S. LIBOR + 0.940% 3.0776% 3/2/21 (a)(b)(c)	995,000	1,000,970
2.55% 6/9/22 (c)	375,000	375,295
4.05% 2/4/22 (c)	1,210,000	1,249,813
Nissan Motor Acceptance Corp.:
2.15% 9/28/20 (c)	1,535,000	1,535,422
3.65% 9/21/21 (c)	580,000	592,608
Volkswagen Group of America Finance LLC:
2.5% 9/24/21 (c)	1,805,000	1,814,675
2.7% 9/26/22 (c)	650,000	656,059
3.875% 11/13/20 (c)	980,000	995,168
		93,667,680
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 3.35% 4/1/23	645,000	671,288
Royal Caribbean Cruises Ltd. 2.65% 11/28/20	250,000	251,327
Starbucks Corp. 2.7% 6/15/22	435,000	443,466
		1,366,081
Household Durables - 0.0%
D.R. Horton, Inc. 2.55% 12/1/20	495,000	496,501
Panasonic Corp. 2.536% 7/19/22 (c)	785,000	789,709
		1,286,210
Internet & Direct Marketing Retail - 0.1%
eBay, Inc. 2.15% 6/5/20	805,000	805,886
Expedia, Inc. 5.95% 8/15/20	335,000	343,866
JD.com, Inc. 3.125% 4/29/21	2,645,000	2,661,531
QVC, Inc.:
4.375% 3/15/23	660,000	683,311
5.125% 7/2/22	1,330,000	1,398,701
		5,893,295
Leisure Products - 0.0%
Hasbro, Inc.:
2.6% 11/19/22	885,000	887,920
3% 11/19/24	1,190,000	1,189,398
		2,077,318
Multiline Retail - 0.0%
Dollar Tree, Inc. 3 month U.S. LIBOR + 0.700% 2.7021% 4/17/20 (a)(b)	1,250,000	1,250,146
Specialty Retail - 0.2%
O'Reilly Automotive, Inc. 3.8% 9/1/22	385,000	400,540
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 2.4476% 3/1/22 (a)(b)	10,000,000	10,026,706
		10,427,246

TOTAL CONSUMER DISCRETIONARY		115,967,976

CONSUMER STAPLES - 1.1%
Beverages - 0.3%
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 2.6099% 11/15/21 (a)(b)	5,000,000	5,000,111
Diageo Capital PLC 3 month U.S. LIBOR + 0.240% 2.1441% 5/18/20 (a)(b)	12,795,000	12,804,045
Dr. Pepper Snapple Group, Inc. 3.551% 5/25/21	940,000	959,397
Molson Coors Brewing Co.:
2.25% 3/15/20	910,000	910,325
3.5% 5/1/22	3,209,000	3,293,284
Pernod Ricard SA 4.45% 1/15/22 (c)	1,155,000	1,210,319
		24,177,481
Food Products - 0.3%
Bunge Ltd. Finance Corp.:
3% 9/25/22	405,000	411,431
3.5% 11/24/20	4,365,000	4,425,210
4.35% 3/15/24	130,000	137,069
Campbell Soup Co. 3 month U.S. LIBOR + 0.500% 2.6185% 3/16/20 (a)(b)	1,005,000	1,005,427
Conagra Brands, Inc. 3 month U.S. LIBOR + 0.750% 2.7033% 10/22/20 (a)(b)	5,641,000	5,641,586
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 2.5409% 4/16/21 (a)(b)	7,164,000	7,186,809
Tyson Foods, Inc. 2.25% 8/23/21	600,000	602,522
		19,410,054
Tobacco - 0.5%
Altria Group, Inc.:
3.49% 2/14/22	2,867,000	2,944,671
3.8% 2/14/24	1,300,000	1,366,223
4.75% 5/5/21	4,386,000	4,552,482
BAT Capital Corp.:
3 month U.S. LIBOR + 0.590% 2.4993% 8/14/20 (a)(b)	6,600,000	6,613,520
2.764% 8/15/22	3,525,000	3,563,427
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (c)	15,940,000	15,995,110
3.75% 7/21/22 (c)	1,800,000	1,853,779
Reynolds American, Inc. 3.25% 6/12/20	310,000	311,769
		37,200,981

TOTAL CONSUMER STAPLES		80,788,516

ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Schlumberger Finance Canada Ltd. 2.2% 11/20/20 (c)	5,000,000	5,011,515
Schlumberger Holdings Corp. 3.75% 5/1/24 (c)	620,000	652,859
		5,664,374
Oil, Gas & Consumable Fuels - 1.1%
BP Capital Markets PLC 3 month U.S. LIBOR + 0.250% 2.1595% 11/24/20 (a)(b)	10,000,000	10,014,651
Cenovus Energy, Inc. 3% 8/15/22	1,100,000	1,112,370
Chevron Corp. 3 month U.S. LIBOR + 0.480% 2.6176% 3/3/22 (a)(b)	4,700,000	4,731,390
China Shenhua Overseas Capital Co. Ltd. 3.125% 1/20/20 (Reg. S)	1,740,000	1,740,731
Columbia Pipeline Group, Inc. 3.3% 6/1/20	1,135,000	1,140,604
Diamondback Energy, Inc.:
2.875% 12/1/24 (d)	3,805,000	3,802,047
4.75% 11/1/24	1,790,000	1,855,156
Energy Transfer Partners LP:
4.25% 3/15/23	615,000	639,313
5.875% 1/15/24	2,375,000	2,616,041
Eni SpA 4% 9/12/23 (c)	390,000	410,862
Enterprise Products Operating LP:
2.8% 2/15/21	1,020,000	1,029,345
2.85% 4/15/21	3,000,000	3,030,666
3.5% 2/1/22	1,050,000	1,082,334
5.2% 9/1/20	4,000,000	4,092,578
EQT Corp. 3 month U.S. LIBOR + 0.770% 2.8686% 10/1/20 (a)(b)	2,000,000	1,994,940
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 2.2341% 8/16/22 (a)(b)	7,000,000	7,033,920
Marathon Oil Corp. 2.8% 11/1/22	1,925,000	1,954,237
MPLX LP:
3 month U.S. LIBOR + 0.900% 3.0021% 9/9/21 (a)(b)	275,000	275,933
3 month U.S. LIBOR + 1.100% 3.2021% 9/9/22 (a)(b)	1,683,000	1,688,958
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 2.8543% 2/8/21 (a)(b)	6,819,000	6,863,942
3 month U.S. LIBOR + 1.250% 3.1546% 8/13/21 (a)(b)	2,104,000	2,116,320
3 month U.S. LIBOR + 1.450% 3.3599% 8/15/22 (a)(b)	2,050,000	2,062,227
2.6% 8/13/21	1,005,000	1,009,959
2.7% 8/15/22	955,000	962,913
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 2.5173% 2/26/21 (a)(b)	5,033,000	5,033,021
Plains All American Pipeline LP/PAA Finance Corp.:
5% 2/1/21	455,000	466,019
5.75% 1/15/20	440,000	441,697
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (a)	3,040,000	3,127,630
Saudi Arabian Oil Co. 2.75% 4/16/22 (c)	1,815,000	1,833,150
Shell International Finance BV 2.125% 5/11/20	5,000,000	5,006,355
The Williams Companies, Inc. 3.7% 1/15/23	1,665,000	1,718,919
Western Gas Partners LP 4% 7/1/22	1,800,000	1,828,400
Williams Partners LP:
3.35% 8/15/22	200,000	204,934
5.25% 3/15/20	2,630,000	2,652,739
		85,574,301

TOTAL ENERGY		91,238,675

FINANCIALS - 14.0%
Banks - 8.8%
Abbey National PLC 2.125% 11/3/20	570,000	570,611
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 2.3759% 1/19/21 (a)(b)(c)	10,000,000	10,015,040
3 month U.S. LIBOR + 0.570% 2.4886% 8/27/21 (a)(b)(c)	12,413,000	12,458,608
Australia & New Zealand Banking Group Ltd. 3 month U.S. LIBOR + 0.500% 2.4026% 8/19/20 (a)(b)(c)	7,000,000	7,022,617
Banco Santander Chile 2.5% 12/15/20 (c)	1,745,000	1,740,690
Banco Santander Mexico SA 4.125% 11/9/22 (Reg. S)	1,750,000	1,821,641
Banco Santander SA 3 month U.S. LIBOR + 1.120% 3.1209% 4/12/23 (a)(b)	800,000	803,502
Bank of America Corp.:
3 month U.S. LIBOR + 0.380% 2.314% 1/23/22 (a)(b)	15,000,000	15,023,280
3 month U.S. LIBOR + 0.650% 2.7486% 10/1/21 (a)(b)	10,000,000	10,036,650
3 month U.S. LIBOR + 0.650% 2.7563% 6/25/22 (a)(b)	20,000,000	20,115,869
2.503% 10/21/22	1,475,000	1,487,658
2.625% 4/19/21	715,000	721,483
2.738% 1/23/22 (a)	830,000	835,817
3.3% 1/11/23	1,445,000	1,494,358
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 2.5341% 9/10/21 (a)(b)	5,000,000	5,011,547
3 month U.S. LIBOR + 0.440% 2.5585% 6/15/20 (a)(b)	11,600,000	11,624,383
3 month U.S. LIBOR + 0.460% 2.4609% 4/13/21 (a)(b)	960,000	963,676
3 month U.S. LIBOR + 0.570% 2.683% 3/26/22 (a)(b)	5,000,000	5,025,654
3 month U.S. LIBOR + 0.600% 2.7316% 12/12/19 (a)(b)	5,000,000	5,001,314
Bank of Nova Scotia 3 month U.S. LIBOR + 0.290% 2.317% 1/8/21 (a)(b)	10,000,000	10,017,163
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 2.4559% 7/20/20 (a)(b)(c)	15,000,000	15,032,784
2.125% 11/21/22 (c)	1,415,000	1,412,688
2.2% 7/20/20 (c)	940,000	941,485
2.5% 4/13/21 (c)	5,000,000	5,033,551
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 2.4443% 1/11/21 (a)(b)	11,000,000	10,996,463
3 month U.S. LIBOR + 0.650% 2.5435% 8/7/20 (a)(b)	15,000,000	15,030,441
2.65% 1/11/21	905,000	910,326
Barclays PLC 3 month U.S. LIBOR + 1.625% 3.6345% 1/10/23 (a)(b)	645,000	652,568
BB&T Corp.:
3 month U.S. LIBOR + 0.450% 2.4509% 1/15/20 (a)(b)	5,000,000	5,002,200
2.15% 2/1/21	1,160,000	1,161,420
BNP Paribas SA 3 month U.S. LIBOR + 0.390% 2.2835% 8/7/21 (a)(b)(c)	5,000,000	5,009,257
BPCE SA:
3 month U.S. LIBOR + 1.220% 3.1188% 5/22/22 (a)(b)(c)	605,000	612,548
3.145% 7/31/20 (c)	5,000,000	5,038,563
Capital One NA 2.15% 9/6/22	2,575,000	2,570,085
Citibank NA:
3 month U.S. LIBOR + 0.300% 2.2659% 10/20/20 (a)(b)	4,500,000	4,506,813
3 month U.S. LIBOR + 0.600% 2.4985% 5/20/22 (a)(b)	8,000,000	8,025,493
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 2.7995% 1/10/20 (a)(b)	5,000,000	5,000,561
2.35% 8/2/21	5,000,000	5,022,262
2.7% 3/30/21	880,000	887,440
2.9% 12/8/21	1,495,000	1,517,472
Compass Bank 3 month U.S. LIBOR + 0.730% 2.8684% 6/11/21 (a)(b)	10,450,000	10,466,981
Credit Agricole SA:
3 month U.S. LIBOR + 0.970% 3.1041% 6/10/20 (a)(b)(c)	13,280,000	13,337,316
3 month U.S. LIBOR + 1.020% 2.956% 4/24/23 (a)(b)(c)	675,000	680,467
Credit Suisse Group Funding Guernsey Ltd. 3 month U.S. LIBOR + 2.290% 4.2933% 4/16/21 (a)(b)	4,250,000	4,361,604
Credit Suisse New York Branch 5.4% 1/14/20	315,000	316,195
Danske Bank A/S:
2.2% 3/2/20 (c)	1,545,000	1,544,886
3.001% 9/20/22 (a)(c)	1,475,000	1,485,221
5% 1/12/22 (c)	1,050,000	1,102,353
Discover Bank 7% 4/15/20	2,025,000	2,060,452
First Niagara Financial Group, Inc. 7.25% 12/15/21	515,000	564,909
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 2.5041% 5/18/21 (a)(b)	6,165,000	6,172,556
3 month U.S. LIBOR + 0.650% 2.7816% 9/11/21 (a)(b)	5,675,000	5,690,993
Huntington National Bank 3 month U.S. LIBOR + 0.510% 2.6441% 3/10/20 (a)(b)	9,027,000	9,037,768
ING Groep NV 3 month U.S. LIBOR + 1.150% 3.2544% 3/29/22 (a)(b)	735,000	744,138
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.550% 2.6521% 3/9/21 (a)(b)	1,485,000	1,486,586
3 month U.S. LIBOR + 0.680% 2.8176% 6/1/21 (a)(b)	10,024,000	10,043,041
3 month U.S. LIBOR + 0.950% 2.889% 1/23/20 (a)(b)	7,111,000	7,120,874
3 month U.S. LIBOR + 1.100% 3.2021% 6/7/21 (a)(b)	11,083,000	11,209,790
2.4% 6/7/21	2,836,000	2,851,891
2.55% 10/29/20	10,000,000	10,046,779
4.25% 10/15/20	390,000	397,666
4.5% 1/24/22	1,530,000	1,605,391
KeyBank NA 3 month U.S. LIBOR + 0.660% 2.5691% 2/1/22 (a)(b)	8,128,000	8,184,251
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 2.3835% 5/7/21 (a)(b)	9,000,000	9,015,252
Manufacturers & Traders Trust Co. 3 month U.S. LIBOR + 0.270% 2.2096% 1/25/21 (a)(b)	10,000,000	10,006,400
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 2.5856% 7/26/21 (a)(b)	6,926,000	6,959,520
3 month U.S. LIBOR + 0.700% 2.8021% 3/7/22 (a)(b)	10,000,000	10,037,405
3 month U.S. LIBOR + 0.860% 2.7956% 7/26/23 (a)(b)	665,000	668,097
3 month U.S. LIBOR + 0.920% 2.8188% 2/22/22 (a)(b)	840,000	847,916
3.218% 3/7/22	1,090,000	1,116,282
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.940% 2.8538% 2/28/22 (a)(b)	5,000,000	5,045,369
3 month U.S. LIBOR + 1.140% 3.2673% 9/13/21 (a)(b)	17,000,000	17,205,144
Nordea Bank AB:
3 month U.S. LIBOR + 0.470% 2.3838% 5/29/20 (a)(b)(c)	12,000,000	12,023,054
4.875% 5/13/21 (c)	710,000	735,583
PNC Bank NA:
3 month U.S. LIBOR + 0.350% 2.4816% 3/12/21 (a)(b)	7,000,000	7,005,017
3 month U.S. LIBOR + 0.360% 2.2626% 5/19/20 (a)(b)	10,000,000	10,013,416
Rabobank Nederland 3.95% 11/9/22	1,370,000	1,429,152
Rabobank Nederland New York Branch:
3 month U.S. LIBOR + 0.430% 2.3656% 4/26/21 (a)(b)	12,500,000	12,539,750
3 month U.S. LIBOR + 0.830% 2.8395% 1/10/22 (a)(b)	5,000,000	5,049,328
RBS Citizens NA:
3 month U.S. LIBOR + 0.540% 2.6776% 3/2/20 (a)(b)	15,000,000	15,010,410
3 month U.S. LIBOR + 0.570% 2.4873% 5/26/20 (a)(b)	10,000,000	10,020,258
Regions Bank:
3 month U.S. LIBOR + 0.380% 2.4786% 4/1/21 (a)(b)	14,385,000	14,394,917
3 month U.S. LIBOR + 0.500% 2.4046% 8/13/21 (a)(b)	8,350,000	8,351,445
Royal Bank of Canada:
3 month U.S. LIBOR + 0.300% 2.2533% 7/22/20 (a)(b)	5,000,000	5,009,175
3 month U.S. LIBOR + 0.390% 2.3255% 4/30/21 (a)(b)	10,000,000	10,032,913
3 month U.S. LIBOR + 0.400% 2.3396% 1/25/21 (a)(b)	5,000,000	5,012,397
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	7,000,000	7,266,322
Santander UK Group Holdings PLC 2.875% 10/16/20	820,000	823,254
Standard Chartered PLC:
3 month U.S. LIBOR + 1.150% 3.1159% 1/20/23 (a)(b)(c)	910,000	914,978
2.744% 9/10/22 (a)(c)	860,000	863,035
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.350% 2.3521% 1/17/20 (a)(b)	17,048,000	17,058,433
3 month U.S. LIBOR + 0.370% 2.3709% 10/16/20 (a)(b)	5,000,000	5,011,450
Sumitomo Mitsui Financial Group, Inc. 3 month U.S. LIBOR + 1.680% 3.7821% 3/9/21 (a)(b)	3,000,000	3,050,494
SunTrust Banks, Inc.:
3 month U.S. LIBOR + 0.500% 2.4356% 10/26/21 (a)(b)	5,000,000	5,007,599
3 month U.S. LIBOR + 0.530% 2.4571% 1/31/20 (a)(b)	10,000,000	10,004,122
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.470% 2.3795% 5/24/21 (a)(b)	8,500,000	8,534,085
Swedbank AB 2.65% 3/10/21 (c)	1,720,000	1,727,984
Synchrony Bank 3% 6/15/22	7,395,000	7,497,367
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.240% 2.1796% 1/25/21 (a)(b)	11,565,000	11,577,622
3 month U.S. LIBOR + 0.260% 2.3994% 9/17/20 (a)(b)	5,000,000	5,007,995
3 month U.S. LIBOR + 0.270% 2.4094% 3/17/21 (a)(b)	10,000,000	10,012,006
U.S. Bancorp 3% 3/15/22	1,530,000	1,566,407
U.S. Bank NA, Cincinnati 3 month U.S. LIBOR + 0.250% 2.186% 7/24/20 (a)(b)	5,000,000	5,005,547
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.880% 2.8333% 7/22/20 (a)(b)	14,900,000	14,972,679
2.55% 12/7/20	95,000	95,548
2.6% 7/22/20	5,000,000	5,020,499
3.5% 3/8/22	550,000	567,022
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.230% 2.2309% 1/15/20 (a)(b)	10,000,000	10,005,428
3 month U.S. LIBOR + 0.500% 2.434% 7/23/21 (a)(b)	5,000,000	5,008,518
U.S. SOFR SEC OVRN FIN RATE INDX + 0.480% 2.03% 3/25/20 (a)(b)	5,000,000	5,002,599
2.082% 9/9/22 (a)	1,105,000	1,103,830
3.325% 7/23/21 (a)	1,935,000	1,950,670
		648,851,782
Capital Markets - 2.2%
Bank of New York, New York:
3 month U.S. LIBOR + 0.280% 2.4128% 6/4/21 (a)(b)	5,000,000	5,005,484
3 month U.S. LIBOR + 0.300% 2.4328% 12/4/20 (a)(b)	7,000,000	7,000,029
Charles Schwab Corp. 3 month U.S. LIBOR + 0.320% 2.2146% 5/21/21 (a)(b)	990,000	991,249
Citigroup Funding, Inc. 2.312% 11/4/22 (a)	6,290,000	6,302,691
Credit Suisse AG 2.1% 11/12/21	4,591,000	4,600,860
Deutsche Bank AG New York Branch:
3 month U.S. LIBOR + 0.810% 2.7683% 1/22/21 (a)(b)	10,000,000	9,961,274
3 month U.S. LIBOR + 1.290% 3.1923% 2/4/21 (a)(b)	860,000	861,072
2.95% 8/20/20	3,940,000	3,948,143
3.15% 1/22/21	1,435,000	1,436,926
3.375% 5/12/21	125,000	125,848
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.800% 2.9273% 12/13/19 (a)(b)	15,000,000	15,003,636
3 month U.S. LIBOR + 1.200% 3.3185% 9/15/20 (a)(b)	4,670,000	4,706,364
3 month U.S. LIBOR + 1.360% 3.2996% 4/23/21 (a)(b)	10,000,000	10,143,200
2.875% 2/25/21	375,000	378,537
2.876% 10/31/22 (a)	520,000	525,960
3% 4/26/22	1,505,000	1,522,381
5.75% 1/24/22	780,000	837,388
Moody's Corp. 5.5% 9/1/20	7,000,000	7,175,050
Morgan Stanley:
3 month U.S. LIBOR + 0.550% 2.4506% 2/10/21 (a)(b)	27,000,000	27,020,488
3 month U.S. LIBOR + 0.930% 2.8833% 7/22/22 (a)(b)	4,040,000	4,076,780
U.S. SOFR SEC OVRN FIN RATE INDX + 0.830% 2.647% 6/10/22 (a)(b)	5,000,000	5,012,990
2.5% 4/21/21	400,000	402,467
2.625% 11/17/21	6,225,000	6,292,462
2.75% 5/19/22	1,095,000	1,110,336
5.5% 1/26/20	300,000	301,523
5.5% 7/24/20	670,000	685,132
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 2.3391% 11/1/21 (a)(b)	7,500,000	7,518,075
UBS AG London Branch 3 month U.S. LIBOR + 0.580% 2.6821% 6/8/20 (a)(b)(c)	23,790,000	23,839,847
UBS Group Funding AG 3 month U.S. LIBOR + 1.220% 3.1295% 5/23/23 (a)(b)(c)	880,000	891,616
UBS Group Funding Ltd. 3% 4/15/21 (c)	1,495,000	1,514,641
		159,192,449
Consumer Finance - 1.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22	1,070,000	1,105,939
4.45% 12/16/21	1,245,000	1,296,858
4.625% 10/30/20	635,000	649,088
American Express Co.:
3 month U.S. LIBOR + 0.600% 2.4905% 11/5/21 (a)(b)	6,750,000	6,789,230
2.2% 10/30/20	3,000,000	3,006,323
3% 2/22/21	6,095,000	6,171,587
3.375% 5/17/21	1,500,000	1,528,739
American Express Credit Corp. 3 month U.S. LIBOR + 0.430% 2.5676% 3/3/20 (a)(b)	15,000,000	15,010,400
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 2.6055% 7/30/21 (a)(b)(c)	1,427,000	1,424,211
3 month U.S. LIBOR + 0.950% 3.0818% 6/1/21 (a)(b)(c)	4,307,000	4,319,875
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.760% 2.6606% 5/12/20 (a)(b)	10,000,000	10,022,173
2.4% 10/30/20	615,000	616,991
2.5% 5/12/20	360,000	360,655
3.2% 1/30/23	765,000	786,572
3.5% 6/15/23	555,000	576,161
3.9% 1/29/24	505,000	533,289
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.930% 3.0646% 9/24/20 (a)(b)	1,855,000	1,856,970
3 month U.S. LIBOR + 1.000% 3.012% 1/9/20 (a)(b)	8,835,000	8,841,727
2.459% 3/27/20	510,000	510,149
2.681% 1/9/20	1,730,000	1,730,460
3.157% 8/4/20	3,910,000	3,924,512
3.35% 11/1/22	1,155,000	1,161,264
3.47% 4/5/21	415,000	417,810
3.813% 10/12/21	495,000	502,269
5.875% 8/2/21	290,000	303,625
GE Capital International Funding Co. 2.342% 11/15/20	14,564,000	14,548,759
Hyundai Capital America:
2.45% 6/15/21 (c)	755,000	756,269
2.85% 11/1/22 (c)	511,000	515,036
3% 6/20/22 (c)	1,060,000	1,069,945
3.95% 2/1/22 (c)	1,315,000	1,351,487
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.160% 2.187% 1/8/21 (a)(b)	8,720,000	8,723,379
3 month U.S. LIBOR + 0.170% 2.182% 10/9/20 (a)(b)	5,000,000	5,004,491
3 month U.S. LIBOR + 0.240% 2.3716% 3/12/21 (a)(b)	5,000,000	5,003,244
3 month U.S. LIBOR + 0.260% 2.3941% 9/10/21 (a)(b)	5,000,000	5,000,600
3 month U.S. LIBOR + 0.420% 2.4295% 7/10/20 (a)(b)	5,000,000	5,011,847
Paccar Financial Corp. 3.1% 5/10/21	1,260,000	1,280,947
Synchrony Financial:
2.7% 2/3/20	3,250,000	3,251,538
2.85% 7/25/22	2,713,000	2,739,290
Toyota Motor Credit Corp. 3 month U.S. LIBOR + 0.170% 2.3151% 9/18/20 (a)(b)	10,000,000	10,008,921
		137,712,630
Diversified Financial Services - 0.2%
AIG Global Funding:
3 month U.S. LIBOR + 0.460% 2.5663% 6/25/21 (a)(b)(c)	4,293,000	4,309,419
2.3% 7/1/22 (c)	1,528,000	1,534,281
3.35% 6/25/21 (c)	770,000	785,036
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (c)	1,560,000	1,594,114
3.95% 7/1/24 (c)	265,000	274,779
Brixmor Operating Partnership LP 3.875% 8/15/22	170,000	177,050
CNH Industrial Capital LLC:
3.875% 10/15/21	1,325,000	1,357,039
4.375% 11/6/20	1,725,000	1,758,931
General Electric Capital Corp.:
3.45% 5/15/24	530,000	548,737
4.65% 10/17/21	975,000	1,018,821
5.3% 2/11/21	130,000	134,397
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (c)	435,000	455,532
5.25% 8/15/22 (c)	880,000	934,648
		14,882,784
Insurance - 0.9%
ACE INA Holdings, Inc. 2.3% 11/3/20	970,000	972,600
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 2.6759% 9/20/21 (a)(b)(c)	6,046,000	6,049,809
American International Group, Inc.:
4.875% 6/1/22	675,000	722,402
6.4% 12/15/20	2,010,000	2,098,370
Aon Corp.:
2.2% 11/15/22	1,182,000	1,182,871
5% 9/30/20	4,135,000	4,236,524
Aon PLC 2.8% 3/15/21	1,320,000	1,331,756
Lincoln National Corp. 4% 9/1/23	270,000	287,510
Marsh & McLennan Companies, Inc.:
3 month U.S. LIBOR + 1.200% 3.3044% 12/29/21 (a)(b)	4,546,000	4,548,640
3.5% 12/29/20	3,582,000	3,641,729
3.875% 3/15/24	725,000	770,782
MassMutual Global Funding II 2.25% 7/1/22 (c)	1,150,000	1,160,621
Metropolitan Life Global Funding I:
3 month U.S. LIBOR + 0.400% 2.5316% 6/12/20 (a)(b)(c)	10,000,000	10,017,470
U.S. SOFR SEC OVRN FIN RATE INDX + 0.570% 2.12% 9/7/20 (a)(b)(c)	5,000,000	5,011,146
2.5% 12/3/20 (Reg. S) (c)	3,000,000	3,018,117
New York Life Global Funding:
3 month U.S. LIBOR + 0.320% 2.2283% 8/6/21 (a)(b)(c)	6,177,000	6,194,501
2.95% 1/28/21 (c)	3,775,000	3,820,329
Protective Life Global Funding:
3 month U.S. LIBOR + 0.370% 2.3709% 7/13/20 (a)(b)(c)	7,000,000	7,011,845
3 month U.S. LIBOR + 0.520% 2.6244% 6/28/21 (a)(b)(c)	2,000,000	2,008,253
Reinsurance Group of America, Inc. 5% 6/1/21	125,000	130,336
Trinity Acquisition PLC 3.5% 9/15/21	650,000	662,824
		64,878,435
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 3.72% 7/15/43 (c)	370,000	382,678

TOTAL FINANCIALS		1,025,900,758

HEALTH CARE - 1.9%
Biotechnology - 0.2%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 2.5446% 11/21/22 (a)(b)(c)	7,100,000	7,125,844
2.3% 5/14/21	850,000	854,475
2.6% 11/21/24 (c)	2,745,000	2,759,518
2.9% 11/6/22	1,740,000	1,772,134
3.2% 11/6/22	170,000	174,077
Baxalta, Inc. 3.6% 6/23/22	265,000	271,868
Biogen, Inc. 2.9% 9/15/20	510,000	512,909
		13,470,825
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 2.9% 11/30/21	1,075,000	1,094,411
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.870% 2.9794% 12/29/20 (a)(b)	8,326,000	8,331,162
2.404% 6/5/20	1,195,000	1,197,123
2.675% 12/15/19	476,000	476,068
2.894% 6/6/22	675,000	685,319
3.125% 11/8/21	350,000	356,212
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 2.9141% 3/19/21 (a)(b)	3,220,000	3,220,602
		15,360,897
Health Care Providers & Services - 0.9%
AmerisourceBergen Corp. 3.5% 11/15/21	610,000	624,396
Anthem, Inc. 2.5% 11/21/20	1,095,000	1,100,316
Cardinal Health, Inc.:
2.616% 6/15/22	115,000	116,110
3.079% 6/15/24	695,000	710,608
3.2% 3/15/23	875,000	897,004
3.5% 11/15/24	1,180,000	1,229,062
Cigna Corp.:
3 month U.S. LIBOR + 0.350% 2.4894% 3/17/20 (a)(b)	10,000,000	10,005,432
3 month U.S. LIBOR + 0.650% 2.7894% 9/17/21 (a)(b)	5,165,000	5,166,157
3% 7/15/23 (c)	715,000	726,824
3.4% 9/17/21	370,000	378,142
3.75% 7/15/23	1,110,000	1,160,434
3.9% 2/15/22 (c)	585,000	605,239
4.125% 9/15/20 (c)	710,000	720,941
CVS Health Corp.:
3 month U.S. LIBOR + 0.630% 2.7321% 3/9/20 (a)(b)	62,000	62,085
3 month U.S. LIBOR + 0.720% 2.8221% 3/9/21 (a)(b)	6,025,000	6,053,435
2.625% 8/15/24	335,000	337,694
2.8% 7/20/20	11,000,000	11,050,627
3.35% 3/9/21	1,556,000	1,580,943
3.7% 3/9/23	1,940,000	2,020,172
Express Scripts Holding Co. 3 month U.S. LIBOR + 0.750% 2.6638% 11/30/20 (a)(b)	14,665,000	14,667,075
Humana, Inc.:
2.9% 12/15/22	160,000	162,957
3.15% 12/1/22	315,000	322,568
3.85% 10/1/24	60,000	63,850
McKesson Corp. 3.65% 11/30/20	1,380,000	1,401,942
		61,164,013
Pharmaceuticals - 0.6%
Actavis Funding SCS 3.45% 3/15/22	615,000	628,387
Allergan PLC 3.25% 10/1/22	185,000	189,069
Bayer U.S. Finance II LLC:
3 month U.S. LIBOR + 0.630% 2.7363% 6/25/21 (a)(b)(c)	12,180,000	12,217,494
3.5% 6/25/21 (c)	855,000	869,105
Bristol-Myers Squibb Co.:
2.55% 5/14/21 (c)	9,104,000	9,192,867
2.6% 5/16/22 (c)	635,000	645,862
2.75% 2/15/23 (c)	605,000	616,840
2.875% 8/15/20 (c)	1,203,000	1,211,271
2.875% 2/19/21 (c)	1,110,000	1,121,847
2.9% 7/26/24 (c)	840,000	866,301
3.25% 2/20/23 (c)	185,000	191,604
3.55% 8/15/22 (c)	600,000	624,735
3.625% 5/15/24 (c)	160,000	169,411
Elanco Animal Health, Inc. 3.912% 8/27/21	1,170,000	1,199,755
EMD Finance LLC 2.95% 3/19/22 (c)	430,000	436,280
Perrigo Finance PLC:
3.5% 12/15/21	631,000	635,814
3.9% 12/15/24	1,780,000	1,826,071
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	1,000,000	1,004,519
2.875% 9/23/23	115,000	117,073
Takeda Pharmaceutical Co. Ltd. 4% 11/26/21 (c)	1,550,000	1,601,882
Zoetis, Inc. 3 month U.S. LIBOR + 0.440% 2.3385% 8/20/21 (a)(b)	10,000,000	10,010,072
		45,376,259

TOTAL HEALTH CARE		135,371,994

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
Harris Corp. 2.7% 4/27/20	1,090,000	1,092,280
Northrop Grumman Corp. 2.55% 10/15/22	785,000	796,042
United Technologies Corp. 3 month U.S. LIBOR + 0.650% 2.5541% 8/16/21 (a)(b)	10,750,000	10,751,440
		12,639,762
Airlines - 0.0%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	661,706	671,906
Delta Air Lines, Inc.:
2.6% 12/4/20	290,000	291,050
2.875% 3/13/20	1,955,000	1,958,979
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	410,000	413,075
		3,335,010
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 2.5% 8/15/24	880,000	888,322
Electrical Equipment - 0.0%
General Electric Capital Corp. 3.15% 9/7/22	555,000	565,920
Industrial Conglomerates - 0.2%
General Electric Co. 2.7% 10/9/22	1,095,000	1,104,136
Honeywell International, Inc. 3 month U.S. LIBOR + 0.370% 2.2743% 8/8/22 (a)(b)	9,078,000	9,114,538
Roper Technologies, Inc.:
2.35% 9/15/24	365,000	364,759
3% 12/15/20	475,000	479,436
3.125% 11/15/22	1,505,000	1,543,073
3.65% 9/15/23	270,000	283,815
		12,889,757
Machinery - 0.5%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.230% 2.3485% 3/15/21 (a)(b)	5,000,000	5,000,374
3 month U.S. LIBOR + 0.250% 2.1673% 8/26/20 (a)(b)	5,000,000	5,006,007
3 month U.S. LIBOR + 0.280% 2.3821% 9/7/21 (a)(b)	6,790,000	6,793,405
3 month U.S. LIBOR + 0.300% 2.4124% 3/8/21 (a)(b)	5,000,000	5,006,075
3 month U.S. LIBOR + 0.510% 2.5195% 1/10/20 (a)(b)	5,000,000	5,003,582
2.95% 2/26/22	1,040,000	1,063,024
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.4185% 9/15/21 (a)(b)	5,428,000	5,428,968
		33,301,435
Professional Services - 0.0%
Equifax, Inc.:
3 month U.S. LIBOR + 0.870% 2.7799% 8/15/21 (a)(b)	610,000	611,784
2.3% 6/1/21	975,000	975,238
3.6% 8/15/21	570,000	583,689
		2,170,711
Road & Rail - 0.1%
Eastern Creation II Investment Holdings Ltd. 2.75% 9/26/20	1,380,000	1,380,607
Kansas City Southern 2.35% 5/15/20	1,930,000	1,931,174
Penske Truck Leasing Co. LP:
3.2% 7/15/20 (c)	1,710,000	1,718,743
3.3% 4/1/21 (c)	1,160,000	1,174,910
3.65% 7/29/21 (c)	385,000	393,591
SMBC Aviation Capital Finance:
3.55% 4/15/24 (c)	325,000	336,752
4.125% 7/15/23 (c)	200,000	210,599
Union Pacific Corp. 3.2% 6/8/21	1,205,000	1,226,874
		8,373,250
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/20	1,285,000	1,284,925
2.25% 1/15/23	810,000	806,934
2.5% 3/1/21	275,000	276,057
3.5% 1/15/22	5,560,000	5,701,252
GATX Corp. 2.6% 3/30/20	1,445,000	1,446,630
		9,515,798

TOTAL INDUSTRIALS		83,679,965

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.1%
Avnet, Inc. 3.75% 12/1/21	530,000	540,889
Jabil, Inc. 5.625% 12/15/20	485,000	500,518
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 2.5766% 6/5/20 (a)(b)	5,261,000	5,267,474
		6,308,881
IT Services - 0.2%
DXC Technology Co. 3 month U.S. LIBOR + 0.950% 3.0818% 3/1/21 (a)(b)	1,431,000	1,431,071
Fidelity National Information Services, Inc.:
2.25% 8/15/21	1,380,000	1,384,535
3.625% 10/15/20	260,000	263,163
Fiserv, Inc. 2.75% 7/1/24	1,820,000	1,848,703
Global Payments, Inc. 2.65% 2/15/25	800,000	802,470
IBM Corp.:
2.5% 1/27/22	460,000	465,033
2.8% 5/13/21	10,000,000	10,122,988
2.85% 5/13/22	725,000	738,867
2.875% 11/9/22	125,000	128,108
		17,184,938
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. 2.85% 3/12/20	3,085,000	3,091,792
Broadcom Corp./Broadcom Cayman LP:
2.2% 1/15/21	225,000	224,688
2.375% 1/15/20	1,640,000	1,640,232
3% 1/15/22	1,815,000	1,835,648
Microchip Technology, Inc. 3.922% 6/1/21	2,185,000	2,229,963
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (c)	690,000	714,056
4.125% 6/1/21 (c)	795,000	814,840
4.625% 6/1/23 (c)	1,175,000	1,252,748
		11,803,967
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc. 2.4% 5/3/23	735,000	746,209
Xerox Corp. 5.625% 12/15/19	1,125,000	1,123,594
		1,869,803

TOTAL INFORMATION TECHNOLOGY		37,167,589

MATERIALS - 0.4%
Chemicals - 0.3%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3 month U.S. LIBOR + 0.750% 2.6591% 5/1/20 (a)(b)(c)	7,000,000	7,017,422
CNAC HK Finbridge Co. Ltd.:
3% 7/19/20 (Reg. S)	825,000	827,063
4.125% 3/14/21 (Reg. S)	765,000	778,627
DowDuPont, Inc. 3.766% 11/15/20	1,105,000	1,123,202
International Flavors & Fragrances, Inc. 3.4% 9/25/20	6,415,000	6,483,593
LyondellBasell Industries NV 6% 11/15/21	815,000	866,144
Syngenta Finance NV:
3.698% 4/24/20 (c)	940,000	942,856
3.933% 4/23/21 (c)	735,000	747,934
		18,786,841
Construction Materials - 0.0%
Boral Finance Pty Ltd. 3% 11/1/22 (c)	135,000	135,608
Martin Marietta Materials, Inc.:
3 month U.S. LIBOR + 0.500% 2.6559% 12/20/19 (a)(b)	600,000	600,045
3 month U.S. LIBOR + 0.650% 2.5488% 5/22/20 (a)(b)	330,000	330,438
Vulcan Materials Co.:
3 month U.S. LIBOR + 0.600% 2.7185% 6/15/20 (a)(b)	790,000	791,106
3 month U.S. LIBOR + 0.650% 2.7818% 3/1/21 (a)(b)	1,620,000	1,624,418
		3,481,615
Containers & Packaging - 0.0%
Packaging Corp. of America 2.45% 12/15/20	555,000	558,403
Metals & Mining - 0.1%
Anglo American Capital PLC:
3.75% 4/10/22 (c)	400,000	411,209
4.125% 9/27/22 (c)	624,000	650,523
ArcelorMittal SA:
5.5% 3/1/21 (a)	1,698,000	1,762,408
6.25% 2/25/22 (a)	1,280,000	1,377,280
Southern Copper Corp. 5.375% 4/16/20	510,000	515,419
Vale Overseas Ltd. 4.375% 1/11/22	1,520,000	1,584,600
		6,301,439

TOTAL MATERIALS		29,128,298

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,105,000	1,115,254
Crown Castle International Corp.:
2.25% 9/1/21	1,195,000	1,196,596
3.4% 2/15/21	860,000	871,605
Highwoods/Forsyth LP 3.625% 1/15/23	515,000	532,628
Ventas Realty LP 3.1% 1/15/23	180,000	184,446
		3,900,529
Real Estate Management & Development - 0.0%
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.25% 10/5/20 (c)	235,000	236,958

TOTAL REAL ESTATE		4,137,487

UTILITIES - 1.2%
Electric Utilities - 0.5%
American Electric Power Co., Inc. 3.65% 12/1/21	180,000	185,687
Duke Energy Corp.:
3 month U.S. LIBOR + 0.500% 2.4093% 5/14/21 (a)(b)(c)	7,000,000	7,024,719
3.55% 9/15/21	330,000	337,456
Edison International:
2.125% 4/15/20	1,140,000	1,139,126
3.125% 11/15/22	650,000	653,045
EDP Finance BV 4.125% 1/15/20 (c)	425,000	425,170
ENEL Finance International NV:
2.875% 5/25/22 (c)	1,660,000	1,677,463
4.25% 9/14/23 (c)	780,000	825,181
Exelon Corp. 2.85% 6/15/20	5,000,000	5,018,231
FirstEnergy Corp. 2.85% 7/15/22	885,000	898,883
Florida Power & Light Co. 3 month U.S. LIBOR + 0.400% 2.3083% 5/6/22 (a)(b)	4,252,000	4,252,088
Israel Electric Corp. Ltd. 5% 11/12/24 (Reg. S) (c)	1,365,000	1,503,261
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.7496% 3/27/20 (a)(b)	1,770,000	1,770,632
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 0.550% 2.4638% 8/28/21 (a)(b)	1,285,000	1,285,364
PNM Resources, Inc. 3.25% 3/9/21	995,000	1,007,454
Southern Co. 2.35% 7/1/21	280,000	281,113
State Grid Overseas Investment Ltd. 2.25% 5/4/20 (c)	2,235,000	2,233,448
Vistra Operations Co. LLC 3.55% 7/15/24 (c)	3,025,000	3,052,210
		33,570,531
Gas Utilities - 0.1%
CenterPoint Energy Resources Corp. 4.5% 1/15/21	590,000	602,118
WGL Holdings, Inc. 3 month U.S. LIBOR + 0.550% 2.6816% 3/12/20 (a)(b)	7,520,000	7,514,664
		8,116,782
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc. 3.75% 6/15/24 (c)	535,000	551,533
Multi-Utilities - 0.6%
CenterPoint Energy, Inc. 3.6% 11/1/21	455,000	469,721
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 2.5063% 6/25/21 (a)(b)	11,500,000	11,538,142
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.400% 2.5376% 12/1/20 (a)(b)(c)	10,000,000	10,006,516
2.579% 7/1/20 (a)	2,335,000	2,340,598
2.715% 8/15/21	3,153,000	3,173,285
San Diego Gas & Electric Co. 1.914% 2/1/22	171,431	168,558
Sempra Energy:
3 month U.S. LIBOR + 0.500% 2.5009% 1/15/21 (a)(b)	17,575,000	17,571,551
2.85% 11/15/20	1,830,000	1,841,775
2.875% 10/1/22	535,000	543,587
		47,653,733

TOTAL UTILITIES		89,892,579

TOTAL NONCONVERTIBLE BONDS
(Cost $1,785,369,649)		1,795,545,380

U.S. Treasury Obligations - 3.0%
U.S. Treasury Notes:
1.125% 2/28/21	$10,000,000	$9,929,297
1.75% 11/30/21	25,000,000	25,056,641
1.75% 6/15/22	9,360,000	9,396,928
1.75% 7/15/22	11,060,000	11,099,315
2.125% 5/15/22	14,690,000	14,867,313
2.25% 4/15/22	23,070,000	23,407,940
2.375% 3/15/22	9,555,000	9,720,720
2.5% 1/15/22 (e)	16,550,000	16,849,969
2.5% 2/15/22	17,605,000	17,935,781
2.625% 12/15/21	16,010,000	16,331,451
2.75% 11/30/20 (e)	63,000,000	63,652,148
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $216,820,115)		218,247,503

U.S. Government Agency - Mortgage Securities - 0.5%
Fannie Mae - 0.4%
12 month U.S. LIBOR + 1.557% 4.303% 12/1/35 (a)(b)	6,369	6,630
12 month U.S. LIBOR + 1.620% 4.342% 7/1/35 (a)(b)	5,809	6,075
12 month U.S. LIBOR + 1.655% 4.279% 8/1/37 (a)(b)	2,681	2,802
12 month U.S. LIBOR + 1.690% 4.565% 5/1/38 (a)(b)	36,958	38,463
12 month U.S. LIBOR + 1.788% 4.743% 5/1/38 (a)(b)	12,846	13,392
12 month U.S. LIBOR + 1.830% 4.719% 4/1/38 (a)(b)	18,462	19,220
12 month U.S. LIBOR + 1.853% 4.521% 8/1/38 (a)(b)	10,027	10,490
12 month U.S. LIBOR + 1.888% 4.785% 5/1/38 (a)(b)	22,080	23,069
12 month U.S. LIBOR + 2.040% 4.809% 12/1/36 (a)(b)	6,749	7,067
6 month U.S. LIBOR + 1.360% 3.569% 10/1/33 (a)(b)	38,150	39,290
3% 2/1/30	28,100	28,896
3.5% 11/1/26 to 2/1/48	3,437,719	3,568,597
4% 1/1/47 to 11/1/49	5,498,029	5,757,818
4.5% 11/1/20 to 12/1/48	7,837,214	8,308,896
5% 5/1/20 to 2/1/49	2,651,027	2,866,679
5.5% 7/1/20 to 5/1/40	2,395,336	2,674,889
6% to 6% 1/1/22 to 2/1/49	2,214,373	2,531,934
6.5% 7/1/32 to 12/1/32	101,329	115,914

TOTAL FANNIE MAE		26,020,121

Freddie Mac - 0.0%
12 month U.S. LIBOR + 1.591% 3.841% 9/1/35 (a)(b)	3,687	3,844
12 month U.S. LIBOR + 1.625% 4.315% 7/1/38 (a)(b)	24,025	24,988
12 month U.S. LIBOR + 1.625% 4.5% 6/1/38 (a)(b)	34,359	35,706
12 month U.S. LIBOR + 1.720% 4.611% 5/1/38 (a)(b)	9,801	10,210
12 month U.S. LIBOR + 1.726% 4.48% 7/1/35 (a)(b)	11,053	11,577
12 month U.S. LIBOR + 1.733% 4.518% 10/1/36 (a)(b)	26,226	27,406
12 month U.S. LIBOR + 1.733% 4.858% 2/1/37 (a)(b)	4,989	5,199
12 month U.S. LIBOR + 1.748% 4.873% 2/1/37 (a)(b)	7,628	7,954
12 month U.S. LIBOR + 1.775% 4.65% 5/1/37 (a)(b)	11,069	11,567
12 month U.S. LIBOR + 1.970% 4.608% 11/1/36 (a)(b)	4,352	4,555
12 month U.S. LIBOR + 2.055% 4.914% 12/1/36 (a)(b)	6,341	6,635
12 month U.S. LIBOR + 2.083% 5.207% 2/1/38 (a)(b)	22,712	23,787
12 month U.S. LIBOR + 2.175% 5.219% 2/1/37 (a)(b)	12,794	13,380
U.S. TREASURY 1 YEAR INDEX + 2.340% 4.691% 11/1/34 (a)(b)	14,630	15,339
3.5% 12/1/49	1,670,000	1,717,904
5% 10/1/22 to 12/1/23	164,513	170,400
5.5% 11/1/21 to 10/1/38	32,454	33,949
6% 7/1/21 to 1/1/38	140,542	159,562
7% 3/1/39	195,108	225,575
7.5% 6/1/38	206,670	239,489

TOTAL FREDDIE MAC		2,749,026

Ginnie Mae - 0.1%
6% 7/15/36	255,922	288,826
4% 2/20/48 to 9/20/49	715,235	746,411
4.5% 9/20/40 to 5/20/49	3,527,267	3,698,077
5% 12/20/34 to 5/20/48	2,804,968	3,016,427
5.5% 9/15/45 to 2/20/49	2,922,883	3,138,683

TOTAL GINNIE MAE		10,888,424

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $39,321,498)		39,657,571

Asset-Backed Securities - 7.9%
Allegro CLO Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 0.840% 2.7796% 7/25/27 (a)(b)(c)	$1,118,673	$1,117,321
Ally Auto Receivables Trust:
Series 2017-2:
Class C, 2.46% 9/15/22	745,000	747,165
Class D, 2.93% 11/15/23	200,000	201,258
Series 2019-1 Class A2, 2.85% 3/15/22	5,764,529	5,783,625
Series 2019-2 Class A2, 2.34% 6/15/22	5,000,000	5,008,755
Series 2019-3 Class A4, 1.96% 12/16/24	600,000	599,863
Ally Master Owner Trust:
Series 2018-1 Class A1:
1 month U.S. LIBOR + 0.280% 2.0454% 1/17/23 (a)(b)	8,383,000	8,395,123
2.7% 1/17/23	1,905,000	1,919,297
Series 2018-3 Class A, 1 month U.S. LIBOR + 0.320% 2.0854% 7/15/22 (a)(b)	5,000,000	5,001,170
Series 2018-4 Class A, 3.3% 7/17/23	640,000	652,726
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (c)	2,404,180	2,407,665
American Express Credit Account Master Trust:
Series 2019-1 Class A, 2.87% 10/15/24	1,749,000	1,791,359
Series 2019-3 Class B, 2.2% 4/15/25	740,000	742,511
AmeriCredit Automobile Receivables Trust:
Series 2015-3 Class D, 3.34% 8/8/21	680,000	681,369
Series 2016-1 Class C, 2.89% 1/10/22	1,166,292	1,167,914
Series 2016-3 Class D, 2.71% 9/8/22	810,000	815,052
Series 2016-4 Class D, 2.74% 12/8/22	2,320,000	2,333,854
Series 2017-1:
Class C, 2.71% 8/18/22	240,000	241,576
Class D, 3.13% 1/18/23	1,330,000	1,348,743
Series 2017-3:
Class B, 2.24% 6/19/23	395,000	395,529
Class C, 2.69% 6/19/23	420,000	423,842
Class D, 3.18% 7/18/23	1,355,000	1,377,844
Series 2018-1 Class D, 3.82% 3/18/24	1,645,000	1,707,983
Series 2018-3 Class A3, 3.38% 7/18/23	3,532,000	3,589,070
Series 2019-3:
Class A2A, 2.17% 1/18/23	3,340,000	3,343,360
Class B, 2.13% 7/18/25	985,000	984,871
Applebee's/IHOP Funding LLC Series 2019-1A Class A2I, 4.194% 6/7/49 (c)	1,360,000	1,376,429
ARI Fleet Lease Trust:
Series 2017-A Class A2, 1.91% 4/15/26 (c)	54,156	54,097
Series 2018-A Class A2, 2.55% 10/15/26 (c)	441,323	442,138
Ascentium Equipment Receivables LLC:
Series 2017-1A Class A3, 2.29% 6/10/21 (c)	163,976	164,107
Series 2018-1A Class A2, 2.92% 12/10/20 (c)	99,839	99,962
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2014-2A Class A, 2.5% 2/20/21 (c)	1,342,500	1,342,952
Series 2015-2A Class A, 2.63% 12/20/21 (c)	890,000	893,459
Series 2016-1A Class A, 2.99% 6/20/22 (c)	610,000	616,344
Series 2017-1A Class B, 3.41% 9/20/23 (c)	540,000	550,639
Series 2017-2A Class A, 2.97% 3/20/24 (c)	905,000	923,233
Series 2019-1A Class B, 3.7% 3/20/23 (c)	245,000	250,301
Series 2019-2A Class A, 3.35% 9/22/25 (c)	650,000	675,676
Babson CLO Ltd. Series 2013-IA Class AR, 3 month U.S. LIBOR + 0.800% 2.7659% 1/20/28 (a)(b)(c)	1,525,000	1,522,098
Bank of The West Auto Trust Series 2019-1 Class A2, 2.4% 10/17/22 (c)	1,361,000	1,363,846
Barclays Dryrock Issuance Trust Series 2019-1 Class A, 1.96% 5/15/25	3,210,000	3,211,568
Bayview Opportunity Master Fund Trust:
Series 2017-RT3 Class A, 3.5% 1/28/58 (a)(c)	1,195,734	1,216,698
Series 2017-SPL4 Class A, 3.5% 1/28/55 (c)	358,591	364,270
Bayview Opportunity Master Funding Trust Series 2017-SPL5 Class A, 3.5% 6/28/57 (c)	1,025,816	1,042,993
BlueMountain CLO Ltd. Series 2015-2A Class A1R, 3 month U.S. LIBOR + 0.930% 2.9333% 7/18/27 (a)(b)(c)	1,595,000	1,593,815
BMW Floorplan Master Owner Trust Series 2018-1 Class A2, 1 month U.S. LIBOR + 0.320% 2.0854% 5/15/23 (a)(b)(c)	6,174,000	6,175,838
BMW Vehicle Lease Trust:
Series 2018-1 Class A2, 2.97% 12/21/20	2,594,658	2,600,481
Series 2019-1 Class A2, 2.79% 3/22/21	4,576,684	4,590,452
BRE Grand Islander Timeshare Issuer Series 2019-A Class A, 3.28% 9/26/33 (c)	332,792	340,553
Canadian Pacer Auto Receivables Trust:
Series 2018-2A Class A2B, 1 month U.S. LIBOR + 0.180% 1.9133% 6/21/21 (a)(b)(c)	2,491,564	2,490,652
Series 2019-1A Class A2, 2.78% 3/21/22 (c)	3,742,839	3,755,434
Capital Auto Receivables Asset Trust:
Series 2017-1:
Class B, 2.43% 5/20/22 (c)	145,000	145,490
Class C, 2.7% 9/20/22 (c)	235,000	237,007
Series 2018-2:
Class B, 3.48% 10/20/23 (c)	370,000	374,702
Class C, 3.69% 12/20/23 (c)	460,000	466,908
Capital One Multi-Asset Execution Trust:
Series 2016-16 Class A2, 1 month U.S. LIBOR + 0.630% 2.3954% 2/15/24 (a)(b)	13,275,000	13,362,407
Series 2019-A2 Class A2, 1.72% 8/15/24	1,790,000	1,783,889
Capital One Prime Auto Receivables Trust Series 2019-1 Class A2, 2.58% 4/15/22	8,775,000	8,805,517
Carlyle Global Market Strategies Series 2015-3A Class A1R, 3 month U.S. LIBOR + 1.000% 2.9356% 7/28/28 (a)(b)(c)	1,615,000	1,613,798
CarMax Auto Owner Trust:
Series 2015-4 Class D, 3% 5/16/22	235,000	235,079
Series 2017-4 Class C, 2.7% 10/16/23	205,000	206,157
Series 2018-3 Class A2A, 2.88% 10/15/21	1,963,622	1,968,191
Series 2018-4 Class A2B, 1 month U.S. LIBOR + 0.200% 1.9654% 2/15/22 (a)(b)	3,000,126	3,000,127
Series 2019-1 Class A2A, 3.02% 7/15/22	3,779,310	3,797,906
Series 2019-2 Class A2A, 2.69% 7/15/22	3,000,000	3,011,998
Series 2019-4 Class A2A, 2.01% 3/15/23	1,291,000	1,291,003
Chesapeake Funding II LLC:
Series 2017-2A Class A2, 1 month U.S. LIBOR + 0.450% 2.2154% 5/15/29 (a)(b)(c)	3,667,741	3,670,620
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.340% 2.1054% 11/15/29 (a)(b)(c)	1,774,766	1,773,430
Series 2018-3A Class A2, 1 month U.S. LIBOR + 0.480% 2.2454% 1/15/31 (a)(b)(c)	2,303,158	2,304,526
Series 2019-1A Class A1, 2.94% 4/15/31 (c)	3,378,599	3,420,818
Citibank Credit Card Issuance Trust Series 2017-A4 Class A4, 1 month U.S. LIBOR + 0.220% 1.9899% 4/7/22 (a)(b)	10,000,000	10,005,371
CNH Equipment Trust:
Series 2018-A Class B, 3.47% 10/15/25	380,000	390,338
Series 2019-A Class A2, 2.96% 5/16/22	3,429,868	3,444,691
Series 2019-B Class A2, 2.55% 9/15/22	7,000,000	7,026,196
Series 2019-C Class A2, 1.99% 3/15/23	1,322,000	1,321,779
Cole Park CLO Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 1.050% 3.0159% 10/20/28 (a)(b)(c)	1,610,000	1,609,259
Dell Equipment Finance Trust:
Series 2018-1 Class A2B, 1 month U.S. LIBOR + 0.300% 2.0156% 10/22/20 (a)(b)(c)	2,572,294	2,575,190
Series 2018-2 Class A2 3.16% 2/22/21 (c)	2,855,669	2,869,064
Series 2019-1 Class A2, 2.78% 8/23/21 (c)	4,000,000	4,018,604
Series 2019-2:
Class A2, 1.95% 12/22/21 (c)	4,210,000	4,206,785
Class A3, 1.91% 10/22/24 (c)	1,714,000	1,710,052
Discover Card Master Trust:
Series 2018-A5 Class A5, 3.32% 3/15/24	5,000,000	5,129,771
Series 2019-A2 Class A, 1 month U.S. LIBOR + 0.270% 2.0354% 12/15/23 (a)(b)	10,000,000	10,007,904
DLL Securitization Trust:
Series 2019-MA2 Class A2, 2.27% 5/20/22 (c)	3,921,000	3,924,908
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (c)	4,210,000	4,209,584
Class A3, 2.08% 2/21/23 (c)	1,639,000	1,637,706
Drive Auto Receivables Trust Series 2019-4 Class A2A, 2.32% 6/15/22	2,710,000	2,713,705
DT Auto Owner Trust:
Series 2019-3A Class A, 2.55% 8/15/22 (c)	2,732,933	2,739,576
Series 2019-4A Class A, 2.17% 5/15/23 (c)	3,914,183	3,916,062
Elara HGV Timeshare Issuer LLC:
Series 2014-A Class A, 2.53% 2/25/27 (c)	62,845	62,852
Series 2017-A Class A, 2.69% 3/25/30 (c)	215,730	217,589
Ellington Financial Mortgage Trust Series 2019-2 Class A1, 2.739% 11/25/59 (c)	677,145	676,312
Enterprise Fleet Financing LLC:
Series 2017-1 Class A2, 2.13% 7/20/22 (c)	44,965	44,969
Series 2017-2 Class A2, 1.97% 1/20/23 (c)	111,878	111,826
Series 2017-3 Class A2, 2.13% 5/22/23 (c)	578,088	577,950
Series 2018-1 Class A2, 2.87% 10/20/23 (c)	342,157	343,736
Series 2018-2 Class A2, 3.14% 2/20/24 (c)	675,851	681,279
Series 2019-1 Class A2, 2.98% 10/22/24 (c)	3,312,000	3,346,179
Series 2019-3 Class A2, 2.06% 5/20/25 (c)	855,000	855,376
Fifth Third Auto Trust Series 2019-1 Class A2A, 2.66% 5/16/22	4,629,204	4,642,688
Ford Credit Auto Lease Trust:
Series 2017-B Class A4, 2.17% 2/15/21	545,000	545,093
Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.350% 1.9854% 12/15/20 (a)(b)	461,651	461,654
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.200% 1.9254% 4/15/21 (a)(b)	3,606,767	3,606,313
Series 2019-B Class A2A, 2.28% 2/15/22	3,372,000	3,378,192
Ford Credit Floorplan Master Owner Trust:
Series 2015-2 Class A2, 1 month U.S. LIBOR + 0.570% 2.3354% 1/15/22 (a)(b)	7,054,000	7,057,006
Series 2017-1 Class A2, 1 month U.S. LIBOR + 0.420% 2.1854% 5/15/22 (a)(b)	10,000,000	10,007,962
Series 2017-2:
Class A2, 1 month U.S. LIBOR + 0.350% 2.1154% 9/15/22 (a)(b)	10,000,000	10,005,949
Class B, 2.34% 9/15/22	1,345,000	1,347,139
GM Financial Automobile Leasing Trust:
Series 2017-3 Class C, 2.73% 9/20/21	300,000	300,444
Series 2018-2 Class C, 3.5% 4/20/22	470,000	474,833
Series 2018-3 Class A2B, 1 month U.S. LIBOR + 0.170% 1.8936% 9/21/20 (a)(b)	1,664,227	1,664,334
Series 2019-1:
Class A2A, 2.91% 4/20/21	4,106,871	4,120,573
Class C, 3.56% 12/20/22	835,000	848,108
3.11% 12/20/21	435,000	437,410
GM Financial Securitized Auto Receivables Trust Series 2017-3A Class C, 2.52% 3/16/23 (c)	245,000	245,972
GM Financial Securitized Term Auto Receivables Trust:
Series 2018-2 Class A2B, 1 month U.S. LIBOR + 0.120% 1.8925% 5/17/21 (a)(b)	1,568,026	1,567,772
Series 2018-4 Class A2, 2.93% 11/16/21	1,156,861	1,159,462
Series 2019-1 Class A2, 2.99% 3/16/22	2,258,336	2,264,857
GMF Floorplan Owner Revolving Trust:
Series 2017-1:
Class A2, 1 month U.S. LIBOR + 0.570% 2.3354% 1/18/22 (a)(b)(c)	10,000,000	10,004,270
Class C, 2.97% 1/18/22 (c)	575,000	575,483
Series 2017-2 Class A2, 1 month U.S. LIBOR + 0.430% 2.1954% 7/15/22 (a)(b)(c)	10,000,000	10,008,695
Series 2018-4 Class A1, 3.5% 9/15/23 (c)	2,850,000	2,922,396
Series 2019-1 Class A, 2.7% 4/15/24 (c)	710,000	719,595
Golub Capital Partners CLO 39B LLC Series 2018-39A Class A1, 3 month U.S. LIBOR + 1.150% 3.1159% 10/20/28 (a)(b)(c)	930,000	929,583
GreatAmerica Leasing Receivables Funding LLC:
Series 2017-1 Class A3, 2.06% 6/22/20 (c)	3,201	3,201
2.6% 6/15/21 (c)	363,749	364,622
Hardee's Funding LLC / Carl's Jr. Funding LLC Series 2018-1A Class AI, 4.25% 6/20/48 (c)	933,710	942,925
Hilton Grand Vacations Trust:
Series 2014-AA Class A, 1.77% 11/25/26 (c)	98,027	97,752
Series 2017-AA:
Class A, 2.66% 12/26/28 (c)	111,390	111,699
Class B, 2.96% 12/26/28 (a)(c)	76,444	76,554
Honda Auto Receivables Owner Trust Series 2019-2 Class A2, 2.57% 12/21/21	5,000,000	5,018,868
Hyundai Auto Lease Securitization Trust Series 2019-A Class A2, 2.92% 7/15/21 (c)	6,088,885	6,118,218
Hyundai Auto Receivables Trust:
Series 2017-A Class B, 2.38% 4/17/23	340,000	341,134
Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.120% 1.8854% 4/15/21 (a)(b)	1,666,069	1,665,720
Series 2019-A:
Class A2, 2.67% 12/15/21	5,000,000	5,017,012
Class B, 2.94% 5/15/25	635,000	646,429
Series 2019-B:
Class A2, 1.93% 7/15/22	5,000,000	4,998,992
Class A3, 1.94% 2/15/24	3,090,000	3,094,777
John Deere Owner Trust:
Series 2018-B Class A2, 2.83% 4/15/21	1,839,307	1,841,871
Series 2019-A Class A2, 2.85% 12/15/21	4,299,827	4,314,133
Series 2019-B Class A2, 2.28% 5/16/22	4,073,000	4,082,265
KKR Finanical CLO Ltd. Series 13 Class A1R, 3 month U.S. LIBOR + 0.800% 2.8009% 1/16/28 (a)(b)(c)	1,620,000	1,609,574
Kubota Credit Owner Trust Series 2019-1A Class A3, 2.46% 10/16/23 (c)	2,870,000	2,898,229
Madison Park Funding Ltd. Series 2015-18A Class A1R, 3 month U.S. LIBOR + 1.190% 3.1559% 10/21/30 (a)(b)(c)	1,165,000	1,163,512
Magnetite CLO Ltd. Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 2.8033% 1/18/28 (a)(b)(c)	2,045,000	2,039,975
Mercedes-Benz Auto Lease Trust:
Series 2019-A:
Class A2, 3.01% 2/16/21	3,945,919	3,956,638
Class A3, 3.1% 11/15/21	2,592,000	2,617,185
Series 2019-B Class A3, 2% 10/17/22	2,416,000	2,423,343
Mercedes-Benz Auto Receivables Trust Series 2019-1 Class A2A, 2.04% 6/15/22	10,000,000	10,014,776
Mercedes-Benz Master Owner Trust Series 2017-BA Class A, 1 month U.S. LIBOR + 0.420% 2.1854% 5/16/22 (a)(b)(c)	10,000,000	10,007,929
MMAF Equipment Finance LLC:
Series 2017-AA Class A3, 2.04% 2/16/22 (c)	192,437	192,390
Series 2019-B Class A2, 2.07% 10/12/22 (c)	2,712,000	2,713,895
MVW Owner Trust:
Series 2013-1A Class A, 2.15% 4/22/30 (c)	30,370	30,355
Series 2014-1A Class A, 2.25% 9/22/31 (c)	111,657	111,546
Series 2015-1A Class A, 2.52% 12/20/32 (c)	267,654	267,666
Series 2017-1A:
Class A, 2.42% 12/20/34 (c)	783,916	787,380
Class B, 2.75% 12/20/34 (c)	46,113	46,202
Class C, 2.99% 12/20/34 (c)	110,671	110,452
Navient Private Education Refi Loan Trust Series 2018-A Class A1, 2.53% 2/18/42 (c)	298,311	298,561
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.008% 7/26/66 (a)(b)(c)	420,434	420,434
Class A2, 1 month U.S. LIBOR + 0.600% 2.308% 7/26/66 (a)(b)(c)	6,820,000	6,824,211
Series 2017-4A Class A1, 1 month U.S. LIBOR + 0.240% 1.948% 9/27/66 (a)(b)(c)	361,276	361,146
Series 2017-A Class A2A, 2.88% 12/16/58 (c)	2,005,000	2,020,406
Series 2018-4A Class A1, 1 month U.S. LIBOR + 0.250% 1.958% 6/27/67 (a)(b)(c)	3,565,423	3,559,063
Series 2019-2A Class A1, 1 month U.S. LIBOR + 0.270% 1.978% 2/27/68 (a)(b)(c)	643,665	643,193
Series 2019-CA Class A1, 2.82% 2/15/68 (c)	1,019,436	1,023,189
Series 2019-EA Class A1, 2.39% 5/15/68 (c)	1,668,230	1,673,958
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.338% 9/25/23 (a)(b)(c)	4,181,000	4,185,878
Nelnet Student Loan Trust Series 2005-4 Class A4, 3 month U.S. LIBOR + 0.180% 2.3389% 3/22/32 (a)(b)	795,348	766,106
Neuberger Berman CLO Ltd. Series 2017-16SA Class A, 3 month U.S. LIBOR + 0.850% 2.8509% 1/15/28 (a)(b)(c)	915,000	913,354
Neuberger Berman CLO XIX Ltd. Series 2015-19A Class A1R2, 3 month U.S. LIBOR + 0.800% 2.8009% 7/15/27 (a)(b)(c)	1,590,000	1,587,245
New Residential Mortgage Loan Trust Series 2019-NQM3:
Class A1, 2.8018% 7/25/49 (c)	1,217,201	1,220,426
Class A3, 3.0864% 7/25/49 (c)	482,287	483,035
Nissan Auto Lease Trust Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.210% 1.9154% 2/16/21 (a)(b)	2,827,835	2,827,331
Nissan Master Owner Trust Receivables:
Series 2017-B Class A, 1 month U.S. LIBOR + 0.430% 2.1954% 4/18/22 (a)(b)	10,700,000	10,707,382
Series 2017-C Class A, 1 month U.S. LIBOR + 0.320% 2.0854% 10/17/22 (a)(b)	5,000,000	5,001,930
Series 2019-B Class A, 1 month U.S. LIBOR + 0.430% 2.19% 11/15/23 (a)(b)	1,835,000	1,835,079
OCP CLO Ltd.:
Series 2014-7A Class A1RR, 3 month U.S. LIBOR + 1.120% 3.0859% 7/20/29 (a)(b)(c)	2,530,000	2,522,423
Series 2015-10A Class A1R, 3 month U.S. LIBOR + 0.820% 2.7556% 10/26/27 (a)(b)(c)	1,385,000	1,383,294
OZLM Ltd. Series 2014-8A Class RR, 3 month U.S. LIBOR + 1.170% 3.1721% 10/17/29 (a)(b)(c)	1,015,000	1,013,471
Planet Fitness Master Issuer LLC Series 2018-1A Class A2I, 4.262% 9/5/48 (c)	1,183,050	1,206,119
Santander Drive Auto Receivables Trust:
Series 2015-3 Class D, 3.49% 5/17/21	534,133	534,447
Series 2015-4 Class D, 3.53% 8/16/21	352,259	352,937
Series 2015-5 Class D, 3.65% 12/15/21	446,375	447,835
Series 2016-1 Class D, 4.02% 4/15/22	635,000	640,134
Series 2017-1 Class C, 2.58% 5/16/22	75,554	75,629
Series 2018-1 Class C, 2.96% 3/15/24	250,000	251,506
Series 2018-2 Class C, 3.35% 7/17/23	400,000	403,952
Series 2018-4 Class B, 3.27% 1/17/23	665,000	668,109
Series 2018-5 Class B, 3.52% 12/15/22	790,000	795,237
Series 2019-1:
Class B, 3.21% 9/15/23	375,000	378,456
Class C, 3.42% 4/15/25	2,620,000	2,667,434
Series 2019-2 Class B, 2.79% 1/16/24	535,000	539,475
Santander Retail Auto Lease Trust:
Series 2017-A Class C, 2.96% 11/21/22 (c)	325,000	326,527
Series 2019-A:
Class A2, 2.72% 1/20/22 (c)	2,925,668	2,942,386
Class B, 3.01% 5/22/23 (c)	700,000	709,067
Series 2019-B:
Class A2A, 2.29% 4/20/22 (c)	5,000,000	5,014,267
Class C, 2.77% 8/21/23 (c)	690,000	694,751
Series 2019-C:
Class A2A, 1.89% 9/20/22 (c)	5,000,000	4,992,029
Class B, 2.17% 11/20/23 (c)	495,000	492,707
Class C, 2.39% 11/20/23 (c)	830,000	825,935
SBA Tower Trust:
Series 2019-1 2.836% 1/15/50 (c)	990,000	1,001,363
2.877% 7/15/46 (c)	370,000	371,196
3.168% 4/9/47 (c)	915,000	925,252
Securitized Term Auto Receivables Trust Series 2019-1A Class A2, 2.862% 5/25/21 (c)	2,510,899	2,517,539
SG Residential Mortgage Trust Series 2019-3 Class A2, 2.877% 9/25/59 (c)	1,230,581	1,230,039
Sierra Receivables Funding Co. LLC:
Series 2016-2A Class A, 2.33% 7/20/33 (c)	88,634	88,465
Series 2019-1A Class A, 3.2% 1/20/36 (c)	387,657	392,341
Series 2019-2A Class A, 2.59% 5/20/36 (c)	2,543,951	2,553,708
Sierra Timeshare Receivables Funding Co. LLC:
Series 2015-2A Class 2, 2.43% 6/20/32 (c)	121,656	121,587
Series 2015-3A Class A, 2.58% 9/20/32 (c)	124,606	124,600
Series 2017-1A Class A, 2.91% 3/20/34 (c)	84,133	84,883
Sierra Timeshare Receivables Funding LLC Series 2019-3A Class A, 2.34% 8/15/36 (c)	628,741	628,964
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.5885% 12/15/27 (a)(b)(c)	3,592,797	3,592,756
Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 2.6685% 12/15/25 (a)(b)(c)	1,813,389	1,811,712
Series 2007-7 Class A4, 3 month U.S. LIBOR + 0.330% 2.2696% 1/25/22 (a)(b)	641,625	623,996
Series 2008-1 Class A4, 3 month U.S. LIBOR + 0.650% 2.5896% 1/25/22 (a)(b)	1,474,874	1,446,848
Series 2008-5 Class A4, 3 month U.S. LIBOR + 1.700% 3.6396% 7/25/23 (a)(b)	195,441	197,043
Series 2008-9 Class A, 3 month U.S. LIBOR + 1.500% 3.4396% 4/25/23 (a)(b)	141,669	142,376
Series 2010-1 Class A, 1 month U.S. LIBOR + 0.400% 2.108% 3/25/25 (a)(b)	911,788	881,042
SMB Private Education Loan Trust:
Series 2014-A Class A3, 1 month U.S. LIBOR + 1.500% 3.2654% 4/15/32 (a)(b)(c)	1,400,000	1,412,349
Series 2015-A Class A2B, 1 month U.S. LIBOR + 1.000% 2.7654% 6/15/27 (a)(b)(c)	276,147	276,745
Series 2016-C Class A2B, 1 month U.S. LIBOR + 1.100% 2.8654% 9/15/34 (a)(b)(c)	1,142,309	1,147,799
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.720% 2.4854% 1/15/37 (a)(b)(c)	1,900,000	1,891,199
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (c)	3,728,431	3,737,152
Synchrony Card Issuance Trust Series 2019-A2 Class A, 2.34% 6/15/25	1,890,000	1,905,328
Synchrony Credit Card Master Note Trust:
Series 2015-1 Class B, 2.64% 3/15/23	550,000	550,278
Series 2015-4 Class B, 2.62% 9/15/23	435,000	435,729
Series 2018-1 Class C, 3.36% 3/15/24	955,000	961,922
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (c)	7,000,000	6,999,301
Towd Point Mortgage Trust:
Series 2017-1 Class A1, 2.75% 10/25/56 (a)(c)	652,463	655,167
Series 2017-4 Class A1, 2.75% 6/25/57 (c)	318,271	321,242
Series 2017-6 Class A1, 2.75% 10/25/57 (c)	1,712,289	1,726,143
Series 2018-1 Class A1, 3% 1/25/58 (c)	347,163	350,838
Series 2018-2 Class A1, 3.25% 3/25/58 (c)	1,691,062	1,717,487
Series 2018-5 Class A1A, 3.25% 7/25/58 (a)(c)	1,593,797	1,624,881
Toyota Auto Receivables Owner Trust Series 2018-C Class A2B, 1 month U.S. LIBOR + 1.200% 1.8854% 8/16/21 (a)(b)	3,476,833	3,475,881
Verizon Owner Trust:
Series 2016-2A Class C, 2.36% 5/20/21 (c)	600,000	600,146
Series 2017-1A:
Class A, 2.06% 9/20/21 (c)	1,518,125	1,517,991
Class C, 2.65% 9/20/21 (c)	315,000	315,783
Series 2017-3A:
Class A1A, 2.06% 4/20/22 (c)	3,833,337	3,835,235
Class C, 2.53% 4/20/22 (c)	700,000	701,667
Series 2018-1A:
Class A1B, 1 month U.S. LIBOR + 0.260% 1.9836% 9/20/22 (a)(b)(c)	6,210,000	6,211,223
Class C, 3.2% 9/20/22 (c)	970,000	983,795
Series 2018-A:
Class A1A, 3.23% 4/20/23	5,132,000	5,221,009
Class A1B, 1 month U.S. LIBOR + 0.240% 1.9636% 4/20/23 (a)(b)	4,000,000	3,998,027
Series 2019-B Class A1A, 2.33% 12/20/23	955,000	963,114
Volkswagen Auto Lease Trust Series 2019-A Class A2A, 2% 3/21/22	8,140,000	8,145,251
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A2B, 1 month U.S. LIBOR + 0.180% 1.9036% 7/20/21 (a)(b)	2,401,269	2,401,309
Volvo Financial Equipment LLC:
Series 2019-1A Class A2, 2.9% 11/15/21 (c)	3,600,000	3,614,930
Series 2019-2A Class A3, 2.04% 11/15/23 (c)	2,435,000	2,434,706
Volvo Financial Equipment Master Owner Trust:
Series 2017-A Class A, 1 month U.S. LIBOR + 0.500% 2.2654% 11/15/22 (a)(b)(c)	7,547,000	7,558,783
Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 2.2854% 7/17/23 (a)(b)(c)	5,080,000	5,098,535
Wheels SPV LLC 1.88% 4/20/26 (c)	82,084	82,064
World Omni Auto Receivables Trust:
Series 2018-A Class A2, 2.19% 5/17/21	361,928	361,949
Series 2018-D Class A2B, 1 month U.S. LIBOR + 0.140% 1.9054% 4/15/22 (a)(b)	2,756,906	2,756,796
Series 2019-B Class A2, 2.63% 6/15/22	7,000,000	7,026,475
Series 2019-C Class C, 2.4% 6/15/26	895,000	897,091
World Omni Automobile Lease Securitization Trust:
Series 2018-A Class B, 3.06% 5/15/23	280,000	281,900
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.180% 1.9454% 6/15/21 (a)(b)	3,126,433	3,125,661
Series 2019-A Class A3, 2.94% 5/16/22	2,284,000	2,314,609
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	5,250,000	5,249,883
TOTAL ASSET-BACKED SECURITIES
(Cost $579,950,531)		581,157,205

Collateralized Mortgage Obligations - 1.1%
Private Sponsor - 1.0%
Angel Oak Mortgage Trust:
sequential payer Series 2019-2 Class A1, 3.628% 3/25/49 (c)	837,198	849,869
Series 2019-2 Class M1, 4.065% 3/25/49 (c)	545,000	560,060
COLT Funding LLC sequential payer:
Series 2018-1:
Class A1, 2.93% 2/25/48 (c)	108,981	108,701
Class A3, 3.084% 2/25/48 (c)	38,752	38,651
Series 2018-2:
Class A1, 3.47% 7/27/48 (c)	718,166	718,479
Class A2, 3.542% 7/27/48 (c)	347,862	348,114
Series 2018-3 Class A2, 3.763% 10/26/48 (c)	252,367	253,883
Series 2018-4 Class A1, 4.006% 12/28/48 (c)	682,279	687,128
Series 2019-2 Class A1, 3.337% 5/25/49 (c)	525,205	527,880
Series 2019-3 Class A1, 2.764% 8/25/49 (c)	2,286,835	2,295,681
COMM Mortgage Trust Series 2016-CR28 Class A1, 1.77% 2/10/49	63,423	63,256
Connecticut Avenue Securities Trust floater Series 2019-R06 Class 2M1, 1 month U.S. LIBOR + 0.750% 2.458% 9/25/39 (a)(b)(c)	723,705	723,804
Deephaven Residential Mortgage Trust:
Series 2017-1A Class A3, 3.485% 12/26/46 (a)(c)	65,700	65,921
Series 2017-3A:
Class A1, 2.577% 10/25/47 (a)(c)	340,475	339,744
Class A2, 2.711% 10/25/47 (a)(c)	28,373	28,303
Class A3, 2.813% 10/25/47 (a)(c)	27,022	26,955
Series 2018-1A Class A1, 2.976% 12/25/57 (a)(c)	311,713	310,767
Series 2018-2A Class A1, 3.479% 4/25/58 (c)	575,212	575,697
Series 2018-3A Class A3, 3.963% 8/25/58 (c)	62,772	63,134
Series 2019-1A Class A1, 3.743% 1/25/59 (c)	951,097	959,669
Series 2019-2A:
Class A3, 3.763% 4/25/59 (c)	592,743	601,035
Class M1, 3.921% 4/25/59 (c)	380,000	388,469
Fannie Mae Series 2017-90 Class KA, 3% 11/25/47	950,880	979,319
Fannie Mae CAS floater Series 2019-R04 Class 2M1, 1 month U.S. LIBOR + 0.750% 2.458% 6/25/39 (a)(b)(c)	600,679	601,161
Freddie Mac:
planned amortization class Series 3713 Class PA, 2% 2/15/40	642,087	639,821
Series 4448 Class JA, 4% 11/15/36	104,091	107,174
Freddie Mac STACR floater Series 2019-DNA3 Class M1, 1 month U.S. LIBOR + 0.730% 2.438% 7/25/49 (a)(b)(c)	665,125	665,124
Freddie Mac STACR REMIC Trust floater Series 2019-HQA4 Class M1, 1 month U.S. LIBOR + 0.770% 2.5354% 11/25/49 (a)(b)(c)	610,000	609,999
Freddie Mac STACR Trust floater:
Series 2018-DNA2 Class M1, 1 month U.S. LIBOR + 0.800% 2.508% 12/25/30 (a)(b)(c)	1,281,683	1,282,794
Series 2018-HRP2:
Class M1, 1 month U.S. LIBOR + 0.850% 2.558% 2/25/47 (a)(b)(c)	88,471	88,471
Class M2, 1 month U.S. LIBOR + 1.250% 2.958% 2/25/47 (a)(b)(c)	700,000	701,400
Series 2019-HRP1 Class M2, 1 month U.S. LIBOR + 1.400% 3.108% 2/25/49 (a)(b)(c)	630,000	631,769
Freddie Mac Whole Loan Securities Trust:
Series 2016-SC02 Class M1, 3.6052% 10/25/46 (a)	1,362,801	1,376,619
Series 2017-SC02 Class M1, 3.8309% 5/25/47 (a)(c)	154,092	156,001
Series 2017-SPI1 Class M1, 3.9801% 9/25/47 (a)(c)	60,193	60,500
Series 2018-SPI2 Class M1, 3.8143% 5/25/48 (a)(c)	285,106	286,950
Galton Funding Mortgage Trust sequential payer Series 2019-H1 Class M1, 3.339% 10/25/59 (c)	600,000	600,007
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities floater Series 2018-122 Class FE, 1 month U.S. LIBOR + 0.300% 2.0236% 9/20/48 (a)(b)	186,726	185,594
GMRF Mortgage Acquisition Co., LLC:
Series 2018-1 Class A33, 3.5% 11/25/57 (c)	544,698	548,530
Series 2019-1 Class A32, 4% 2/25/59 (c)	467,940	478,987
Series 2019-2 Class A42, 3.5% 6/25/59 (c)	1,349,428	1,349,990
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.3595% 8/25/60 (a)(b)(c)	1,686,599	1,683,634
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 2.4529% 7/25/44 (a)(c)	73,008	72,736
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.4209% 10/15/54 (a)(b)(c)	2,295,038	2,293,932
Homeward Opportunities Fund I Trust sequential payer:
Series 2019-1:
Class A1, 3.454% 1/25/59 (c)	1,130,663	1,143,183
Class A3, 3.606% 1/25/59 (c)	711,472	720,176
Series 2019-3 Class A1, 2.675% 11/25/59 (c)	1,145,000	1,142,400
Homeward Opportunities Fund Trust sequential payer Series 2018-1:
Class A1, 3.766% 6/25/48 (c)	641,640	649,842
Class A2, 3.897% 6/25/48 (c)	513,950	520,869
Lanark Master Issuer PLC floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.6873% 12/22/69 (a)(b)(c)	1,293,933	1,295,914
Metlife Securitization Trust Series 2017-1A Class A, 3% 4/25/55 (c)	446,544	451,468
Mill City Mortgage Loan Trust:
Series 2016-1 Class A1, 2.5% 4/25/57 (c)	114,535	114,643
Series 2017-2 Class A1, 2.75% 7/25/59 (c)	572,952	575,987
New Residential Mortgage Loan Trust:
sequential payer Series 2019-NQM5 Class A1, 2.7099% 11/25/59 (c)	1,295,000	1,298,145
Series 2018-NQM1 Class A1, 3.986% 11/25/48 (c)	1,107,185	1,121,750
OBX Trust floater Series 2019-EXP3 Class 2A1, 1 month U.S. LIBOR + 0.900% 2.608% 10/25/59 (a)(b)(c)	1,521,503	1,516,813
Onslow Bay Financial LLC:
floater Series 2019-EXP2 Class 2A2, 1 month U.S. LIBOR + 1.200% 2.908% 6/25/59 (a)(b)(c)	1,337,038	1,308,725
floater sequential payer Series 2019-EXP2 Class 2A1A, 1 month U.S. LIBOR + 1.000% 2.608% 6/25/59 (a)(b)(c)	814,521	804,501
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.3661% 7/15/58 (a)(b)(c)	6,992,000	6,992,280
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.5361% 7/15/58 (a)(b)(c)	896,000	896,216
Sequoia Mortgage Trust:
sequential payer:
Series 2018-CH1 Class A11, 3.5% 2/25/48 (c)	796,082	805,385
Series 2018-CH2 Class A3, 4% 6/25/48 (c)	1,219,926	1,243,256
Series 2018-CH3 Class A19, 4.5% 8/25/48 (c)	282,607	296,552
Series 2018-CH4 Class A2, 4% 10/25/48 (c)	462,412	482,568
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.5359% 1/21/70 (a)(b)(c)	4,588,725	4,582,480
Starvest Emerging Markets Cbo sequential payer Series 2019-IMC1 Class A1, 3.468% 2/25/49 (c)	559,053	563,317
Starwood Mortgage Residential Trust:
sequential payer Series 2019-INV1:
Class A1, 2.61% 8/25/49 (c)	189,146	188,328
Class A3, 2.916% 8/25/49 (c)	455,890	453,927
Series 2019-1:
Class A1, 2.941% 6/25/49 (c)	1,031,958	1,028,980
Class A3, 3.299% 6/25/49 (c)	707,500	705,568
Towd Point Mortgage Trust:
Series 2015-4 Class A1B, 2.75% 4/25/55 (c)	279,226	279,534
Series 2015-5 Class A1B, 2.75% 5/25/55 (c)	294,866	295,646
Series 2016-1:
Class A1B, 2.75% 2/25/55 (c)	162,856	163,025
Class A3B, 3% 2/25/55 (c)	236,620	237,629
Series 2016-2 Class A1A, 2.75% 8/25/55 (c)	221,434	222,666
Series 2016-3 Class A1, 2.25% 4/25/56 (c)	53,307	53,149
Series 2017-2 Class A1, 2.75% 4/25/57 (a)(c)	410,643	412,579
Series 2017-3 Class A1, 2.75% 7/25/57 (a)(c)	907,808	913,157
Verus Securitization Trust:
sequential payer:
Series 2018-3 Class A1, 4.108% 10/25/58 (c)	1,024,730	1,032,751
Series 2019-1 Class A1, 3.836% 2/25/59 (c)	1,057,301	1,064,980
Series 2019-2 Class A1, 3.211% 5/25/59 (c)	808,494	810,693
Series 2019-INV3 Class A3, 3.1% 11/25/59 (c)	745,000	744,248
Series 2018-2:
Class A1, 3.677% 6/1/58 (c)	771,382	774,135
Class A2, 3.779% 6/1/58 (c)	207,789	208,526
Class A3, 3.83% 6/1/58 (c)	130,936	131,398
Series 2019-3 Class A3, 3.04% 7/25/59 (c)	1,442,517	1,443,513
Series 2019-4 Class A3, 3% 11/25/59 (c)	1,845,103	1,840,382
Series 2019-INV1:
Class A1, 3.402% 12/25/59 (a)(c)	640,845	645,849
Class M1, 4.034% 12/25/59 (c)	195,000	200,622
Series 2019-INV2:
Class A1, 2.913% 7/25/59 (c)	1,626,780	1,640,027
Class A2, 3.117% 7/25/59 (c)	976,068	982,656

TOTAL PRIVATE SPONSOR		70,936,150

U.S. Government Agency - 0.1%
Fannie Mae Series 2018-44 Class PC, 4% 6/25/44	1,459,039	1,488,211
Fannie Mae Connecticut Avenue Securities floater:
Series 19-R05 Class 1M1, 1 month U.S. LIBOR + 0.750% 2.458% 7/25/39 (a)(b)(c)	874,851	874,851
Series 2017-C01 Class 1M1, 1 month U.S. LIBOR + 1.300% 3.008% 7/25/29 (a)(b)	150,664	150,907
Series 2017-C02 Class 2ED3, 1 month U.S. LIBOR + 1.350% 3.058% 9/25/29 (a)(b)	1,485,000	1,486,875
Series 2017-C02, Class 2M1, 1 month U.S. LIBOR + 1.150% 2.858% 9/25/29 (a)(b)	246,227	246,500
Series 2017-C03 Class 1M1, 1 month U.S. LIBOR + 0.950% 2.658% 10/25/29 (a)(b)	510,466	511,164
Series 2017-C04 Class 2M1, 1 month U.S. LIBOR + 0.850% 2.558% 11/25/29 (a)(b)	285,104	285,200
Series 2017-C05 Class 1M1, 1 month U.S. LIBOR + 0.550% 2.258% 1/25/30 (a)(b)	113,711	113,689
Series 2017-C06 Class 1M1, 1 month U.S. LIBOR + 0.750% 2.458% 2/25/30 (a)(b)	161,699	161,699
Series 2018-C02 Class 2M1, 1 month U.S. LIBOR + 0.650% 2.358% 8/25/30 (a)(b)	23,940	23,940
Series 2018-C03 Class 1M1, 1 month U.S. LIBOR + 0.680% 2.388% 10/25/30 (a)(b)	622,579	622,781
FHLMC Structured Agency Credit Risk Debt Notes floater:
Series 2017-DNA1 Class M1, 1 month U.S. LIBOR + 1.200% 2.908% 7/25/29 (a)(b)	287,440	288,252
Series 2017-DNA2 Class M1, 1 month U.S. LIBOR + 1.200% 2.908% 10/25/29 (a)(b)	838,326	840,238
Series 2017-DNA3 Class M1, 1 month U.S. LIBOR + 0.750% 2.458% 3/25/30 (a)(b)	519,212	519,425
Series 2017-HQA1 Class M1, 1 month U.S. LIBOR + 1.200% 2.908% 8/25/29 (a)(b)	224,626	224,893
Series 2017-HQA2 Class M1, 1 month U.S. LIBOR + 0.800% 2.508% 12/25/29 (a)(b)	105,463	105,463
Freddie Mac STACR Trust floater:
Series 18-HQA2 Class M1, 1 month U.S. LIBOR + 0.750% 2.458% 10/25/48 (a)(b)(c)	644,188	644,735
Series 2018-DNA3 Class M1, 1 month U.S. LIBOR + 0.750% 2.458% 9/25/48 (a)(b)(c)	470,911	471,226

TOTAL U.S. GOVERNMENT AGENCY		9,060,049

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $79,506,167)		79,996,199

Commercial Mortgage Securities - 1.0%
Atrium Hotel Portfolio Trust floater Series 2017-ATRM Class A 1 month U.S. LIBOR + 0.930% 2.6954% 12/15/36 (a)(b)(c)	1,395,000	1,392,368
Banc of America Merrill Lynch Large Loan, Inc. floater Series 2018-DSNY Class A, 1 month U.S. LIBOR + 0.850% 2.6154% 9/15/34 (a)(b)(c)	970,000	966,968
Bank Series 2019-BN19 Class A1, 2.263% 8/15/61	520,379	523,508
BX Trust floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.7654% 4/15/34 (a)(b)(c)	2,135,000	2,136,787
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.6854% 10/15/36 (a)(b)(c)	5,490,000	5,495,150
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 2.8% 11/15/36 (a)(b)(c)	1,033,000	1,032,999
Class D, 1 month U.S. LIBOR + 1.650% 3.5% 11/15/36 (a)(b)(c)	1,545,000	1,544,998
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.5554% 7/15/32 (a)(b)(c)	3,713,554	3,711,240
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 2.8854% 6/15/34 (a)(b)(c)	3,743,000	3,749,480
Citigroup Commercial Mortgage Trust:
floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 2.6154% 7/15/32 (a)(b)(c)	2,938,000	2,936,164
sequential payer Series 2012-GC8 Class A/S, 3.683% 9/10/45 (c)	2,157,000	2,232,931
Series 2015-P1 Class A1, 1.648% 9/15/48	41,093	41,025
COMM Mortgage Trust Series 2015-LC23 Class A2, 3.221% 10/10/48	1,400,000	1,408,150
Credit Suisse Mortgage Trust floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 2.7454% 5/15/36 (a)(b)(c)	5,000,000	5,007,015
Class C, 1 month U.S. LIBOR + 1.430% 3.1954% 5/15/36 (a)(b)(c)	1,015,000	1,016,272
Class D, 1 month U.S. LIBOR + 1.600% 3.3654% 5/15/36 (a)(b)(c)	780,000	780,977
CSAIL Commercial Mortgage Trust:
Series 2015-C3 Class A1, 1.7167% 8/15/48	63,935	63,829
Series 2015-C4 Class A1, 2.0102% 11/15/48	74,835	74,735
Series 2019-C16 Class A1, 2.3595% 6/15/52	632,348	636,784
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 2.5154% 7/15/32 (a)(b)(c)	4,189,000	4,179,832
Great Wolf Trust floater Series 2017-WOLF:
Class A, 1 month U.S. LIBOR + 0.850% 2.6154% 9/15/34 (a)(b)(c)	292,000	291,994
Class C, 1 month U.S. LIBOR + 1.320% 3.0854% 9/15/34 (a)(b)(c)	965,000	964,979
GS Mortgage Securities Trust:
Series 2015-GC32 Class A1, 1.593% 7/10/48	12,730	12,721
Series 2016-GS3 Class A1, 1.429% 10/10/49	73,755	73,490
Series 2019-GC40 Class A1, 2.236% 7/10/52	1,751,842	1,758,863
Halcyon Loan Advisors Funding LLC Series 2017-3A Class B1R, 3 month U.S. LIBOR + 1.700% 3.6533% 10/22/25 (a)(b)(c)	745,000	746,156
Intown Hotel Portfolio Trust Series 2018-STAY:
Class A, 1 month U.S. LIBOR + 0.700% 2.4654% 1/15/33 (a)(b)(c)	245,000	244,507
Class C, 1 month U.S. LIBOR + 1.250% 3.0154% 1/15/33 (a)(b)(c)	205,000	204,482
JP Morgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD:
Class A, 1 month U.S. LIBOR + 1.000% 2.7654% 9/15/29 (a)(b)(c)	1,911,000	1,910,997
Class B, 1 month U.S. LIBOR + 1.350% 3.1154% 9/15/29 (a)(b)(c)	1,830,000	1,830,000
Class C, 1 month U.S. LIBOR + 1.600% 3.3654% 9/15/29 (a)(b)(c)	575,000	575,000
Series 2015-JP1 Class A1, 1.949% 1/15/49	65,487	65,395
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2014-C20 Class A3A1, 3.4718% 7/15/47	2,406,573	2,444,639
Morgan Stanley BAML Trust:
Series 2014-C18 Class A/S, 4.11% 10/15/47	370,000	396,016
Series 2015-C24 Class A1, 1.706% 5/15/48	133,714	133,386
Series 2016-C30 Class A1, 1.389% 9/15/49	155,430	154,439
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 2.6154% 8/15/33 (a)(b)(c)	5,790,000	5,768,290
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 2.7154% 3/15/34 (a)(b)(c)	3,558,000	3,557,986
Series 2011-C3 Class AJ, 5.4193% 7/15/49 (a)(c)	2,264,000	2,356,032
Series 2015-MS1 Class A1, 1.638% 5/15/48	130,825	130,520
Series 2019-H7 Class A1, 2.327% 7/15/52	1,709,863	1,718,099
Series 2019-MEAD Class D, 3.1771% 11/10/36 (c)	1,150,000	1,132,958
New Orleans Hotel Trust floater Series 2019-HNLA Class B, 1 month U.S. LIBOR + 1.289% 3.0541% 4/15/32 (a)(b)(c)	1,585,000	1,581,045
RETL floater Series 2019-RVP Class A, 1 month U.S. LIBOR + 1.150% 2.9154% 3/15/36 (a)(b)(c)	1,506,583	1,507,518
Slide floater Series 2018-FUN Class D, 1 month U.S. LIBOR + 1.850% 3.6154% 6/15/31 (a)(b)(c)	799,161	800,654
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.5533% 4/10/46 (a)(b)(c)	3,109,986	3,144,457
Verus Securitization Trust Series 2018-1 Class A1, 2.929% 2/25/48 (a)(c)	154,048	154,157
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS2 Class A2, 3.02% 7/15/58	512,737	512,497
Series 2016-C32 Class A1, 1.577% 1/15/59	131,370	130,934
Series 2016-LC24 Class A1, 1.441% 10/15/49	4,352	4,348
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.4825% 6/15/46 (a)(b)(c)	3,296,637	3,299,044
Series 2012-C6 Class B, 4.697% 4/15/45	760,000	794,798
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $77,397,393)		77,331,613
	Principal Amount	Value

Bank Notes - 0.5%
Capital One NA 2.35% 1/31/20	4,330,000	4,331,131
Citibank NA:
2.125% 10/20/20	$1,255,000	$1,256,543
2.844% 5/20/22 (a)	1,485,000	1,500,721
Discover Bank 3.1% 6/4/20	965,000	969,104
Huntington National Bank 2.375% 3/10/20	1,465,000	1,466,104
JPMorgan Chase Bank:
2.604% 2/1/21 (a)(b)	595,000	595,500
3.086% 4/26/21 (a)	5,000,000	5,019,021
PNC Bank NA:
2.15% 4/29/21	3,042,000	3,051,218
2.45% 11/5/20	870,000	874,151
RBS Citizens NA:
2.25% 3/2/20	685,000	685,211
2.25% 10/30/20	250,000	250,743
2.55% 5/13/21	1,320,000	1,329,088
3.25% 2/14/22	1,015,000	1,038,946
SunTrust Banks, Inc.:
2.59% 1/29/21 (a)	1,540,000	1,541,112
2.8% 5/17/22	965,000	980,425
Svenska Handelsbanken AB 3.35% 5/24/21	1,105,000	1,126,469
Synchrony Bank 3.65% 5/24/21	3,082,000	3,137,785
U.S. Bank NA, Cincinnati 3% 2/4/21	5,000,000	5,059,316
TOTAL BANK NOTES
(Cost $34,032,823)		34,212,588

Certificates of Deposit - 0.1%
Natexis Banques Populaires New York Branch yankee 2.68% 12/27/19
(Cost $4,000,000)	4,000,000	4,002,970

Commercial Paper - 0.4%
Commonspirit Health 2.35% 12/11/19	4,000,000	3,997,912
Ford Motor Credit Co. LLC:
0% 7/27/20	810,000	794,253
0% 8/4/20	705,000	690,752
Sempra Global 2.23% 1/27/20	5,000,000	4,984,365
TransCanada PipeLines Ltd.:
2.05% 2/4/20	5,000,000	4,982,031
2.05% 2/24/20	7,000,000	6,966,319
UBS AG London Branch 1 month U.S. LIBOR + 0.340% 2.111% 8/6/20 (a)(b)	5,000,000	5,000,000
TOTAL COMMERCIAL PAPER
(Cost $27,411,621)		27,415,632
	Shares	Value

Fixed-Income Funds - 1.0%
Bank Loan Funds - 1.0%
Fidelity Floating Rate High Income Fund (f)
(Cost $73,313,992)	7,779,518	73,049,674

Short-Term Funds - 59.6%
Short-Term Funds - 59.6%
Baird Short-Term Bond Fund - Institutional Class	20,855,914	203,762,277
BlackRock Low Duration Bond Portfolio Investor A Shares	41,283,313	397,558,300
Fidelity Conservative Income Bond Fund Institutional Class (f)	16,238,577	163,197,696
Fidelity Short-Term Bond Fund (f)	60,218,382	523,899,924
iShares Short Maturity Bond ETF (g)	2,864,715	144,181,106
iShares Short Treasury ETF(g)	4,706,290	520,562,737
iShares Ultra Short-Term Bond ETF	397,375	20,023,726
JPMorgan Ultra-Short Income ETF (g)	3,282,685	165,480,151
Metropolitan West Low Duration Bond Fund - Class M	27,724,287	242,864,757
PIMCO Enhanced Low Duration Active ETF	502,985	50,308,560
PIMCO Enhanced Short Maturity Active ETF (g)	3,214,025	327,059,184
PIMCO Short-Term Fund - Administrator Class	157,099,019	1,536,428,381
Prudential Short-Term Corporate Bond Fund, Inc. Class A	6,980,472	77,413,431
TOTAL SHORT-TERM FUNDS
(Cost $4,355,042,555)		4,372,740,230

Money Market Funds - 0.9%
Fidelity Cash Central Fund 1.61% (h)	43,883,388	43,892,165
Fidelity Investments Money Market Government Portfolio Institutional Class 1.57% (f)(i)	3,044,590	3,044,590
Fidelity Securities Lending Cash Central Fund 1.61% (h)(j)	15,184,798	15,186,316
State Street Institutional U.S. Government Money Market Fund Premier Class 1.59%(i)	7,281,021	7,281,021
TOTAL MONEY MARKET FUNDS
(Cost $69,399,118)		69,404,092
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $7,341,565,462)		7,372,760,657
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(36,959,402)
NET ASSETS - 100%		$7,335,801,255

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	937	March 2020	$202,004,023	$(169,173)	$(169,173)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	127	March 2020	16,428,641	63,320	63,320
CBOT 5-Year U.S. Treasury Note Contracts (United States)	73	March 2020	8,684,719	3,473	3,473
TOTAL PURCHASED					66,793
TOTAL FUTURES CONTRACTS					$(102,380)

The notional amount of futures purchased as a percentage of Net Assets is 2.8%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $791,826,317 or 10.8% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $553,516.

 (f) Affiliated Fund

 (g) Security or a portion of the security is on loan at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$426,497
Fidelity Securities Lending Cash Central Fund	37,164
Total	$463,661

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$63,454,234	$124,066,401	$24,496,127	$1,351,952	$18,191	$154,997	$163,197,696
Fidelity Floating Rate High Income Fund	112,629,093	2,388,536	40,969,476	2,388,509	(527,813)	(470,666)	73,049,674
Fidelity Investments Money Market Government Portfolio Institutional Class 1.57%	3,013,983	30,607	--	26,227	--	--	3,044,590
Fidelity Short-Term Bond Fund	624,495,388	6,098,537	110,323,158	6,098,532	1,247,041	2,382,116	523,899,924
Total	$803,592,698	$132,584,081	$175,788,761	$9,865,220	$737,419	$2,066,447	$763,191,884

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,795,545,380	$--	$1,795,545,380	$--
U.S. Government and Government Agency Obligations	218,247,503	--	218,247,503	--
U.S. Government Agency - Mortgage Securities	39,657,571	--	39,657,571	--
Asset-Backed Securities	581,157,205	--	581,157,205	--
Collateralized Mortgage Obligations	79,996,199	--	79,996,199	--
Commercial Mortgage Securities	77,331,613	--	77,331,613	--
Bank Notes	34,212,588	--	34,212,588	--
Certificates of Deposit	4,002,970	--	4,002,970	--
Commercial Paper	27,415,632	--	27,415,632	--
Fixed-Income Funds	73,049,674	73,049,674	--	--
Short-Term Funds	4,372,740,230	4,372,740,230	--	--
Money Market Funds	69,404,092	69,404,092	--	--
Total Investments in Securities:	$7,372,760,657	$4,515,193,996	$2,857,566,661	$--
Derivative Instruments:
Assets
Futures Contracts	$66,793	$66,793	$--	$--
Total Assets	$66,793	$66,793	$--	$--
Liabilities
Futures Contracts	$(169,173)	$(169,173)	$--	$--
Total Liabilities	$(169,173)	$(169,173)	$--	$--
Total Derivative Instruments:	$(102,380)	$(102,380)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$66,793	$(169,173)
Total Interest Rate Risk	66,793	(169,173)
Total Value of Derivatives	$66,793	$(169,173)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,845,745) — See accompanying schedule: Unaffiliated issuers (cost $6,529,654,688)	$6,550,490,292
Fidelity Central Funds (cost $59,073,507)	59,078,481
Other affiliated issuers (cost $752,837,267)	763,191,884
Total Investment in Securities (cost $7,341,565,462)		$7,372,760,657
Cash		871,468
Receivable for investments sold		3,057,883
Receivable for fund shares sold		2,495,632
Dividends receivable		411,896
Interest receivable		11,715,041
Distributions receivable from Fidelity Central Funds		59,313
Receivable for daily variation margin on futures contracts		110,646
Prepaid expenses		8,794
Other receivables		289,286
Total assets		7,391,780,616
Liabilities
Payable for investments purchased	$37,505,431
Payable for fund shares redeemed	2,193,846
Distributions payable	690,117
Accrued management fee	254,953
Other payables and accrued expenses	156,464
Collateral on securities loaned	15,178,550
Total liabilities		55,979,361
Net Assets		$7,335,801,255
Net Assets consist of:
Paid in capital		$7,345,880,183
Total accumulated earnings (loss)		(10,078,928)
Net Assets		$7,335,801,255
Net Asset Value, offering price and redemption price per share ($7,335,801,255 ÷ 728,398,845 shares)		$10.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2019 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$41,706,704
Affiliated issuers		9,865,220
Interest		38,081,582
Income from Fidelity Central Funds (including $37,164 from security lending)		463,661
Total income		90,117,167
Expenses
Management fee	$10,599,315
Accounting fees	105,016
Custodian fees and expenses	19,017
Independent trustees' fees and expenses	40,588
Registration fees	42,407
Audit	34,416
Legal	12,321
Miscellaneous	29,553
Total expenses before reductions	10,882,633
Expense reductions	(9,098,256)
Total expenses after reductions		1,784,377
Net investment income (loss)		88,332,790
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,447,172)
Fidelity Central Funds	3,476
Other affiliated issuers	737,419
Foreign currency transactions	(1)
Futures contracts	73,082
Total net realized gain (loss)		(633,196)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	12,624,965
Fidelity Central Funds	(1)
Other affiliated issuers	2,066,447
Futures contracts	(460,620)
Total change in net unrealized appreciation (depreciation)		14,230,791
Net gain (loss)		13,597,595
Net increase (decrease) in net assets resulting from operations		$101,930,385

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2019 (Unaudited)	Year ended May 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$88,332,790	$191,790,400
Net realized gain (loss)	(633,196)	(22,963,814)
Change in net unrealized appreciation (depreciation)	14,230,791	32,978,756
Net increase (decrease) in net assets resulting from operations	101,930,385	201,805,342
Distributions to shareholders	(78,984,863)	(196,218,113)
Share transactions
Proceeds from sales of shares	743,834,165	2,337,683,827
Reinvestment of distributions	72,485,745	184,555,853
Cost of shares redeemed	(648,217,194)	(4,224,267,039)
Net increase (decrease) in net assets resulting from share transactions	168,102,716	(1,702,027,359)
Total increase (decrease) in net assets	191,048,238	(1,696,440,130)
Net Assets
Beginning of period	7,144,753,017	8,841,193,147
End of period	$7,335,801,255	$7,144,753,017
Other Information
Shares
Sold	73,922,299	233,616,566
Issued in reinvestment of distributions	7,200,852	18,458,739
Redeemed	(64,422,124)	(422,246,045)
Net increase (decrease)	16,701,027	(170,170,740)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Short Duration Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.03	$10.05	$10.01	$10.07	$10.10
Income from Investment Operations
Net investment income (loss)A	.123	.254	.168	.136	.115	.095
Net realized and unrealized gain (loss)	.017	.018	(.028)	.033	(.051)	(.028)
Total from investment operations	.140	.272	.140	.169	.064	.067
Distributions from net investment income	(.110)	(.259)	(.160)	(.129)	(.118)	(.093)
Distributions from net realized gain	–	(.003)	–	–	(.006)	(.004)
Total distributions	(.110)	(.262)	(.160)	(.129)	(.124)	(.097)
Net asset value, end of period	$10.07	$10.04	$10.03	$10.05	$10.01	$10.07
Total ReturnB,C	1.40%	2.75%	1.40%	1.69%	.64%	.66%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%F	.32%	.35%	.36%	.36%	.35%
Expenses net of fee waivers, if any	.05%F	.07%	.10%	.10%	.11%	.10%
Expenses net of all reductions	.05%F	.07%	.10%	.10%	.11%	.10%
Net investment income (loss)	2.44%F	2.54%	1.67%	1.36%	1.15%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$7,335,801	$7,144,753	$8,841,193	$9,920,937	$6,593,754	$7,262,264
Portfolio turnover rateG	38%F	33%	25%	26%	33%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2019

1. Organization.

Strategic Advisers Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $115,321 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount, capital loss carryforwards, futures contracts, foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$39,575,081
Gross unrealized depreciation	(8,071,999)
Net unrealized appreciation (depreciation)	$31,503,082
Tax cost	$7,341,155,195

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(4,089,563)
Long-term	(52,558,103)
Total capital loss carryforward	$(56,647,666)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $1,345,359,958 and $1,206,618,471, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .29% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of less than .005%. Effective July 1, 2019 accounting fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $609 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,721 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2022. During the period, this waiver reduced the Fund's management fee by $ 9,062,242.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8,959.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 10% of the total outstanding shares of Fidelity Short-Term Bond Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period-B June 1, 2019 to November 30, 2019
Actual	.05%	$1,000.00	$1,014.00	$.25
Hypothetical-C		$1,000.00	$1,024.75	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

ASD-SANN-0120
1.934461.107

Strategic Advisers® Tax-Sensitive Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

Semi-Annual Report

November 30, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2019

(excluding cash equivalents)	% of fund's net assets
New York Metropolitan Transportation Authority Rev.	3.5
JPMorgan Ultra-Short Municipal Fund Class I	2.9
Illinois Gen. Oblig.	1.8
Texas General Obligation	1.5
Saint James Parish Gen. Oblig.	1.4
Denver City & County Airport Rev.	1.4
Michigan Fin Auth Rev	1.4
Port Arthur Navigation Dist. Environmental Facilities Rev.	1.1
Palm Beach County Health Facs. Auth. Rev.	1.1
Clark County Airport Rev.	1.1

Top Five Sectors as of November 30, 2019

% of fund's net assets
General Obligations	22.1
Transportation	12.7
Other	7.8
Health Care	7.6
Synthetics	6.8

Quality Diversification (% of fund's net assets)

As of November 30, 2019
AAA,AA,A	44.1%
BBB	6.3%
Not Rated	4.2%
Equities	3.2%
Short-Term Investments and Net Other Assets	42.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of November 30, 2019
Municipal Bonds	28.4%
Short-Term Funds	2.9%
Investment Companies	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	68.4%

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 56.0%
	Principal Amount	Value
Alabama - 0.6%
Black Belt Energy Gas District:
(Proj. No. 4) Series 2019 A:	$	$
4% 6/1/20	1,500,000	1,519,074
4% 6/1/21	1,250,000	1,296,875
4% 6/1/23	1,750,000	1,892,800
Bonds:
Series 2016 A, 4%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada) (a)	4,035,000	4,186,918
Series 2017 A, 4%, tender 7/1/22 (Liquidity Facility Royal Bank of Canada) (a)	1,500,000	1,594,050
Health Care Auth. for Baptist Health Series 2006 B, 1.65%, tender 11/15/37 (a)	1,000,000	1,000,000
Jefferson County Gen. Oblig. Series 2018 B, 5% 4/1/21	270,000	283,141
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/22	15,000	16,147
5% 3/1/23	20,000	22,147
5% 3/1/24	25,000	28,394
5% 3/1/25	25,000	29,041
Series 2016 B:
5% 3/1/22	80,000	86,115
5% 3/1/23	405,000	448,469
5% 3/1/24	45,000	51,109
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	8,340,000	8,353,196
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/20	65,000	65,448
5% 3/1/21	10,000	10,343
5% 3/1/22	70,000	74,185

TOTAL ALABAMA		20,957,452

Alaska - 0.1%
Anchorage Gen. Oblig.:
Series B, 5% 9/1/22	30,000	33,111
Series C, 5% 9/1/22	20,000	22,074
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.):
Series 2003 B, 5% 1/1/21	3,615,000	3,752,117
Series 2003 C, 5% 1/1/21	600,000	622,758

TOTAL ALASKA		4,430,060

Arizona - 2.0%
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/21	140,000	149,692
5% 10/1/22	150,000	165,929
5% 10/1/23	195,000	222,548
5% 10/1/24	195,000	228,994
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/21	500,000	521,005
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/19	15,000	15,000
5% 12/1/21	25,000	26,810
5% 12/1/22	15,000	16,605
5% 12/1/23	20,000	22,790
5% 12/1/24	35,000	41,021
Bonds Series 2013 A3, 2.95%, tender 2/1/23 (a)	2,000,000	2,066,740
Arizona State Lottery Rev. Series 2019:
5% 7/1/20	460,000	470,219
5% 7/1/21	865,000	917,056
5% 7/1/22	690,000	757,151
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	5,000,000	5,169,050
Series 2007, 2.7%, tender 8/14/23 (a)(b)	6,500,000	6,751,550
Series 2019, 5%, tender 6/3/24 (a)(b)	1,570,000	1,798,043
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.):
Series 2017 A, 1.8%, tender 5/21/20 (a)(b)	3,995,000	3,999,425
Series 2017 B, 1.6%, tender 5/21/20 (a)	280,000	280,311
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	20,000	21,941
Series 2017, 5% 7/1/22	75,000	82,279
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	15,000	15,898
5% 7/1/22 (FSA Insured)	25,000	27,446
5% 7/1/23 (FSA Insured)	30,000	33,966
Maricopa County Rev.:
Bonds:
Series 2019 B, SIFMA Municipal Swap Index + 0.380% 1.48%, tender 10/18/22 (a)(c)	4,300,000	4,307,396
Series 2019 D, 5%, tender 5/15/26 (a)	545,000	659,990
Series B, 5%, tender 10/18/22 (a)	1,850,000	2,041,882
Series 2016 A, 5% 1/1/25	105,000	123,899
Phoenix Ariz Ind. Dev. Auth. Rev. Series 2015A, 3% 7/1/20 (d)	220,000	220,448
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/21 (b)	2,750,000	2,909,693
Series 2018:
5% 7/1/20 (b)	620,000	633,446
5% 7/1/23 (b)	1,100,000	1,238,820
Series 2019 B, 5% 7/1/23 (b)(e)	1,000,000	1,123,580
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.45%, tender 2/3/20 (a)(b)	15,080,000	15,076,314
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	50,000	53,754
5% 12/1/22	55,000	61,106
5% 12/1/23	75,000	85,935
Scottsdale Indl. Dev. Auth. Hosp. Rev. Series 2006 F, 1.31%, tender 9/1/45 (FSA Insured) (a)	14,725,000	14,725,000
Western Maricopa Ed. Ctr. District Series 2019 B, 4% 7/1/21	1,365,000	1,425,647
Yavapai County Indl. Dev. Auth. Series 2019:
5% 8/1/21	225,000	239,056
5% 8/1/22	425,000	466,132
5% 8/1/23	355,000	401,047

TOTAL ARIZONA		69,594,614

Arkansas - 0.5%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. Bonds:
(Hsg. Alliance 2 Proj.) Series 2018 B, 2.1%, tender 12/1/20 (a)	2,900,000	2,923,260
Series 2018 A, 2.1%, tender 12/1/20 (a)	8,000,000	8,063,373
Series 2019, 1.37%, tender 3/1/22 (a)	6,000,000	5,986,500
Little Rock School District Series 2017, 3% 2/1/21	1,470,000	1,499,371

TOTAL ARKANSAS		18,472,504

California - 2.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	115,000	124,724
Series B, 2.85%, tender 4/1/25 (a)	95,000	101,933
Series C, 2.1%, tender 4/1/22 (a)	1,085,000	1,104,042
California Gen. Oblig.:
Bonds:
Series 2012 A, 1.35%, tender 5/1/21 (a)	5,995,000	5,995,000
Series 2013 D, 1.39%, tender 12/5/19 (a)	4,690,000	4,690,337
Series 2013, 1.48%, tender 12/1/22 (a)	3,270,000	3,271,014
5.25% 9/1/22	35,000	38,997
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
Series 2011 A-2, 3 month U.S. LIBOR + 0.370% 1.706%, tender 12/1/19 (a)(c)	7,150,000	7,152,170
Series 2012 B, 1 month U.S. LIBOR + 0.200% 1.447%, tender 4/1/21 (a)(c)	5,000,000	5,004,650
Series 2018 A, 1 month U.S. LIBOR + 0.380% 1.587%, tender 8/1/21 (a)(c)	400,000	399,604
Series 2018 C, 1 month U.S. LIBOR + 0.380% 1.587%, tender 8/1/21 (a)(c)	1,555,000	1,553,461
Series 2018 D, 1 month U.S. LIBOR + 0.380% 1.572%, tender 8/1/21 (a)(c)	5,500,000	5,494,610
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 1.3%, tender 1/2/20 (a)	7,000,000	7,000,435
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co.) Series 2006 A & B, 1.9%, tender 4/1/20 (a)	2,040,000	2,043,072
California Statewide Cmntys. Dev. Auth. Rev. Series 2007:
1.47%, tender 7/1/41 (FSA Insured) (a)	1,225,000	1,225,000
1.53%, tender 7/1/40 (FSA Insured) (a)	1,975,000	1,975,000
Compton Unified School District Series 2006 D, 0% 6/1/20 (AMBAC Insured)	2,280,000	2,264,993
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1:
5% 6/1/21	25,000	26,300
5% 6/1/22	40,000	43,369
5% 6/1/23	45,000	50,159
5% 6/1/24	25,000	28,582
Series A, 0% 6/1/24 (AMBAC Insured)	75,000	70,196
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	20,000	22,596
Palomar Pomerado Health Care Dis:
Series 2006 A, 2.46%, tender 11/1/36 (FSA Insured) (a)	5,125,000	5,125,000
Series 2006 B, 2.44%, tender 11/1/36 (FSA Insured) (a)	4,925,000	4,925,000
Series 2006 C, 2.46%, tender 11/1/36 (FSA Insured) (a)	2,400,000	2,400,000
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (b)	55,000	57,820
San Jose Int. Arpt. Rev.:
Series 2011 A1, 5.25% 3/1/20 (b)	2,000,000	2,019,713
Series 2017 A, 5% 3/1/21 (b)	2,550,000	2,669,621
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	30,000	34,959
Washington Township Health Care District Rev. Series 2019 A, 5% 7/1/20	400,000	408,651

TOTAL CALIFORNIA		67,321,008

Colorado - 1.0%
Colorado Health Facilities Auth.:
Bonds:
(Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	510,000	527,819
Series 2019 B:
5%, tender 8/1/25 (a)	300,000	347,670
5%, tender 8/1/26 (a)	240,000	283,906
5%, tender 11/19/26 (a)	1,490,000	1,824,147
Series 2019 A, 5% 11/1/20	2,000,000	2,069,012
Series 2019, 4% 1/1/21	650,000	664,138
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	620,000	598,554
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	115,000	122,513
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	200,000	221,200
Series 2019 H, 4.25% 11/1/49	110,000	121,587
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A:
5% 6/1/20	115,000	117,165
5% 6/1/23	100,000	112,672
Series 2014 A, 5% 6/1/23	85,000	95,927
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	1,120,000	1,190,907
Denver City & County Arpt. Rev.:
(Sub Lien Proj.) Series 2013 A, 5% 11/15/21 (b)	900,000	964,989
Series 2007, 1.2%, tender 11/15/25 (a)	2,450,000	2,450,000
Series 2011 A, 5.25% 11/15/22 (b)	1,750,000	1,880,638
Series 2012 A, 5% 11/15/22 (b)	455,000	503,526
Series 2012 B, 5% 11/15/20	500,000	518,375
Series 2013 A, 5% 11/15/22 (b)	500,000	552,560
Series 2017 A, 5% 11/15/21 (b)	565,000	605,799
Series 2018 A:
5% 12/1/19 (b)	1,750,000	1,750,000
5% 12/1/20 (b)	8,375,000	8,686,114
5% 12/1/21 (b)	1,000,000	1,073,840
Denver Health & Hosp. Auth. Healthcare Rev. Series 2017 A:
5% 12/1/19 (d)	375,000	375,000
5% 12/1/20 (d)	325,000	336,317
E-470 Pub. Hwy. Auth. Rev.:
Bonds Series 2019 A, 1 month U.S. LIBOR + 0.420% 1.601%, tender 9/1/21 (a)(c)	2,250,000	2,249,798
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	805,000	797,390
Series 2015 A:
2.35% 9/1/20	100,000	100,789
5% 9/1/20	275,000	282,550
Series B:
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	990,546
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525,000	512,909
Pueblo Colo Urban Renewal Auth. Series 2017, 2.75% 6/1/20	155,000	155,318

TOTAL COLORADO		33,083,675

Connecticut - 1.9%
City of New Haven Series A, 5% 8/1/22	1,000,000	1,086,350
Connecticut Gen. Oblig.:
Series 2011 B, 5% 5/15/21	705,000	743,183
Series 2011 D, 5% 11/1/22	185,000	197,741
Series 2012 A, SIFMA Municipal Swap Index + 1.250% 2.35% 4/15/20 (a)(c)	4,135,000	4,153,189
Series 2012 C, 5% 6/1/21	510,000	538,387
Series 2013 A, SIFMA Municipal Swap Index + 0.650% 1.75% 3/1/20 (a)(c)	105,000	105,170
Series 2013 D, 5% 8/15/20	190,000	195,123
Series 2014 A:
4% 3/1/21	500,000	517,110
4% 3/1/22	450,000	476,456
Series 2014 H, 5% 11/15/21	680,000	728,423
Series 2015 A, 5% 3/15/22	1,035,000	1,120,553
Series 2015 C, SIFMA Municipal Swap Index + 0.900% 2% 6/15/21 (a)(c)	2,500,000	2,522,725
Series 2015 F, 5% 11/15/20	275,000	285,053
Series 2016 A, 5% 3/15/26	45,000	54,175
Series 2016 B:
5% 5/15/21	1,875,000	1,976,550
5% 5/15/22	350,000	380,905
Series 2016 E, 5% 10/15/20	1,080,000	1,116,026
Series 2016 G:
3% 11/1/20	335,000	340,691
5% 11/1/21	1,200,000	1,285,176
Series 2017 B, 3% 4/15/22	325,000	337,805
Series 2018 B:
5% 4/15/21	1,760,000	1,849,866
5% 4/15/22	810,000	878,947
5% 4/15/23	500,000	559,755
Series 2018 E, 5% 9/15/20	415,000	427,516
Series 2018 F:
5% 9/15/20	750,000	772,619
5% 9/15/21	265,000	282,564
5% 9/15/22	225,000	247,419
Series 2019 A:
5% 4/15/23	525,000	587,743
5% 4/15/25	1,480,000	1,744,920
Series 2019 B, 5% 2/15/22	6,000,000	6,475,560
Series D, SIFMA Municipal Swap Index + 1.020% 2.12% 8/15/20 (a)(c)	890,000	895,493
Connecticut Health & Edl. Facilities Auth. Rev.:
(Connecticut St Univ. Sys. Proj.) Series 2013 N, 5% 11/1/20	2,035,000	2,102,200
(Stamford Hosp. Proj.) Series 2010 I, 5% 7/1/20	900,000	918,622
Bonds:
(Yale Univ. Proj.) Series 2014 A, 1.3%, tender 2/3/20 (a)	2,855,000	2,855,450
Series 2014 B, 1.8%, tender 7/1/24 (a)	345,000	350,054
Series 2015 A, 2.05%, tender 7/21/21 (a)	9,975,000	10,107,967
Series 2016 CT, 3% 12/1/19	255,000	255,000
Series 2018 S, 5% 7/1/20	1,200,000	1,225,743
Series A:
5% 7/1/20	505,000	516,189
5% 7/1/21	800,000	845,168
Series N:
5% 7/1/21	610,000	644,733
5% 7/1/22 (e)	400,000	434,800
5% 7/1/23 (e)	415,000	463,750
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.) Series 2017 A, 5% 11/15/22 (b)	300,000	327,615
Series 2017 B:
5% 11/15/21 (b)	655,000	696,049
5% 11/15/23 (b)	125,000	139,851
Connecticut Hsg. Fin. Auth.:
(Ct Gen. Hsg. 9/27/72 Proj.) Series 2012 A, 2.4% 11/15/20	270,000	272,769
Bonds:
Series 2017 E-3, 1.5%, tender 10/1/20 (a)	505,000	505,076
Series 2019 E, 1.625%, tender 11/15/22 (a)	3,000,000	3,003,150
Series 2019 F, 1.45%, tender 5/1/20 (a)(b)	2,000,000	1,999,990
Series 2013 B2, 4% 11/15/32	65,000	67,047
Series 2016 F:
1.55% 5/15/20 (b)	220,000	220,068
1.6% 11/15/20 (b)	565,000	565,529
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/23	355,000	394,884
Series 2012 B, 5% 1/1/21	325,000	338,146
Series 2016 A, 5% 9/1/21	700,000	745,521
Hartford Gen. Oblig. Series 2012 A, 5% 4/1/21 (FSA Insured)	2,000,000	2,098,700
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/20 (b)	315,000	321,224
New Britain Gen. Oblig. Series 2017 A:
5% 3/1/20 (FSA Insured)	65,000	65,591
5% 3/1/21 (FSA Insured)	90,000	94,062
New Haven Gen. Oblig.:
Series 2016 A, 5% 8/15/25 (FSA Insured)	20,000	23,610
Series B, 5% 2/1/22	350,000	374,626
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	190,000	205,795
Series 2019 A, 5% 11/1/25	225,000	269,730

TOTAL CONNECTICUT		66,331,902

Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2014 C, 5% 1/1/21	45,000	46,825
District Of Columbia - 0.3%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds (Liberty Place Apts. Proj.) Series 2018, 2.13%, tender 12/1/20 (a)	5,000,000	5,035,722
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/21 (b)	250,000	266,698
5% 10/1/22 (b)	430,000	458,582
5% 10/1/23 (b)	140,000	149,332
5% 10/1/24 (b)	115,000	122,666
Series 2012 A, 5% 10/1/22 (b)	140,000	154,167
Series 2014 A:
5% 10/1/20 (b)	540,000	556,478
5% 10/1/21 (b)	400,000	426,716
5% 10/1/23 (b)	10,000	11,332
Series 2017 A, 5% 10/1/26 (b)	145,000	176,288
Series 2019 A:
5% 10/1/20 (b)	800,000	824,413
5% 10/1/21 (b)	130,000	138,683
5% 10/1/22 (b)	290,000	319,345
5% 10/1/23 (b)	50,000	56,662
5% 10/1/25 (b)	155,000	184,664
Washington D.C. Metropolitan Transit Auth. Rev. Series 2018, 5% 7/1/20	1,000,000	1,022,333

TOTAL DISTRICT OF COLUMBIA		9,904,081

Florida - 2.3%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 B1, 5% 12/1/20	550,000	570,153
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	20,000	21,184
Series 2015 C:
5% 7/1/21	15,000	15,888
5% 7/1/22	80,000	87,507
5% 7/1/23	65,000	73,373
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 5% 10/1/20 (b)	2,000,000	2,061,874
Series 2012 Q, 5% 10/1/21 (b)	320,000	341,674
Series 2012 Q1, 5% 10/1/21	20,000	21,400
Series 2013 A, 5% 10/1/20 (b)	300,000	309,281
Series 2015 A, 5% 10/1/20 (b)	1,750,000	1,804,140
Series 2015 C, 5% 10/1/24 (b)	110,000	128,109
Series 2019 A, 5% 10/1/21 (b)	2,185,000	2,332,990
Series 2019 B:
5% 10/1/20 (b)	925,000	953,617
5% 10/1/21 (b)	1,665,000	1,777,770
5% 10/1/23 (b)	700,000	794,108
Series 2019, 5% 10/1/20 (b)	2,770,000	2,855,695
Series A:
5% 10/1/22 (b)	65,000	71,653
5% 10/1/23 (b)	90,000	102,100
Broward County Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2019 B, 1.2%, tender 8/1/21 (a)	4,000,000	3,990,480
Broward County Port Facilities Rev. Series 2011 B:
4.625% 9/1/27 (Pre-Refunded to 9/1/21 @ 100) (b)	475,000	501,890
5% 9/1/20 (b)	165,000	169,592
5% 9/1/20 (Escrowed to Maturity) (b)	335,000	343,868
5% 9/1/21 (b)	115,000	122,437
5% 9/1/21 (Escrowed to Maturity) (b)	240,000	254,705
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	70,000	76,719
Series 2015 A:
5% 7/1/21	100,000	105,921
5% 7/1/22	75,000	82,199
5% 7/1/23	60,000	67,886
5% 7/1/24	30,000	34,946
Series 2015 B:
5% 7/1/22	100,000	109,598
5% 7/1/23	60,000	67,886
5% 7/1/24	25,000	29,122
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2019 A:
5% 7/1/20 (e)	360,000	367,837
5% 7/1/21 (e)	625,000	662,075
Series 2019 B:
5% 7/1/20 (e)	500,000	510,885
5% 7/1/21 (e)	1,000,000	1,059,320
Citizens Property Ins. Corp.:
Series 2012 A1, 5% 6/1/21	2,715,000	2,867,366
Series 2015 A, 5% 6/1/20	450,000	451,276
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	700,000	724,899
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/20	45,000	45,191
Florida Higher Edl. Facilities Fing. Auth. Series 2019:
5% 10/1/20	225,000	231,299
5% 10/1/21	450,000	476,519
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Series 2019 A, 2% 8/1/21	2,500,000	2,521,850
Florida Hsg. Fin. Corp. Rev. Series 2017:
1.95% 1/1/21	425,000	427,758
2% 7/1/21	370,000	373,482
2.05% 1/1/22	285,000	288,785
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	20,000	21,264
5% 10/1/22	45,000	49,159
5% 10/1/23	55,000	61,629
5% 10/1/24	45,000	51,593
5% 10/1/25	40,000	46,924
5% 10/1/26	45,000	52,754
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A, 4% 10/1/22 (b)	430,000	461,992
Series 2016 A, 5% 10/1/20 (b)	300,000	309,408
Series 2016, 5% 10/1/20 (b)	100,000	103,094
Series 2017 A:
5% 10/1/25 (b)	20,000	23,840
5% 10/1/26 (b)	45,000	54,678
Series 2019 A:
5% 10/1/20 (b)	1,380,000	1,423,275
5% 10/1/22 (b)	2,415,000	2,661,499
5% 10/1/23 (b)	700,000	794,668
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	30,000	33,323
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	45,000	49,725
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	20,000	20,431
5% 7/1/22	45,000	49,247
5% 7/1/23	45,000	50,780
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2013 B, 5% 10/1/21	820,000	871,234
Series 2013 C, 5% 10/1/22 (Escrowed to Maturity)	430,000	476,053
Series 2013 D, 5% 10/1/20	670,000	689,431
Series 2014 A:
5% 10/1/20	770,000	792,331
5% 10/1/21	1,380,000	1,466,995
JEA Saint Johns River Pwr. Park Sys. Rev. Series 6, 5% 10/1/20	250,000	250,671
Lee County Solid Waste Sys. Rev. Series 2016, 5% 10/1/20 (b)	1,425,000	1,463,099
Manatee County Rev. Series 2013:
5% 10/1/21	45,000	48,166
5% 10/1/22	20,000	22,094
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	30,000	35,462
Miami Health Facilities Auth. Rev. Series 2017, 5% 7/1/20	110,000	110,769
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/20 (b)	1,150,000	1,185,578
5% 10/1/21 (b)	335,000	357,690
Series 2014:
5% 10/1/20 (b)	560,000	577,325
5% 10/1/22 (b)	235,000	259,055
Series 2015 A, 5% 10/1/21 (b)	255,000	272,271
Series 2017 B:
2.75% 10/1/20 (b)	1,150,000	1,164,341
5% 10/1/20 (b)	2,800,000	2,886,624
Series A1, 5% 10/1/21	315,000	325,171
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
5% 7/1/20	20,000	20,423
5% 7/1/21	345,000	364,755
5% 7/1/22	45,000	49,007
5% 7/1/23	45,000	49,235
Series 2014 A, 5% 7/1/21	250,000	264,315
Series 2014 B:
5% 7/1/20	250,000	255,290
5% 7/1/22	35,000	38,116
5% 7/1/23	70,000	78,469
Miami-Dade County Health Facilities Auth. Hosp. Rev. Series 2010, 5.25% 8/1/21	85,000	87,247
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(b)	3,960,000	4,040,903
Miami-Dade County School Board Ctfs. of Prtn.:
(Miami-Dade County School District) Series 2012 B-2, 4% 4/1/20	190,000	191,719
Series 2014 D:
5% 11/1/20	215,000	222,339
5% 11/1/21	135,000	144,582
5% 11/1/22	65,000	71,942
5% 11/1/23	165,000	188,313
Series 2015 A:
5% 5/1/21	415,000	436,875
5% 5/1/22	605,000	658,797
5% 5/1/23	140,000	157,389
Series 2015 B, 5% 5/1/24	645,000	745,588
Series 2015 D, 5% 2/1/22	410,000	442,853
North Broward Hosp. District Rev. Series 2017 B:
5% 1/1/20	220,000	220,579
5% 1/1/21	205,000	212,234
Orange County Health Facilities Auth. Series B:
5% 10/1/20	1,660,000	1,712,055
5% 10/1/21	1,330,000	1,421,331
5% 10/1/22	1,295,000	1,430,599
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	305,000	334,192
Palm Beach County Health Facilities Auth. Hosp. Rev.:
Series 2014:
4% 12/1/19 (Escrowed to Maturity)	20,000	20,000
5% 12/1/20 (Escrowed to Maturity)	30,000	31,114
5% 12/1/21 (Escrowed to Maturity)	35,000	37,592
5% 12/1/23 (Escrowed to Maturity)	5,000	5,726
5% 12/1/24 (Escrowed to Maturity)	10,000	11,747
Series 2019:
5% 8/15/20	1,700,000	1,744,987
5% 8/15/21	425,000	451,792
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.):
Series 2018 A, 5% 8/1/21	2,000,000	2,124,600
Series 2018 B, 5% 8/1/21	1,100,000	1,168,530
Series 2014 B:
4% 8/1/21	90,000	94,131
5% 8/1/21	115,000	122,165
5% 8/1/22	20,000	21,996
Pasco County School Board Ctfs. of Prtn. Series 2005 B, 1.45%, tender 8/1/30 (a)	3,975,000	3,975,000
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/20	20,000	20,617
5% 10/1/21	120,000	128,105
5% 10/1/22	20,000	22,006
Pinellas County Hsg. Fin. Auth. Bonds (Lutheran Apts. Proj.) Series 2019 B, 1.25%, tender 8/1/21 (a)	1,625,000	1,621,133
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	20,000	23,847
5% 7/1/26	25,000	30,551
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	65,000	69,337
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	30,000	33,611
Tampa Solid Waste Sys. Rev. Series 2013, 5% 10/1/20 (b)	540,000	555,978
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A, 5% 9/1/20	40,000	41,080
Series 2016 A, 5% 9/1/20	150,000	154,107

TOTAL FLORIDA		77,210,849

Georgia - 2.3%
Atlanta Arpt. Rev. 5% 1/1/22	20,000	21,589
Atlanta Urban Residential Fin. Auth. Bonds:
(Bethel Towers Apt. Proj.) Series 2018, 2.07%, tender 11/1/20 (a)	10,000,000	10,039,258
(Creekside at Adamsville Place Proj.) Series 2019, 1.95%, tender 5/1/21 (a)	7,000,000	7,046,410
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (a)	1,500,000	1,546,515
Series 2013, 1.55%, tender 8/19/22 (a)	1,370,000	1,364,246
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/22	1,000,000	1,095,710
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	1,405,000	1,427,663
Series 1995 5, 2.05%, tender 11/19/21 (a)	375,000	377,786
Series 2008, 1.65%, tender 6/18/21 (a)	685,000	685,521
Series 2012 1st, 1.55%, tender 8/22/22 (a)	2,000,000	1,992,120
Series 2013 1st, 2.925%, tender 3/12/24 (a)	990,000	1,034,223
(Oglethorpe Pwr. Corp. Vogtle Proj.):
Series 2013 A, 2.4%, tender 4/1/20 (a)	220,000	220,605
Series 2017 E, 3.25%, tender 2/3/25 (a)	100,000	104,271
Series 1996, 2.35%, tender 12/11/20 (a)	1,485,000	1,496,697
Clarke County Hosp. Auth. Series 2016, 5% 7/1/20	190,000	194,121
Cobb County Kennestone Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	45,000	45,549
5% 4/1/21	100,000	104,623
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. Bonds Series 2019 A, 2%, tender 2/1/21 (a)	9,000,000	9,049,320
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (a)	750,000	857,325
Fulton County Dev. Auth. Hosp. R (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	40,000	40,488
5% 4/1/21	85,000	88,930
Fulton County Dev. Auth.:
(Piedmont Healthcare, Inc. Proj.) Series 2016, 5% 7/1/20	130,000	132,819
Bonds Series 2018 A, 2%, tender 3/1/20 (a)	4,000,000	4,006,444
Fulton County Dev. Auth. Rev. Series 2019 C:
5% 7/1/21	1,000,000	1,059,850
5% 7/1/22	1,000,000	1,095,710
5% 7/1/23	1,300,000	1,470,378
Gainesville & Hall County Hosp. Auth. Rev. Bonds (Northeast Georgia Health Sys., Inc. Proj.) Series 2014 B, SIFMA Municipal Swap Index + 0.950% 2.05%, tender 12/5/19 (a)(c)	2,225,000	2,225,327
Georgia Hsg. & Fin. Auth. Rev. Series 2016 B-2, 1.45% 6/1/20 (b)	1,000,000	1,000,442
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series 2012 A, 5% 11/1/20	300,000	309,907
(Gen. Resolution Projs.) Series 2009 B, 5% 1/1/20 (Escrowed to Maturity)	275,000	275,831
Series 2008 A, 5.25% 1/1/21	140,000	145,760
Series 2009 B, 5% 1/1/20	4,955,000	4,968,784
Series 2011 A:
5% 1/1/20	445,000	446,238
5% 1/1/21	3,960,000	4,112,341
Series 2011 B, 5% 1/1/21	450,000	467,312
Series 2015 A:
5% 1/1/20	390,000	391,085
5% 1/1/21	255,000	264,810
Series 2016 A:
4% 1/1/21	280,000	287,790
5% 1/1/20	715,000	716,989
5% 1/1/20 (Escrowed to Maturity)	735,000	737,220
5% 1/1/22	250,000	267,888
Series 2019 A:
5% 1/1/21	600,000	623,082
5% 1/1/22	1,085,000	1,162,632
Series C, 5% 1/1/22	1,200,000	1,285,860
Series GG:
5% 1/1/20	135,000	135,381
5% 1/1/21	255,000	264,950
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/22	20,000	22,053
5% 10/1/23	55,000	62,438
Series R, 5% 10/1/21	110,000	117,347
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/20	40,000	40,228
3% 4/1/21	35,000	35,701
Lagrange-Troup County Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	30,000	30,366
5% 4/1/21	85,000	88,930
Macon-Bibb County Hsg. Auth. Bonds Series 2018, 2.04%, tender 4/1/20 (a)	5,000,000	5,009,989
Main Street Natural Gas, Inc.:
Series 2018 C, 4% 12/1/19	215,000	215,000
Series 2019 A:
5% 5/15/20	500,000	507,768
5% 5/15/22	1,000,000	1,079,980
Series 2019 C:
5% 9/1/20 (e)	440,000	451,559
5% 9/1/21 (e)	285,000	302,362
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	435,000	442,921
Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 2009 1, 2.05%, tender 11/19/21 (a)	705,000	710,238
Series 2009, 2.35%, tender 12/11/20 (a)	2,175,000	2,197,447
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2002 1, 2%, tender 6/25/20 (a)	250,000	250,932
Northwest Georgia Hsg. Auth. Multifamily Hsg. Bonds (Meadow Lane Apts. Proj.) Series 2017, 1.7%, tender 9/1/20 (a)	1,500,000	1,500,428
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	75,000	78,742

TOTAL GEORGIA		79,832,229

Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queens Health Sys. Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.140% 1.55%, tender 7/1/39 (a)(c)	575,000	575,000
Honolulu City & County Gen. Oblig. Bonds Series 2017 H:
SIFMA Municipal Swap Index + 0.310% 1.41%, tender 12/5/19 (a)(c)	2,180,000	2,180,112
SIFMA Municipal Swap Index + 0.320% 1.42%, tender 12/5/19 (a)(c)	1,965,000	1,965,094
SIFMA Municipal Swap Index + 0.320% 1.42%, tender 12/5/19 (a)(c)	875,000	875,045
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/20 (b)	65,000	66,564
5% 8/1/21 (b)	10,000	10,599
5% 8/1/21 (FSA Insured) (b)	300,000	317,973
5% 8/1/22 (b)	45,000	49,219
5% 8/1/23 (b)	30,000	33,754

TOTAL HAWAII		6,073,360

Idaho - 0.0%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/20	515,000	519,533
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/21	230,000	243,874
Series 2019 A, 4% 1/1/50	55,000	60,233

TOTAL IDAHO		823,640

Illinois - 3.8%
Champaign County Cmnty. Unit Series 2017, 5% 1/1/21	355,000	369,165
Chicago Board of Ed.:
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	560,000	530,376
Series 2019 A, 5% 12/1/23	1,000,000	1,097,200
Chicago Gen. Oblig.:
Series 2003 B, 5% 1/1/20	720,000	721,665
Series 2010, 5% 12/1/19	220,000	220,000
Series 2015 C:
5% 1/1/20	280,000	280,648
5% 1/1/21 (Escrowed to Maturity)	435,000	452,500
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2014 D, 5% 12/1/19	2,255,000	2,255,000
Chicago Midway Arpt. Rev.:
Series 2013 B:
5% 1/1/22	110,000	118,364
5% 1/1/23	130,000	144,313
Series 2014 B:
5% 1/1/20	15,000	15,044
5% 1/1/21	10,000	10,408
5% 1/1/23	55,000	61,056
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/20	5,000	5,010
5% 1/1/21	10,000	10,254
5% 1/1/22	5,000	5,227
5% 1/1/23	10,000	10,638
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/21	30,000	31,223
Series 2012 B:
4% 1/1/20 (b)	1,110,000	1,112,275
5% 1/1/21 (b)	100,000	103,902
5% 1/1/22 (b)	1,875,000	2,012,756
Series 2013 A:
5% 1/1/21 (b)	1,800,000	1,870,236
5% 1/1/23 (b)	505,000	558,505
Series 2013 B, 5% 1/1/22	85,000	91,554
Series 2013 C, 5% 1/1/22 (b)	700,000	751,429
Series 2013 D, 5% 1/1/22	70,000	75,398
Series 2015 B, 5% 1/1/21	600,000	624,468
Series 2017 D, 5% 1/1/27 (b)	35,000	42,380
Series 2018 A, 5% 1/1/21 (b)	250,000	259,755
Chicago Park District Gen. Oblig.:
Series 2010 A, 4.5% 1/1/23	400,000	405,896
Series 2010 C, 5% 1/1/20	250,000	250,664
Series 2013 D, 5% 1/1/20	355,000	355,942
Series 2015 B, 5% 1/1/21	425,000	439,998
Series 2018 E, 5% 11/15/20	290,000	299,396
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/20	860,000	874,514
5% 6/1/21	635,000	667,048
5% 6/1/25	25,000	29,154
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	25,000	26,690
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	185,000	185,479
Series 2009 D, 5% 11/15/21	500,000	501,295
Series 2010 A, 5.25% 11/15/22	110,000	113,809
Series 2011 A, 5.25% 11/15/22	20,000	21,323
Series 2012 C:
5% 11/15/20	155,000	160,052
5% 11/15/21	120,000	127,626
5% 11/15/22	590,000	644,345
Series 2014 A:
5% 11/15/20	20,000	20,652
5% 11/15/21	10,000	10,636
5% 11/15/22	30,000	32,763
Series 2016 A, 5% 11/15/21	2,250,000	2,392,988
Series 2018, 5% 11/15/20	615,000	635,043
Cook County School District No. 87 Series 2012 A, 3% 12/1/19	1,215,000	1,215,000
DeKalb County Cmnty. Unit Scd Series 2001, 0% 1/1/21 (AMBAC Insured)	1,175,000	1,153,991
Illinois Edl. Facilities Auth. Rev. Bonds Series 1998 B, 1.875%, tender 2/13/20 (a)	2,000,000	2,002,553
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	35,000	41,579
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 C, 5% 8/15/20	690,000	707,670
(OSF Healthcare Sys.):
Series 2010 A, 6% 5/15/39 (Pre-Refunded to 5/15/20 @ 100)	1,000,000	1,021,420
Series 2018 A, 5% 5/15/20	700,000	711,673
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	3,030,000	3,047,483
Series 2016 B, 1 month U.S. LIBOR + 1.350% 2.597%, tender 5/1/21 (a)(c)	1,090,000	1,092,136
Series 2017 B, 5%, tender 12/15/22 (a)	265,000	293,445
Series E, 2.25%, tender 4/29/22 (a)	500,000	510,440
Series 2010, 5% 5/1/20	250,000	253,808
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	25,000	26,851
Series 2012 A:
5% 5/15/22	250,000	271,128
5% 5/15/23	30,000	32,543
Series 2012:
5% 9/1/20	30,000	30,835
5% 9/1/21	45,000	47,934
5% 9/1/22	75,000	82,628
Series 2015 A:
5% 11/15/22	10,000	11,060
5% 11/15/22	800,000	880,920
5% 11/15/24	35,000	40,680
5% 11/15/25	45,000	53,490
5% 11/15/26	45,000	53,303
Series 2015 B, 5% 11/15/24	45,000	52,654
Series 2016 A:
5% 8/15/20	10,000	10,214
5% 2/15/21	15,000	15,647
5% 8/15/21	15,000	15,770
5% 2/15/23	20,000	22,238
5% 8/15/23	35,000	38,782
5% 8/15/24	50,000	56,713
Series 2016 C:
5% 2/15/20	110,000	110,752
5% 2/15/22	225,000	243,396
5% 2/15/23	100,000	111,690
5% 2/15/24	115,000	132,275
Series 2016 D, 5% 2/15/20	1,980,000	1,994,577
Series 2016:
5% 5/15/21	705,000	742,027
5% 7/1/22	65,000	71,308
5% 5/15/25	10,000	11,746
5% 5/15/26	20,000	23,975
5% 5/15/27	25,000	29,757
Series 2017 A, 5% 7/15/21	500,000	530,075
Series 2017:
5% 1/1/23	35,000	39,000
5% 1/1/25	50,000	59,027
Series 2019, 5% 4/1/26	1,000,000	1,205,050
Illinois Gen. Oblig.:
Series 2006, 5% 6/1/21	405,000	423,229
Series 2010:
5% 1/1/21 (FSA Insured)	35,000	35,097
5% 1/1/23 (FSA Insured)	250,000	250,728
Series 2012 A, 4% 1/1/23	30,000	31,080
Series 2012:
5% 8/1/20 (FSA Insured)	785,000	803,517
5% 8/1/21	55,000	57,746
5% 8/1/22	760,000	817,585
Series 2013:
5% 7/1/21	140,000	146,646
5% 7/1/22	375,000	402,566
Series 2014:
5% 2/1/20	665,000	668,528
5% 2/1/21	865,000	896,746
5% 2/1/22	65,000	69,031
5% 4/1/23	50,000	54,426
5% 2/1/25	50,000	54,917
Series 2016:
5% 1/1/20	1,760,000	1,764,504
5% 11/1/20	900,000	926,393
5% 1/1/21	2,865,000	2,963,327
5% 2/1/21	4,000,000	4,146,800
5% 11/1/21	1,505,000	1,590,093
5% 1/1/22	1,650,000	1,748,522
5% 1/1/26	300,000	340,872
5% 2/1/26	1,235,000	1,403,442
Series 2017 A, 5% 12/1/23	750,000	828,465
Series 2017 D:
5% 11/1/20	9,000,000	9,237,453
5% 11/1/21	2,180,000	2,299,050
5% 11/1/23	420,000	461,446
Series 2018 A:
5% 10/1/20	4,200,000	4,311,941
5% 10/1/21	1,500,000	1,581,165
5% 10/1/26	1,340,000	1,536,766
Series 2018 B, 5% 10/1/20	1,600,000	1,642,644
Series 2019 A, 5% 11/1/20	4,000,000	4,117,303
Series 2019 B, 5% 9/1/20	1,260,000	1,290,217
Illinois Health Facilities Auth. Rev. Series 2003, 1.6% 11/15/22	185,000	186,497
Illinois Muni. Elec. Agcy. Pwr. Supply:
Series 2007 C, 5.25% 2/1/20	185,000	186,162
Series 2015 A:
5% 2/1/21	470,000	489,858
5% 2/1/22	640,000	689,715
5% 2/1/23	25,000	27,799
Illinois Reg'l. Trans. Auth.:
Series 1994 C, 7.75% 6/1/20 (FGIC Insured)	1,000,000	1,031,888
Series 2000, 6.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	668,605
Series 2002 A, 6% 7/1/21	460,000	493,874
Series 2010A, 5% 7/1/20	465,000	466,342
Series 2017 A:
5% 7/1/20	210,000	214,505
5% 7/1/21	210,000	222,195
Illinois Sales Tax Rev.:
Series 2011, 4% 6/15/20	1,635,000	1,653,998
Series 2013, 5% 6/15/20	2,380,000	2,420,228
Series 2016 D, 5% 6/15/23	1,500,000	1,639,125
Illinois State Univ. Revs. Series 2018 A, 5% 4/1/23 (FSA Insured)	290,000	318,017
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A:
5% 12/1/20	2,600,000	2,698,166
5% 12/1/21	640,000	688,051
5% 12/1/22	1,090,000	1,207,273
Kane County School District #129, Aurora West Side Series 2014 A, 2.75% 2/1/22	1,000,000	1,021,730
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
Series 2008, 0% 2/1/20 (FSA Insured)	2,000,000	1,995,146
Series 2011, 5.5% 2/1/23	550,000	613,344
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	105,000	97,375
0% 1/15/25	110,000	99,782
0% 1/15/26	80,000	70,758
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/23	50,000	55,614
Metropolitan Pier & Exposition:
Series 1994, 0% 6/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365,000	354,707
Series 2012 B, 5% 12/15/22	1,655,000	1,784,984
Minooka Ill Spl. Assmt Series 2014, 3.5% 12/1/19 (FSA Insured)	119,000	119,000
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010:
5.25% 6/1/20	2,295,000	2,338,613
5.25% 6/1/21	500,000	528,265
Series 2017:
5% 6/1/22	1,920,000	2,086,598
5% 6/1/23	1,700,000	1,903,048
Rockford Park District Series 2019 B, 3% 12/15/20	1,165,000	1,180,324
Skokie Pk District Series 2003, 0% 12/1/22	1,830,000	1,751,292
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	265,000	295,565
Univ. of Illinois Rev.:
Series 2005 A, 5.5% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	738,374
Series 2011 A, 5% 4/1/21	250,000	262,065
Series 2011, 5% 4/1/22	350,000	366,310
Series 2019 A, 5% 4/1/22	485,000	525,386
Waukegan Gen. Oblig.:
Series 2018 A:
3% 12/30/20 (FSA Insured)	1,000,000	1,017,440
4% 12/30/21 (FSA Insured)	410,000	430,861
4% 12/30/22 (FSA Insured)	425,000	455,269
Series 2018 B, 4% 12/30/22 (FSA Insured)	400,000	428,488
Whiteside & Lee Counties Cmnty. Unit School District Series 2018 A, 4% 12/1/21	1,325,000	1,389,846
Will County Cmnty. Consolidated School District Series 2013, 2.3% 1/1/21	2,950,000	2,983,365
Will County Cmnty. Unit School District No. 200-U Series 2012, 4% 11/1/20	1,910,000	1,957,596

TOTAL ILLINOIS		130,190,993

Indiana - 1.4%
Hammond Loc Pub. Impt. Bd Bank Series 2019 A, 3.1% 12/31/19	4,250,000	4,253,979
Indiana Bond Bank Series 2019 A, 4% 1/3/20	6,500,000	6,515,944
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 1.4%, tender 12/2/19 (a)(b)	400,000	400,000
Series A, 1.4%, tender 12/2/19 (a)(b)	8,000,000	8,000,000
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	710,000	736,668
Indiana Fin. Auth. Hosp. Rev.:
Bonds:
Series 2011 H, 1.65%, tender 7/1/22 (a)	3,300,000	3,318,909
Series 2011 L:
SIFMA Municipal Swap Index + 0.280% 1.38%, tender 7/2/21 (a)(c)	3,300,000	3,300,924
SIFMA Municipal Swap Index + 0.280% 1.38%, tender 7/2/21 (a)(c)	3,500,000	3,500,980
Series 2015 B, 1.65%, tender 7/2/22 (a)	1,190,000	1,196,819
Series 2013:
5% 8/15/22	15,000	16,502
5% 8/15/23	20,000	22,651
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019:
3% 2/1/22	210,000	217,489
3% 2/1/23	225,000	236,527
4% 2/1/24	200,000	220,768
4% 2/1/25	275,000	309,218
(DePauw Univ. Proj.) Series 2019:
5% 7/1/20	450,000	459,337
5% 7/1/21	565,000	596,713
5% 7/1/22	600,000	653,424
Series 2010 B, 5% 12/1/19	290,000	290,000
Series 2012:
5% 3/1/20 (Escrowed to Maturity)	15,000	15,140
5% 3/1/21 (Escrowed to Maturity)	25,000	26,176
Series 2016, 4% 9/1/20	130,000	132,453
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	20,000	20,627
5% 10/1/22	35,000	38,572
Series 2014 A:
5% 10/1/20	10,000	10,314
5% 10/1/21	10,000	10,681
5% 10/1/22	15,000	16,553
Series 2015 A:
5% 10/1/24	35,000	40,994
5% 10/1/25	35,000	41,000
Indiana Health Facility Fing. Auth. Rev. Bonds:
Series 2001 A2, 2%, tender 2/1/23 (a)	155,000	158,063
Series 2005 A-5, 1.35%, tender 8/4/20 (a)	2,430,000	2,431,927
Series 2005 A-8, 1.25%, tender 5/1/20 (a)	340,000	340,026
Series 2017:
1.35%, tender 8/4/20 (a)	155,000	155,123
1.375%, tender 5/1/20 (a)	880,000	880,517
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1:
5% 1/1/21 (b)	960,000	998,621
5% 1/1/23 (b)	45,000	49,753
5% 1/1/24 (b)	60,000	68,152
5% 1/1/25 (b)	65,000	75,691
Lafayette School Corp. Series 2019:
4% 7/15/20 (e)	415,000	420,862
4% 1/15/21 (e)	425,000	435,804
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/20	30,000	30,095
4% 1/15/21	25,000	25,749
5% 7/15/20	25,000	25,571
5% 7/15/21	20,000	21,180
Michigan City School Bldg. Corp. (Michigan Gen. Oblig. Proj.) Series 2016 A, 5% 7/15/20	1,040,000	1,053,765
Mount Vernon Ind. Envir. Bonds (Southern Indiana Gas & Elec. Co. Proj.) Series 2015, 2.375%, tender 9/1/20 (a)(b)	1,000,000	1,001,269
Purdue Univ. Rev. Series 2012 AA, 5% 7/1/27	255,000	279,202
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	1,825,000	1,899,077
Bonds:
(BA Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (a)(b)	1,640,000	1,942,695
(BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (a)(b)	980,000	1,073,178
Series 2016 A, 5%, tender 3/1/23 (a)(b)	500,000	551,710

TOTAL INDIANA		48,517,392

Iowa - 0.6%
Iowa Fin. Auth. Multi-family Rev. Bonds (Elevate at Jordan Creek Apts. Proj.) Series 2018, 2%, tender 3/1/20 (a)	12,600,000	12,617,580
Iowa Fin. Auth. Rev. Series 2018 B:
5% 2/15/20	300,000	302,221
5% 2/15/22	540,000	582,682
Iowa Fin. Auth. Single Family Mtg. Bonds Series 2018 B, SIFMA Municipal Swap Index + 0.300% 1.4%, tender 5/3/21 (a)(c)	3,500,000	3,495,240
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2015 A, 5% 12/1/21 (b)	1,000,000	1,062,660
Series 2018 A:
5% 12/1/20 (b)	500,000	516,051
5% 12/1/21 (b)	500,000	531,330
5% 12/1/22 (b)	725,000	791,591
Series 2019 B, 5% 12/1/23 (b)	600,000	678,708

TOTAL IOWA		20,578,063

Kansas - 0.2%
Desoto Usd # 232 Series 2015 A, 5% 9/1/22	35,000	38,590
Kansas Dept. of Trans. Hwy. Rev.:
Series 2004 C1, 1 month U.S. LIBOR + 0.300% 1.547% 9/1/21 (a)(c)	5,000,000	5,015,692
Series 2018 A, 5% 9/1/20	1,020,000	1,049,395
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 B:
5% 3/1/20 (e)	675,000	681,327
5% 3/1/21 (e)	500,000	523,455
Wichita Health Care Facilities Series III, 4% 5/15/21	455,000	464,328
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	10,000	10,997
5% 9/1/23	15,000	16,993
5% 9/1/25	15,000	17,843

TOTAL KANSAS		7,818,620

Kentucky - 1.6%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
4% 2/1/20	205,000	205,646
5% 2/1/24	30,000	33,422
(Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/25	20,000	22,774
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2008 A, 1.2%, tender 6/1/21 (a)(b)	930,000	928,903
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/20	55,000	55,156
5% 1/1/22	285,000	307,649
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A, 5% 9/1/21	360,000	382,313
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	345,000	352,404
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A:
5% 6/1/20	110,000	111,615
5% 6/1/21	230,000	239,957
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2019 A1 5% 6/1/23 (b)	250,000	276,348
Series 2019 A1, 5% 6/1/22 (b)	200,000	215,514
Kentucky Hsg. Corp. Hsg. Rev. Bonds (Westminster Village Proj.) Series 2019, 2%, tender 4/1/21 (a)	2,000,000	2,013,280
Kentucky Rural Wtr. Fin. Corp. Series 2018 E1, 2.25% 3/1/20	6,000,000	6,002,681
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series D:
5% 5/1/20	1,635,000	1,659,767
5% 5/1/21	530,000	557,401
(Kentucky St Proj.):
Series 2005 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,234,800
Series 2005, 5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460,000	471,191
(Proj. No. 100) Series 2011 A, 5% 8/1/20	1,155,000	1,183,098
(Proj. No. 115) Series 2017, 5% 4/1/20	775,000	784,357
(Proj. No. 117) Series B, 3% 5/1/20	540,000	543,769
(Proj. No. 98) Series 2010:
4% 8/1/20	775,000	788,771
5% 8/1/21	710,000	727,892
Series 2015 B, 5% 8/1/20	915,000	937,259
Series 2015, 4% 8/1/20	300,000	305,331
Series 2017:
5% 4/1/21	600,000	629,202
5% 4/1/22	400,000	432,828
Series 2018:
5% 5/1/21	1,145,000	1,204,197
5% 5/1/23	1,415,000	1,581,206
Series A:
3% 2/1/20	340,000	340,928
5% 10/1/21	200,000	213,320
5% 11/1/21	350,000	374,360
5% 8/1/22	590,000	625,194
5% 11/1/25	350,000	414,572
Series B:
5% 11/1/21	900,000	962,640
5% 8/1/22	730,000	798,036
5% 8/1/23	350,000	393,929
Series C, 5% 11/1/21 (e)	975,000	1,023,077
Kentucky, Inc. Pub. Energy:
Bonds Series 2019 A1, 4%, tender 6/1/25 (a)	1,000,000	1,108,530
Series 2018 B:
4% 7/1/20	1,000,000	1,014,493
4% 7/1/21	1,350,000	1,401,881
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A:
5% 7/1/21 (b)	1,250,000	1,323,200
5% 7/1/23 (b)	1,750,000	1,967,578
5% 7/1/24 (b)	155,000	178,912
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	55,000	59,922
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	230,000	250,583
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 B, 2.55%, tender 5/3/21 (a)	2,000,000	2,032,140
Series 2007 A, 1.65%, tender 6/1/21 (a)	7,250,000	7,276,680
Series 2007 B, 1.65%, tender 6/1/21 (a)	2,000,000	2,007,360
Paducah Elec. Plant Board Rev. Series 2019, 5% 10/1/22	2,005,000	2,197,901
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 A, 2.3%, tender 9/1/21 (a)	600,000	609,090
Series 2001 B, 2.55%, tender 5/3/21 (a)	2,590,000	2,631,621
Univ. Louisville Revs. Series 2016 C, 3% 9/1/21	780,000	801,965

TOTAL KENTUCKY		56,196,643

Louisiana - 0.6%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/21 (FSA Insured)	1,770,000	1,869,332
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	35,000	38,484
Series 2014 D1, 5% 12/1/22	30,000	33,350
Series 2016 B:
5% 8/1/22	310,000	340,944
5% 8/1/23	135,000	152,874
Series 2016 D:
5% 9/1/22	140,000	154,400
5% 9/1/24	155,000	181,114
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Bonds Series 2018, 2.4%, tender 6/1/20 (a)	7,000,000	7,031,259
Louisiana Offshore Term. Auth. Deepwater Port Rev. Bonds Series 2010 B-1A, 2%, tender 10/1/22 (a)	815,000	821,300
Louisiana Pub. Facilities Auth. Rev. Series 2009 A, 5.25% 7/1/20 (Escrowed to Maturity)	870,000	889,452
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	35,000	37,027
5% 7/1/22	20,000	21,871
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/20 (b)	710,000	711,964
5% 1/1/22 (b)	280,000	300,034
5% 1/1/23 (b)	1,055,000	1,163,760
5% 1/1/24 (b)	5,000	5,660
5% 1/1/25 (b)	5,000	5,796
5% 1/1/26 (b)	10,000	11,832
Series 2017 D1, 5% 1/1/20	220,000	220,635
Series 2017 D2:
5% 1/1/20 (b)	50,000	50,138
5% 1/1/21 (b)	290,000	300,649
5% 1/1/22 (b)	345,000	369,685
5% 1/1/23 (b)	10,000	11,031
5% 1/1/24 (b)	15,000	16,981
5% 1/1/25 (b)	10,000	11,592
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	2,780,000	2,779,027
St. Tammany Parish Hosp. Svc. (St. Tammany Parish Hosp. Proj.) Series 2011, 4.5% 7/1/21 (Escrowed to Maturity)	600,000	631,044
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/20	1,225,000	1,243,977
5% 5/15/21	435,000	456,241
5% 5/15/23	100,000	111,188

TOTAL LOUISIANA		19,972,641

Maine - 0.0%
Maine Fin. Auth. Student Ln. Rev. Series 2019 A, 5% 12/1/23 (FSA Insured) (b)	500,000	562,285
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of New England Proj.) Series 2017 A, 4% 7/1/20	250,000	253,885
Series 2017 B, 4% 7/1/21	85,000	88,504
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	50,000	53,001
5% 7/1/22	40,000	43,903

TOTAL MAINE		1,001,578

Maryland - 0.5%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	70,000	81,609
5% 7/1/25	75,000	89,694
Cmnty. Dev. Admin Dept. Hsg. Series 2018 A, 2.44% 3/1/20	3,000,000	3,003,488
County Commissioners of Charles County Consolidated Series 2018, 5% 10/1/20	2,990,000	3,085,528
Howard County Gen. Oblig. (MD Consolidated Pub. Impt. Proj.) Series 2018 A, 5% 2/15/20	975,000	982,576
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015:
5% 7/1/22	20,000	21,813
5% 7/1/23	20,000	22,442
5% 7/1/24	45,000	51,856
5% 7/1/25	40,000	47,247
Series 2017, 5% 7/1/20	1,330,000	1,358,922
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2018 B, 2.61% 4/1/20	4,655,000	4,664,416
Series 2019 B:
1.55% 9/1/20	1,020,000	1,022,783
1.6% 3/1/21	1,390,000	1,396,283
4% 9/1/49	285,000	312,577
Maryland-Nat'l. Cap. Park and Planning Commission Series 2018 A, 5% 11/1/20	675,000	698,856
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 1.22%, tender 12/2/19 (a)	500,000	500,000

TOTAL MARYLAND		17,340,090

Massachusetts - 0.8%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2019 C, 5% 1/1/21	2,500,000	2,603,600
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/20	260,000	265,608
Bonds Series S3, SIFMA Municipal Swap Index + 0.500% 1.6%, tender 1/26/23 (a)(c)	3,400,000	3,406,018
Series 2011, 7.25% 1/1/32 (Pre-Refunded to 1/1/21 @ 100)	1,700,000	1,810,925
Series 2016 A, 5% 7/15/22	30,000	33,028
Series 2016 I:
5% 7/1/21	10,000	10,545
5% 7/1/22	15,000	16,312
5% 7/1/23	15,000	16,781
5% 7/1/24	25,000	28,713
5% 7/1/25	20,000	23,530
5% 7/1/26	20,000	24,024
Series 2019 A:
5% 7/1/20	450,000	458,995
5% 7/1/21	200,000	210,728
5% 7/1/22	450,000	488,637
5% 7/1/24	155,000	177,432
Massachusetts Edl. Fing. Auth. Rev.:
Series 2011 J, 5.125% 7/1/22 (b)	2,080,000	2,195,544
Series 2015 A, 5% 1/1/22 (b)	600,000	642,930
Series 2016 J:
5% 7/1/21 (b)	1,465,000	1,546,176
5% 7/1/22 (b)	1,475,000	1,603,207
5% 7/1/23 (b)	725,000	809,760
Series 2016, 4% 7/1/20 (b)	1,950,000	1,979,283
Series 2017 A, 4% 7/1/20 (b)	95,000	96,427
Massachusetts Gen. Oblig. Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	1,980,000	1,977,837
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners Healthcare Sys., Inc. Proj.):
Series 2007 G2, 1.28%, tender 12/6/19 (FSA Insured)(a)	2,435,000	2,435,000
Series 2010, 5% 7/1/21	145,000	145,409
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series 2017, 1.5%, tender 7/1/20 (a)	340,000	340,067
Series 2013 163, 2.5% 6/1/20 (b)	1,235,000	1,241,731
Massachusetts Port Auth. Rev.:
Series 2017 A:
5% 7/1/24 (b)	65,000	75,152
5% 7/1/25 (b)	25,000	29,603
Series 2019 A, 5% 7/1/20 (b)	2,250,000	2,298,665

TOTAL MASSACHUSETTS		26,991,667

Michigan - 2.4%
Clarkston Cmnty. Schools:
Series 2016 I, 4% 5/1/20	90,000	91,026
5% 5/1/22	35,000	38,130
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured)	500,000	543,325
Series A, 5% 7/1/25 (FSA Insured)	550,000	628,760
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 2.006% 7/1/32 (a)(c)	90,000	88,767
Ferris State Univ. Rev. Series 2016, 5% 10/1/20	140,000	144,378
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/21	45,000	47,379
5% 5/1/22	40,000	43,567
Grand Rapids Pub. Schools 5% 5/1/23 (FSA Insured)	30,000	33,705
Huron Valley School District Series 2011:
5% 5/1/21	685,000	720,415
5% 5/1/22	450,000	472,986
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	20,000	21,751
5% 5/15/24	10,000	11,484
5% 5/15/25	15,000	17,645
5% 5/15/26	15,000	18,022
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/20	165,000	170,824
Lapeer Cmnty. Schools Series 2016, 4% 5/1/20	310,000	313,430
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2016 I:
5% 4/15/22	455,000	495,736
5% 4/15/24	30,000	34,828
Series I:
5% 4/15/20	1,850,000	1,875,954
5% 10/15/20	2,000,000	2,066,185
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C3, 5% 7/1/22 (FSA Insured)	1,155,000	1,265,545
Series 2014 D1, 5% 7/1/22 (FSA Insured)	2,845,000	3,117,295
(Mclaren Health Care Corp. Proj.) 5% 5/15/21	145,000	152,831
Bonds:
Series 2013 M1, 1.22%, tender 12/2/19 (a)	13,560,000	13,560,000
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 1.58%, tender 2/1/22 (a)(c)	5,000,000	5,006,100
Series 2019 B, 3.5%, tender 11/15/22 (a)	5,750,000	6,078,440
Series 2019 MI2, 5%, tender 2/1/25 (a)	1,605,000	1,880,675
Series 2015 A:
5% 8/1/22	1,050,000	1,152,491
5% 8/1/23	85,000	96,286
Series 2015 MI, 5% 12/1/22	300,000	332,652
Series 2016, 3% 1/1/20	40,000	40,048
Series 2019 A, 2% 8/20/20	15,000,000	15,090,635
Michigan Gen. Oblig. Series 2016:
5% 3/15/21	20,000	20,978
5% 3/15/22	50,000	54,287
5% 3/15/23	85,000	95,328
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	80,000	82,445
Series 2005 A, 1.5%, tender 5/1/20 (a)	305,000	305,335
Series 2005 A4, 5% 11/1/21	3,805,000	4,075,079
Series 2008 C:
5% 12/1/20	500,000	518,726
5% 12/1/21	500,000	536,615
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds:
Series 2008 ET2, 1.45%, tender 9/1/21 (a)	2,700,000	2,693,493
Series CC, 1.45%, tender 9/1/21 (a)	155,000	154,626
Series 2019, 4% 11/15/22	730,000	765,989
Milan Area Schools Series 2019, 5% 5/1/20	760,000	771,291
Oakland Univ. Rev. Series 2016, 5% 3/1/22	385,000	417,278
Portage Pub. Schools Series 2016:
5% 5/1/23	45,000	50,509
5% 11/1/23	30,000	34,177
5% 5/1/24	40,000	46,238
5% 11/1/24	45,000	52,761
5% 5/1/25	25,000	29,709
5% 11/1/25	25,000	30,096
5% 11/1/26	25,000	30,396
5% 11/1/28	20,000	24,177
Royal Oak City School District Series 2018:
5% 5/1/21	250,000	263,505
5% 5/1/22	440,000	478,905
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	35,000	37,276
5% 9/1/23	10,000	11,356
Spring Lake Pub. Schools 5% 5/1/21	90,000	94,757
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
4.125% 12/1/22 (FSA Insured) (b)	530,000	558,058
5% 12/1/19 (b)	11,575,000	11,575,000
Series 2012 B:
5% 12/1/20 (b)	300,000	310,962
5% 12/1/22 (b)	485,000	535,522
Series 2017 A, 5% 12/1/20	155,000	160,899
Series 2017 B:
5% 12/1/19 (b)	365,000	365,000
5% 12/1/20 (b)	270,000	279,866
5% 12/1/21 (b)	300,000	321,168
Zeeland Pub. Schools Series 2015, 5% 5/1/21	445,000	468,007

TOTAL MICHIGAN		81,901,109

Minnesota - 0.6%
Apple Valley Sr. Living Series 2016 B:
3% 1/1/20	145,000	144,971
4% 1/1/21	150,000	151,130
4% 1/1/22	155,000	157,037
Kanabec County Minn Healthcare R Series 2018, 2.75% 12/1/19	875,000	875,000
Maple Grove Health Care Sys. Rev. Series 2017:
4% 5/1/20	890,000	899,219
4% 5/1/21	110,000	113,914
4% 5/1/22	110,000	116,502
5% 5/1/23	110,000	122,686
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	20,000	21,564
5% 1/1/23	20,000	22,266
Series 2014 B:
5% 1/1/21 (b)	50,000	52,012
5% 1/1/22 (b)	45,000	48,364
5% 1/1/23 (b)	20,000	22,157
Series 2019 B:
5% 1/1/21 (b)	5,000,000	5,201,150
5% 1/1/22 (b)	3,000,000	3,224,280
Minneapolis Multi-family Rev. Bonds Series 2019, 1.55%, tender 11/1/21 (a)	4,050,000	4,053,240
Minnesota Hsg. Fin. Agcy.:
Bonds Series 2018 D, SIFMA Municipal Swap Index + 0.430% 1.53%, tender 7/3/23 (a)(c)	3,000,000	2,985,510
Series 2018 F, 2.4% 1/1/20 (b)	925,000	925,636
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	65,000	72,920
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	25,000	26,906
5% 1/1/23	25,000	27,785
5% 1/1/24	35,000	40,024
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	400,000	424,860
Roseville Independent School District #623 Series 2018A, 5% 2/1/21	1,715,000	1,786,241
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	20,000	21,572
5% 1/1/23	35,000	39,022
5% 1/1/24	20,000	23,016

TOTAL MINNESOTA		21,598,984

Mississippi - 0.0%
Mississippi Hosp. Equip. & Facilities Auth. (Forrest County Gen. Hosp. Rfdg. Proj.) Series 2019 B, 5% 1/1/22	350,000	375,344
Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/20	5,000	5,039
5% 3/1/21	10,000	10,376
5% 3/1/22	15,000	15,999
5% 3/1/23	20,000	21,854
5% 3/1/24	15,000	16,768
5% 3/1/25	15,000	17,141
5% 3/1/26	20,000	23,268
Kansas City Santn Swr. Sys. R Series 2018 A, 4% 1/1/21	350,000	360,805
Missouri Health & Edl. Facilities Rev.:
Series 2016, 5% 5/15/20	200,000	203,280
Series 2019 A:
5% 2/15/20	1,750,000	1,763,527
5% 2/15/21	775,000	810,635
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	65,000	71,499
Missouri State Pub. Util. Commn Rev. Series 2019, 1.5% 3/1/21	4,000,000	4,003,520
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/23 (FSA Insured)	1,080,000	1,220,335
Series 2019 B:
5% 7/1/21 (b)	350,000	370,496
5% 7/1/22 (b)	365,000	397,693
5% 7/1/23 (b)	385,000	431,435
5% 7/1/24 (b)	400,000	459,792
5% 7/1/25 (b)	420,000	494,126
Series 2019 C, 5% 7/1/25	660,000	786,568
Saint Louis Muni. Fin. Corp. Leasehold Rev. Series 2017 B, 4% 6/1/21 (FSA Insured)	320,000	332,214
St Louis County Libr District Ctfs. Series 2013, 5% 4/1/20	1,545,000	1,564,425

TOTAL MISSOURI		13,380,795

Montana - 0.1%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	30,000	33,447
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/20	1,815,000	1,828,400
5% 2/15/21	550,000	574,277

TOTAL MONTANA		2,436,124

Nebraska - 0.3%
Central Plains Energy Proj. Gas Supply:
Bonds Series 2019, 4%, tender 8/1/25 (a)(e)	1,170,000	1,311,301
Series 2019:
4% 8/1/20 (e)	2,000,000	2,035,271
4% 2/1/21 (e)	900,000	927,252
4% 8/1/21 (e)	1,500,000	1,564,665
4% 2/1/22 (e)	975,000	1,028,323
4% 8/1/23 (e)	580,000	631,980
Douglas County Hsg. Auth. (Sorensen Sr. Residences Proj.) Series 2017 A, 2.05% 3/1/20	3,000,000	3,000,773
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (b)	170,000	184,612

TOTAL NEBRASKA		10,684,177

Nevada - 1.5%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1:
5% 7/1/20 (b)	1,355,000	1,384,307
5% 7/1/21 (b)	1,825,000	1,931,872
5% 7/1/22 (b)	85,000	92,840
Series 2013 A, 5% 7/1/20 (b)	500,000	510,814
Series 2014 A, 5% 7/1/20 (b)	1,000,000	1,021,629
Series 2017 C, 5% 7/1/21 (b)	9,850,000	10,426,816
Series 2019 D:
5% 7/1/21	5,800,000	6,142,432
5% 7/1/22	10,000,000	10,954,400
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017, 1.6%, tender 5/21/20 (a)	1,060,000	1,061,176
Clark County School District:
Series 2012 A, 5% 6/15/21	560,000	591,438
Series 2015 B, 5% 6/15/20	500,000	509,852
Series 2015 D, 5% 6/15/20	210,000	214,138
Series 2016 A:
5% 6/15/21	35,000	36,965
5% 6/15/23	730,000	819,432
Series 2017 A, 5% 6/15/22	2,000,000	2,178,240
Series 2017 C:
5% 6/15/20	925,000	943,227
5% 6/15/22	300,000	326,736
Series 2017 D, 5% 6/15/20	230,000	234,532
Las Vegas New Convention & Visitors Auth. Rev. Series 2019 B, 4% 7/1/20	350,000	355,705
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 1.875%, tender 12/3/19 (a)(b)(d)(e)	2,400,000	2,400,000
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/24	60,000	67,290
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (a)	115,000	119,422
Washoe County Gas Facilities Rev. Bonds:
Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	7,900,000	7,972,285
Series 2016, 2.05%, tender 4/15/22 (a)(b)	1,100,000	1,110,065

TOTAL NEVADA		51,405,613

New Hampshire - 0.1%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.) Series 2019 A2, 2.15%, tender 7/1/24 (a)(b)	555,000	559,712
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A, 5% 1/1/24 (b)	260,000	290,407
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	225,000	230,814
(Wentworth-Douglas Hosp. Proj.) Series 2011 A, 6% 1/1/34 (Pre-Refunded to 1/1/21 @ 100)	2,710,000	2,849,159
Series 2012:
4% 7/1/20	60,000	60,842
4% 7/1/21	35,000	36,345
Series 2016:
3% 10/1/20	280,000	283,323
5% 10/1/21	25,000	26,571
5% 10/1/23	425,000	479,086

TOTAL NEW HAMPSHIRE		4,816,259

New Jersey - 3.2%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	70,000	70,484
5% 2/15/21	55,000	57,258
5% 2/15/22	55,000	59,148
5% 2/15/23	70,000	77,439
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 0% 11/1/22 (FSA Insured)	580,000	556,237
Hudson County Impt. Auth. Rev. Series 2019 A, 3% 3/6/20	1,000,000	1,004,716
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2011 EE, 4.5% 9/1/20 (Escrowed to Maturity)	115,000	117,794
(New Jersey Transit Corp. Proj.) Series 2017 B, 5% 11/1/22	1,800,000	1,978,128
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	20,000	21,202
5% 6/1/23 (FSA Insured)	25,000	27,914
5% 6/1/24 (FSA Insured)	20,000	22,949
Series 2011 EE, 5% 9/1/20	30,000	30,783
Series 2012 II:
5% 3/1/21 (Escrowed to Maturity)	150,000	156,960
5% 3/1/22	135,000	145,164
5% 3/1/23	525,000	563,924
Series 2013, 5% 3/1/23	3,625,000	4,004,356
Series 2015 XX, 5% 6/15/21	500,000	526,660
Series 2016 BBB, 5% 6/15/21	1,090,000	1,148,119
Series 2017 B, 5% 11/1/20	4,180,000	4,313,388
Series 2017 DDD, 5% 6/15/22	220,000	238,517
Series PP, 5% 6/15/20	50,000	50,937
New Jersey Edl. Facility:
( William Paterson College Proj.) Series 2017 B, 5% 7/1/20	123,000	125,675
Series 2014:
5% 6/15/20	240,000	244,496
5% 6/15/21	240,000	252,797
Series 2016 A:
5% 7/1/21	50,000	52,598
5% 7/1/22	140,000	151,761
5% 7/1/23	75,000	83,602
5% 7/1/24	175,000	200,244
Series 2016 E, 5% 7/1/22	625,000	681,481
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/21	5,000	5,264
5% 7/1/22	5,000	5,432
5% 7/1/23	15,000	16,731
5% 7/1/24	20,000	22,838
5% 7/1/24	10,000	11,419
5% 7/1/24	25,000	29,122
5% 7/1/25	10,000	11,666
5% 7/1/26	5,000	5,938
5% 7/1/27	5,000	5,922
Series 2016:
4% 7/1/20	425,000	430,616
5% 7/1/21	220,000	231,200
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011 1, 5% 12/1/20 (b)	3,520,000	3,645,772
Series 2012 1A, 5% 12/1/20 (b)	2,000,000	2,071,462
Series 2013:
4% 12/1/20 (b)	1,055,000	1,082,311
5% 12/1/21 (b)	1,500,000	1,604,985
Series 2015 1A:
5% 12/1/21 (b)	4,500,000	4,814,955
5% 12/1/22 (b)	200,000	220,462
Series 2015 A, 5% 12/1/20 (b)	1,700,000	1,760,742
Series 2016 1A, 5% 12/1/19 (b)	750,000	750,000
Series 2017 1A:
5% 12/1/22 (b)	215,000	236,997
5% 12/1/23 (b)	45,000	50,940
Series 2017 1B:
5% 12/1/19 (b)	855,000	855,000
5% 12/1/20 (b)	1,665,000	1,724,492
5% 12/1/21 (b)	190,000	203,298
Series 2018 B:
5% 12/1/20 (b)	4,475,000	4,634,895
5% 12/1/21 (b)	835,000	893,442
Series 2019 A:
5% 12/1/20	1,150,000	1,192,953
5% 12/1/22	245,000	271,511
5% 12/1/23	80,000	91,227
5% 12/1/24	45,000	52,694
New Jersey Hsg. & Mtg. Fin. Agcy.:
(Spruce Spires Proj.) Bonds Series 2018 B, 2.02%, tender 8/1/20 (a)	5,000,000	5,020,950
Bonds Series 2019 C, 1.58%, tender 6/1/20 (a)	1,500,000	1,501,251
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2017 B, 1.75% 11/1/20	1,800,000	1,806,653
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2018 B:
2.25% 10/1/20 (b)	4,545,000	4,567,655
2.5% 4/1/21 (b)	4,330,000	4,369,966
Series 2019 D:
4% 4/1/20 (b)	110,000	110,882
4% 10/1/22 (b)	1,340,000	1,418,578
4% 4/1/23 (b)	115,000	122,656
4% 10/1/23 (b)	125,000	134,446
4% 4/1/25 (b)	150,000	164,826
New Jersey Sports & Exposition Auth. Contract Rev. Series 2018 A, 5% 9/1/20	1,000,000	1,023,906
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/20	3,275,000	3,330,598
5% 6/1/21	1,985,000	2,085,064
5% 6/1/22	2,330,000	2,521,153
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C5, 1 month U.S. LIBOR + 0.460% 1.707%, tender 1/1/21 (a)(c)	5,905,000	5,910,255
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.587% 1/1/21 (a)(c)	195,000	195,281
New Jersey Trans. Trust Fund Auth.:
Series 1999 A, 5.75% 6/15/20	35,000	35,795
Series 2006 A, 5.25% 12/15/20	275,000	285,649
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	177,621
Series 2011 B, 5.25% 6/15/22	345,000	364,503
Series 2013 A:
5% 12/15/19	960,000	961,138
5% 6/15/20	395,000	402,400
Series 2013 AA, 5% 6/15/23	500,000	557,045
Series 2016 A:
5% 6/15/20	10,960,000	11,170,044
5% 6/15/21	1,700,000	1,792,769
5% 6/15/22	1,700,000	1,847,067
5% 6/15/27	90,000	106,207
Series 2016 A-2, 5% 6/15/23	630,000	703,716
Series 2018 A:
4% 6/15/20	1,110,000	1,125,396
5% 6/15/21	3,995,000	4,213,007
5% 6/15/22	4,175,000	4,536,179
Series AA, 5% 6/15/20	375,000	382,025
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	480,000	510,758
Rutgers State Univ. Rev. Series Q:
5% 5/1/21 (e)	125,000	130,711
5% 5/1/22 (e)	80,000	86,649
5% 5/1/23 (e)	65,000	72,652
South Jersey Port Corp. Rev. Series 2012 R, 4% 1/1/20 (b)	1,750,000	1,752,340

TOTAL NEW JERSEY		109,396,808

New Mexico - 0.2%
Farmington Poll. Cont. Rev. Bonds:
(Pub. Svc. Co. of New Mexico Proj.) Series 2010 A, 5.2%, tender 6/1/20 (a)	220,000	223,874
(Southern California Edison Co. Four Corners Proj.):
Series 2005 A, 1.875%, tender 4/1/20 (a)	1,010,000	1,010,518
Series 2005 B, 1.875%, tender 4/1/20 (a)	690,000	690,354
Series 2011, 1.875%, tender 4/1/20 (a)	135,000	135,069
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 7/1/50	540,000	591,494
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (Liquidity Facility Royal Bank of Canada) (a)	1,000,000	1,167,550
Series 2019 A:
4% 5/1/22 (Liquidity Facility Royal Bank of Canada)	140,000	148,618
4% 5/1/23 (Liquidity Facility Royal Bank of Canada)	580,000	628,691
4% 11/1/23 (Liquidity Facility Royal Bank of Canada)	245,000	268,432
4% 11/1/24 (Liquidity Facility Royal Bank of Canada)	250,000	278,758
4% 5/1/25 (Liquidity Facility Royal Bank of Canada)	960,000	1,077,994
New Mexico Severance Tax Rev. Series 2015 B, 5% 7/1/21	1,495,000	1,584,730

TOTAL NEW MEXICO		7,806,082

New York - 1.6%
Albany County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 12/15/21 (b)(e)	500,000	529,340
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
5% 7/1/22	10,000	10,938
5% 7/1/24	40,000	46,286
Series 2017:
4% 12/1/19 (d)	300,000	300,000
4% 12/1/20 (d)	200,000	204,757
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2019 B, 1.65%, tender 9/1/24 (a)	800,000	801,872
New York City Gen. Oblig.:
Series 2006, 1.24%, tender 6/1/36 (FSA Insured) (a)	2,425,000	2,425,000
Series 2007 C-4, 1.3%, tender 1/1/32 (FSA Insured) (a)	225,000	225,000
Series 2007, 1%, tender 12/6/19 (FSA Insured) (a)	4,200,000	4,200,000
Series 2008 A-3, 1.24%, tender 8/1/26 (FSA Insured) (a)	3,775,000	3,775,000
Series 2008 C-4, 1.45%, tender 10/1/27 (a)	10,400,000	10,400,000
New York City Hsg. Dev. Corp.:
Bonds:
Series 2016 C2, 1.45%, tender 4/29/20 (a)	1,300,000	1,300,135
Series 2017 G-2, 2%, tender 12/31/21 (a)	2,630,000	2,640,520
Series 2017 A2A, 1.9% 5/1/21	1,150,000	1,150,540
New York Dorm. Auth. Revs. Bonds Series 2019 B1, 5%, tender 5/1/22 (a)	675,000	720,576
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2008 A, SIFMA Municipal Swap Index + 0.450% 1.55%, tender 6/1/22 (a)(c)	1,395,000	1,395,544
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2011 B, 1 month U.S. LIBOR + 0.550% 1.744%, tender 11/1/22 (a)(c)	1,745,000	1,742,522
Series 2018 A, 5%, tender 11/15/20 (a)	3,000,000	3,100,965
Series 2008 B2, 5% 11/15/21	110,000	117,855
Series 2012 B, 5% 11/15/22	45,000	49,841
Series 2012 E, 5% 11/15/21	55,000	58,928
Series 2012 F, 5% 11/15/21	765,000	819,629
Series 2014 C, 5% 11/15/21	60,000	64,285
Series 2016 B, 5% 11/15/21	50,000	53,571
New York St Mtg. Agcy. Homeowner Series 2014 189, 2.5% 10/1/21 (b)	1,640,000	1,662,107
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1999, 1.3%, tender 12/6/19 (AMBAC Insured) (a)	300,000	300,000
New York State Hsg. Fin. Agcy. Rev. Bonds Series 2019 F:
1.8%, tender 5/1/20 (a)	695,000	695,137
1.875%, tender 11/1/21 (a)	2,500,000	2,503,025
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (b)	75,000	80,653
New York State Mtg. Agcy. Rev. Series 52, 1.8% 4/1/20 (b)	1,885,000	1,885,952
New York Trans. Dev. Corp. (Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/22 (b)	1,500,000	1,604,460
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/20 (b)	1,500,000	1,518,110
5% 4/1/22 (b)	700,000	755,944
5% 4/1/23 (b)	2,575,000	2,860,696
5% 4/1/24 (b)	1,720,000	1,960,095
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) 5.75% 3/1/24 (b)	570,000	656,982
Oyster Bay Gen. Oblig. Series 2018, 4% 2/15/20	2,000,000	2,009,817
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	55,000	60,808

TOTAL NEW YORK		54,686,890

New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey:
Series 178-180, 5% 12/1/19 (b)	1,335,000	1,335,000
Series 188, 5% 5/1/21 (b)	11,465,000	12,064,390
Series 2018, 5% 9/15/22 (b)	4,000,000	4,406,640

TOTAL NEW YORK AND NEW JERSEY		17,806,030

Non-State Specific - 0.3%
Fed. Home Ln. Mtg. Corp. Series M 052, 1.31% 6/15/36 (a)	8,980,000	8,980,000
North Carolina - 0.8%
Durham Hsg. Auth. MultiFamily Hsg. Rev. Bonds Series 2017, 1.85%, tender 1/1/20	875,000	875,339
Montgomery County Pub. Facilities Corp. Ltd. Oblig. Series 2018, 3% 9/1/20	2,500,000	2,510,110
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/26	290,000	341,101
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 1.4%, tender 12/3/19 (a)(b)	8,500,000	8,500,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 1993 B, 6% 1/1/22 (Escrowed to Maturity)	1,750,000	1,923,740
North Carolina Grant Anticipation Rev.:
Series 2017:
5% 3/1/22	80,000	86,745
5% 3/1/23	80,000	89,611
Series 2019, 5% 3/1/20	10,000,000	10,092,991
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (a)	1,420,000	1,439,511
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2010 A, 5% 1/1/20	115,000	115,338
Series 2015 E:
5% 1/1/22	110,000	118,529
5% 1/1/23	35,000	38,943
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Series 2015 B, 5% 5/1/22 (b)	550,000	598,769
Series 2017 A:
5% 5/1/22 (b)	400,000	435,468
5% 5/1/23 (b)	235,000	263,686

TOTAL NORTH CAROLINA		27,429,881

North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Bonds (Home Mtg. Fin. Prog.) Series 2019 B, SIFMA Municipal Swap Index + 0.400% 1.5%, tender 2/1/22 (a)(c)	4,000,000	3,999,320
Ohio - 1.9%
Akron Bath Copley Hosp. District Rev.:
Series 2012, 5% 11/15/20	325,000	336,661
Series 2016, 5% 11/15/24	45,000	52,279
Allen County Hosp. Facilities Rev.:
Bonds:
(Mercy Health Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.750% 1.85%, tender 12/5/19 (a)(c)	4,430,000	4,432,425
(Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	120,000	130,388
Series 2010 B, 4.125% 9/1/20	500,000	510,272
Series 2017 A:
5% 8/1/21	780,000	826,597
5% 8/1/22	300,000	328,290
American Muni. Pwr., Inc. Rev. Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (a)	3,000,000	3,024,480
Series 2019 A, 2.3%, tender 2/15/22 (a)	1,800,000	1,827,072
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/26 (FSA Insured)	10,000	11,772
Series 2019 B, 5% 1/1/21 (b)	1,700,000	1,768,391
5% 1/1/20 (FSA Insured)	10,000	10,029
5% 1/1/22 (FSA Insured)	30,000	32,397
5% 1/1/24 (FSA Insured)	25,000	28,738
5% 1/1/25 (FSA Insured)	370,000	437,196
Cleveland Pub. Pwr. Sys. Rev. Series 2016, 5% 11/15/21 (FSA Insured)	1,400,000	1,499,414
Columbus Gen. Oblig. Series 2018 A, 5% 4/1/20	3,185,000	3,225,576
Cuyahoga Metropolitan Hsg. Auth. Bonds:
(Carver Park Phase II Proj.) Series 2018, 2.2%, tender 6/1/20 (a)	3,675,000	3,690,340
(Riverside Park Phase II Proj.) Series 2019, 2%, tender 4/1/21 (a)	3,000,000	3,016,740
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	45,000	48,081
5% 6/15/23	40,000	43,600
Franklin County Hosp. Facilities Rev.:
Bonds (Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 1.53%, tender 11/15/21 (a)(c)	3,800,000	3,807,410
Series 2016 C, 5% 11/1/23	60,000	68,527
Franklin County Multi-family Rev. Bonds Series 2017, 1.77%, tender 6/1/20 (a)	175,000	175,039
Franklin County Rev. Bonds Series 2013 OH, 1.25%, tender 2/3/20 (a)	9,245,000	9,245,442
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/21	45,000	48,314
Hamilton County HealthCare Facilities Rev.:
(Christ Hosp., OH. Proj.) Series 2012, 5% 6/1/20	220,000	223,911
Series 2012, 5% 6/1/21	400,000	421,284
Lucas County Hosp. Rev. Series 2011 D, 4% 11/15/20	2,200,000	2,246,628
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/24	620,000	724,879
5% 8/1/25	310,000	369,678
5% 8/1/26	535,000	649,709
Ohio Gen. Oblig.:
Series 2018, 5% 5/1/20	3,845,000	3,906,454
Series 2019 A, 5% 5/1/20	5,000,000	5,079,706
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	585,000	649,584
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/20	50,000	50,792
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/21	60,000	62,473
5% 1/1/22	35,000	37,759
5% 1/1/23	45,000	50,171
5% 1/1/24	40,000	45,964
5% 1/1/25	45,000	53,245
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
Bonds (Brandt Meadows Apts. Proj.) Series 2019, 2%, tender 9/1/20 (a)	3,700,000	3,713,610
Series 2018, 2.4% 4/1/21 (a)	3,820,000	3,831,639
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	45,000	50,394
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/20	375,000	388,741
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/20	700,000	704,883
5% 2/15/21	15,000	15,622
5% 2/15/22	25,000	26,891
5% 2/15/23	45,000	49,842
5% 2/15/24	35,000	39,751
5% 2/15/25	35,000	40,766
5% 2/15/26	385,000	457,877
Series 2019, 5% 2/15/29	1,000,000	1,134,480
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/24	300,000	343,059
5% 1/1/25	400,000	468,776

TOTAL OHIO		64,464,038

Oklahoma - 0.3%
Beckham Independent School District#6 Elk City Series 2019, 2% 7/1/21	1,405,000	1,413,275
Canadian Cny Edl. Facilities Auth. (Yukon Pub. Schools Proj.) Series 2019, 5% 12/1/20	2,050,000	2,114,984
Midwest City-Del City School District Series 2018 A, 2.5% 1/1/20	660,000	660,665
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City- Del City School Dis Proj.) Series 2018, 5% 10/1/21	240,000	256,210
Oklahoma County Independent School District No. 53 Series 2017, 1.75% 7/1/20	265,000	265,181
Oklahoma County Independent School District No. 9 Series 2018, 2.5% 6/1/21	1,535,000	1,555,554
Oklahoma Dev. Fin. Auth. Rev.:
(Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/23 (e)	560,000	620,558
Series 2004 A, 2.375% 12/1/21 (a)	30,000	30,496
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2019, 1.6%, tender 7/1/22	185,000	185,179
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. Series 2018, 5% 9/1/20	1,500,000	1,541,636

TOTAL OKLAHOMA		8,643,738

Oregon - 0.1%
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(b)	1,920,000	2,069,414
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	770,000	796,034
Oregon Facilities Auth. Rev.:
(Legacy Health Proj.) Series 2011 A, 5.25% 5/1/21	255,000	269,183
Series 2011 C, 5% 10/1/20	110,000	113,366

TOTAL OREGON		3,247,997

Pennsylvania - 2.9%
Adams County Indl. Dev. Auth. Rev. Series 2010, 5% 8/15/20	490,000	502,792
Allegheny County Arpt. Auth. Rev.:
Series 2001, 5% 1/1/21 (Escrowed to Maturity) (b)	1,650,000	1,714,565
Series 2006 B:
5% 1/1/21 (Escrowed to Maturity) (b)	690,000	717,000
5% 1/1/22 (Escrowed to Maturity) (b)	400,000	429,896
Bethlehem Area School District Auth. Bonds (School District Rfdg. Proj.) Series 2018 A, 1 month U.S. LIBOR + 0.480% 1.685%, tender 11/1/21 (a)(c)	3,995,000	3,996,278
Butler Area School District Series 2018, 5% 10/1/22	1,250,000	1,373,550
Chester County Health & Ed. Auth. Rev. Series 2017:
5% 11/1/20	155,000	158,057
5% 11/1/21	160,000	166,229
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/24	265,000	302,707
Series 2020 A, 5% 6/1/23 (e)	350,000	386,530
Commonwealth Fing. Auth. Tobacco Series 2018, 5% 6/1/21	1,000,000	1,051,930
Cumberland County Muni. Auth. Rev. Bonds Series 2014 T1, 2%, tender 4/30/20 (a)	325,000	324,784
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Bonds SIFMA Municipal Swap Index + 0.420% 1.52%, tender 9/1/22 (a)(c)	5,000,000	5,002,900
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B, 5% 7/1/20	150,000	152,675
Easton Area School District Series 2013 A, 5% 4/1/23	705,000	753,455
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/21	1,000,000	1,058,070
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	730,000	734,103
Series B, 1.8%, tender 8/15/22 (a)	75,000	75,754
Luzerne County Series 2015 B, 5% 5/15/20 (FSA Insured)	600,000	609,404
Montgomery County Higher Ed. & Health Auth. Rev.:
Bonds Series 2017, 3%, tender 5/1/21 (a)	1,250,000	1,266,950
Series 2014 A:
5% 10/1/20	30,000	30,684
5% 10/1/23	5,000	5,501
Series 2017:
2% 12/1/19	160,000	160,000
2% 12/1/20	145,000	144,603
3% 12/1/21	155,000	156,989
Series 2019, 5% 9/1/26	1,250,000	1,513,563
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Exelon Generation Co. LLC Proj.) Series 2015 A, 2.6%, tender 9/1/20 (a)	1,090,000	1,100,615
Series 1999 B, 2.7%, tender 4/1/20 (a)(b)	2,850,000	2,862,497
Montgomery County Indl. Dev. Auth. Rev. (Meadowood Sr. Living Proj.) Series 2018 A:
3% 12/1/19	140,000	140,000
3% 12/1/20	250,000	252,696
New Kensington-Arnold School District Series 2019 A:
4% 5/15/21	940,000	976,058
4% 5/15/22	975,000	1,034,748
Northeastern Hosp. & Ed. Auth. Series 2016 A:
4% 3/1/20	160,000	160,719
5% 3/1/21	110,000	113,661
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/20	300,000	306,067
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/20	45,000	45,383
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015, 5% 12/31/20 (b)	980,000	1,013,634
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 A, 1.45%, tender 1/15/20 (a)(b)	7,000,000	6,998,752
(Waste Mgmt., Inc. Proj.) Series 2013, 1.45%, tender 2/3/20 (a)(b)	2,250,000	2,249,432
(Waste Mgmt., Inc. Proj.):
Series 2009, 2.8%, tender 12/1/21 (a)	600,000	616,464
Series 2017 A, 1.7%, tender 8/3/20 (a)(b)	70,000	70,046
1.5%, tender 1/2/20 (a)(b)	3,000,000	2,999,757
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	40,000	42,407
Series 2016:
5% 1/15/20	3,585,000	3,601,074
5% 1/15/22	1,215,000	1,311,204
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 T3 and T4, 2.05%, tender 5/1/20 (a)	1,700,000	1,702,477
2.25%, tender 4/30/20 (a)	1,000,000	1,002,257
Series 2014:
5% 12/1/21	5,000	5,382
5% 12/1/22	20,000	22,264
Pennsylvania Hsg. Fin. Agcy.:
Bonds Series 2018 127C, 1.775%, tender 10/1/23 (a)	4,000,000	4,017,320
Series 2018 127A:
2.05% 4/1/20 (b)	1,815,000	1,817,332
2.15% 10/1/20 (b)	1,710,000	1,716,422
2.25% 4/1/21 (b)	1,900,000	1,914,326
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Bonds Series 2018, 2.45%, tender 7/1/21 (a)	2,000,000	2,033,440
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 114A, 2.9% 10/1/21 (b)	585,000	598,993
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/21	335,000	354,835
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	110,000	118,169
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2018 A1:
SIFMA Municipal Swap Index + 0.350% 1.45% 12/1/20 (a)(c)	2,800,000	2,802,883
SIFMA Municipal Swap Index + 0.430% 1.53% 12/1/21 (a)(c)	3,500,000	3,508,435
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 1.6% 12/1/21 (a)(c)	3,460,000	3,467,958
Philadelphia Arpt. Rev.:
Series 2010 D, 5% 6/15/21 (b)	490,000	499,604
Series 2011 A, 5% 6/15/21 (b)	225,000	237,598
Series 2017 A, 5% 7/1/24	10,000	11,644
Series 2017 B:
5% 7/1/21 (b)	1,300,000	1,374,867
5% 7/1/22 (b)	500,000	546,120
5% 7/1/24 (b)	55,000	63,511
Philadelphia Auth. For Indl. Dev. (Rebuild Proj.) Series 2018, 5% 5/1/20	400,000	406,159
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2019, 5% 10/1/20	1,300,000	1,340,218
Philadelphia Gas Works Rev.:
Series 10, 5% 7/1/20 (FSA Insured)	305,000	311,472
Series 15, 5% 8/1/21	25,000	26,511
Series 2015 13:
5% 8/1/20	600,000	614,556
5% 8/1/21	850,000	901,357
Series 2016 14, 5% 10/1/20	1,145,000	1,179,748
Series 2017 15:
4% 8/1/20	130,000	132,301
5% 8/1/22	480,000	526,056
Philadelphia Gen. Oblig.:
Series 2019 A, 5% 8/1/20	1,530,000	1,568,455
Series 2019 B, 5% 2/1/21	1,500,000	1,564,800
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Series 2017, 5% 7/1/20	220,000	224,000
Philadelphia School District Series 2019 A:
5% 9/1/20	600,000	616,564
5% 9/1/21	115,000	122,252
5% 9/1/23	185,000	209,002
Phoenixville Area School District Gen. Oblig. Series 2016 B, 4% 8/15/21	500,000	524,175
Pittsburgh & Allegheny County Parking Sys. Series 2017, 4% 12/15/19	85,000	85,076
Pittsburgh Urban Redev. Auth. Rev. Bonds (Crawford Square Apts. Proj.) Series 2018, 2.25%, tender 6/1/20 (a)	1,500,000	1,500,542
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series 2017 C, 1 month U.S. LIBOR + 0.640% 1.89%, tender 12/1/19 (FSA Insured) (a)(c)	3,270,000	3,271,279
Series 2019 A:
5% 9/1/23	270,000	306,194
5% 9/1/25 (FSA Insured)	500,000	599,040
5% 9/1/26 (FSA Insured)	625,000	766,613
Quakertown Gen. Auth. Health Facilities Series 2017 A, 3.125% 7/1/21	705,000	704,394
Reading School District Series 2017:
5% 3/1/21 (FSA Insured)	50,000	52,206
5% 3/1/25 (FSA Insured)	5,000	5,849
5% 3/1/26 (FSA Insured)	5,000	5,978
5% 3/1/27 (FSA Insured)	5,000	6,100
5% 3/1/28 (FSA Insured)	5,000	6,045
Scranton School District:
Series 2017 A, 5% 6/1/20	135,000	137,171
Series 2017 B, 5% 6/1/20	120,000	121,929
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Series 2018, SIFMA Municipal Swap Index + 0.240% 1.34% 9/15/21 (a)(c)	4,500,000	4,498,650

TOTAL PENNSYLVANIA		98,834,712

Pennsylvania, New Jersey - 0.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 B, 5% 1/1/21	1,000,000	1,041,660
Rhode Island - 0.2%
Rhode Is Comm Corp. Spl. Facilities Rev. Series 2018, 5% 7/1/21	685,000	721,963
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/20	1,515,000	1,538,745
5% 5/15/22	45,000	48,723
5% 5/15/23	25,000	27,834
5% 5/15/24	50,000	57,072
5% 5/15/25	120,000	140,069
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	130,000	153,370
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2015, 5% 11/1/20	300,000	310,185
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	105,000	115,222
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2015 A, 5% 12/1/19 (b)	1,160,000	1,160,000
Series 2019 A, 5% 12/1/28 (b)	490,000	600,113
Series A, 5% 12/1/20 (b)	250,000	258,453
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/21	555,000	582,589
5% 6/1/26	75,000	86,526
5% 6/1/27	20,000	22,984

TOTAL RHODE ISLAND		5,823,848

South Carolina - 0.7%
Greenville County School District Series 2019 C, 4% 6/1/20	5,000,000	5,071,451
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	45,000	48,825
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series A4, 5% 1/1/20 (Escrowed to Maturity)	785,000	787,302
Richland County Gen. Oblig. Series 2019, 3% 2/27/20	9,000,000	9,040,300
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	55,000	61,520
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	95,000	107,739
5% 12/1/26	25,000	29,272
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Series 2019 D, 2% 3/2/20	5,600,000	5,612,207
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	155,000	171,486
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2016, 5% 2/1/20	190,000	191,114
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/22 (b)	310,000	338,759
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	20,000	20,741
Series 2012 C, 5% 12/1/20	400,000	414,819
Series 2012, 5% 12/1/19	180,000	180,000
Series 2014 C:
5% 12/1/22	25,000	27,659
5% 12/1/23	110,000	125,116
Series 2015 C, 5% 12/1/21	400,000	429,456
Series A, 5% 12/1/23	1,015,000	1,154,481

TOTAL SOUTH CAROLINA		23,812,247

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B:
4% 11/1/20	15,000	15,377
4% 11/1/21	10,000	10,504
5% 11/1/22	10,000	11,041

TOTAL SOUTH DAKOTA		36,922

Tennessee - 0.7%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/22	1,000,000	1,085,860
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/20	835,000	844,636
Lewisburg Indl. Dev. Board Bonds (Waste Mgmt. Tennessee Proj.) Series 2012, 1.45%, tender 2/3/20 (a)(b)	5,250,000	5,248,674
Memphis Health, Edl. & Hsg. Facilities Board Bonds Series 2018, 2.03%, tender 8/1/20 (a)	7,400,000	7,429,769
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Bonds (Twelfth and Wedgewood Apts. Proj.) Series 2017, 1.8%, tender 12/1/19	325,000	325,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	3,410,000	3,417,421
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	2,050,000	2,361,457
Tennessee Energy Acquisition Corp. Series 2018, 5% 11/1/22	1,500,000	1,639,455

TOTAL TENNESSEE		22,352,272

Texas - 8.4%
Alamito Pub. Facilities Corp. Bonds:
(Cramer Three Apts. Proj.) Series 2018, 2.5%, tender 5/1/21 (a)	5,000,000	5,064,100
(Sandoval Apts. and Valle Verde Apts. Proj.) Series 2018, 2.25%, tender 6/1/20 (a)	3,000,000	3,011,425
Series 2019, 1.51%, tender 5/1/22 (a)	6,000,000	6,003,960
Alamo Cmnty. College District Series 2017, 3% 8/15/21	3,000,000	3,095,700
Aledo Independent School District Series 2015, 0% 2/15/24	25,000	23,487
Allen Independent School District Series 2011, 5% 2/15/41 (Pre-Refunded to 2/15/21 @ 100)	860,000	899,018
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Bonds Series 2019, 1.46%, tender 6/1/22 (a)	5,000,000	5,002,950
Austin Arpt. Sys. Rev.:
Series 2019 B, 5% 11/15/22 (b)	600,000	663,072
Series 2019, 5% 11/15/20 (b)	2,615,000	2,707,810
Austin-Bergstrom Landhost Ente Series 2017:
5% 10/1/20	235,000	241,776
5% 10/1/21	280,000	297,494
Brownsville Independent School District Series 2017, 4% 8/15/22	1,910,000	2,049,048
Burleson Independent School District Bonds Series 2018, 2.5%, tender 8/1/22 (a)	5,000,000	5,128,800
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds:
Series 2018, 2.05%, tender 8/1/20 (a)	10,000,000	10,041,889
Series 2019, 2.1%, tender 9/1/22 (a)	2,800,000	2,830,688
Central Reg'l. Mobility Auth.:
Bonds Series 2015 B, 5%, tender 1/7/21 (a)	1,000,000	1,019,990
Series 2011, 6% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	5,720,000	6,013,722
Series 2016:
5% 1/1/21	10,000	10,367
5% 1/1/22	35,000	37,482
5% 1/1/23	55,000	60,688
5% 1/1/24	75,000	84,935
5% 1/1/26	65,000	77,565
Cypress-Fairbanks Independent School District Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	1,700,000	1,700,823
Series 2014 B3, 1.4%, tender 8/17/20 (a)	2,425,000	2,426,174
Series 2015 B2, 2.125%, tender 8/16/21 (a)	8,000,000	8,109,360
Series 2017 A-2, 1.25%, tender 8/15/22 (a)	3,000,000	2,991,360
Series 2017 A-3, 3%, tender 8/17/20 (a)	630,000	637,357
Series 2017 A1, 2.125%, tender 8/16/21 (a)	9,015,000	9,138,235
Dallas County Gen. Oblig. Series 2016 5% 8/15/22	75,000	82,614
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 F:
5% 11/1/21	65,000	69,665
5% 11/1/22	110,000	121,948
Series 2014 D, 5% 11/1/21 (b)	2,515,000	2,693,037
Dallas Independent School District Bonds:
Series 2016 B5, 5%, tender 2/15/21 (a)	175,000	182,660
Series 2016, 5%, tender 2/15/22 (a)	5,000	5,418
Series 2019, 5%, tender 2/15/22 (a)	200,000	215,808
Denton Independent School District:
Bonds Series 2013, 2%, tender 8/1/20 (a)	1,530,000	1,536,714
Series 2016, 0% 8/15/25	35,000	32,074
El Paso County Hosp. District Series 2013, 5% 8/15/20	1,160,000	1,185,839
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (a)	6,450,000	6,542,622
Series C, 1.35%, tender 8/1/20 (a)	40,000	40,005
Series D, 1.5%, tender 8/1/21 (a)	70,000	70,183
Fort Worth Gen. Oblig. Series 2015 A, 5% 3/1/23	35,000	39,217
Fort Worth Independent School District Series 2015, 5% 2/15/22	35,000	37,941
Grapevine-Colleyville Independent School District Bonds:
Series 2012, 2%, tender 8/1/20 (a)	975,000	980,179
Series B, 2%, tender 8/1/20 (a)	880,000	884,500
Harlandale Independent School District Bonds Series 2015, 3%, tender 8/15/21 (a)	6,000,000	6,066,960
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2015 3, 1 month U.S. LIBOR + 0.850% 2%, tender 12/5/19 (a)(c)	665,000	665,242
Series 2019 B, 5%, tender 12/1/22 (a)	5,000,000	5,528,350
Series 2019 C, SIFMA Municipal Swap Index + 0.420% 1.52%, tender 12/1/22 (a)(c)	3,250,000	3,250,000
Series 2013 A, 5% 12/1/21	450,000	483,044
Series 2013 B, SIFMA Municipal Swap Index + 0.900% 2% 6/1/22 (a)(c)	600,000	607,236
Series 2014 A, 5% 12/1/26	120,000	139,468
Series 2015, 5% 10/1/20	570,000	587,778
Series 2019 A:
5% 12/1/20	1,000,000	1,037,249
5% 12/1/21	1,860,000	1,996,580
Series 2020:
5% 6/1/22 (e)	1,000,000	1,077,040
5% 6/1/23 (e)	1,385,000	1,536,505
Harris County Flood Cont. District Series 2019 A, 4% 10/1/20	5,000,000	5,118,676
Harris County Gen. Oblig.:
Series 2012 B, 0.005% x SIFMA Municipal Swap Index 1.45% 8/15/21 (a)	8,000,000	8,007,600
Series 2019 A, 4% 10/1/20	5,000,000	5,118,676
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. Series 2006, 5% 2/1/23 (Pre-Refunded to 12/1/19 @ 100)	5,000,000	5,000,000
Houston Arpt. Sys. Rev.:
(Houston TX Arpt. Sys. Rev. Subord Proj.) Series 2011 A, 5% 7/1/21 (b)	675,000	715,075
Series 2011 A, 5% 7/1/22 (b)	215,000	226,984
Series 2012 A, 5% 7/1/23 (b)	235,000	255,924
Series 2018 A, 5% 7/1/21 (b)	275,000	291,327
Series 2018 C:
5% 7/1/20 (b)	3,760,000	3,842,427
5% 7/1/21 (b)	335,000	354,889
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019, 5% 9/1/20	2,485,000	2,553,224
Houston Gen. Oblig. Series 2013 A, 5% 3/1/22	1,600,000	1,732,288
Houston Independent School District Bonds:
Series 2012:
1.45%, tender 6/1/20 (a)	4,360,000	4,362,568
2.4%, tender 6/1/21 (a)	2,985,000	3,032,999
Series 2013 B:
1.45%, tender 6/1/20 (a)	2,385,000	2,386,405
2.4%, tender 6/1/21 (a)	3,100,000	3,149,848
Series 2014 A, 2.2%, tender 6/1/20 (a)	3,000,000	3,012,818
Houston Util. Sys. Rev. Bonds:
Series 2012 A, SIFMA Municipal Swap Index + 0.900% 2%, tender 12/5/19 (a)(c)	500,000	500,155
Series 2018 C, 1 month U.S. LIBOR + 0.360% 1.565%, tender 8/1/21 (a)(c)	8,000,000	8,008,720
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/20	130,000	133,798
5% 10/15/21	65,000	69,035
Katy Independent School District Bonds Series 2015 C, 0.670% x 1 month U.S. LIBOR 1.463%, tender 8/16/21 (a)(c)	5,000,000	4,999,350
Leander Independent School District Series 2013 A:
0% 8/15/21	550,000	538,054
0% 8/15/23	1,000,000	949,790
Love Field Arpt. Modernization Rev. Series 2015, 5% 11/1/23 (b)	375,000	424,913
Lower Colorado River Auth. Rev.:
(LCRA Transmission Corp. Proj.) Series 2011 B, 5% 5/15/23	400,000	421,580
(LCRA Transmission Svcs. Corp. Proj.) Series 2019 A, 5% 5/15/21	1,335,000	1,407,891
Series 2010 B, 5% 5/15/21	915,000	930,967
Series 2010, 5% 5/15/20	80,000	81,363
Mansfield Independent School District Series 2016, 5% 2/15/24	95,000	109,607
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Bonds Series 1996, 1.75%, tender 9/1/20 (a)(b)	2,555,000	2,559,690
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.45%, tender 2/3/20 (a)(b)	5,000,000	4,998,738
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	55,000	65,006
North East Texas Independent School District:
Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	355,000	355,053
Series 2018, 5% 8/1/20	1,080,000	1,107,435
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	35,000	37,829
North Texas Tollway Auth. Rev.:
Series 2011 A, 5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	1,715,000	1,842,510
Series 2011 D, 5% 9/1/28 (Pre-Refunded to 9/1/21 @ 100)	2,150,000	2,291,363
Series 2019 A, 5% 1/1/21	1,700,000	1,770,074
Northside Independent School District:
Bonds:
Series 2017, 1.45%, tender 6/1/20 (a)	975,000	975,574
2%, tender 6/1/21 (a)	2,705,000	2,732,537
Series 2011, 2.125%, tender 8/1/20 (a)	3,705,000	3,709,678
Port Arthur Navigation District Exempt Facilities Bonds (Emerald Renewable Diesel LLC Proj.) Series 2018, 1.9%, tender 12/4/19 (a)(b)(d)	20,000,000	20,000,316
Prosper Independent School District Bonds Series 2019 B, 2%, tender 8/15/23 (a)(e)	1,000,000	1,022,950
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	20,000	20,587
San Antonio Arpt. Sys. Rev.:
Series 2012, 4% 7/1/20 (b)	1,385,000	1,406,686
Series 2019 A:
5% 7/1/20 (b)(e)	500,000	510,463
5% 7/1/20 (b)(e)	1,000,000	1,021,394
5% 7/1/21 (b)(e)	640,000	676,755
5% 7/1/21 (b)(e)	1,330,000	1,404,227
5% 7/1/22 (b)(e)	275,000	300,366
5% 7/1/22 (b)(e)	265,000	289,089
5% 7/1/23 (b)(e)	195,000	218,882
5% 7/1/25 (b)(e)	400,000	471,532
5% 7/1/26 (b)(e)	500,000	603,015
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2015 A, 2.25%, tender 12/1/19 (a)	4,360,000	4,360,000
Series 2015 B, 2%, tender 12/1/21 (a)	3,550,000	3,582,447
Series 2018, 5% 2/1/20	1,500,000	1,509,265
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/21	20,000	21,348
5% 9/15/22	75,000	82,538
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 2%, tender 11/1/21 (a)	1,000,000	1,011,650
Sherman Independent School District Bonds Series 2018 B:
3%, tender 1/31/20 (a)	75,000	75,881
3%, tender 1/31/20 (a)	3,925,000	3,967,960
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	15,000	15,938
5% 8/15/23	20,000	22,581
Series 2013, 5% 9/1/20	20,000	20,555
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (MRC Crestview Proj.) Series 2010, 8.125% 11/15/44 (Pre-Refunded to 11/15/20 @ 100)	250,000	266,005
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	35,000	42,242
Series 2017 A, 5% 2/15/24	45,000	51,641
Texas A&M Univ. Rev. Series B, 5% 5/15/20	4,030,000	4,100,145
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Bonds:
Series 2017, 1.8%, tender 12/1/19 (a)	545,000	545,000
Series 2018:
2%, tender 2/1/20 (a)	3,400,000	3,403,804
2.2%, tender 5/1/20 (a)	4,000,000	4,011,393
2.23%, tender 5/1/20 (a)	3,300,000	3,311,430
Series 2019, 2.11%, tender 2/1/22	2,880,000	2,899,757
Texas Gen. Oblig.:
Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (a)	165,000	165,485
Series 2019 E2, 2.25%, tender 8/1/22 (a)	740,000	744,507
Series 2013 B, 5.25% 8/1/21 (b)	940,000	1,000,968
Series 2018, 4% 8/1/21 (b)	790,000	825,060
Texas State Univ. Sys. Fing. Rev. Series 2019 A:
3% 3/15/20 (e)	1,850,000	1,859,626
4% 3/15/21 (e)	2,000,000	2,071,860
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	2,475,000	2,504,221
Texas Wtr. Dev. Board Rev. Series 2019 A:
5% 10/15/20	1,340,000	1,384,699
5% 4/15/21	850,000	894,591
Tomball Independent School District Bonds Series 2014 B2, 2.125%, tender 8/15/21 (a)	1,000,000	1,013,670
Travis County Health Facilities Dev. Corp. Rev. (Longhorn Village Proj.) Series 2012 A, 7% 1/1/32 (Pre-Refunded to 1/1/21 @ 100)	1,740,000	1,847,915
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	35,000	39,728
Univ. of Texas Board of Regents Sys. Rev. Series 2017 C:
5% 8/15/20	1,090,000	1,119,544
5% 8/15/21	1,945,000	2,072,028

TOTAL TEXAS		286,039,333

Virginia - 1.9%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 2.125%, tender 4/1/20 (a)(b)	1,070,000	1,071,811
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	1,750,000	1,780,940
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2019, 5% 11/1/23	2,000,000	2,267,820
Chesapeake Hosp. Auth. Hosp. Facility Rev. Series 2019, 4% 7/1/20	2,285,000	2,322,244
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	15,000	15,227
5% 7/15/21	10,000	10,549
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (a)	250,000	281,118
Fairfax County Redev. & Hsg. Auth. Rev. Bonds Series 2018:
2.21%, tender 8/1/20 (a)(b)	2,000,000	2,011,266
2.26%, tender 8/1/20 (a)	2,000,000	2,011,922
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	50,000	57,786
Halifax County Indl. Dev. Auth. Bonds 2.15%, tender 9/1/20 (a)	2,870,000	2,887,137
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (a)(b)	735,000	753,853
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.):
Series 2008 A, 1.9%, tender 6/1/23 (a)	2,500,000	2,527,500
Series 2008 C, 1.8%, tender 4/1/22 (a)	1,600,000	1,608,176
Series 2008 B, 2.15%, tender 9/1/20 (a)	2,110,000	2,122,599
Lynchburg Econ. Dev. (Centra Health Proj.) Series A, 5% 1/1/20	130,000	130,370
Newport New Redev. & Hsg. Multi-family Hsg. Bonds Series 2018, 2.05%, tender 8/1/20 (a)	7,000,000	7,031,383
Russell County Poll. Cont. (Appalachian Pwr. Co. Proj.) Series K 4.625% 11/1/21	250,000	251,925
Spotsylvania County Econ. Dev. Bonds (Palmers Creek Apt. Proj.) Series 2019, 1.45%, tender 2/1/22 (a)	5,000,000	5,000,950
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	25,000	28,893
5% 6/15/25	20,000	23,679
5% 6/15/26	35,000	42,365
Staunton Redev. & Hsg. Auth. M Bonds Series 2019, 1.95%, tender 5/1/20 (a)	5,500,000	5,522,782
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	805,000	819,321
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2016 C, 5% 8/1/20 (b)	2,000,000	2,048,923
Series 2019 B, 5% 8/1/20 (b)	4,030,000	4,128,580
Virginia Pub. School Auth. School Fing. Series 2018 B, 5% 8/1/20	4,670,000	4,789,888
Virginia Resources Auth. Moral Oblig. (Virginia Pooled Fing. Prog.) Series 2018 C, 5% 11/1/20	1,115,000	1,153,681
Virginia St Pub. School Auth. Spl. Oblig. Series 2018, 5% 3/1/20	3,790,000	3,825,905
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	4,315,000	4,326,336
Series 2009 A, 2.15%, tender 9/1/20 (a)	2,605,000	2,620,555
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	300,000	303,744

TOTAL VIRGINIA		63,779,228

Washington - 1.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series 2015 S2A, 1.4%, tender 11/1/21 (a)	20,000,000	19,996,600
Grant County Pub. Util. District #2 Series 2012 A, 5% 1/1/21	40,000	41,631
King County Hsg. Auth. Rev.:
Series 2018:
2.05% 5/1/20	765,000	767,307
2.15% 5/1/20	405,000	406,270
3.5% 5/1/21	500,000	514,520
Series 2019:
3% 11/1/23	1,175,000	1,247,956
4% 11/1/24	135,000	151,548
King County Swr. Rev. Bonds Series 2012, 2.6%, tender 12/1/21 (a)	3,600,000	3,645,036
Port of Seattle Gen. Oblig. Series 2011, 5.25% 12/1/21 (b)	300,000	317,529
Port of Seattle Rev.:
Series 2010 C, 5% 2/1/20 (b)	3,405,000	3,425,359
Series 2015 C:
5% 4/1/20 (b)	1,885,000	1,907,946
5% 4/1/21 (b)	540,000	566,498
Series 2016 B:
5% 10/1/21 (b)	60,000	64,052
5% 10/1/22 (b)	55,000	60,695
5% 10/1/23 (b)	65,000	73,713
Series 2017 C, 5% 5/1/22 (b)	540,000	586,537
Series 2019:
5% 4/1/21 (b)	1,000,000	1,049,070
5% 4/1/22 (b)	215,000	232,903
5% 4/1/23 (b)	215,000	239,893
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/22 (b)	500,000	544,545
Seattle Muni. Lt. & Pwr. Rev.:
Bonds Series 2018 B2, SIFMA Municipal Swap Index + 0.290% 1.39%, tender 11/1/21 (a)(c)	10,000,000	10,001,100
Series 2019 A, 5% 4/1/20	3,520,000	3,564,727
Tacoma Elec. Sys. Rev.:
Series 2013 A:
4% 1/1/21	5,000	5,153
5% 1/1/21	40,000	41,649
Series 2017:
5% 1/1/22	15,000	16,182
5% 1/1/25	15,000	17,740
5% 1/1/26	10,000	12,140
Tobacco Settlement Auth. Rev.:
Series 2013, 5% 6/1/20	1,190,000	1,210,380
Series 2018, 5% 6/1/22	215,000	232,750
Washington Gen. Oblig. Series 2003 C, 0% 6/1/20	345,000	343,066
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	250,000	275,663
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	20,000	23,068
5% 8/15/26	45,000	52,695
5% 8/15/27	50,000	59,273
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	250,000	266,555
Series 2012 A, 5% 10/1/22	445,000	490,679

TOTAL WASHINGTON		52,452,428

West Virginia - 0.3%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(b)	5,700,000	5,826,996
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	2,445,000	2,529,230
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(b)	2,125,000	2,126,548
West Virginia Hsg. Dev. Fund Series 2017 A, 2.4% 11/1/22 (b)	960,000	975,926

TOTAL WEST VIRGINIA		11,458,700

Wisconsin - 2.1%
Crosse Resources Recovery Rev. Series 1996, 6% 11/1/21 (b)	1,500,000	1,623,705
Glendale River Hills School District Series 2019, 2% 4/17/20	2,800,000	2,808,121
Milwaukee Area Tech Coliseum District Series 2019 20C, 4% 12/1/19	2,335,000	2,335,000
Milwaukee County Arpt. Rev.:
Series 2013 A:
5% 12/1/20 (b)	30,000	31,114
5% 12/1/22 (b)	30,000	33,153
5.25% 12/1/23 (b)	35,000	40,089
Series 2016 A:
5% 12/1/19 (b)	625,000	625,000
5% 12/1/22 (b)	1,000,000	1,105,100
Pub. Fin. Auth. Rev. (Denver Int'l. Arpt. Great Hall Proj.) Series 2017, 5% 9/30/22 (b)	35,000	35,021
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.):
Series 2017 A, 1.45%, tender 2/3/20 (a)(b)	25,000,000	24,993,688
Series 2017 A-2, 1.45%, tender 2/3/20 (a)(b)	6,000,000	5,998,485
Pub. Fin. Auth. Wis Edl. Facilities:
Series 2016, 5% 1/1/20	135,000	135,298
Series 2018, 5% 7/1/20 (d)	545,000	551,247
Waukesha Gen. Oblig. Series 2019 D, 4% 7/1/20	4,200,000	4,249,657
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	105,420
Bonds:
(Ascension Health Cr. Group Proj.) Series 2013 B:
5%, tender 6/1/20 (a)	2,020,000	2,057,423
5%, tender 6/1/21 (a)	1,905,000	2,008,689
Series 2013 B-5, 1.375%, tender 12/3/19 (a)	325,000	325,000
Series 2018 B, 5%, tender 1/26/22 (a)	5,710,000	6,160,862
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 1.55%, tender 7/27/22 (a)(c)	3,885,000	3,887,720
Series 2018 C3, 1.65%, tender 7/26/23 (a)	4,000,000	4,009,760
Series 2014:
5% 5/1/20	10,000	10,130
5% 5/1/21	15,000	15,665
Series 2017 A, 2.65% 11/1/20	2,875,000	2,875,973
Series 2019 A:
5% 12/1/23	30,000	34,035
5% 12/1/24	100,000	116,468
5% 12/1/25	125,000	148,895
5% 12/1/26	200,000	242,812
Series 2019, 5% 10/1/21	400,000	426,788
Series 2020, 4% 7/1/21 (e)	820,000	850,643
Wisconsin Health & Edl. Facilities Auth. Series 2014 A, 5% 12/1/21	370,000	396,943
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series 2010, 5% 12/15/20	350,000	356,575
Series 2012, 5% 10/1/21	30,000	32,009
Wisconsin Hsg. & Econ. Dev. Auth. Series 2018 A, 2.05% 9/1/20 (b)	1,195,000	1,199,305
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2017 A, 1.95%, tender 5/1/20 (a)	1,295,000	1,296,149

TOTAL WISCONSIN		71,121,942

Wyoming - 0.2%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Bonds Series 2018 4, 1.42%, tender 9/1/21 (a)	5,000,000	5,005,850
TOTAL MUNICIPAL BONDS
(Cost $1,907,064,852)		1,917,508,217

Municipal Notes - 27.9%
Alabama - 0.3%
Health Care Auth. for Baptist Health Series 2013 B, 1.48% 12/6/19, VRDN (a)	6,705,000	$6,705,000
Tuscaloosa County Indl. Dev. Auth. Solid Waste Disp. Rev. (Nucor Corp. Proj.) Series 2004, 1.25% 12/4/19, VRDN (a)(b)	2,700,000	2,700,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 1.28% 12/2/19, VRDN (a)(b)	1,290,000	1,290,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 1.28% 12/2/19, VRDN (a)(b)	725,000	725,000

TOTAL ALABAMA		11,420,000

Alaska - 0.1%
Anchorage Gen. Oblig. TAN Series 2019, 2% 12/20/19	2,025,000	2,025,962
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.25% 12/6/19, VRDN (a)(b)	2,800,000	2,800,000
California - 0.9%
1500 Mission Urban Hsg. LP Participating VRDN Series DBE 80 38, 1.45% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,500,000	1,500,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.2% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,400,000	1,400,000
Buck Institute Age Research Participating VRDN Series Floaters XF 10 35, 1.2% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,400,000	1,400,000
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series Floaters 013, 1.22% 1/10/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)(h)	2,430,000	2,430,000
Series Floaters XG 01 75, 1.25% 12/6/19 (Liquidity Facility Bank of America NA) (a)(f)(g)	5,300,000	5,300,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Westgate Pasadena Apts. Proj.) Series 2013 B, 1.34% 12/6/19, VRDN (a)(b)	6,000,000	6,000,000
San Francisco Calif. City & Cnty. Arpts. Commn. Int'l. Arpt. Rev. Participating VRDN Series 15 ZF 01 64, 1.35% 12/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	1,705,000	1,705,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 1.29% 12/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	500,000	500,000
Series Floaters ZF 26 76, 1.3% 12/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	2,000,000	2,000,000
Series Floaters ZM 06 41, 1.35% 12/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	5,250,000	5,250,000
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 1.4% 12/6/19, LOC Deutsche Bank AG New York Branch, VRDN (a)(b)	350,000	350,000
Wilshire Vermont Station Apts Participating VRDN Series Spears DBE 80 16, 1.4% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	4,245,000	4,245,000

TOTAL CALIFORNIA		32,080,000

Colorado - 1.9%
Colorado Ed. Ln. Prog. TRAN Series 2019 A, 3% 6/29/20	5,000,000	5,053,700
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 1.45% 12/6/19, LOC Deutsche Bank AG, VRDN (a)	785,000	785,000
Colorado Gen. Fdg. Rev. TRAN Series 2019, 3% 6/26/20	30,000,000	30,317,556
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.2% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	400,000	400,000
Denver City & County Arpt. Rev. Participating VRDN:
Series DBE 8027, 1.35% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	1,700,000	1,700,000
Series Floaters XF 10 36, 1.2% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	400,000	400,000
Series Floaters XL 00 90, 1.35% 12/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	25,225,000	25,225,000
Series Floaters XM 07 15, 1.4% 12/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	1,600,000	1,600,000

TOTAL COLORADO		65,481,256

Connecticut - 0.1%
New Britain Gen. Oblig. BAN Series 2018, 5% 12/19/19	2,300,000	2,304,062
Delaware - 0.2%
Delaware Health Facilities Auth. Rev. Series 2019, 1.23% tender 12/2/19, CP mode	8,000,000	8,000,032
District Of Columbia - 0.1%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.2% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,500,000	2,500,000
Florida - 2.5%
Aqua One Cmnty. Dev. District Fla Participating VRDN Series Floaters XF 10 76, 1.35% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	4,900,000	4,900,000
Avenir Cmnty. Dev. District Participating VRDN Series Floaters XF 10 74, 1.35% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,160,000	2,160,000
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 1.3% 12/6/19 (Liquidity Facility Citibank NA) (a)(b)(f)(g)	6,730,000	6,730,000
Broward County Port Facilities Rev. Participating VRDN Series XM 07 80, 1.35% 12/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	1,200,000	1,200,000
Broward County School District TAN Series 2019, 3% 6/30/20	10,000,000	10,108,496
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series Floaters XF 05 77, 1.3% 12/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(f)(g)	1,165,000	1,165,000
Jacksonville Health Care Series 2019, 1.24% 2/12/20, CP	2,000,000	1,999,997
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 1.27% 12/2/19, VRDN (a)(b)	4,060,000	4,060,000
Miami-Dade County School District TAN Series 2019:
2% 2/27/20	6,795,000	6,808,826
3% 2/27/20	3,085,000	3,098,520
Palm Beach County Health Facilities Auth. Rev. Participating VRDN Series Floaters 017, 1.4% 1/10/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	37,600,000	37,600,000
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 1.22% 12/6/19, LOC Wells Fargo Bank NA, VRDN (a)	760,000	760,000
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 1.25% 12/2/19, VRDN (a)(b)	1,300,000	1,300,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series Floaters XF 25 17, 1.2% 12/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	2,210,000	2,210,000

TOTAL FLORIDA		84,100,839

Georgia - 0.6%
Atlanta Arpt. Rev.:
Series J1, 1.45% 3/23/20, LOC Bank of America NA, CP	5,036,000	5,039,907
Series J2, 1.9% 3/23/20, LOC Bank of America NA, CP (b)	1,500,000	1,501,152
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 1.3% 12/2/19, VRDN (a)(b)	3,875,000	3,875,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2019, 1.23% 12/2/19, VRDN (a)(b)	5,865,000	5,865,000
Private Coll And Univ. Auth. Series 2019, 1.26% 2/5/20, CP	3,000,000	3,000,539

TOTAL GEORGIA		19,281,598

Idaho - 0.5%
Idaho Gen. Oblig. TAN Series 2019, 3% 6/30/20	13,500,000	13,648,037
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 1.25% 12/6/19 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,745,000	1,745,000

TOTAL IDAHO		15,393,037

Illinois - 0.4%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.25% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	500,000	500,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 1.35% 12/6/19 (Liquidity Facility Citibank NA) (a)(f)(g)	2,400,000	2,400,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 1.33% 12/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,280,000	1,280,000
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XM 01 86, 1.35% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,000,000	1,000,000
Series Floaters XM 07 11, 1.4% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	7,400,000	7,400,000
Metropolitan Pier & Exposition Participating VRDN Series Floaters XF 10 45, 1.25% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,620,000	1,620,000
Village of Oswego Indl. Dev. (Griffith Laboratories Worldwide, Inc.) Series 1995, 1.33% 12/6/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	700,000	700,000

TOTAL ILLINOIS		14,900,000

Indiana - 0.5%
Ctr. Grove Multi-Facility School Bldg. Corp. BAN Series 2019, 2.5% 12/15/20	3,200,000	3,214,789
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.2% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	650,000	650,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.22% 12/6/19, VRDN (a)(b)	1,820,000	1,820,000
Series 2003 B, 1.16% 12/6/19, VRDN (a)(b)	4,750,000	4,750,000
Indiana Fin. Auth. Econ. Dev. Rev. Series 2006, 1.3% 12/6/19, LOC PNC Bank NA, VRDN (a)(b)	605,000	605,000
Indiana Univ. Student Fee Revs. Series 2019:
1.25% 3/24/20, CP	3,050,000	3,049,897
1.26% 5/11/20, CP	1,325,000	1,324,937
1.3% 12/5/19, CP	2,000,000	2,000,058

TOTAL INDIANA		17,414,681

Kansas - 0.3%
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 1.28% 12/6/19, VRDN (a)	500,000	500,000
Wichita Gen. Oblig. BAN Series 298, 4% 10/15/20	10,000,000	10,246,624

TOTAL KANSAS		10,746,624

Kentucky - 0.0%
Kentucky State Property & Buildings Commission Rev. Participating VRDN Series XG 0113, 1.3% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	900,000	900,000
Louisiana - 1.4%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.2% 12/6/19, VRDN (a)	12,300,000	12,300,000
Series 2010 B1, 1.22% 12/6/19, VRDN (a)	35,820,000	35,820,000

TOTAL LOUISIANA		48,120,000

Maine - 0.0%
Auburn Rev. Oblig. Secs Series 2001, 1.31% 12/6/19, LOC TD Banknorth, NA, VRDN (a)(b)	130,000	130,000
Maryland - 0.6%
Baltimore County Gen. Oblig. BAN Series 2019, 4% 3/19/20	17,300,000	17,447,131
Baltimore Proj. Rev. Bonds Series Floaters G 42, 1.3%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)(h)	4,500,000	4,500,000

TOTAL MARYLAND		21,947,131

Massachusetts - 0.5%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 1.35% 12/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	2,230,000	2,230,000
Massachusetts Gen. Oblig. RAN Series 2019:
4% 5/21/20	8,000,000	8,106,406
4% 6/18/20	2,000,000	2,030,839
Nahant BAN:
Series 2019 A, 2.5% 6/26/20	500,000	503,204
Series 2019 B, 2.5% 7/9/20	1,300,000	1,309,328
Truro Massachusetts BAN Series 2019, 2.5% 6/19/20	1,300,000	1,308,474

TOTAL MASSACHUSETTS		15,488,251

Michigan - 0.5%
Michigan Fin. Auth. Rev. RAN Series 2019 A, 4% 8/20/20	13,000,000	13,263,497
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2005, 1.3% 12/6/19, LOC PNC Bank NA, VRDN (a)(b)	720,000	720,000
Waterford School District RAN Series 2019, 2% 9/23/20	2,600,000	2,612,265

TOTAL MICHIGAN		16,595,762

Minnesota - 0.3%
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 1.4% 1/10/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)(h)	5,000,000	5,000,000
Univ. of Minnesota Gen. Oblig. Series G, 0% 2/5/20, CP	4,000,000	3,999,844

TOTAL MINNESOTA		8,999,844

Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Rev. (Utils. Optimization LLC Proj.) Series 2002 A, 1.32% 12/6/19, LOC Cap. One Bank, VRDN (a)(b)	450,000	450,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 1.23% 12/2/19, VRDN (a)(b)	7,930,000	7,930,000

TOTAL MISSISSIPPI		8,380,000

Missouri - 0.3%
Curators of the Univ. of Missouri Series A:
1.2% 2/7/20, CP	3,500,000	3,500,328
1.2% 3/6/20, CP	2,350,000	2,350,308
Kansas City Indl. Dev. Auth. Participating VRDN Series XM 07 45, 1.32% 12/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	3,500,000	3,500,000

TOTAL MISSOURI		9,350,636

Nebraska - 0.0%
Stanton County Indl. Dev. Rev. Series 1998, 1.25% 12/6/19, VRDN (a)(b)	125,000	125,000
Nevada - 0.1%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 1.25% 12/6/19 (Liquidity Facility Citibank NA) (a)(f)(g)	4,590,000	4,590,000
Sparks Econ. Dev. Rev. (RIX Industries Proj.) Series 2002, 1.32% 12/6/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	120,000	120,000

TOTAL NEVADA		4,710,000

New Jersey - 0.9%
Asbury Park Gen. Oblig. BAN Series 2019, 2.5% 7/9/20	3,100,000	3,120,375
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2019 B, 2.75% 4/17/20	5,000,000	5,029,421
East Brunswick Township Gen. Oblig. BAN Series 2019, 3.5% 1/10/20	1,677,000	1,681,288
Flemington BAN 3.5% 1/15/20	2,400,000	2,406,276
Millburn Township Gen. Oblig. BAN Series 2019:
2.25% 6/12/20	1,400,000	1,407,339
2.75% 1/30/20	400,000	401,068
Millstone Township Gen. Oblig. BAN Series 2019, 2.25% 8/28/20	2,900,000	2,920,381
Passaic Gen. Oblig. BAN Series 2019, 2.25% 8/27/20	1,600,000	1,610,497
Roselle County of Union BAN Series 2018, 3.5% 12/6/19	2,658,145	2,658,833
South River Borough Gen. Oblig. BAN Series 2018, 3.5% 12/10/19	5,300,000	5,302,360
Warren Township School District BAN Series 2019, 2.5% 7/23/20	2,246,000	2,260,556
Wood-Ridge Gen. Oblig. BAN Series 2019, 2% 9/11/20	3,000,000	3,019,365

TOTAL NEW JERSEY		31,817,759

New York - 6.7%
Binghamton Gen. Oblig. BAN Series 2019 B, 3.5% 4/17/20	5,000,000	5,042,456
Broome County Gen. Oblig. BAN Series 2019 A, 2.5% 5/1/20	5,000,000	5,028,377
Build NYC FC Hanson Office Assn. Participating VRDN Series BAML 50 20, 1.33% 12/6/19 (Liquidity Facility Bank of America NA) (a)(b)(f)(g)	8,800,000	8,800,000
Galway Cent School District BAN Series 2019, 3% 4/30/20	5,000,000	5,034,894
Hempstead Union Free School District TAN Series 2019, 2.5% 6/25/20	2,000,000	2,012,304
Middletown BAN Series 2019, 2% 8/27/20	16,419,175	16,508,999
Nassau County Gen. Oblig.:
BAN Series 2019 A, 5% 6/1/20	11,500,000	11,713,671
RAN Series 2019 A, 4% 12/10/19	4,450,000	4,452,715
Nassau County IDA Bryant Landing Participating VRDN Series BAML 50 18, 1.33% 12/6/19 (Liquidity Facility Bank of America NA) (a)(b)(f)(g)	7,400,000	7,400,000
New York City Gen. Oblig. Series 2006, 1.45% 12/6/19 (FSA Insured), VRDN (a)	7,625,000	7,625,000
New York Metropolitan Trans. Auth. Rev. BAN:
Series 2018 B:
5% 5/15/21	12,000,000	12,621,360
5% 5/15/21	570,000	599,515
Series 2018 B1, 5% 5/15/20	5,375,000	5,463,895
Series 2018 C, 5% 9/1/21	3,695,000	3,924,016
Series 2019 A, 4% 2/3/20	21,940,000	22,037,883
Series 2019 B, 5% 5/15/22	9,820,000	10,672,180
Series 2019 C, 4% 7/1/20	7,000,000	7,108,380
Series 2019 D1, 5% 9/1/22	30,600,000	33,546,780
Series 2019 D2, 4% 7/1/20	8,000,000	8,123,863
Series 2019 E, 4% 9/1/20	10,000,000	10,199,224
Port Chester-Rye BAN Series 2019, 2.5% 6/12/20	10,000,000	10,066,587
Poughkeepsie Gen. Oblig. BAN Series 2019 A, 3% 5/2/20	1,417,544	1,423,372
Rockland County Gen. Oblig. TAN Series 2019, 3% 4/2/20	5,800,000	5,833,767
Smithtown Central School District TAN Series 2019, 1.75% 6/26/20	1,500,000	1,505,149
South Glens Falls Central School District BAN Series 2019 B, 2.5% 7/24/20	600,000	604,291
Suffolk County Gen. Oblig. RAN Series 2019, 2% 3/20/20	10,000,000	10,025,275
Syosset Central School District TAN Series 2019, 2% 6/25/20	9,500,000	9,545,227
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 1.48% 12/6/19, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	35,000	35,000
Village of Island Park BAN Series 2019 A, 3% 3/5/20	2,442,000	2,452,121

TOTAL NEW YORK		229,406,301

Non-State Specific - 0.5%
BB&T Muni. Trust Series 2016, 2.15% 12/31/19, CP(a)(d)	32,456	32,458
Fed. Home Ln. Mtg. Corp.:
Series 2018 M46, 1.31% 12/6/19 (Liquidity Facility Freddie Mac), VRDN (a)	4,935,000	4,935,000
Series M051, 1.31% 12/6/19 (Liquidity Facility Freddie Mac), VRDN (a)	9,965,000	9,965,000
Pittsburg WTSW Participating VRDN Series 50 27, 1.4% 12/2/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	3,000,000	3,000,000

TOTAL NON-STATE SPECIFIC		17,932,458

North Carolina - 0.0%
Alamance County Idnl Facilities Poll Fing. Auth. Series 2001, 1.27% 12/6/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	300,000	300,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 1.25% 12/6/19, VRDN (a)(b)	500,000	500,000

TOTAL NORTH CAROLINA		800,000

Ohio - 0.8%
East Clinton Local School District BAN Series 2019:
2.8% 12/3/19	2,700,000	2,700,114
3% 12/17/19	2,600,000	2,601,756
Englewood BAN Series 2019, 3% 1/22/20	3,300,000	3,307,111
Forest Park Gen. Oblig. BAN Series 2019, 2.5% 5/27/20	600,000	603,069
Freddie Mac Participating VRDN Series BAML 30 02, 1.18% 12/6/19 (Liquidity Facility Bank of America NA) (a)(f)(g)	4,000,000	4,000,000
Lorain County Gen. Oblig. BAN Series 2019, 3% 2/7/20	2,000,000	2,006,627
Ohio Higher Edl. Facility Commission Rev. Series B5, 1.37% tender 12/11/19, CP mode	4,000,000	4,000,457
Ohio Indl. Dev. Rev. Series 2000, 1.32% 12/5/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	900,000	900,000
Tipp City BAN Series 2019, 3% 2/12/20	1,000,000	1,003,333
Trumbull County BAN Series 2019 2, 2% 7/23/20	2,375,000	2,384,966
Union Township Clermont County Gen. Oblig. BAN Series 2019, 2.25% 9/2/20	5,000,000	5,039,790

TOTAL OHIO		28,547,223

Pennsylvania - 0.6%
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 1.27% 12/5/22, VRDN (a)	1,500,000	1,500,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 1.2% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,300,000	3,300,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series A4, 1.3% 12/6/19, LOC PNC Bank NA, VRDN (a)(b)	400,000	400,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2015 B, 1.27% 12/5/22, VRDN (a)	2,635,000	2,635,000
Philadelphia Arpt. Rev. Series B3, 1.5% 12/20/19, LOC Wells Fargo Bank NA, CP (b)	3,000,000	3,000,391
Philadelphia Auth. For Indl. Series 2017 B, 1.27% 12/5/22, VRDN (a)	3,300,000	3,300,000
Philadelphia School District TRAN Series 2019 C, 4% 3/31/20	5,500,000	5,549,270

TOTAL PENNSYLVANIA		19,684,661

South Carolina - 0.3%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1997, 1.25% 12/6/19, VRDN (a)(b)	1,100,000	1,100,000
Series A, 1.26% 12/6/19, VRDN (a)(b)	600,000	600,000
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 1.2% 12/6/19 (a)(f)(g)	8,020,000	8,020,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XG 02 09, 1.5% 12/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	1,000,000	1,000,000
Series Floaters XM 02 91, 1.35% 12/6/19 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	300,000	300,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.5% 12/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	80,000	80,000

TOTAL SOUTH CAROLINA		11,100,000

Tennessee - 0.1%
Tennessee Gen. Oblig. Series 2019, 1.15% 4/8/20 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	3,000,000	2,999,887
Texas - 4.1%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 1.3% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	2,880,000	2,880,000
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XG 00 58, 1.22% 12/6/19 (Liquidity Facility Deutsche Bank AG) (a)(f)(g)	1,085,000	1,085,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019, 1.47% tender 12/4/19, CP mode	4,200,000	4,200,197
Harris County Gen. Oblig.:
Series 2019, 1.18% 2/7/20 (Liquidity Facility JPMorgan Chase Bank), CP	2,500,000	2,499,948
Series C, 1.47% 12/5/19 (Liquidity Facility Bank of America NA), CP	5,000,000	5,000,228
Houston Arpt. Sys. Rev.:
Series 2019, 1.45% 1/10/20, LOC Sumitomo Mitsui Banking Corp., CP (b)	7,300,000	7,301,906
Series A, 1.45% 1/9/20, LOC Sumitomo Mitsui Banking Corp., CP (b)	5,000,000	5,001,387
Houston Gen. Oblig. TRAN Series 2019, 3% 6/26/20	5,000,000	5,052,926
North Texas Tollway Auth. Rev. Participating VRDN Series XM0085, 1.25% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,100,000	2,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 1.34% 12/6/19, VRDN (a)(b)	28,715,000	28,715,000
Series 2010 C, 1.27% 12/2/19, VRDN (a)	6,170,000	6,170,000
Series 2010 D, 1.27% 12/6/19, VRDN (a)	4,300,000	4,300,000
San Antonio Elec. & Gas Sys. Rev. Series 2019, 1.3% 1/29/20 (Liquidity Facility JPMorgan Chase Bank), CP	3,000,000	3,000,792
Texas A&M Univ. Rev. Series 2019, 1.28% 12/4/19, CP	1,550,000	1,550,042
Texas Gen. Oblig.:
Series 2004 B, 1.26% 12/6/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	6,865,000	6,865,000
TRAN Series 2019, 4% 8/27/20	43,000,000	43,895,122
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 1.35% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	2,100,000	2,100,000
Texas Trans. Commission Participating VRDN Series XM 07 53, 1.35% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,700,000	1,700,000
Univ. of Texas Board of Regents Sys. Rev.:
Series 2019, 1.18% 1/23/20 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000,000	4,999,919
Series A, 0% 12/3/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,000,000	1,999,720

TOTAL TEXAS		140,417,187

Utah - 0.2%
Salt Lake City Arpt. Rev. Participating VRDN Series Floaters XM 06 99, 1.4% 12/6/19 (Liquidity Facility Cr. Suisse AG) (a)(b)(f)(g)	6,600,000	6,600,000
Virginia - 0.6%
Longwood Hsg. Foundation LLC Participating VRDN Series DBE 80 39, 1.45% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	4,000,000	4,000,000
Norfolk Wtr. Rev. Participating VRDN Series Floaters XS 00 03, 1.44% 2/3/20 (a)(f)(g)	11,985,000	11,985,000
Suffolk Hsg. Auth. Mfam Apts Participating VRDN Series XF 10 86, 1.45% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	5,625,000	5,625,000

TOTAL VIRGINIA		21,610,000

Washington - 0.2%
Kitsap County Indl. Dev. Corpre (Cara Land Co., L.L.C. Proj.) Series 2006, 1.32% 12/6/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	625,000	625,000
Port Chehalis Indl. Dev. Rev. (JLT Holding, LLC Proj.) Series 2003, 1.27% 12/6/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	955,000	955,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.45% 1/10/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)(h)	5,200,000	5,200,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Floaters XG 00 51, 1.25% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	800,000	800,000

TOTAL WASHINGTON		7,580,000

Wisconsin - 0.4%
Brodhead Indl. Dev. Series 2000, 1.2% 12/5/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	800,000	800,000
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 28, 1.17% 12/6/19 (Liquidity Facility Deutsche Bank AG) (a)(f)(g)	2,370,000	2,370,000
JPMorgan Chase Participating VRDN Series Floaters XF 01 27, 1.28% 12/6/19 (a)(f)(g)	1,060,000	1,060,000
Milwaukee Gen. Oblig. RAN Series 2019 R2:
3% 5/7/20	5,000,000	5,038,930
4% 5/7/20	5,000,000	5,060,332

TOTAL WISCONSIN		14,329,262

TOTAL MUNICIPAL NOTES
(Cost $955,618,711)		956,019,453
	Shares

Short-Term Funds - 2.9%
JPMorgan Ultra-Short Municipal Fund Class I
(Cost $100,180,598)	9,955,356	100,051,329

Municipal Bond Funds - 0.3%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares 1.42%(a)(i)	5,000,000	5,000,000
Nuveen NY AMT-Free Quality Municipal Income Fund Preferred Shares 1.37%(a)(d)(i)	6,800,000	6,800,000
TOTAL MUNICIPAL BOND FUNDS
(Cost $11,800,000)		11,800,000
	Shares	Value

Money Market Funds - 13.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 1.57% (j)(k)	233,469,905	233,469,905
Fidelity Municipal Cash Central Fund 1.20% (l)(m)	12,952,705	12,954,000
Fidelity SAI Municipal Money Market Fund 1.19% (j)(k)	199,161,231	199,161,173
State Street Institutional U.S. Government Money Market Fund Premier Class 1.59% (j)	6,030,517	6,030,517
TOTAL MONEY MARKET FUNDS
(Cost $451,606,776)		451,615,595
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $3,426,270,937)		3,436,994,594
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(10,612,026)
NET ASSETS - 100%		$3,426,382,568

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

CP – COMMERCIAL PAPER

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,220,543 or 0.9% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,130,000 or 0.5% of net assets.

 (i) Non-income producing

 (j) The rate quoted is the annualized seven-day yield of the fund at period end.

 (k) Affiliated Fund

 (l) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Baltimore Proj. Rev. Bonds Series Floaters G 42, 1.3%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada)	7/1/19	$4,500,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters 013, 1.22% 1/10/20 (Liquidity Facility Barclays Bank PLC)	2/2/18 - 2/9/18	$2,430,000
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 1.4% 1/10/20 (Liquidity Facility Barclays Bank PLC)	1/10/19	$5,000,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.45% 1/10/20 (Liquidity Facility Barclays Bank PLC)	3/1/18 - 1/18/19	$5,200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$184,963
Total	$184,963

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 1.57%	$200,078,086	$77,832,092	$44,440,273	$2,301,460	$--	$--	$233,469,905
Fidelity SAI Municipal Money Market Fund 1.19%	281,762,299	10,999,434	93,577,193	1,533,306	4,833	(28,200)	199,161,173
Total	$481,840,385	$88,831,526	$138,017,466	$3,834,766	$4,833	$(28,200)	$432,631,078

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$2,873,527,670	$--	$2,873,527,670	$--
Money Market Funds	451,615,595	451,615,595	--	--
Investment Companies	11,800,000	--	11,800,000	--
Short-Term Funds	100,051,329	100,051,329	--	--
Total Investments in Securities:	$3,436,994,594	$551,666,924	$2,885,327,670	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,980,694,633)	$2,991,409,516
Fidelity Central Funds (cost $12,954,000)	12,954,000
Other affiliated issuers (cost $432,622,304)	432,631,078
Total Investment in Securities (cost $3,426,270,937)		$3,436,994,594
Cash		465,767
Receivable for investments sold		4,306,992
Receivable for fund shares sold		714,486
Interest receivable		22,627,088
Distributions receivable from Fidelity Central Funds		11,898
Prepaid expenses		3,969
Other receivables		4,074
Total assets		3,465,128,868
Liabilities
Payable for investments purchased
Regular delivery	$855,324
Delayed delivery	32,745,074
Payable for fund shares redeemed	833,000
Distributions payable	4,004,958
Accrued management fee	241,997
Other payables and accrued expenses	65,947
Total liabilities		38,746,300
Net Assets		$3,426,382,568
Net Assets consist of:
Paid in capital		$3,414,353,013
Total accumulated earnings (loss)		12,029,555
Net Assets		$3,426,382,568
Net Asset Value, offering price and redemption price per share ($3,426,382,568 ÷ 341,419,066 shares)		$10.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2019 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$533,814
Affiliated issuers		3,834,766
Interest		26,190,367
Income from Fidelity Central Funds		184,813
Total income		30,743,760
Expenses
Management fee	$5,735,825
Accounting fees and expenses	48,722
Custodian fees and expenses	14,328
Independent trustees' fees and expenses	19,321
Registration fees	42,049
Audit	34,129
Legal	5,570
Miscellaneous	12,622
Total expenses before reductions	5,912,566
Expense reductions	(4,305,078)
Total expenses after reductions		1,607,488
Net investment income (loss)		29,136,272
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,207,716
Affiliated issuers	4,833
Capital gain distributions from Fidelity Central Funds	150
Total net realized gain (loss)		1,212,699
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,795,885
Affiliated issuers	(28,200)
Total change in net unrealized appreciation (depreciation)		1,767,685
Net gain (loss)		2,980,234
Net increase (decrease) in net assets resulting from operations		$32,116,656

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2019 (Unaudited)	Year ended May 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,136,272	$58,228,306
Net realized gain (loss)	1,212,699	270,192
Change in net unrealized appreciation (depreciation)	1,767,685	11,365,239
Net increase (decrease) in net assets resulting from operations	32,116,656	69,863,737
Distributions to shareholders	(29,089,919)	(58,929,136)
Share transactions
Proceeds from sales of shares	346,448,258	1,046,812,103
Reinvestment of distributions	1,997,189	3,887,466
Cost of shares redeemed	(340,966,246)	(864,875,731)
Net increase (decrease) in net assets resulting from share transactions	7,479,201	185,823,838
Total increase (decrease) in net assets	10,505,938	196,758,439
Net Assets
Beginning of period	3,415,876,630	3,219,118,191
End of period	$3,426,382,568	$3,415,876,630
Other Information
Shares
Sold	34,521,028	104,689,689
Issued in reinvestment of distributions	198,988	388,671
Redeemed	(33,970,711)	(86,524,339)
Net increase (decrease)	749,305	18,554,021

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Tax-Sensitive Short Duration Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$9.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.085	.174	.053
Net realized and unrealized gain (loss)	.010	.042	(.014)
Total from investment operations	.095	.216	.039
Distributions from net investment income	(.085)	(.173)	(.049)
Distributions from net realized gain	–	(.003)	–
Total distributions	(.085)	(.176)	(.049)
Net asset value, end of period	$10.04	$10.03	$9.99
Total ReturnC,D	.95%	2.19%	.39%
Ratios to Average Net AssetsE,F,G
Expenses before reductions	.35%H	.37%	.52%H
Expenses net of fee waivers, if any	.10%H	.12%	.26%H,I
Expenses net of all reductions	.09%H	.12%	.26%H,I
Net investment income (loss)	1.70%H	1.74%	1.28%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,426,383	$3,415,877	$3,219,118
Portfolio turnover rateG	77%H	57%	180%J

 A For the period December 28, 2017 (commencement of operations) to May 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I Audit fees are not annualized.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2019

1. Organization.

Strategic Advisers Tax-Sensitive Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $4,071 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,389,532
Gross unrealized depreciation	(598,154)
Net unrealized appreciation (depreciation)	$10,791,378
Tax cost	$3,426,203,216

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $1,092,980,893 and $1,007,944,179, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .33% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser), T. Rowe Price Associates, Inc. and Wells Capital Management, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. Effective July 1, 2019 accounting fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. For the period, the fees were equivalent to an annualized rate of less than .005%.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,173 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2022. During the period, this waiver reduced the Fund's management fee by $4,282,395.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $22,683.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 100% of the total outstanding shares of Fidelity SAI Municipal Money Market Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period-B June 1, 2019 to November 30, 2019
Actual	.10%	$1,000.00	$1,009.50	$.50
Hypothetical-C		$1,000.00	$1,024.50	$.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Tax-Sensitive Short Duration Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers) and the sub-advisory agreements with FIAM LLC, T. Rowe Price Associates, Inc., and Wells Capital Management, Inc. (Wells Cap) (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2019 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved amendments to the fund's sub-advisory agreement with Wells Cap to: (i) expand the scope of, and add certain exceptions to, the most favored nation provision in the sub-advisory agreement; (ii) implement a new temporary fee schedule, effective August 1, 2019, to maintain the effective sub-advisory fee rates paid by the fund at lower asset levels, (iii) make other non-material amendments to the agreement. At its September 2019 meeting, the Board also discussed with representatives of Wells Cap an injunction against an affiliate of Wells Cap that required Wells Cap to obtain exemptive relief from the U.S. Securities and Exchange Commission to continue to serve as Sub-Adviser to the fund. The Board noted that Strategic Advisers is closely monitoring Wells Cap following these events and will report to the Board regarding its ongoing observations of Wells Cap. The Board also noted that the amended sub-advisory agreement would not result in changes to the nature, extent, and quality of the services that Wells Cap provides to the fund.

In reaching its determination to renew the fund's Advisory Contracts and approve the amendments to the sub-advisory agreements described above (Amendments), the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendments, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the Amendments do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and itsaffiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-year period ended December 31, 2018, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Tax-Sensitive Short Duration Fund

2018 Total Return % vs. Morningstar Muni National Short and SA Tax Senstv Shrt Dur Cl:

75% beaten
25% beaten
Benchmark
Retail Class
1.600
1.500
1.400
1.300
1.200
1.100
1.000
0.900
1.539
1.499
1.450
0.935
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	77%	-	-

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one-year period ended December 31, 2018. The Board also noted that the fund had out-performed 77% of its peers for the one-year period ended December 31, 2018. The Board also noted that the investment performance of the fund was lower than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2022 (effectively waiving its portion of the management fee) and considered that the fund's contractual maximum aggregate annual management fee rate may not exceed 0.55%. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Strategic Advisers Tax-Sensitive Short Duration Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2018.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2018.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2022.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund’s Advisory Contracts should be renewed and the Amendments should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement and the approval of the Amendments do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

TSS-SANN-0120
1.9885905.101

Strategic Advisers® Fidelity® U.S. Total Stock Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

Semi-Annual Report

November 30, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2019

(excluding cash equivalents)	% of fund's net assets
Fidelity SAI U.S. Quality Index Fund	11.3
Fidelity Growth Company Fund	8.6
Fidelity SAI U.S. Large Cap Index Fund	8.4
Fidelity Contrafund	6.9
Fidelity Large Cap Value Enhanced Index Fund	6.7
Fidelity SAI U.S. Momentum Index Fund	5.7
Fidelity SAI U.S. Value Index Fund	2.9
Fidelity Small Cap Index Fund	2.5
Fidelity SAI U.S. Low Volatility Index Fund	2.2
Microsoft Corp.	1.1
56.3

Asset Allocation (% of fund's net assets)

As of November 30, 2019
Common Stocks	43.7%
Large Blend Funds	10.6%
Large Growth Funds	32.5%
Large Value Funds	9.6%
Small Blend Funds	2.5%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 43.7%
	Shares	Value
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	550,501	$20,577,727
GCI Liberty, Inc. (a)	258,800	18,372,212
Verizon Communications, Inc.	1,366,387	82,311,153
		121,261,092
Entertainment - 1.2%
Activision Blizzard, Inc.	1,224,300	67,128,369
Cinemark Holdings, Inc. (b)	408,900	13,849,443
DouYu International Holdings Ltd. ADR (b)	316,050	2,357,733
Electronic Arts, Inc. (a)	358,700	36,232,287
Lions Gate Entertainment Corp. Class B	805,000	6,979,350
Netflix, Inc. (a)	99,600	31,340,136
Nihon Falcom Corp.	5,000	59,450
Take-Two Interactive Software, Inc. (a)	45,198	5,484,777
The Walt Disney Co.	852,028	129,150,404
Viacom, Inc.:
Class A (b)	166,200	4,341,144
Class B (non-vtg.)	100,000	2,407,000
Vivendi SA	769,700	21,133,542
World Wrestling Entertainment, Inc. Class A (b)	403,200	25,006,464
		345,470,099
Interactive Media & Services - 1.0%
Alphabet, Inc.:
Class A (a)	101,400	132,234,726
Class C (a)	45,000	58,723,200
Eventbrite, Inc. (a)	10,900	234,459
Facebook, Inc. Class A (a)	461,500	93,056,860
Twitter, Inc. (a)	146,700	4,534,497
Wise Talent Information Technology Co. Ltd. (a)(b)	1,390,800	3,247,723
Yahoo! Japan Corp.	4,350,000	14,987,662
YY, Inc. ADR (a)	8,900	567,731
		307,586,858
Media - 1.2%
Altice U.S.A., Inc. Class A (a)	619,460	15,845,787
AMC Networks, Inc. Class A (a)	9,100	349,713
CBS Corp. Class B	101,100	4,082,418
Charter Communications, Inc. Class A (a)	42,200	19,834,422
Comcast Corp. Class A	5,229,010	230,860,792
Corus Entertainment, Inc. Class B (non-vtg.)	95,400	411,894
Discovery Communications, Inc.:
Class A (a)(b)	550,000	18,117,000
Class C (non-vtg.) (a)	212,200	6,476,344
F@N Communications, Inc.	26,900	124,396
Fox Corp. Class A	336,133	12,020,116
Hyundai HCN	461,413	1,413,963
Interpublic Group of Companies, Inc.	1,192,500	26,712,000
Liberty Media Corp. Liberty SiriusXM Series A (a)	123,000	5,990,100
Nippon Television Network Corp.	59,800	785,893
WOWOW INC.	73,700	1,813,874
		344,838,712
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	28,300	1,004,803
T-Mobile U.S., Inc. (a)	300,400	23,596,420
		24,601,223

TOTAL COMMUNICATION SERVICES		1,143,757,984

CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.3%
Adient PLC	100,000	2,186,000
Aptiv PLC	134,700	12,645,636
BorgWarner, Inc.	376,400	15,827,620
Cooper Tire & Rubber Co.	175,000	5,043,500
Cooper-Standard Holding, Inc. (a)	5,000	142,150
DaikyoNishikawa Corp.	27,200	209,307
DTR Automotive Corp.	11,829	303,410
Eagle Industry Co. Ltd.	67,200	657,752
G-Tekt Corp.	455,000	7,160,574
Gentex Corp.	47,200	1,340,480
Hi-Lex Corp.	85,000	1,444,114
Hyundai Mobis	86,687	17,978,765
IJT Technology Holdings Co. Ltd.	276,000	1,652,166
Lear Corp.	122,500	14,737,975
Linamar Corp.	10,000	334,714
Strattec Security Corp.	11,700	273,546
TPR Co. Ltd.	173,000	3,287,032
		85,224,741
Automobiles - 0.0%
Audi AG	4,727	4,197,816
Fiat Chrysler Automobiles NV	50,100	738,975
Fiat Chrysler Automobiles NV (Italy)	101,500	1,500,795
General Motors Co.	88,100	3,171,600
Renault SA	28,800	1,378,907
		10,988,093
Distributors - 0.0%
Arata Corp.	5,000	196,948
Harima-Kyowa Co. Ltd. (b)	24,100	365,619
Yagi & Co. Ltd.	50,800	737,719
		1,300,286
Diversified Consumer Services - 0.1%
Afya Ltd. (b)	55,669	1,533,124
Heian Ceremony Service Co. Ltd.	128,400	1,031,471
MegaStudy Co. Ltd.	79,794	807,194
Multicampus Co. Ltd.	28,028	819,747
Service Corp. International	617,142	27,166,591
		31,358,127
Hotels, Restaurants & Leisure - 0.5%
Domino's Pizza, Inc.	124,800	36,728,640
Eldorado Resorts, Inc. (a)(b)	185,561	9,929,369
McDonald's Corp.	280,900	54,629,432
Royal Caribbean Cruises Ltd.	149,900	17,990,998
The Restaurant Group PLC	1,119,700	2,143,200
Wendy's Co.	725,750	15,560,080
		136,981,719
Household Durables - 0.2%
Cuckoo Holdings Co. Ltd.	19,647	1,787,905
FJ Next Co. Ltd.	309,600	3,050,163
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	398,613	3,271,116
Hamilton Beach Brands Holding Co. Class A	15,700	308,662
Iida Group Holdings Co. Ltd.	58,300	1,036,314
Lennar Corp. Class A	311,300	18,569,045
Mohawk Industries, Inc. (a)	54,600	7,609,602
Toll Brothers, Inc.	463,885	18,634,260
Whirlpool Corp.	18,100	2,590,110
		56,857,177
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc. (a)	68,600	123,534,880
eBay, Inc.	429,500	15,255,840
Etsy, Inc. (a)	323,700	14,045,343
Expedia, Inc.	129,600	13,175,136
Hyundai Home Shopping Network Corp.	4,861	349,771
Mercari, Inc. (a)(b)	10,000	220,618
NS Shopping Co. Ltd.	21,105	175,979
Pinduoduo, Inc. ADR (a)	142,900	5,137,255
The Booking Holdings, Inc. (a)	35,770	68,107,153
		240,001,975
Leisure Products - 0.2%
Brunswick Corp.	595,292	34,985,311
Hasbro, Inc.	172,700	17,563,590
		52,548,901
Multiline Retail - 0.2%
Big Lots, Inc.	1,000	20,900
Dollar General Corp.	235,800	37,105,488
Dollar Tree, Inc. (a)	231,600	21,182,136
Lifestyle International Holdings Ltd.	759,000	821,227
Macy's, Inc. (b)	40,000	612,800
Ryohin Keikaku Co. Ltd.	1,000	22,784
		59,765,335
Specialty Retail - 0.9%
Arc Land Sakamoto Co. Ltd.	30,000	348,200
AT-Group Co. Ltd.	128,800	2,114,100
AutoNation, Inc. (a)	100,000	5,109,000
Bed Bath & Beyond, Inc. (b)	306,300	4,465,854
Best Buy Co., Inc.	37,700	3,040,128
Burlington Stores, Inc. (a)	197,545	44,447,625
Dunelm Group PLC	231,500	2,552,376
Foot Locker, Inc.	10,000	400,500
GameStop Corp. Class A (b)	164,300	1,041,662
Gap, Inc.	5,000	83,050
GNC Holdings, Inc. Class A (a)(b)	680,400	2,000,376
Hibbett Sports, Inc. (a)(b)	70,200	1,991,574
Hour Glass Ltd.	1,000,000	595,934
JB Hi-Fi Ltd. (b)	63,375	1,603,649
John David Group PLC	877,200	8,628,876
Ku Holdings Co. Ltd.	47,500	401,983
Lookers PLC	828,728	576,625
Lowe's Companies, Inc.	297,680	34,920,841
Mandarake, Inc. (b)	15,700	86,521
Sally Beauty Holdings, Inc. (a)	675,000	12,440,250
Samse SA	2,200	399,953
The Home Depot, Inc.	252,200	55,612,622
Tiffany & Co., Inc.	118,200	15,815,160
TJX Companies, Inc.	615,282	37,612,189
Tokatsu Holdings Co. Ltd.	18,700	75,880
Ulta Beauty, Inc. (a)	70,100	16,393,586
Urban Outfitters, Inc. (a)	100,000	2,566,000
Vitamin Shoppe, Inc. (a)(b)	211,900	1,373,112
Williams-Sonoma, Inc.	130,000	9,022,000
		265,719,626
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	59,500	2,209,830
Carter's, Inc.	82,360	8,508,612
Columbia Sportswear Co.	195,000	18,037,500
Embry Holdings Ltd.	280,000	51,148
Ff Group (a)(c)	2,700	3,570
Fossil Group, Inc. (a)	20,800	155,792
G-III Apparel Group Ltd. (a)	5,000	148,000
Levi Strauss & Co. Class A (b)	1,023,100	17,167,618
NIKE, Inc. Class B	321,900	30,094,431
PVH Corp.	243,300	23,590,368
Sitoy Group Holdings Ltd.	2,613,000	390,538
Tapestry, Inc.	565,700	15,211,673
Ted Baker PLC	59,126	304,035
Wolverine World Wide, Inc.	1,000	32,100
Yue Yuen Industrial (Holdings) Ltd.	420,000	1,242,048
		117,147,263

TOTAL CONSUMER DISCRETIONARY		1,057,893,243

CONSUMER STAPLES - 3.1%
Beverages - 0.4%
Britvic PLC	499,246	6,256,589
C&C Group PLC (United Kingdom)	3,643,100	18,375,323
Constellation Brands, Inc. Class A (sub. vtg.)	143,500	26,699,610
PepsiCo, Inc.	187,100	25,413,793
The Coca-Cola Co.	561,660	29,992,644
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	690,621	1,330,391
		108,068,350
Food & Staples Retailing - 0.8%
Amsterdam Commodities NV	34,400	776,989
Halows Co. Ltd.	21,800	506,847
Kroger Co.	150,000	4,101,000
Nihon Chouzai Co. Ltd.	6,700	231,457
OM2 Network Co. Ltd.	60,000	662,402
Qol Holdings Co. Ltd.	50,800	738,183
Retail Partners Co. Ltd.	130,700	1,110,866
Sapporo Clinical Laboratory	8,200	136,542
Satoh & Co. Ltd. (b)	12,300	175,024
Sysco Corp.	724,200	58,334,310
U.S. Foods Holding Corp. (a)	783,900	31,175,703
United Natural Foods, Inc. (a)	30,500	278,160
Walgreens Boots Alliance, Inc.	433,800	25,854,480
Walmart, Inc.	1,081,300	128,772,017
		252,853,980
Food Products - 0.7%
Axyz Co. Ltd.	10,000	218,881
Changshouhua Food Co. Ltd.	2,144,000	922,981
Conagra Brands, Inc.	703,100	20,298,497
Danone SA	293,200	24,125,178
Ingredion, Inc.	25,000	2,079,250
JC Comsa Corp.	26,800	104,339
Kaneko Seeds Co. Ltd.	75,300	1,052,906
Lotte Samkang Co. Ltd.	1,057	385,649
Mondelez International, Inc.	660,800	34,718,432
Nestle SA sponsored ADR	257,000	26,712,580
Pickles Corp.	27,500	695,668
Post Holdings, Inc. (a)	342,477	36,165,571
Prima Meat Packers Ltd.	14,600	338,514
S Foods, Inc.	26,000	719,978
Seaboard Corp.	2,219	9,123,574
The J.M. Smucker Co.	100,400	10,551,036
Toyo Sugar Refining Co. Ltd.	39,400	407,251
TreeHouse Foods, Inc. (a)	284,600	13,914,094
Tyson Foods, Inc. Class A	142,600	12,818,314
		195,352,693
Household Products - 0.3%
Colgate-Palmolive Co.	16,800	1,139,376
Procter & Gamble Co. (d)	771,898	94,217,870
		95,357,246
Personal Products - 0.1%
Hengan International Group Co. Ltd.	202,500	1,337,376
Herbalife Nutrition Ltd. (a)	685,082	31,246,590
Unilever NV (NY Reg.)	268,700	16,001,085
		48,585,051
Tobacco - 0.8%
Altria Group, Inc.	3,098,240	153,982,528
British American Tobacco PLC sponsored ADR	400,714	15,872,282
KT&G Corp.	20,099	1,663,999
Philip Morris International, Inc.	645,700	53,547,901
Scandinavian Tobacco Group A/S (e)	32,565	376,482
		225,443,192

TOTAL CONSUMER STAPLES		925,660,512

ENERGY - 2.5%
Energy Equipment & Services - 0.1%
AKITA Drilling Ltd. Class A (non-vtg.)	25,313	17,151
Baker Hughes, A GE Co. Class A	458,223	10,273,360
Carbo Ceramics, Inc. (a)(b)	159,200	65,288
Diamond Offshore Drilling, Inc. (a)(b)	393,700	2,224,405
DMC Global, Inc. (b)	7,100	327,239
Forum Energy Technologies, Inc. (a)	120,600	157,986
Geospace Technologies Corp. (a)	39,300	566,706
Halliburton Co.	23,600	495,364
High Arctic Energy Services, Inc.	362,600	526,852
Liberty Oilfield Services, Inc. Class A	124,500	1,100,580
National Oilwell Varco, Inc.	66,500	1,499,575
Odfjell Drilling Ltd. (a)	97,600	269,276
Patterson-UTI Energy, Inc.	35,900	320,946
Raiznext Corp.	381,700	4,304,677
RigNet, Inc. (a)	81,000	421,200
Schlumberger Ltd.	106,800	3,866,160
Shelf Drilling Ltd. (a)(b)(e)	246,799	504,529
Solaris Oilfield Infrastructure, Inc. Class A	110,800	1,188,884
Tecnicas Reunidas SA (a)	37,400	911,506
Tenaris SA sponsored ADR	23,900	508,831
Transocean Ltd. (United States) (a)	466,500	2,323,170
Valaris PLC Class A (b)	319,125	1,359,473
		33,233,158
Oil, Gas & Consumable Fuels - 2.4%
Arch Coal, Inc. (b)	3,100	229,741
Baytex Energy Corp. (a)	1,949,600	2,113,547
Black Stone Minerals LP	17,700	210,099
Bonavista Energy Corp. (b)	877,200	316,989
Bonterra Energy Corp. (b)	218,300	519,331
Brigham Minerals, Inc. Class A	81,800	1,583,648
Cabot Oil & Gas Corp.	142,500	2,271,450
Canadian Natural Resources Ltd.	82,400	2,305,190
Canadian Natural Resources Ltd.	6,000	167,820
Cenovus Energy, Inc. (Canada)	2,437,086	21,704,982
Cheniere Energy, Inc. (a)	100,200	6,066,108
Chevron Corp.	903,500	105,826,955
China Petroleum & Chemical Corp.:
(H Shares)	23,000,000	12,898,504
sponsored ADR (H Shares)	9,000	502,650
Cimarex Energy Co.	51,300	2,358,261
CNOOC Ltd. sponsored ADR	16,400	2,381,608
CNX Resources Corp. (a)	124,400	859,604
ConocoPhillips Co.	256,700	15,386,598
Contango Oil & Gas Co. (a)(b)	223,300	736,890
Delek Logistics Partners LP	6,300	202,356
Delek U.S. Holdings, Inc.	300,828	10,321,409
Devon Energy Corp.	109,900	2,405,711
Diamondback Energy, Inc.	234,472	18,134,064
Encana Corp. (Toronto)	260,524	1,029,700
Eni SpA	12,600	189,854
Enterprise Products Partners LP	170,800	4,495,456
EOG Resources, Inc.	165,100	11,705,590
Equinor ASA sponsored ADR	1,378,491	25,543,438
Exxon Mobil Corp.	3,060,145	208,487,679
GasLog Partners LP (b)	797,621	11,605,386
Golar LNG Partners LP	775,166	7,371,829
Hess Corp.	509,800	31,653,482
Hoegh LNG Partners LP	241,000	3,725,860
HollyFrontier Corp.	3,500	180,425
Husky Energy, Inc. (b)	990,500	7,277,934
Imperial Oil Ltd.	118,600	2,979,509
Kosmos Energy Ltd.	186,800	1,115,196
Lundin Petroleum AB	52,000	1,602,949
Magnolia Oil & Gas Corp. Class A (a)(b)	1,742,100	18,919,206
Marathon Oil Corp.	103,400	1,204,610
Marathon Petroleum Corp.	149,742	9,080,355
Motor Oil (HELLAS) Corinth Refineries SA	99,400	2,326,182
Murphy Oil Corp.	216,000	4,970,160
National Energy Services Reunited Corp. (a)	2,000	18,300
Noble Energy, Inc.	289,300	6,005,868
Northern Oil & Gas, Inc. (a)	664,300	1,182,454
NuVista Energy Ltd. (a)	5,000	9,222
Occidental Petroleum Corp.	115,600	4,458,692
Oil & Natural Gas Corp. Ltd.	1,000,000	1,836,263
Par Pacific Holdings, Inc. (a)	82,300	2,048,447
Parex Resources, Inc. (a)	174,000	2,570,112
Parsley Energy, Inc. Class A	985,780	14,766,984
PDC Energy, Inc. (a)	88,700	2,016,151
Peabody Energy Corp.	16,000	154,880
Phillips 66 Co.	87,700	10,060,944
Pioneer Natural Resources Co.	85,900	10,981,456
QEP Resources, Inc.	35,700	116,739
Scorpio Tankers, Inc.	14,600	502,094
Seven Generations Energy Ltd. (a)	5,000	27,253
Sinopec Kantons Holdings Ltd.	4,288,000	1,687,111
Southwestern Energy Co. (a)(b)	3,019,684	5,495,825
Star Petroleum Refining PCL	2,244,600	739,039
Suncor Energy, Inc.	63,900	2,006,045
Teekay LNG Partners LP	779,200	11,882,800
Teekay Offshore Partners LP	1,960,207	3,038,321
Texas Pacific Land Trust (b)	200	134,996
Thai Oil PCL (For. Reg.)	396,400	905,083
Total SA sponsored ADR	429,200	22,550,168
Valero Energy Corp.	161,600	15,431,184
Viper Energy Partners LP	119,400	2,832,168
Whiting Petroleum Corp. (a)(b)	23,300	106,714
World Fuel Services Corp.	47,900	2,030,960
		690,564,588

TOTAL ENERGY		723,797,746

FINANCIALS - 8.0%
Banks - 3.7%
Bank of America Corp. (d)	4,835,209	161,109,164
BankUnited, Inc.	581,381	20,383,218
Boston Private Financial Holdings, Inc.	983,419	11,545,339
Citigroup, Inc. (d)	938,670	70,512,890
Credit Agricole Atlantique Vendee	6,600	1,138,049
East West Bancorp, Inc.	5,000	229,100
EFG Eurobank Ergasias SA (a)	2,478,700	2,610,866
First Citizens Bancshares, Inc.	15,893	8,261,181
First Foundation, Inc.	650,873	10,667,808
First Horizon National Corp.	970,970	15,613,198
FNB Corp., Pennsylvania	2,134,655	26,512,415
Gunma Bank Ltd.	396,600	1,406,332
Hiroshima Bank Ltd.	65,700	324,237
Huntington Bancshares, Inc.	2,415,500	35,966,795
IBERIABANK Corp.	197,700	14,430,123
JPMorgan Chase & Co. (d)	618,771	81,529,267
KeyCorp	674,195	13,072,641
M&T Bank Corp.	242,200	39,900,028
Mitsubishi UFJ Financial Group, Inc.	1,371,600	7,270,565
NIBC Holding NV (e)	590,026	4,583,139
Northrim Bancorp, Inc.	5,000	187,350
Ogaki Kyoritsu Bank Ltd.	43,500	1,006,996
PNC Financial Services Group, Inc.	630,211	96,554,627
Shinsei Bank Ltd.	69,900	1,100,692
Signature Bank	61,800	7,623,648
Skandiabanken ASA (e)	98,800	733,971
Societe Generale Series A	158,600	4,984,199
Sumitomo Mitsui Financial Group, Inc.	338,000	12,376,328
SunTrust Banks, Inc.	658,800	46,669,392
Synovus Financial Corp.	98,900	3,767,101
Tcf Financial Corp.	699,100	29,704,759
The Keiyo Bank Ltd.	125,700	721,437
The San-In Godo Bank Ltd.	120,400	744,935
U.S. Bancorp	1,597,327	95,887,540
Unicaja Banco SA (e)	1,549,300	1,561,069
United Community Bank, Inc.	612,899	18,999,869
Van Lanschot NV (Bearer)	5,800	137,394
Wells Fargo & Co.	4,366,313	237,789,406
Yamaguchi Financial Group, Inc.	108,200	744,604
		1,088,361,672
Capital Markets - 1.0%
Affiliated Managers Group, Inc.	154,400	13,181,128
Apollo Global Management LLC Class A	188,300	8,247,540
Ares Capital Corp.	34,629	648,601
BlackRock, Inc. Class A	29,000	14,352,390
Cboe Global Markets, Inc.	160,400	19,071,560
Charles Schwab Corp.	153,365	7,591,568
E*TRADE Financial Corp.	331,648	14,692,006
Goldman Sachs Group, Inc.	276,600	61,225,410
Invesco Ltd.	441,000	7,743,960
Lazard Ltd. Class A	462,708	17,879,037
Morgan Stanley	546,730	27,052,200
Morningstar, Inc.	69,500	10,918,450
Raymond James Financial, Inc.	78,090	7,014,044
State Street Corp.	955,146	71,731,465
Virtu Financial, Inc. Class A (b)	483,300	8,022,780
		289,372,139
Consumer Finance - 0.8%
360 Finance, Inc. ADR	671,123	6,375,669
Aeon Credit Service (Asia) Co. Ltd.	3,340,000	2,662,374
Ally Financial, Inc.	257,500	8,198,800
American Express Co.	194,400	23,351,328
Capital One Financial Corp.	862,500	86,258,625
Discover Financial Services	512,700	43,512,849
First Cash Financial Services, Inc.	159,810	12,919,040
Navient Corp.	78,400	1,125,040
OneMain Holdings, Inc.	602,859	25,977,194
Qudian, Inc. ADR (a)(b)	341,600	1,694,336
Santander Consumer U.S.A. Holdings, Inc.	157,000	3,697,350
Shriram Transport Finance Co. Ltd.	173,000	2,717,886
SLM Corp.	599,100	5,110,323
Synchrony Financial	548,036	20,502,027
		244,102,841
Diversified Financial Services - 0.7%
AXA Equitable Holdings, Inc.	770,000	19,049,800
Berkshire Hathaway, Inc.:
Class A (a)	2	660,990
Class B (a)	672,800	148,217,840
Fuyo General Lease Co. Ltd.	78,100	5,160,510
Ricoh Leasing Co. Ltd.	96,500	3,364,536
Voya Financial, Inc.	377,410	21,995,455
		198,449,131
Insurance - 1.4%
AFLAC, Inc.	244,200	13,391,928
Allstate Corp.	150,800	16,791,580
American International Group, Inc.	294,600	15,513,636
ASR Nederland NV	78,300	2,909,919
Assurant, Inc.	191,730	25,475,165
Axis Capital Holdings Ltd.	214,700	12,705,946
Brown & Brown, Inc.	589,782	22,258,373
Chubb Ltd.	242,500	36,733,900
Db Insurance Co. Ltd.	139,982	6,600,353
FNF Group	342,900	16,332,327
Genworth Financial, Inc. Class A	289,400	1,146,024
Hartford Financial Services Group, Inc.	281,900	17,438,334
Hyundai Fire & Marine Insurance Co. Ltd.	180,042	4,267,482
Lincoln National Corp.	33,100	1,954,555
Marsh & McLennan Companies, Inc.	287,200	31,037,704
MetLife, Inc.	1,169,400	58,364,754
NN Group NV	134,103	5,147,773
Prudential Financial, Inc.	56,800	5,317,616
Reinsurance Group of America, Inc.	200,480	33,171,421
Sony Financial Holdings, Inc.	60,900	1,413,690
Sul America SA unit	219,800	2,742,243
The Travelers Companies, Inc.	437,700	59,842,344
Willis Group Holdings PLC	82,400	16,186,656
		406,743,723
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	1,958,100	33,914,292
MFA Financial, Inc.	3,304,800	25,314,768
Redwood Trust, Inc.	964,900	15,612,082
		74,841,142
Thrifts & Mortgage Finance - 0.1%
ASAX Co. Ltd.	159,600	948,090
Essent Group Ltd.	584,030	31,917,240
Genworth Mortgage Insurance Ltd.	232,786	577,865
		33,443,195

TOTAL FINANCIALS		2,335,313,843

HEALTH CARE - 7.2%
Biotechnology - 1.6%
AbbVie, Inc.	466,700	40,943,591
Acceleron Pharma, Inc. (a)	50,000	2,448,000
Alexion Pharmaceuticals, Inc. (a)	236,000	26,889,840
Alnylam Pharmaceuticals, Inc. (a)	44,000	5,154,160
Amgen, Inc.	555,600	130,410,432
Argenx SE ADR (a)	54,700	8,098,335
Ascendis Pharma A/S sponsored ADR (a)	70,000	8,062,600
BeiGene Ltd. ADR (a)	20,000	4,065,800
BELLUS Health, Inc. (a)	260,000	1,820,000
Biogen, Inc. (a)	55,000	16,489,550
bluebird bio, Inc. (a)	48,000	3,885,120
Blueprint Medicines Corp. (a)	406,298	33,332,688
Cell Biotech Co. Ltd.	46,872	708,258
FibroGen, Inc. (a)	72,000	3,050,640
Gilead Sciences, Inc.	168,700	11,343,388
Global Blood Therapeutics, Inc. (a)	263,530	17,524,745
Intercept Pharmaceuticals, Inc. (a)(b)	89,700	9,720,789
Neurocrine Biosciences, Inc. (a)	294,268	34,314,591
Principia Biopharma, Inc. (a)	80,000	2,866,400
Sage Therapeutics, Inc. (a)	18,000	2,785,860
Sarepta Therapeutics, Inc. (a)	339,392	38,178,206
Seattle Genetics, Inc. (a)	108,500	13,057,975
Turning Point Therapeutics, Inc. (b)	54,000	3,035,880
United Therapeutics Corp. (a)	51,200	4,723,712
Vertex Pharmaceuticals, Inc. (a)	170,000	37,697,500
Xencor, Inc. (a)	90,000	3,546,000
Zymeworks, Inc. (a)(b)	99,900	4,354,641
		468,508,701
Health Care Equipment & Supplies - 1.1%
A&T Corp.	21,000	247,194
Atricure, Inc. (a)	100,000	2,975,000
Becton, Dickinson & Co.	185,700	48,003,450
Boston Scientific Corp. (a)	1,545,121	66,826,483
Danaher Corp.	72,000	10,510,560
Dentsply Sirona, Inc.	362,200	20,478,788
Fukuda Denshi Co. Ltd.	59,550	4,201,481
Genmark Diagnostics, Inc. (a)	330,000	1,841,400
Glaukos Corp. (a)	279,400	17,917,922
Hologic, Inc. (a)	466,800	23,956,176
Insulet Corp. (a)	72,000	13,370,400
Intuitive Surgical, Inc. (a)	46,000	27,273,400
Masimo Corp. (a)	48,000	7,443,360
Medtronic PLC	82,600	9,200,814
Meridian Bioscience, Inc.	1,000	9,150
Nanosonics Ltd. (a)	600,000	2,706,953
Penumbra, Inc. (a)	65,500	11,588,260
STERIS PLC	158,949	24,023,552
Stryker Corp.	100,000	20,486,000
ViewRay, Inc. (a)(b)	2,099,416	6,970,061
Wright Medical Group NV (a)	362,587	10,794,215
		330,824,619
Health Care Providers& Services - 2.4%
Anthem, Inc.	289,778	83,647,317
Centene Corp. (a)	1,138,300	68,833,001
Cigna Corp.	616,277	123,206,098
CVS Health Corp.	1,257,412	94,645,401
HCA Holdings, Inc.	120,000	16,639,200
HealthEquity, Inc. (a)	60,000	3,773,400
Humana, Inc.	124,400	42,449,012
Laboratory Corp. of America Holdings (a)	55,000	9,475,950
McKesson Corp.	185,190	26,785,882
MEDNAX, Inc. (a)	70,000	1,828,400
Molina Healthcare, Inc. (a)	199,300	27,005,150
Patterson Companies, Inc.	49,100	955,486
Quest Diagnostics, Inc.	3,700	394,235
RadNet, Inc. (a)	609,500	11,678,020
Tokai Corp.	107,400	2,788,552
UnitedHealth Group, Inc.	623,900	174,610,893
Universal Health Services, Inc. Class B	40,000	5,579,600
		694,295,597
Health Care Technology - 0.1%
Teladoc Health, Inc. (a)(b)	224,670	18,813,866
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)(b)	84,000	5,450,760
Bio-Rad Laboratories, Inc. Class A (a)	76,016	28,078,790
Bruker Corp.	492,300	25,200,837
ICON PLC (a)	4,400	717,904
Lonza Group AG	16,000	5,434,959
		64,883,250
Pharmaceuticals - 1.8%
Allergan PLC	206,600	38,208,604
Astellas Pharma, Inc.	260,000	4,437,489
AstraZeneca PLC:
(United Kingdom)	380,000	36,710,969
sponsored ADR	59,500	2,884,560
Bayer AG	503,482	38,025,283
Bristol-Myers Squibb Co.	2,332,500	132,812,550
Bristol-Myers Squibb Co. rights (a)	727,000	1,563,050
Dawnrays Pharmaceutical Holdings Ltd.	6,848,000	1,224,700
Dechra Pharmaceuticals PLC	100,000	3,665,212
Eli Lilly & Co.	240,000	28,164,000
Genomma Lab Internacional SA de CV (a)	1,796,300	1,678,596
GlaxoSmithKline PLC sponsored ADR	961,558	43,731,658
Johnson & Johnson	644,585	88,623,992
Korea United Pharm, Inc.	37,112	585,913
Mylan NV (a)	25,000	469,500
MyoKardia, Inc. (a)	50,000	3,257,500
Nippon Chemiphar Co. Ltd.	10,400	282,288
Recordati SpA	70,000	2,936,187
Roche Holding AG (participation certificate)	253,306	78,092,461
Sanofi SA sponsored ADR	523,600	24,441,648
Taro Pharmaceutical Industries Ltd.	9,500	919,125
Theravance Biopharma, Inc. (a)	111,034	2,416,100
Zogenix, Inc. (a)	84,164	4,021,356
		539,152,741

TOTAL HEALTH CARE		2,116,478,774

INDUSTRIALS - 4.6%
Aerospace & Defense - 1.1%
General Dynamics Corp.	188,123	34,189,474
Harris Corp.	68,500	13,774,665
HEICO Corp. Class A	323,546	32,496,960
Huntington Ingalls Industries, Inc.	92,100	23,178,807
Lockheed Martin Corp.	161,800	63,268,654
Teledyne Technologies, Inc. (a)	50,900	17,407,291
The Boeing Co.	131,800	48,262,524
United Technologies Corp. (d)	676,569	100,362,245
Vectrus, Inc. (a)	5,000	254,700
		333,195,320
Air Freight & Logistics - 0.2%
FedEx Corp.	68,330	10,936,217
Onelogix Group Ltd.	291,841	65,737
United Parcel Service, Inc. Class B (d)	396,106	47,425,771
		58,427,725
Airlines - 0.1%
Alaska Air Group, Inc.	354,400	24,457,144
Hawaiian Holdings, Inc.	2,000	60,580
		24,517,724
Building Products - 0.2%
Apogee Enterprises, Inc.	5,000	191,200
Fortune Brands Home & Security, Inc.	851,729	53,880,377
KVK Corp.	5,500	75,599
Nihon Dengi Co. Ltd.	88,000	2,440,870
		56,588,046
Commercial Services & Supplies - 0.0%
Nippon Kanzai Co. Ltd.	26,600	480,122
VSE Corp.	1,000	40,790
		520,912
Construction & Engineering - 0.0%
Arcadis NV (b)	50,193	1,020,887
Boustead Projs. Pte Ltd.	1,846,700	1,262,551
Joban Kaihatsu Co. Ltd.	1,400	75,489
Kawasaki Setsubi Kogyo Co. Ltd.	23,200	96,684
Meisei Industrial Co. Ltd.	360,100	3,034,292
Seikitokyu Kogyo Co. Ltd.	64,600	513,636
Watanabe Sato Co. Ltd.	4,100	73,742
		6,077,281
Electrical Equipment - 0.5%
Acuity Brands, Inc.	1,000	130,780
Aichi Electric Co. Ltd.	40,400	1,033,815
AMETEK, Inc.	407,800	40,376,278
Eaton Corp. PLC	14,200	1,313,500
Emerson Electric Co.	670,200	49,500,972
Gerard Perrier Industrie SA (b)	5,000	333,845
Iwabuchi Corp.	1,600	78,523
Sunrun, Inc. (a)	1,213,300	16,840,604
Terasaki Electric Co. Ltd.	33,600	347,914
Vestas Wind Systems A/S	147,200	14,009,228
Vivint Solar, Inc. (a)(b)	1,632,540	11,999,169
		135,964,628
Industrial Conglomerates - 0.7%
3M Co.	7,700	1,307,229
Carlisle Companies, Inc.	195,420	30,481,612
General Electric Co.	15,843,008	178,550,700
Mytilineos SA	202,900	2,257,908
Reunert Ltd.	56,900	267,596
		212,865,045
Machinery - 0.7%
Conrad Industries, Inc. (a)	5,400	54,000
Crane Co.	1,000	83,070
Cummins, Inc.	1,000	182,860
Flowserve Corp.	601,527	29,294,365
Fortive Corp.	673,100	48,577,627
Fukushima Industries Corp.	4,100	132,270
Gardner Denver Holdings, Inc. (a)	626,900	21,233,103
Haitian International Holdings Ltd.	1,150,000	2,570,834
Hy-Lok Corp.	14,316	216,322
IDEX Corp.	186,927	30,420,500
Ingersoll-Rand PLC	609,100	79,859,101
Koike Sanso Kogyo Co. Ltd.	2,200	45,822
Nakanishi Manufacturing Co. Ltd.	20,000	193,932
Nansin Co. Ltd.	32,900	166,274
Oshkosh Corp.	5,000	452,300
Sakura Rubber Co. Ltd.	14,500	809,678
The Hanshin Diesel Works Ltd.	4,500	82,869
Westinghouse Air Brake Co.	37,962	2,982,674
Yamada Corp.	19,700	456,402
		217,814,003
Marine - 0.0%
Japan Transcity Corp.	237,400	1,191,122
Professional Services - 0.1%
ABIST Co. Ltd. (b)	24,400	599,185
Bertrandt AG	15,400	899,289
Career Design Center Co. Ltd.	22,100	269,231
McMillan Shakespeare Ltd.	46,017	465,643
RELX PLC (London Stock Exchange)	521,814	12,640,166
SHL-JAPAN Ltd.	29,000	534,838
		15,408,352
Road & Rail - 0.7%
Autohellas SA	51,600	409,341
CSX Corp.	602,500	43,102,850
Daqin Railway Co. Ltd. (A Shares)	2,500,041	2,819,121
Landstar System, Inc.	216,020	24,066,788
Lyft, Inc.	410,400	20,101,392
Meitetsu Transport Co. Ltd.	5,000	108,755
NANSO Transport Co. Ltd.	43,900	473,424
Nikkon Holdings Co. Ltd.	40,300	999,950
Old Dominion Freight Lines, Inc.	164,473	31,511,382
Schneider National, Inc. Class B	626,500	14,252,875
STEF-TFE Group	3,667	360,395
Tohbu Network Co. Ltd.	42,500	388,412
Uber Technologies, Inc. (b)	935,000	27,676,000
Union Pacific Corp.	138,243	24,329,386
Utoc Corp.	121,800	589,965
		191,190,036
Trading Companies & Distributors - 0.3%
AerCap Holdings NV (a)	75,000	4,635,750
Canox Corp.	52,100	406,630
Daiichi Jitsugyo Co. Ltd.	5,900	200,855
Green Cross Co. Ltd.	81,100	668,545
HD Supply Holdings, Inc. (a)	781,080	31,102,606
Howden Joinery Group PLC	26,900	219,384
Itochu Corp.	1,620,000	35,355,145
Kamei Corp.	194,100	2,135,774
Mitani Shoji Co. Ltd.	47,900	2,372,674
Mitsubishi Corp.	201,900	5,288,296
MRC Global, Inc. (a)	1,304,740	17,405,232
MSC Industrial Direct Co., Inc. Class A	5,000	367,050
Narasaki Sangyo Co. Ltd.	9,600	172,488
Nishikawa Keisoku Co. Ltd.	5,800	231,640
Pla Matels Corp.	49,800	269,890
Shinsho Corp.	77,000	1,812,054
		102,644,013
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	169,800	1,295,769
Qingdao Port International Co. Ltd. (H Shares) (e)	3,809,000	2,238,241
		3,534,010

TOTAL INDUSTRIALS		1,359,938,217

INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 0.2%
Cisco Systems, Inc.	819,200	37,117,952
Ericsson (B Shares) sponsored ADR (b)	467,500	4,226,200
F5 Networks, Inc. (a)	35,000	5,099,850
Juniper Networks, Inc.	41,100	1,029,966
		47,473,968
Electronic Equipment & Components - 0.4%
Arrow Electronics, Inc. (a)	144,200	11,484,088
Avnet, Inc.	654,500	26,605,425
Daido Signal Co. Ltd.	98,300	461,764
Elematec Corp.	98,400	949,647
Fabrinet (a)	14,500	877,105
Flextronics International Ltd. (a)	881,000	10,457,470
HAGIAWARA ELECTRIC Co. Ltd.	15,000	387,132
Insight Enterprises, Inc. (a)	5,000	327,950
Jabil, Inc.	269,900	10,482,916
Kingboard Chemical Holdings Ltd.	311,000	856,142
Makus, Inc.	587,111	1,746,970
New Cosmos Electric Co. Ltd.	6,200	95,476
PAX Global Technology Ltd. (b)	4,204,000	1,836,652
Riken Kieki Co. Ltd.	46,800	989,720
ScanSource, Inc. (a)	28,100	995,302
TE Connectivity Ltd.	289,700	26,858,087
Trimble, Inc. (a)	570,300	23,114,259
		118,526,105
IT Services - 1.2%
Alliance Data Systems Corp.	69,500	7,430,245
Amdocs Ltd.	360,900	25,010,370
Avant Corp.	251,800	2,393,274
Cielo SA	346,800	634,835
Cognizant Technology Solutions Corp. Class A	467,400	29,965,014
Data Applications Co. Ltd.	5,000	81,338
DXC Technology Co.	52,700	1,967,291
E-Credible Co. Ltd.	78,916	1,232,541
Enea Data AB (a)	57,300	1,088,995
Fastly, Inc. Class A (b)	237,854	4,854,600
FDM Group Holdings PLC	5,000	62,854
Fidelity National Information Services, Inc.	272,200	37,604,430
FleetCor Technologies, Inc. (a)	7,300	2,240,516
Gartner, Inc. (a)	117,900	18,918,234
Genpact Ltd.	143,700	5,848,590
Global Payments, Inc.	58,300	10,558,130
GoDaddy, Inc. (a)	26,600	1,765,708
GreenSky, Inc. Class A (a)(b)	512,700	3,814,488
IBM Corp.	51,500	6,924,175
Korea Information & Communication Co. Ltd. (a)	18,423	113,847
Leidos Holdings, Inc.	205,400	18,658,536
MasterCard, Inc. Class A	44,100	12,887,343
MongoDB, Inc. Class A (a)(b)	103,400	15,375,580
PagSeguro Digital Ltd. (a)	316,540	10,743,368
PayPal Holdings, Inc. (a)	218,500	23,600,185
Square, Inc. (a)	143,400	9,911,808
The Western Union Co.	579,200	15,568,896
Twilio, Inc. Class A (a)(b)	118,000	12,187,040
Verra Mobility Corp. (a)	207,000	3,098,790
Visa, Inc. Class A	267,557	49,366,942
WEX, Inc. (a)	101,600	20,434,808
		354,342,771
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc. (a)	243,400	9,529,110
Analog Devices, Inc.	41,700	4,710,015
Applied Materials, Inc. (d)	482,400	27,930,960
Broadcom, Inc.	63,000	19,921,230
KLA-Tencor Corp.	41,300	6,767,418
Lam Research Corp.	19,400	5,176,502
Marvell Technology Group Ltd.	1,165,250	30,727,643
Mellanox Technologies Ltd. (a)	20,200	2,320,980
Microchip Technology, Inc. (b)	59,200	5,596,768
Micron Technology, Inc. (a)	942,100	44,759,171
Miraial Co. Ltd.	30,400	386,737
NVIDIA Corp.	134,100	29,064,834
NXP Semiconductors NV	394,000	45,538,520
ON Semiconductor Corp. (a)	710,800	15,260,876
Phison Electronics Corp.	44,000	410,063
Qorvo, Inc. (a)	18,200	1,896,622
Qualcomm, Inc.	852,630	71,237,237
Sanken Electric Co. Ltd.	127,600	3,708,353
Skyworks Solutions, Inc.	188,700	18,549,210
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	247,100	13,118,539
Xilinx, Inc.	9,300	862,854
		357,473,642
Software - 2.6%
Adobe, Inc. (a)	98,900	30,612,517
Autodesk, Inc. (a)	277,800	50,254,020
Blackbaud, Inc.	213,200	17,670,016
BlackLine, Inc. (a)	246,800	13,282,776
Box, Inc. Class A (a)	798,300	14,560,992
Citrix Systems, Inc.	204,900	23,114,769
Cloudflare, Inc. (a)(b)	136,700	2,662,916
eBase Co. Ltd.	75,500	838,352
Elastic NV (a)	74,100	5,884,281
Encourage Technologies Co. Ltd.	5,000	38,613
Envestnet, Inc. (a)	100	7,121
Everbridge, Inc. (a)	48,758	4,287,779
HubSpot, Inc. (a)	166,100	25,081,100
Instructure, Inc. (a)	219,800	11,702,152
LivePerson, Inc. (a)	328,700	13,046,103
Micro Focus International PLC sponsored ADR	12,029	176,465
Microsoft Corp.	2,094,400	317,050,272
Minori Solutions Co. Ltd.	5,000	123,195
Nortonlifelock, Inc.	1,078,200	26,847,180
Oracle Corp.	513,369	28,820,536
Parametric Technology Corp. (a)	309,700	23,723,020
Pivotal Software, Inc. (a)	1,294,700	19,446,394
Pluralsight, Inc. (a)	104,300	1,772,057
Proofpoint, Inc. (a)	140,620	16,690,188
RealPage, Inc. (a)	400,200	22,023,006
RingCentral, Inc. (a)	13,600	2,345,592
Salesforce.com, Inc. (a)	214,100	34,874,749
SAP SE sponsored ADR (b)	192,356	26,150,798
ShotSpotter, Inc. (a)(b)	34,100	836,132
Sinosoft Tech Group Ltd.	4,769,000	883,351
SS&C Technologies Holdings, Inc.	84,100	5,050,205
SurveyMonkey (a)	254,221	4,339,552
System Research Co. Ltd.	14,200	234,244
Talend SA ADR (a)	49,600	1,882,816
Toho System Science Co. Ltd. (b)	11,200	96,728
Varonis Systems, Inc. (a)	81,300	6,350,343
Workday, Inc. Class A (a)	23,000	4,119,760
Workiva, Inc. (a)	28,000	1,214,360
Zendesk, Inc. (a)	23,200	1,832,800
		759,927,250
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc. (d)	1,103,094	294,801,872
Dell Technologies, Inc. (a)	17,996	872,626
Elecom Co. Ltd.	44,100	1,664,531
Hewlett Packard Enterprise Co.	67,500	1,068,525
HP, Inc.	452,000	9,076,160
NetApp, Inc.	1,000	60,590
Pure Storage, Inc. Class A (a)	222,800	3,580,396
Samsung Electronics Co. Ltd.	48,300	2,056,624
Western Digital Corp.	637,900	32,105,507
		345,286,831

TOTAL INFORMATION TECHNOLOGY		1,983,030,567

MATERIALS - 1.2%
Chemicals - 0.3%
Amyris, Inc. (a)(b)	881,585	3,543,972
C. Uyemura & Co. Ltd.	62,700	4,377,883
Cabot Corp.	7,400	347,726
CF Industries Holdings, Inc.	722,010	33,364,082
Corteva, Inc.	66,566	1,732,047
Innospec, Inc.	165,811	16,315,802
Isamu Paint Co. Ltd.	2,600	78,532
KPC Holdings Corp.	7,154	330,660
LG Chemical Ltd.	10,490	2,721,735
NOF Corp.	18,300	611,282
Sherwin-Williams Co.	22,400	13,062,112
Toho Acetylene Co. Ltd.	78,450	976,502
Yara International ASA	44,900	1,692,125
Yip's Chemical Holdings Ltd.	450,000	134,514
		79,288,974
Construction Materials - 0.2%
Kunimine Industries Co. Ltd.	5,000	54,880
Mitani Sekisan Co. Ltd.	14,700	484,984
Summit Materials, Inc. (a)	1,687,200	40,273,464
		40,813,328
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	602,230	45,709,257
Graphic Packaging Holding Co.	1,336,400	21,743,228
Mayr-Melnhof Karton AG	8,500	1,127,582
Packaging Corp. of America	5,000	559,500
Silgan Holdings, Inc.	16,200	499,122
		69,638,689
Metals & Mining - 0.5%
ArcelorMittal SA Class A unit (b)	86,200	1,474,882
BHP Billiton Ltd. sponsored ADR (b)	191,500	9,867,995
Chubu Steel Plate Co. Ltd.	151,600	973,997
CI Resources Ltd.	136,202	105,946
CK-SAN-ETSU Co. Ltd.	32,800	909,779
Compania de Minas Buenaventura SA sponsored ADR	150,400	2,311,648
First Quantum Minerals Ltd.	1,426,400	13,219,140
Kaiser Aluminum Corp.	182,300	19,976,434
Labrador Iron Ore Royalty Corp.	4,700	89,485
Lundin Mining Corp.	2,320,500	12,560,713
Mount Gibson Iron Ltd.	3,793,094	2,065,347
Newmont Goldcorp Corp.	1,464,700	56,244,480
Pacific Metals Co. Ltd. (b)	52,000	1,141,035
Perenti Global Ltd.	2,027,719	2,667,663
Rio Tinto PLC sponsored ADR	49,000	2,673,440
Royal Gold, Inc.	187,800	22,023,306
Teck Resources Ltd. Class B (sub. vtg.)	82,400	1,291,552
		149,596,842

TOTAL MATERIALS		339,337,833

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc.	64,800	10,531,296
American Homes 4 Rent Class A	174,100	4,650,211
American Tower Corp.	186,317	39,877,428
Apartment Investment & Management Co. Class A	362,400	19,486,248
CoreSite Realty Corp.	189,742	21,514,845
Corporate Office Properties Trust (SBI)	198,000	5,777,640
Crown Castle International Corp.	44,116	5,896,545
Digital Realty Trust, Inc.	75,400	9,119,630
Empire State Realty Trust, Inc.	1,230,426	17,176,747
Equinix, Inc.	38,900	22,050,465
Equity Commonwealth	576,800	18,947,880
Equity Lifestyle Properties, Inc.	65,300	4,837,424
Front Yard Residential Corp. Class B	504,000	5,846,400
Healthcare Trust of America, Inc.	874,360	26,536,826
Liberty Property Trust (SBI)	472,524	29,116,929
Medical Properties Trust, Inc.	1,300,030	26,988,623
Omega Healthcare Investors, Inc.	55,800	2,345,274
Outfront Media, Inc.	856,540	21,396,369
Potlatch Corp.	85,993	3,734,676
Prologis, Inc.	202,500	18,538,875
Public Storage	4,900	1,032,332
Sabra Health Care REIT, Inc.	1,234,600	27,506,888
Simon Property Group, Inc.	163,500	24,722,835
Store Capital Corp.	43,100	1,754,601
Weingarten Realty Investors (SBI)	362,800	11,551,552
Welltower, Inc.	132,500	11,205,525
Weyerhaeuser Co.	195,900	5,781,009
		397,925,073
Real Estate Management & Development - 0.2%
Arealink Co. Ltd.	25,000	322,610
CBRE Group, Inc. (a)	633,800	36,139,276
Cushman & Wakefield PLC (a)(b)	278,200	5,394,298
Howard Hughes Corp. (a)	102,000	11,261,820
Nisshin Fudosan Co. Ltd.	64,700	290,919
		53,408,923

TOTAL REAL ESTATE		451,333,996

UTILITIES - 1.3%
Electric Utilities - 0.8%
Duke Energy Corp.	150,300	13,251,951
Edison International	207,000	14,303,700
Entergy Corp.	96,200	11,196,718
Evergy, Inc.	439,997	27,838,610
Exelon Corp.	1,437,839	63,840,052
NextEra Energy, Inc.	50,100	11,714,382
OGE Energy Corp.	485,900	20,436,954
PNM Resources, Inc.	83,000	4,021,350
PPL Corp.	797,000	27,121,910
Southern Co.	929,800	57,638,302
		251,363,929
Gas Utilities - 0.1%
Atmos Energy Corp.	17,500	1,871,800
Busan City Gas Co. Ltd.	54,716	1,658,201
China Resource Gas Group Ltd.	648,000	3,609,106
Enagas SA	50,598	1,260,482
Hokuriku Gas Co.	6,200	171,970
Keiyo Gas Co. Ltd.	3,000	82,800
Seoul City Gas Co. Ltd.	11,774	715,630
South Jersey Industries, Inc. (b)	475,200	14,845,248
YESCO Co. Ltd.	22,407	720,787
		24,936,024
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP (b)	79,900	4,245,087
NRG Energy, Inc.	422,700	16,793,871
The AES Corp.	122,500	2,316,475
Vistra Energy Corp.	211,700	5,616,401
		28,971,834
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	198,900	4,884,984
Dominion Energy, Inc.	309,557	25,727,282
MDU Resources Group, Inc.	946,000	27,471,840
Public Service Enterprise Group, Inc.	92,900	5,509,899
Sempra Energy	110,200	16,229,154
		79,823,159

TOTAL UTILITIES		385,094,946

TOTAL COMMON STOCKS
(Cost $11,433,433,514)		12,821,637,661

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	57,200	3,556,771
Nonconvertible Preferred Stocks - 0.0%
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	36,200	530,982
TOTAL PREFERRED STOCKS
(Cost $3,754,410)		4,087,753

Equity Funds - 55.2%
Large Blend Funds - 10.6%
Fidelity SAI U.S. Large Cap Index Fund (f)	145,651,114	2,465,873,361
Fidelity SAI U.S. Low Volatility Index Fund (f)	40,962,113	633,683,889

TOTAL LARGE BLEND FUNDS		3,099,557,250

Large Growth Funds - 32.5%
Fidelity Contrafund (f)	147,973,766	2,040,558,230
Fidelity Growth Company Fund (f)	116,602,482	2,511,617,467
Fidelity SAI U.S. Momentum Index Fund (f)	119,004,267	1,670,819,903
Fidelity SAI U.S. Quality Index Fund (f)	228,963,082	3,324,543,950

TOTAL LARGE GROWTH FUNDS		9,547,539,550

Large Value Funds - 9.6%
Fidelity Large Cap Value Enhanced Index Fund (f)	141,378,242	1,958,088,649
Fidelity SAI U.S. Value Index Fund (f)	81,845,389	870,016,483

TOTAL LARGE VALUE FUNDS		2,828,105,132

Small Blend Funds - 2.5%
Fidelity Small Cap Index Fund (f)	34,443,154	722,617,372
TOTAL EQUITY FUNDS
(Cost $14,904,715,249)		16,197,819,304

Money Market Funds - 2.0%
Fidelity Cash Central Fund 1.61% (g)	308,496,929	308,558,629
Fidelity Securities Lending Cash Central Fund 1.61% (g)(h)	276,759,324	276,787,000
TOTAL MONEY MARKET FUNDS
(Cost $585,341,867)		585,345,629
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $26,927,245,040)		29,608,890,347
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(260,105,997)
NET ASSETS - 100%		$29,348,784,350

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Apple, Inc.	Chicago Board Options Exchange	280	$7,483,000	$260.00	1/17/20	$(363,300)
Applied Materials, Inc.	Chicago Board Options Exchange	441	2,553,390	57.50	1/17/20	(118,850)
Applied Materials, Inc.	Chicago Board Options Exchange	170	984,300	60.00	1/17/20	(25,840)
Bank of America Corp.	Chicago Board Options Exchange	1,527	5,087,964	34.00	1/17/20	(105,363)
Citigroup, Inc.	Chicago Board Options Exchange	170	1,277,040	80.00	1/17/20	(11,730)
JPMorgan Chase & Co.	Chicago Board Options Exchange	1,165	15,350,040	120.00	12/20/19	(1,409,649)
JPMorgan Chase & Co.	Chicago Board Options Exchange	283	3,728,808	135.00	1/17/20	(50,233)
Procter & Gamble Co.	Chicago Board Options Exchange	242	2,953,852	125.00	3/20/20	(85,305)
Procter & Gamble Co.	Chicago Board Options Exchange	242	2,953,852	130.00	3/20/20	(42,108)
United Parcel Service, Inc.	Chicago Board Options Exchange	340	4,070,820	130.00	4/17/20	(74,630)
United Technologies Corp.	Chicago Board Options Exchange	227	3,367,318	150.00	1/17/20	(65,263)
TOTAL WRITTEN OPTIONS						$(2,352,271)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $49,810,384.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,997,431 or 0.0% of net assets.

 (f) Affiliated Fund

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,649,614
Fidelity Securities Lending Cash Central Fund	880,224
Total	$4,529,838

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affil- iate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$1,541,982,376	$300,000,000	$--	$--	$--	$198,575,854	$2,040,558,230
Fidelity Growth Company Fund	1,975,431,920	170,000,000	--	--	--	366,185,547	2,511,617,467
Fidelity Large Cap Value Enhanced Index Fund	1,533,078,826	200,000,000	--	--	--	225,009,823	1,958,088,649
Fidelity SAI U.S. Large Cap Index Fund	--	3,539,442,083	1,187,430,772	16,921,318	(13,225,520)	127,087,570	2,465,873,361
Fidelity SAI U.S. Low Volatility Index Fund	563,638,676	--	--	--	--	70,045,213	633,683,889
Fidelity SAI U.S. Momentum Index Fund	1,466,830,954	64,973,920	--	14,973,917	--	139,015,029	1,670,819,903
Fidelity SAI U.S. Quality Index Fund	2,429,472,096	803,821,090	--	328,821,091	--	91,250,764	3,324,543,950
Fidelity SAI U.S. Value Index Fund	550,613,983	208,274,427	--	8,274,420	--	111,128,073	870,016,483
Fidelity Small Cap Index Fund	503,719,722	151,844,833	--	1,844,833	--	67,052,817	722,617,372
Fidelity Total Market Index Fund	1,297,238,579	621,564,840	2,016,357,078	--	85,174,780	12,378,879	--
Total	$11,862,007,132	$6,059,921,193	$3,203,787,850	$370,835,579	$71,949,260	$1,407,729,569	$16,197,819,304

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,143,757,984	$1,143,757,984	$--	$--
Consumer Discretionary	1,057,893,243	1,057,889,673	--	3,570
Consumer Staples	925,660,512	901,535,334	24,125,178	--
Energy	723,797,746	710,709,388	13,088,358	--
Financials	2,335,313,843	2,310,682,751	24,631,092	--
Health Care	2,120,035,545	1,963,650,061	156,385,484	--
Industrials	1,359,938,217	1,359,938,217	--	--
Information Technology	1,983,030,567	1,983,030,567	--	--
Materials	339,337,833	339,337,833	--	--
Real Estate	451,333,996	451,333,996	--	--
Utilities	385,625,928	385,625,928	--	--
Equity Funds	16,197,819,304	16,197,819,304	--	--
Money Market Funds	585,345,629	585,345,629	--	--
Total Investments in Securities:	$29,608,890,347	$29,390,656,665	$218,230,112	$3,570
Derivative Instruments:
Liabilities
Written Options	$(2,352,271)	$(2,352,271)	$--	$--
Total Liabilities	$(2,352,271)	$(2,352,271)	$--	$--
Total Derivative Instruments:	$(2,352,271)	$(2,352,271)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(2,352,271)
Total Equity Risk	0	(2,352,271)
Total Value of Derivatives	$0	$(2,352,271)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $266,268,961) — See accompanying schedule: Unaffiliated issuers (cost $11,437,187,924)	$12,825,725,414
Fidelity Central Funds (cost $585,341,867)	585,345,629
Other affiliated issuers (cost $14,904,715,249)	16,197,819,304
Total Investment in Securities (cost $26,927,245,040)		$29,608,890,347
Cash		1,104,469
Foreign currency held at value (cost $20,670)		20,671
Receivable for investments sold		10,524,520
Receivable for fund shares sold		51,973,978
Dividends receivable		23,250,045
Distributions receivable from Fidelity Central Funds		607,533
Prepaid expenses		24,806
Other receivables		71,751
Total assets		29,696,468,120
Liabilities
Payable for investments purchased	$56,929,894
Payable for fund shares redeemed	8,005,129
Accrued management fee	3,075,265
Written options, at value (premium received $944,920)	2,352,271
Other payables and accrued expenses	526,227
Collateral on securities loaned	276,794,984
Total liabilities		347,683,770
Net Assets		$29,348,784,350
Net Assets consist of:
Paid in capital		$26,197,251,388
Total accumulated earnings (loss)		3,151,532,962
Net Assets		$29,348,784,350
Net Asset Value, offering price and redemption price per share ($29,348,784,350 ÷ 2,659,768,234 shares)		$11.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2019 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$113,205,310
Affiliated issuers		68,918,033
Income from Fidelity Central Funds (including $880,224 from security lending)		4,529,838
Total income		186,653,181
Expenses
Management fee	$49,110,353
Accounting fees	153,828
Custodian fees and expenses	80,144
Independent trustees' fees and expenses	139,586
Registration fees	1,055,848
Audit	35,053
Legal	39,055
Miscellaneous	80,059
Total expenses before reductions	50,693,926
Expense reductions	(32,496,127)
Total expenses after reductions		18,197,799
Net investment income (loss)		168,455,382
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $41)	44,836,393
Fidelity Central Funds	(5,911)
Other affiliated issuers	71,949,260
Foreign currency transactions	14,669
Capital gain distributions from underlying funds:
Affiliated issuers	301,917,546
Total net realized gain (loss)		418,711,957
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $118,806)	1,424,856,727
Fidelity Central Funds	1,435
Other affiliated issuers	1,407,729,569
Assets and liabilities in foreign currencies	(84,492)
Written options	(385,799)
Total change in net unrealized appreciation (depreciation)		2,832,117,440
Net gain (loss)		3,250,829,397
Net increase (decrease) in net assets resulting from operations		$3,419,284,779

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2019 (Unaudited)	Year ended May 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$168,455,382	$348,806,724
Net realized gain (loss)	418,711,957	15,522,252
Change in net unrealized appreciation (depreciation)	2,832,117,440	(397,686,143)
Net increase (decrease) in net assets resulting from operations	3,419,284,779	(33,357,167)
Distributions to shareholders	(161,609,366)	(408,509,406)
Share transactions
Proceeds from sales of shares	5,778,074,037	10,552,036,542
Reinvestment of distributions	133,686,864	407,855,035
Cost of shares redeemed	(2,232,355,484)	(4,743,732,730)
Net increase (decrease) in net assets resulting from share transactions	3,679,405,417	6,216,158,847
Total increase (decrease) in net assets	6,937,080,830	5,774,292,274
Net Assets
Beginning of period	22,411,703,520	16,637,411,246
End of period	$29,348,784,350	$22,411,703,520
Other Information
Shares
Sold	556,681,976	1,069,485,869
Issued in reinvestment of distributions	12,719,968	45,736,139
Redeemed	(215,236,544)	(480,126,871)
Net increase (decrease)	354,165,400	635,095,137

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Fidelity U.S. Total Stock Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.72	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.18	.01
Net realized and unrealized gain (loss)	1.31	(.20)	(.05)C
Total from investment operations	1.38	(.02)	(.04)
Distributions from net investment income	(.05)	(.09)D	–
Distributions from net realized gain	(.02)	(.13)D	–
Total distributions	(.07)	(.22)	–
Net asset value, end of period	$11.03	$9.72	$9.96
Total ReturnE,F	14.21%	(.04)%	(.40)%
Ratios to Average Net AssetsG,H,I
Expenses before reductions	.39%J	.42%	.54%J
Expenses net of fee waivers, if any	.14%J	.17%	.29%J,K
Expenses net of all reductions	.14%J	.17%	.29%J,K
Net investment income (loss)	1.31%J	1.81%	.55%J
Supplemental Data
Net assets, end of period (000 omitted)	$29,348,784	$22,411,704	$16,637,411
Portfolio turnover rateI	46%J	61%	126%L,M

 A For the period March 20, 2018 (commencement of operations) to May 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

 K Audit fees are not annualized.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2019

1. Organization.

Strategic Advisers Fidelity U.S. Total Stock Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $15,929 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, options, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,071,826,216
Gross unrealized depreciation	(449,066,598)
Net unrealized appreciation (depreciation)	$2,622,759,618
Tax cost	$26,984,723,378

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $9,826,359,627 and $5,804,904,614, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .38% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Geode Capital Management, LLC (Geode) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Geode has not been allocated any portion of the Fund's assets. Geode in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Effective July 1, 2019 accounting fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. For the period, the fees were equivalent to an annualized rate of less than .005%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Fidelity U.S. Total Stock Fund	$81,158

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund redeemed 7,586,207 shares of Fidelity Large Cap Stock Fund in exchange for investments with a value of $257,324,134. The Fund had a net realized gain of $8,193,103 on the Fund's redemptions of Fidelity Large Cap Stock Fund shares. The Fund recognized net gains on the exchanges for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $24,892.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $29,446 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2022. During the period, this waiver reduced the Fund's management fee by $32,248,435.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $222,002 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $25,690.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Large Cap Value Enhanced Index Fund	49%
Fidelity SAI U.S. Large Cap Index Fund	14%
Fidelity SAI U.S. Low Volatility Index Fund	14%
Fidelity SAI U.S. Momentum Index Fund	48%
Fidelity SAI U.S. Quality Index Fund	34%
Fidelity SAI U.S. Value Index Fund	41%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period-B June 1, 2019 to November 30, 2019
Actual	.14%	$1,000.00	$1,142.10	$.75
Hypothetical-C		$1,000.00	$1,024.30	$.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Fidelity U.S. Total Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers) and the sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC (Geode) (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2019 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved amendments to the fund's sub-advisory agreement with Geode to add certain exceptions to the most favored nation provision in the sub-advisory agreement, and make other non-material amendments to the agreement. The Board noted that the other terms of the amended sub-advisory agreement are not materially different from those of the existing sub-advisory agreement and that Geode will continue to provide the same services to the fund.

In reaching its determination to renew the fund's Advisory Contracts and approve the amendments to the sub-advisory agreement described above (Amendments), the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendments, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the Amendments do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2022 (effectively waiving its portion of the management fee) and considered that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00%. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Strategic Advisers Fidelity U.S. Total Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2018.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2018.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2022.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendments should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement and the approval of the Amendments do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

TSF-SANN-0120
1.9887484.101

Strategic Advisers® Fidelity® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

Semi-Annual Report

November 30, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
Fidelity SAI Total Bond Fund	35.7
U.S. Treasury Obligations	12.5
Fidelity SAI U.S. Treasury Bond Index Fund	10.5
Fannie Mae	5.4
Ginnie Mae	4.9
Freddie Mac	3.0
Fidelity U.S. Bond Index Fund	3.0
Fidelity SAI Long-Term Treasury Bond Index Fund	2.4
Fidelity Inflation-Protected Bond Index Fund	2.4
Fidelity Floating Rate High Income Fund	1.7

Asset Allocation (% of fund's net assets)

As of November 30, 2019
Corporate Bonds	12.8%
U.S. Government and U.S. Government Agency Obligations	28.9%
Asset-Backed Securities	1.6%
CMOs and Other Mortgage Related Securities	2.4%
Municipal Securities	0.2%
Bank Loan Funds	1.7%
High Yield Fixed-Income Funds	1.2%
Intermediate-Term Bond Funds	38.8%
Long Government Bond Funds	2.4%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.8)%
Intermediate Government Funds	10.5%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 12.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
3.6% 2/17/23	$4,947,000	$5,168,634
4.3% 2/15/30	3,992,000	4,388,296
4.45% 4/1/24	479,000	517,551
4.5% 3/9/48	28,904,000	31,477,149
4.75% 5/15/46	41,310,000	46,183,004
4.9% 6/15/42	6,909,000	7,775,210
5.55% 8/15/41	12,537,000	15,229,208
6.2% 3/15/40	2,303,000	2,912,804
BellSouth Capital Funding Corp. 7.875% 2/15/30	102,000	143,990
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	1,191,000	1,257,249
7.5% 10/15/26 (a)	1,490,000	1,599,888
Level 3 Financing, Inc.:
5.25% 3/15/26	1,028,000	1,070,405
5.375% 1/15/24	279,000	283,534
5.375% 5/1/25	613,000	634,455
5.625% 2/1/23	1,951,000	1,958,316
Qwest Corp. 6.75% 12/1/21	247,000	264,861
Sable International Finance Ltd. 5.75% 9/7/27 (a)	1,295,000	1,358,131
SFR Group SA 7.375% 5/1/26 (a)	975,000	1,040,813
Telecom Italia Capital SA:
6% 9/30/34	286,000	305,979
6.375% 11/15/33	162,000	179,415
Telecom Italia SpA 5.303% 5/30/24 (a)	2,014,000	2,165,594
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	800,000	848,000
U.S. West Communications 7.25% 9/15/25	263,000	301,096
Verizon Communications, Inc.:
4.862% 8/21/46	3,453,000	4,318,634
5.012% 4/15/49	1,323,000	1,701,904
		133,084,120
Entertainment - 0.0%
NBCUniversal, Inc.:
4.45% 1/15/43	2,043,000	2,385,166
5.95% 4/1/41	1,429,000	1,959,557
		4,344,723
Media - 0.7%
Altice Financing SA:
6.625% 2/15/23 (a)	970,000	991,825
7.5% 5/15/26 (a)	819,000	871,170
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (a)	2,401,000	2,527,053
5.125% 2/15/23	153,000	155,486
5.125% 5/1/23 (a)	557,000	570,229
5.125% 5/1/27 (a)	1,159,000	1,228,540
5.375% 5/1/25 (a)	1,393,000	1,441,755
5.5% 5/1/26 (a)	988,000	1,042,340
5.75% 2/15/26 (a)	438,000	462,620
5.875% 4/1/24 (a)	594,000	619,245
5.875% 5/1/27 (a)	697,000	742,305
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,986,000	6,280,350
4.908% 7/23/25	4,642,000	5,091,068
5.375% 5/1/47	41,310,000	46,009,720
5.75% 4/1/48	18,275,000	21,161,741
Comcast Corp.:
3.9% 3/1/38	1,096,000	1,216,071
4.6% 8/15/45	2,885,000	3,496,743
4.65% 7/15/42	2,578,000	3,115,898
CSC Holdings LLC:
5.375% 7/15/23 (a)	1,258,000	1,291,023
5.5% 5/15/26 (a)	503,000	531,374
5.5% 4/15/27 (a)	564,000	599,955
DISH DBS Corp. 5.875% 11/15/24	638,000	637,203
Fox Corp.:
3.666% 1/25/22 (a)	902,000	931,188
4.03% 1/25/24 (a)	1,586,000	1,687,035
4.709% 1/25/29 (a)	2,296,000	2,605,687
5.476% 1/25/39 (a)	2,264,000	2,785,225
5.576% 1/25/49 (a)	1,502,000	1,914,036
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	1,320,000	1,324,950
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,100,000	2,113,125
Sirius XM Radio, Inc.:
4.625% 7/15/24 (a)	337,000	353,008
5% 8/1/27 (a)	835,000	878,838
5.375% 7/15/26 (a)	975,000	1,029,844
Time Warner Cable, Inc.:
4% 9/1/21	12,819,000	13,125,088
4.5% 9/15/42	886,000	887,307
5.5% 9/1/41	1,530,000	1,701,829
5.875% 11/15/40	3,289,000	3,799,222
6.55% 5/1/37	5,846,000	7,142,527
7.3% 7/1/38	3,785,000	4,853,723
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	709,000	745,322
Ziggo B.V. 5.5% 1/15/27 (a)	3,982,000	4,216,142
		152,177,810
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA 6.625% 10/15/26 (a)	1,253,000	1,364,987
Neptune Finco Corp. 6.625% 10/15/25 (a)	4,701,000	5,001,394
SoftBank Corp. 5.375% 7/30/22 (Reg. S)	543,000	562,005
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	376,000	385,870
5.125% 4/15/25	425,000	439,344
6% 4/15/24	404,000	417,972
		8,171,572

TOTAL COMMUNICATION SERVICES		297,778,225

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
General Motors Financial Co., Inc.:
3.7% 5/9/23	8,751,000	9,004,311
4.25% 5/15/23	1,359,000	1,424,742
4.375% 9/25/21	5,310,000	5,492,749
		15,921,802
Diversified Consumer Services - 0.0%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	655,000	687,955
Service Corp. International 5.125% 6/1/29	325,000	346,938
		1,034,893
Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	743,000	759,718
Aramark Services, Inc.:
4.75% 6/1/26	973,000	1,007,055
5% 2/1/28 (a)	975,000	1,023,750
Caesars Resort Collection LLC 5.25% 10/15/25 (a)	836,000	863,973
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	486,000	533,400
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	836,000	858,990
4.875% 4/1/27	164,000	173,840
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	836,000	867,350
MCE Finance Ltd. 4.875% 6/6/25 (a)	750,000	765,613
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	2,508,000	2,639,670
4.5% 1/15/28	637,000	665,665
5.75% 2/1/27 (a)	256,000	286,720
MGM Mirage, Inc.:
5.75% 6/15/25	1,249,000	1,394,196
6% 3/15/23	606,000	666,600
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	600,000	622,500
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	360,000	370,800
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	478,000	504,290
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	787,000	820,448
5.5% 3/1/25 (a)	700,000	746,375
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	762,000	773,430
5.5% 10/1/27 (a)	670,000	687,797
		17,032,180
Household Durables - 0.3%
Lennar Corp.:
4.75% 11/29/27	9,429,000	10,159,748
5% 6/15/27	12,243,000	13,237,744
5.25% 6/1/26	2,965,000	3,239,263
Toll Brothers Finance Corp.:
4.35% 2/15/28	14,431,000	14,981,182
4.875% 11/15/25	45,000	48,870
4.875% 3/15/27	15,464,000	16,739,780
5.625% 1/15/24	950,000	1,040,250
		59,446,837
Leisure Products - 0.0%
Hasbro, Inc.:
2.6% 11/19/22	2,845,000	2,854,386
3% 11/19/24	6,474,000	6,470,724
Mattel, Inc. 6.75% 12/31/25 (a)	715,000	748,963
		10,074,073
Textiles, Apparel & Luxury Goods - 0.0%
The William Carter Co. 5.625% 3/15/27 (a)	446,000	480,565

TOTAL CONSUMER DISCRETIONARY		103,990,350

CONSUMER STAPLES - 0.6%
Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	8,244,000	8,813,197
4.7% 2/1/36	6,600,000	7,684,716
4.9% 2/1/46	14,391,000	17,142,950
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	5,641,000	6,768,029
5.45% 1/23/39	5,480,000	6,949,886
5.55% 1/23/49	13,389,000	17,757,912
5.8% 1/23/59 (Reg. S)	14,304,000	20,132,656
Constellation Brands, Inc. 4.75% 11/15/24	3,799,000	4,209,339
		89,458,685
Food & Staples Retailing - 0.0%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	911,000	920,110
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	1,926,000	1,954,775
		2,874,885
Food Products - 0.2%
CF Industries Holdings, Inc. 5.15% 3/15/34	867,000	945,030
Conagra Brands, Inc. 3.8% 10/22/21	1,548,000	1,593,797
H.J. Heinz Co.:
4.375% 6/1/46	6,995,000	6,812,537
5.2% 7/15/45	6,203,000	6,690,939
H.J. Heinz Finance Co. 7.125% 8/1/39 (a)	9,489,000	12,285,770
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	2,236,000	2,319,850
5.875% 7/15/24 (a)	2,434,000	2,509,454
6.75% 2/15/28 (a)	269,000	296,882
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	710,000	757,038
6.5% 4/15/29 (a)	676,000	748,670
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	557,000	588,331
4.875% 11/1/26 (a)	369,000	390,218
		35,938,516
Tobacco - 0.0%
Vector Group Ltd. 6.125% 2/1/25 (a)	934,000	893,138

TOTAL CONSUMER STAPLES		129,165,224

ENERGY - 1.7%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,456,000	1,518,219
Jonah Energy LLC 7.25% 10/15/25 (a)	301,000	87,290
Nabors Industries, Inc. 5.5% 1/15/23	359,000	315,920
Summit Midstream Holdings LLC:
5.5% 8/15/22	830,000	717,950
5.75% 4/15/25	2,117,000	1,598,335
		4,237,714
Oil, Gas & Consumable Fuels - 1.7%
Alberta Energy Co. Ltd. 8.125% 9/15/30	5,649,000	7,199,758
Amerada Hess Corp.:
7.125% 3/15/33	1,403,000	1,760,692
7.3% 8/15/31	1,709,000	2,146,069
7.875% 10/1/29	4,789,000	6,151,994
Canadian Natural Resources Ltd.:
3.45% 11/15/21	2,648,000	2,707,812
5.85% 2/1/35	2,024,000	2,471,724
Cenovus Energy, Inc.:
4.25% 4/15/27	6,131,000	6,437,732
6.75% 11/15/39	741,000	918,180
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	549,000	613,617
7% 6/30/24	1,941,000	2,226,987
Cheniere Energy Partners LP:
5.25% 10/1/25	4,335,000	4,465,050
5.625% 10/1/26	730,000	768,310
Chesapeake Energy Corp. 8% 6/15/27	1,505,000	718,638
Citgo Holding, Inc. 9.25% 8/1/24 (a)	245,000	256,944
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	2,797,000	2,810,809
4.5% 6/1/25	852,000	925,990
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.8685% 6/15/22 (a)(b)(c)	1,236,000	1,223,704
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	1,671,000	1,679,856
6.25% 4/1/23	750,000	751,875
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	896,000	907,200
DCP Midstream LLC:
4.75% 9/30/21 (a)	2,233,000	2,274,869
5.35% 3/15/20 (a)	2,290,000	2,298,588
5.85% 5/21/43 (a)(b)	4,466,000	4,108,720
DCP Midstream Operating LP:
3.875% 3/15/23	3,116,000	3,162,740
5.375% 7/15/25	1,605,000	1,709,293
5.6% 4/1/44	2,703,000	2,581,365
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	770,000	572,688
9.25% 3/31/22 (a)	70,000	57,925
El Paso Corp. 6.5% 9/15/20	7,470,000	7,721,515
Enable Midstream Partners LP 3.9% 5/15/24 (b)	869,000	875,789
Enbridge Energy Partners LP 4.2% 9/15/21	2,622,000	2,700,482
Enbridge, Inc.:
4% 10/1/23	3,854,000	4,075,216
4.25% 12/1/26	1,461,000	1,592,566
Energy Transfer Partners LP:
4.2% 9/15/23	1,203,000	1,258,111
4.25% 3/15/23	1,393,000	1,448,069
4.5% 4/15/24	1,576,000	1,666,257
4.95% 6/15/28	4,103,000	4,414,371
5.25% 4/15/29	2,564,000	2,829,844
5.8% 6/15/38	2,288,000	2,582,885
6% 6/15/48	1,490,000	1,699,725
6.25% 4/15/49	1,761,000	2,081,227
EQT Corp. 3.9% 10/1/27	700,000	610,008
Global Partners LP/GLP Finance Corp. 7% 8/1/27 (a)	1,200,000	1,254,282
Hess Corp.:
5.6% 2/15/41	2,100,000	2,393,730
5.8% 4/1/47	5,019,000	5,954,070
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	1,343,000	1,396,720
Hess Midstream Partners LP 5.125% 6/15/28 (a)(d)	280,000	283,220
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	782,000	696,285
5.75% 10/1/25 (a)	543,000	471,688
Kinder Morgan Energy Partners LP 3.45% 2/15/23	2,000,000	2,057,023
Kinder Morgan, Inc. 5.55% 6/1/45	3,046,000	3,578,698
Marathon Petroleum Corp. 5.125% 3/1/21	1,583,000	1,641,165
MPLX LP:
3 month U.S. LIBOR + 0.900% 3.0021% 9/9/21 (b)(c)	2,253,000	2,260,641
3 month U.S. LIBOR + 1.100% 3.2021% 9/9/22 (b)(c)	3,392,000	3,404,008
4.8% 2/15/29	1,376,000	1,489,851
4.875% 12/1/24	1,974,000	2,135,729
5.5% 2/15/49	4,129,000	4,546,565
Nakilat, Inc. 6.067% 12/31/33 (a)	1,213,000	1,479,481
Occidental Petroleum Corp.:
2.6% 8/13/21	2,203,000	2,213,871
2.7% 8/15/22	1,947,000	1,963,132
2.9% 8/15/24	6,433,000	6,463,263
3.125% 2/15/22	4,013,000	4,073,653
3.2% 8/15/26	865,000	870,066
3.5% 8/15/29	2,726,000	2,752,735
4.3% 8/15/39	397,000	401,666
4.4% 8/15/49	3,397,000	3,449,652
4.85% 3/15/21	1,251,000	1,289,597
5.55% 3/15/26	4,939,000	5,598,239
6.45% 9/15/36	4,300,000	5,228,668
6.6% 3/15/46	4,886,000	6,270,056
7.5% 5/1/31	6,280,000	8,191,342
Parsley Energy LLC/Parsley 5.25% 8/15/25 (a)	1,724,000	1,750,412
Petrobras Global Finance BV 7.25% 3/17/44	27,432,000	32,824,103
Petroleos Mexicanos:
5.625% 1/23/46	7,264,000	6,415,020
6.35% 2/12/48	2,000,000	1,887,063
6.49% 1/23/27 (a)	3,630,000	3,820,575
6.5% 3/13/27	4,256,000	4,453,851
6.75% 9/21/47	22,490,000	22,180,763
6.84% 1/23/30 (a)	15,264,000	16,004,304
7.69% 1/23/50 (a)	52,206,000	55,964,832
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,968,000	1,897,384
3.6% 11/1/24	1,903,000	1,941,798
3.65% 6/1/22	3,779,000	3,865,776
QEP Resources, Inc. 5.25% 5/1/23	836,000	794,200
Range Resources Corp.:
4.875% 5/15/25	510,000	415,650
5% 3/15/23	227,000	197,206
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,000,000	2,123,714
Semgroup Corp. / Rose Rock Finance 5.625% 11/15/23	557,000	570,925
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,732,000	1,823,828
Sunoco LP/Sunoco Finance Corp. 5.5% 2/15/26	1,170,000	1,209,488
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	1,516,000	1,529,265
5.125% 2/1/25	953,000	979,112
5.375% 2/1/27	128,000	130,240
5.875% 4/15/26	881,000	926,988
The Williams Companies, Inc.:
3.7% 1/15/23	808,000	834,166
4.55% 6/24/24	8,829,000	9,451,386
Viper Energy Partners LP 5.375% 11/1/27 (a)	600,000	623,976
Western Gas Partners LP:
3.95% 6/1/25	1,280,000	1,256,878
4.65% 7/1/26	1,675,000	1,670,364
4.75% 8/15/28	1,236,000	1,198,401
5.375% 6/1/21	4,807,000	4,949,222
Williams Partners LP:
4% 11/15/21	1,425,000	1,467,292
4.125% 11/15/20	474,000	480,423
4.3% 3/4/24	1,992,000	2,104,045
		371,016,940

TOTAL ENERGY		375,254,654

FINANCIALS - 6.0%
Banks - 3.1%
Bank of America Corp.:
3.004% 12/20/23 (b)	10,687,000	10,914,777
3.3% 1/11/23	2,658,000	2,748,791
3.419% 12/20/28 (b)	5,193,000	5,444,550
3.5% 4/19/26	6,078,000	6,451,582
3.95% 4/21/25	37,660,000	40,039,027
4% 1/22/25	26,856,000	28,577,795
4.1% 7/24/23	1,426,000	1,520,247
4.183% 11/25/27	6,909,000	7,483,593
4.2% 8/26/24	8,311,000	8,905,332
4.25% 10/22/26	38,178,000	41,737,825
4.45% 3/3/26	6,522,000	7,159,984
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 2.6959% 7/20/22 (a)(b)(c)	8,158,000	8,206,836
Barclays Bank PLC 10.179% 6/12/21 (a)	1,750,000	1,951,105
Barclays PLC:
4.375% 1/12/26	4,468,000	4,791,418
4.836% 5/9/28	6,102,000	6,515,881
5.088% 6/20/30 (b)	29,218,000	31,868,020
5.2% 5/12/26	1,556,000	1,691,248
BPCE SA 4.875% 4/1/26 (a)	7,383,000	8,096,245
Capital One NA 2.15% 9/6/22	5,537,000	5,526,432
CIT Group, Inc.:
4.75% 2/16/24	2,520,000	2,693,250
6.125% 3/9/28	4,920,000	5,781,000
Citigroup, Inc.:
2.7% 10/27/22	32,935,000	33,453,452
3.352% 4/24/25 (b)	6,844,000	7,094,952
4.05% 7/30/22	1,320,000	1,378,937
4.075% 4/23/29 (b)	4,606,000	5,046,863
4.125% 7/25/28	6,909,000	7,509,373
4.3% 11/20/26	1,766,000	1,923,285
4.4% 6/10/25	19,341,000	20,892,644
4.45% 9/29/27	15,641,000	17,214,653
4.5% 1/14/22	3,193,000	3,350,326
4.6% 3/9/26	15,174,000	16,700,968
5.3% 5/6/44	9,501,000	12,043,458
5.5% 9/13/25	7,738,000	8,846,422
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	3,130,000	3,250,251
4.3% 12/3/25	6,411,000	6,897,449
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	3,723,000	3,743,547
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	9,717,000	10,249,786
3.8% 9/15/22	4,767,000	4,957,518
3.8% 6/9/23	6,892,000	7,203,350
4.55% 4/17/26	3,126,000	3,473,061
Discover Bank 7% 4/15/20	3,087,000	3,141,044
Fifth Third Bancorp 8.25% 3/1/38	1,098,000	1,691,291
HSBC Holdings PLC:
4.25% 3/14/24	1,433,000	1,517,357
5.25% 3/14/44	1,039,000	1,285,832
Huntington Bancshares, Inc. 7% 12/15/20	736,000	772,383
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	10,324,000	10,740,099
5.71% 1/15/26 (a)	29,145,000	31,102,993
JPMorgan Chase & Co.:
2.95% 10/1/26	3,081,000	3,178,584
3.797% 7/23/24 (b)	9,901,000	10,415,138
3.875% 9/10/24	6,291,000	6,686,091
4.125% 12/15/26	25,341,000	27,718,852
4.35% 8/15/21	8,482,000	8,812,182
4.625% 5/10/21	1,251,000	1,296,945
Rabobank Nederland 4.375% 8/4/25	4,789,000	5,204,359
Regions Financial Corp. 3.2% 2/8/21	2,243,000	2,269,903
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	25,923,000	27,916,461
6% 12/19/23	22,077,000	24,429,487
6.1% 6/10/23	6,222,000	6,816,614
6.125% 12/15/22	21,905,000	23,775,954
Societe Generale 4.25% 4/14/25 (a)	7,110,000	7,442,574
Synchrony Bank 3% 6/15/22	3,984,000	4,039,149
UniCredit SpA 6.572% 1/14/22 (a)	6,953,000	7,453,786
Wells Fargo & Co. 4.3% 7/22/27	25,328,000	27,780,291
Westpac Banking Corp. 4.11% 7/24/34 (b)	5,171,000	5,360,049
		664,182,651
Capital Markets - 1.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,396,000	1,489,174
Ares Capital Corp. 4.2% 6/10/24	12,366,000	12,812,380
Credit Suisse Group AG 2.593% 9/11/25 (a)(b)	14,306,000	14,282,792
Deutsche Bank AG 4.5% 4/1/25	15,769,000	15,306,008
Deutsche Bank AG New York Branch:
3.3% 11/16/22	7,369,000	7,404,765
4.1% 1/13/26	8,332,000	8,362,523
5% 2/14/22	11,778,000	12,252,875
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	10,640,000	10,761,949
3.2% 2/23/23	5,987,000	6,157,859
3.272% 9/29/25 (b)	35,921,000	37,166,845
4.25% 10/21/25	12,215,000	13,189,363
6.75% 10/1/37	59,592,000	81,979,222
Intercontinental Exchange, Inc.:
2.75% 12/1/20	1,140,000	1,149,455
3.75% 12/1/25	2,038,000	2,199,389
Moody's Corp.:
3.25% 1/15/28	2,085,000	2,194,540
4.875% 2/15/24	1,958,000	2,157,890
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 2.8833% 7/22/22 (b)(c)	3,745,000	3,779,094
3.125% 1/23/23	5,527,000	5,675,596
3.125% 7/27/26	14,775,000	15,312,874
3.625% 1/20/27	16,594,000	17,688,237
3.7% 10/23/24	4,754,000	5,034,993
3.75% 2/25/23	3,789,000	3,966,263
3.875% 4/29/24	4,377,000	4,650,645
4.1% 5/22/23	7,911,000	8,359,472
4.431% 1/23/30 (b)	5,526,000	6,232,364
4.875% 11/1/22	9,955,000	10,673,420
5% 11/24/25	21,351,000	24,033,715
5.75% 1/25/21	4,669,000	4,863,857
MSCI, Inc.:
4.75% 8/1/26 (a)	900,000	945,000
5.375% 5/15/27 (a)	1,242,000	1,330,493
		341,413,052
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	8,576,000	8,643,986
3.5% 5/26/22	1,452,000	1,492,062
4.125% 7/3/23	4,250,000	4,476,652
4.45% 12/16/21	3,670,000	3,822,868
4.45% 4/3/26	4,254,000	4,575,149
4.5% 5/15/21	1,333,000	1,376,831
4.875% 1/16/24	6,629,000	7,187,513
5% 10/1/21	1,999,000	2,095,447
Ally Financial, Inc.:
3.875% 5/21/24	371,000	385,532
5.125% 9/30/24	1,325,000	1,455,844
5.75% 11/20/25	2,128,000	2,343,460
8% 11/1/31	347,000	478,426
Capital One Financial Corp. 3.8% 1/31/28	6,880,000	7,298,542
Discover Financial Services:
3.85% 11/21/22	2,241,000	2,347,915
3.95% 11/6/24	1,874,000	1,989,368
4.1% 2/9/27	4,579,000	4,909,175
4.5% 1/30/26	5,913,000	6,457,767
5.2% 4/27/22	1,887,000	2,012,142
Ford Motor Credit Co. LLC:
4.063% 11/1/24	22,139,000	22,252,045
5.085% 1/7/21	3,662,000	3,745,617
5.584% 3/18/24	8,520,000	9,116,983
5.596% 1/7/22	7,576,000	7,967,294
Navient Corp.:
5.5% 1/25/23	798,000	840,893
5.875% 10/25/24	72,000	76,680
6.125% 3/25/24	209,000	223,108
6.5% 6/15/22	1,506,000	1,633,287
6.625% 7/26/21	975,000	1,033,510
6.75% 6/15/26	606,000	648,468
7.25% 1/25/22	376,000	407,960
7.25% 9/25/23	1,246,000	1,383,060
Springleaf Finance Corp.:
6.875% 3/15/25	935,000	1,067,798
7.125% 3/15/26	241,000	277,753
Synchrony Financial:
2.85% 7/25/22	2,154,000	2,174,873
3.75% 8/15/21	1,457,000	1,488,994
3.95% 12/1/27	8,239,000	8,602,829
4.25% 8/15/24	1,467,000	1,547,023
4.375% 3/19/24	3,110,000	3,295,370
5.15% 3/19/29	14,944,000	16,827,930
		147,960,154
Diversified Financial Services - 0.3%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	2,141,000	2,187,819
3.95% 7/1/24 (a)	2,844,000	2,948,944
4.375% 5/1/26 (a)	3,481,000	3,672,107
5.125% 10/1/23 (a)	1,743,000	1,873,551
5.25% 5/15/24 (a)	4,465,000	4,851,669
5.5% 1/15/23 (a)	610,000	655,811
AXA Equitable Holdings, Inc. 3.9% 4/20/23	1,038,000	1,087,145
Brixmor Operating Partnership LP:
4.125% 6/15/26	5,362,000	5,723,120
4.125% 5/15/29	7,147,000	7,712,169
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	348,000	364,965
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	3,181,000	3,199,227
6.25% 2/1/22	864,000	881,280
6.25% 5/15/26	536,000	570,170
6.375% 12/15/25	387,000	409,253
6.75% 2/1/24	206,000	214,240
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	464,000	485,901
5.5% 2/15/24 (a)	8,448,000	9,245,491
Pine Street Trust I:
4.572% 2/15/29 (a)	7,749,000	8,309,370
5.568% 2/15/49 (a)	7,700,000	8,603,528
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (a)	365,000	368,650
Voya Financial, Inc. 3.125% 7/15/24	2,503,000	2,577,248
		65,941,658
Insurance - 0.3%
American International Group, Inc. 4.875% 6/1/22	2,648,000	2,833,955
Aon Corp. 5% 9/30/20	983,000	1,007,135
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	2,429,000	2,735,988
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	4,970,000	5,629,134
4.75% 3/15/39	2,280,000	2,794,431
4.8% 7/15/21	1,355,000	1,407,846
4.9% 3/15/49	4,538,000	5,753,819
Metropolitan Life Global Funding I U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.04% 5/28/21 (a)(b)(c)	33,100,000	33,169,752
Pacific LifeCorp 5.125% 1/30/43 (a)	2,623,000	3,099,279
Pricoa Global Funding I 5.375% 5/15/45 (b)	3,148,000	3,438,853
Prudential Financial, Inc. 4.5% 11/16/21	1,288,000	1,348,672
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	3,000,000	3,315,000
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	1,159,000	1,250,916
Unum Group:
4% 6/15/29	6,130,000	6,393,073
5.625% 9/15/20	1,914,000	1,965,898
5.75% 8/15/42	1,622,000	1,817,237
		77,960,988
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	184,000	191,360
Thrifts & Mortgage Finance - 0.0%
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,502,000	1,567,269

TOTAL FINANCIALS		1,299,217,132

HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.404% 6/5/20	4,308,000	4,315,652
Hologic, Inc.:
4.375% 10/15/25 (a)	350,000	360,500
4.625% 2/1/28 (a)	65,000	68,575
Teleflex, Inc.:
4.625% 11/15/27	224,000	236,880
4.875% 6/1/26	2,062,000	2,154,790
		7,136,397
Health Care Providers & Services - 0.6%
Anthem, Inc. 3.3% 1/15/23	4,322,000	4,470,321
Centene Corp.:
4.25% 12/15/27 (a)(d)	5,895,000	6,064,481
4.625% 12/15/29 (a)(d)	8,795,000	9,223,756
4.75% 1/15/25 (a)(d)	4,500,000	4,674,960
Cigna Corp.:
3.75% 7/15/23	5,313,000	5,554,401
4.125% 11/15/25	4,327,000	4,668,923
4.375% 10/15/28	6,630,000	7,354,650
4.8% 8/15/38	4,128,000	4,776,076
4.9% 12/15/48	4,124,000	4,885,117
CVS Health Corp.:
2.625% 8/15/24	1,098,000	1,106,830
3% 8/15/26	891,000	911,798
3.25% 8/15/29	2,048,000	2,079,957
4.1% 3/25/25	26,844,000	28,826,094
4.3% 3/25/28	12,941,000	14,106,314
4.78% 3/25/38	5,761,000	6,543,810
5.05% 3/25/48	8,470,000	10,021,107
HCA Holdings, Inc.:
4.75% 5/1/23	138,000	147,462
5% 3/15/24	651,000	706,837
5.25% 6/15/26	2,019,000	2,255,958
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	930,000	843,975
Tenet Healthcare Corp.:
4.625% 7/15/24	3,152,000	3,262,320
5.125% 5/1/25	669,000	687,398
6.25% 2/1/27 (a)	450,000	481,500
Toledo Hospital:
5.325% 11/15/28	2,395,000	2,576,218
6.015% 11/15/48	4,674,000	5,314,529
Wellcare Health Plans, Inc.:
5.25% 4/1/25	2,168,000	2,268,270
5.375% 8/15/26 (a)	686,000	730,590
		134,543,652
Health Care Technology - 0.0%
IMS Health, Inc.:
5% 10/15/26 (a)	1,449,000	1,521,450
5% 5/15/27 (a)	630,000	661,500
		2,182,950
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	70,000	70,525
5.5% 4/1/26 (a)	575,000	612,375
		682,900
Pharmaceuticals - 0.2%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	28,248,000	30,299,825
Elanco Animal Health, Inc.:
3.912% 8/27/21	1,077,000	1,104,390
4.272% 8/28/23	3,402,000	3,561,625
4.9% 8/28/28	1,432,000	1,548,443
Mylan NV:
3.15% 6/15/21	4,013,000	4,059,005
3.95% 6/15/26	2,065,000	2,147,691
Perrigo Finance PLC 3.5% 12/15/21	292,000	294,228
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	748,000	723,129
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (a)	1,874,000	1,960,673
Zoetis, Inc. 3.25% 2/1/23	1,210,000	1,245,116
		46,944,125

TOTAL HEALTH CARE		191,490,024

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	1,556,000	1,636,103
BWX Technologies, Inc. 5.375% 7/15/26 (a)	1,748,000	1,844,140
TransDigm, Inc.:
6.25% 3/15/26 (a)	1,247,000	1,338,966
6.5% 7/15/24	350,000	360,938
		5,180,147
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	1,446,000	1,586,985
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	510,000	522,750
Masco Corp. 4.45% 4/1/25	1,041,000	1,127,889
		1,650,639
Commercial Services & Supplies - 0.0%
ADT Corp. 4.875% 7/15/32 (a)	433,000	376,710
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	700,000	705,544
		1,082,254
Construction & Engineering - 0.0%
AECOM:
5.125% 3/15/27	1,282,000	1,365,330
5.875% 10/15/24	1,265,000	1,382,013
		2,747,343
Electrical Equipment - 0.0%
Sensata Technologies BV:
4.875% 10/15/23 (a)	791,000	838,460
5% 10/1/25 (a)	1,120,000	1,212,400
		2,050,860
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23	1,863,000	1,855,949
3% 9/15/23	583,000	594,239
3.375% 6/1/21	1,957,000	1,988,064
3.75% 2/1/22	2,924,000	3,006,072
3.875% 4/1/21	2,112,000	2,154,234
4.25% 2/1/24	7,180,000	7,671,425
4.25% 9/15/24	2,331,000	2,499,195
FLY Leasing Ltd.:
5.25% 10/15/24	1,159,000	1,195,219
6.375% 10/15/21	464,000	472,120
		21,436,517
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	1,374,000	1,535,445

TOTAL INDUSTRIALS		37,270,190

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	5,600,000	6,068,831
6.02% 6/15/26 (a)	1,948,000	2,225,996
TTM Technologies, Inc. 5.625% 10/1/25 (a)	1,170,000	1,193,400
		9,488,227
IT Services - 0.0%
Gartner, Inc. 5.125% 4/1/25 (a)	149,000	156,219
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 4.625% 2/10/26 (a)	836,000	863,981
Qorvo, Inc. 5.5% 7/15/26	1,458,000	1,550,948
		2,414,929
Software - 0.0%
CDK Global, Inc.:
4.875% 6/1/27	199,000	208,474
5.25% 5/15/29 (a)	107,000	113,436
5.875% 6/15/26	842,000	899,888
Fair Isaac Corp. 5.25% 5/15/26 (a)	793,000	864,370
Nortonlifelock, Inc.:
4.2% 9/15/20	144,000	145,404
5% 4/15/25 (a)	2,334,000	2,356,823
Nuance Communications, Inc. 5.625% 12/15/26	1,382,000	1,468,375
Open Text Corp. 5.875% 6/1/26 (a)	1,187,000	1,263,597
		7,320,367
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	3,173,000	3,354,028

TOTAL INFORMATION TECHNOLOGY		22,733,770

MATERIALS - 0.1%
Chemicals - 0.1%
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	1,087,000	1,065,260
Nutrien Ltd.:
4.2% 4/1/29	834,000	914,276
5% 4/1/49	1,452,000	1,701,480
OCI NV 6.625% 4/15/23 (a)	953,000	993,503
Olin Corp.:
5% 2/1/30	716,000	710,630
5.125% 9/15/27	975,000	1,011,563
The Chemours Co. LLC:
5.375% 5/15/27	1,115,000	936,600
7% 5/15/25	849,000	785,325
Valvoline, Inc. 4.375% 8/15/25	978,000	1,000,005
W. R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	1,254,000	1,363,725
		10,482,367
Containers & Packaging - 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (a)	355,000	372,750
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,026,000	1,061,910
OI European Group BV 4% 3/15/23 (a)	1,076,000	1,073,310
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	251,000	254,138
Silgan Holdings, Inc. 4.75% 3/15/25	295,000	301,638
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	485,000	509,257
8.5% 8/15/27 (a)	140,000	152,250
		3,725,253
Metals & Mining - 0.0%
Anglo American Capital PLC 4.125% 4/15/21 (a)	2,910,000	2,974,163
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	1,321,000	1,358,913
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,499,000	1,562,239
4.5% 8/1/47 (a)	1,522,000	1,673,724
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,792,000	1,800,960
3.875% 3/15/23	389,000	396,936
4.55% 11/14/24	173,000	181,816
		9,948,751
Paper & Forest Products - 0.0%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	489,000	511,616

TOTAL MATERIALS		24,667,987

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	857,000	890,839
Boston Properties, Inc. 4.5% 12/1/28	4,766,000	5,419,070
Camden Property Trust:
2.95% 12/15/22	1,200,000	1,225,062
4.25% 1/15/24	2,252,000	2,410,765
Corporate Office Properties LP 5% 7/1/25	2,273,000	2,447,429
Corrections Corp. of America:
4.125% 4/1/20	240,000	240,120
4.625% 5/1/23	1,421,000	1,387,251
5% 10/15/22	443,000	442,446
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	720,000	748,800
Duke Realty LP:
3.25% 6/30/26	589,000	611,913
3.625% 4/15/23	1,544,000	1,601,758
3.875% 10/15/22	4,345,000	4,525,361
4.375% 6/15/22	1,300,000	1,365,045
Equinix, Inc. 5.875% 1/15/26	1,912,000	2,026,720
Equity One, Inc. 3.75% 11/15/22	5,527,000	5,735,262
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,868,000	1,857,733
3.5% 8/1/26	1,945,000	2,027,376
Highwoods/Forsyth LP 3.2% 6/15/21	1,625,000	1,643,782
Hudson Pacific Properties LP 4.65% 4/1/29	10,668,000	11,755,734
Lexington Corporate Properties Trust 4.4% 6/15/24	948,000	988,725
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	1,359,000	1,426,950
5.25% 8/1/26	2,161,000	2,296,516
6.375% 3/1/24	268,000	280,309
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	8,376,000	8,397,748
4.375% 8/1/23	4,882,000	5,193,578
4.5% 1/15/25	2,013,000	2,132,409
4.5% 4/1/27	716,000	775,950
4.75% 1/15/28	11,294,000	12,373,703
4.95% 4/1/24	882,000	952,730
5.25% 1/15/26	3,755,000	4,142,938
Retail Opportunity Investments Partnership LP:
4% 12/15/24	641,000	654,090
5% 12/15/23	494,000	521,266
SBA Communications Corp. 4.875% 9/1/24	557,000	577,475
SITE Centers Corp.:
3.625% 2/1/25	1,532,000	1,577,623
4.25% 2/1/26	2,753,000	2,912,306
4.625% 7/15/22	1,302,000	1,358,396
Store Capital Corp. 4.625% 3/15/29	2,374,000	2,636,731
The GEO Group, Inc.:
5.875% 10/15/24	130,000	108,875
6% 4/15/26	170,000	134,725
Ventas Realty LP:
3% 1/15/30	11,060,000	10,984,535
3.125% 6/15/23	1,033,000	1,059,989
4% 3/1/28	2,150,000	2,316,144
4.125% 1/15/26	999,000	1,074,561
VICI Properties, Inc. 4.25% 12/1/26 (a)	440,000	448,800
Weingarten Realty Investors 3.375% 10/15/22	456,000	466,240
WP Carey, Inc.:
3.85% 7/15/29	1,773,000	1,873,265
4% 2/1/25	3,423,000	3,597,059
4.6% 4/1/24	5,327,000	5,702,114
		125,328,216
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,832,000	8,134,259
3.95% 11/15/27	4,382,000	4,611,389
4.1% 10/1/24	3,961,000	4,185,826
4.55% 10/1/29	1,896,000	2,071,649
CBRE Group, Inc. 4.875% 3/1/26	7,844,000	8,751,899
Digital Realty Trust LP 3.95% 7/1/22	2,137,000	2,226,591
Essex Portfolio LP 3.875% 5/1/24	1,923,000	2,033,875
Howard Hughes Corp. 5.375% 3/15/25 (a)	927,000	972,590
Liberty Property LP:
3.25% 10/1/26	1,586,000	1,659,922
3.375% 6/15/23	1,643,000	1,706,350
4.125% 6/15/22	1,115,000	1,164,503
Mack-Cali Realty LP:
3.15% 5/15/23	3,573,000	3,513,725
4.5% 4/18/22	678,000	688,064
Mid-America Apartments LP 4% 11/15/25	828,000	892,115
Post Apartment Homes LP 3.375% 12/1/22	502,000	515,924
Tanger Properties LP:
3.125% 9/1/26	2,628,000	2,587,991
3.75% 12/1/24	2,635,000	2,688,758
3.875% 12/1/23	1,186,000	1,220,569
3.875% 7/15/27	10,334,000	10,572,044
		60,198,043

TOTAL REAL ESTATE		185,526,259

UTILITIES - 0.4%
Electric Utilities - 0.2%
Clearway Energy Operating LLC 5.75% 10/15/25	333,000	349,650
Cleco Corporate Holdings LLC 3.375% 9/15/29 (a)	4,843,000	4,832,306
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	3,889,000	4,137,064
6.4% 9/15/20 (a)	5,173,000	5,329,118
FirstEnergy Corp.:
4.25% 3/15/23	4,502,000	4,745,428
7.375% 11/15/31	6,310,000	8,842,118
InterGen NV 7% 6/30/23 (a)	964,000	935,080
IPALCO Enterprises, Inc.:
3.45% 7/15/20	4,960,000	4,988,185
3.7% 9/1/24	1,963,000	2,039,423
NextEra Energy Partners LP 4.25% 9/15/24 (a)	616,000	632,940
NRG Yield Operating LLC 5% 9/15/26	400,000	414,000
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	1,748,758	1,897,402
Vistra Operations Co. LLC:
5% 7/31/27 (a)	463,000	480,941
5.5% 9/1/26 (a)	3,498,000	3,681,645
		43,305,300
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	701,000	719,113
Independent Power and Renewable Electricity Producers - 0.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,898,000	6,133,920
Emera U.S. Finance LP 2.7% 6/15/21	951,000	957,903
NRG Energy, Inc.:
5.25% 6/15/29 (a)	484,000	518,751
5.75% 1/15/28	216,000	233,280
6.625% 1/15/27	185,000	200,263
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	213,000	216,639
5% 1/31/28 (a)	241,000	250,491
The AES Corp.:
4.875% 5/15/23	882,000	897,435
6% 5/15/26	601,000	641,555
		10,050,237
Multi-Utilities - 0.2%
Dominion Energy, Inc.:
3 month U.S. LIBOR + 2.300% 4.4044% 9/30/66 (b)(c)	5,861,000	5,384,794
3 month U.S. LIBOR + 2.825% 4.9294% 6/30/66 (b)(c)	1,683,000	1,598,850
NiSource Finance Corp. 5.95% 6/15/41	2,273,000	2,938,436
NiSource, Inc. 2.95% 9/1/29	12,206,000	12,210,141
Puget Energy, Inc.:
5.625% 7/15/22	3,305,000	3,535,052
6% 9/1/21	3,185,000	3,386,742
6.5% 12/15/20	1,021,000	1,066,463
Sempra Energy 6% 10/15/39	2,744,000	3,561,046
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 4.0224% 5/15/67 (b)(c)	1,843,000	1,650,580
		35,332,104

TOTAL UTILITIES		89,406,754

TOTAL NONCONVERTIBLE BONDS
(Cost $2,548,037,055)		2,756,500,569

U.S. Treasury Obligations - 12.5%
U.S. Treasury Notes:
1.625% 8/15/29	$162,921,000	$160,502,641
2.125% 7/31/24	243,291,000	248,631,997
2.125% 11/30/24	28,603,400	29,261,502
2.125% 5/15/25	45,672,600	46,741,268
2.25% 10/31/24	21,880,400	22,512,880
2.25% 12/31/24	68,047,200	70,019,506
2.25% 2/15/27	81,654,000	84,534,217
2.375% 5/15/27	146,537,200	153,137,098
2.625% 3/31/25	166,883,300	174,979,747
2.625% 2/15/29	373,150,000	399,984,731
2.75% 6/30/25	532,127,400	562,433,716
2.875% 11/30/25	324,464,000	346,149,856
3.125% 11/15/28	364,142,000	404,894,610
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,579,276,405)		2,703,783,769

U.S. Government Agency - Mortgage Securities - 15.1%
Fannie Mae - 5.4%
12 month U.S. LIBOR + 1.445% 4.497% 4/1/37 (b)(c)	19,694	20,411
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (b)(c)	4,578	4,760
12 month U.S. LIBOR + 1.490% 4.234% 1/1/35 (b)(c)	21,015	21,735
12 month U.S. LIBOR + 1.523% 4.66% 3/1/36 (b)(c)	1,941	2,013
12 month U.S. LIBOR + 1.553% 4.345% 6/1/36 (b)(c)	17,443	18,208
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (b)(c)	6,924	7,183
12 month U.S. LIBOR + 1.590% 4.484% 5/1/36 (b)(c)	42,622	44,479
12 month U.S. LIBOR + 1.610% 4.313% 3/1/33 (b)(c)	12,212	12,663
12 month U.S. LIBOR + 1.641% 3.879% 9/1/36 (b)(c)	8,849	9,249
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (b)(c)	14,365	15,035
12 month U.S. LIBOR + 1.650% 4.442% 11/1/36 (b)(c)	7,766	8,091
12 month U.S. LIBOR + 1.685% 4.56% 4/1/36 (b)(c)	4,308	4,495
12 month U.S. LIBOR + 1.690% 4.415% 8/1/35 (b)(c)	10,178	10,664
12 month U.S. LIBOR + 1.710% 3.425% 7/1/43 (b)(c)	483,295	500,009
12 month U.S. LIBOR + 1.711% 4.595% 6/1/42 (b)(c)	24,332	25,093
12 month U.S. LIBOR + 1.718% 4.013% 5/1/35 (b)(c)	26,182	27,334
12 month U.S. LIBOR + 1.730% 4.695% 7/1/35 (b)(c)	9,545	9,945
12 month U.S. LIBOR + 1.750% 4.064% 8/1/41 (b)(c)	38,117	39,589
12 month U.S. LIBOR + 1.750% 4.631% 3/1/40 (b)(c)	33,573	34,922
12 month U.S. LIBOR + 1.800% 4.235% 12/1/40 (b)(c)	811,801	843,540
12 month U.S. LIBOR + 1.800% 4.5% 7/1/41 (b)(c)	28,905	30,246
12 month U.S. LIBOR + 1.800% 4.784% 1/1/42 (b)(c)	49,694	51,214
12 month U.S. LIBOR + 1.810% 4.537% 7/1/41 (b)(c)	16,328	17,010
12 month U.S. LIBOR + 1.810% 4.81% 12/1/39 (b)(c)	13,834	14,381
12 month U.S. LIBOR + 1.818% 4.068% 9/1/41 (b)(c)	10,153	10,613
12 month U.S. LIBOR + 1.818% 4.931% 2/1/42 (b)(c)	60,843	62,911
12 month U.S. LIBOR + 1.825% 4.95% 2/1/35 (b)(c)	92,727	97,049
12 month U.S. LIBOR + 1.830% 3.879% 10/1/41 (b)(c)	8,730	9,081
12 month U.S. LIBOR + 1.851% 4.58% 5/1/36 (b)(c)	11,857	12,399
12 month U.S. LIBOR + 1.870% 3.75% 10/1/36 (b)(c)	11,419	11,901
12 month U.S. LIBOR + 1.900% 4.782% 7/1/37 (b)(c)	20,727	21,765
6 month U.S. LIBOR + 1.505% 4.103% 1/1/35 (b)(c)	25,848	26,703
6 month U.S. LIBOR + 1.535% 3.851% 12/1/34 (b)(c)	4,958	5,132
6 month U.S. LIBOR + 1.535% 3.94% 3/1/35 (b)(c)	4,094	4,239
6 month U.S. LIBOR + 1.550% 3.807% 10/1/33 (b)(c)	2,120	2,191
6 month U.S. LIBOR + 1.565% 4.085% 7/1/35 (b)(c)	2,611	2,705
6 month U.S. LIBOR + 1.740% 4.365% 12/1/34 (b)(c)	394	410
6 month U.S. LIBOR + 1.960% 4.21% 9/1/35 (b)(c)	4,753	4,984
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (b)(c)	4,516	4,750
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.27% 6/1/36 (b)(c)	36,818	38,620
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.266% 10/1/33 (b)(c)	15,013	15,760
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.859% 7/1/34 (b)(c)	34,602	36,381
2.5% 5/1/31 to 8/1/43	52,256,225	52,606,083
3% 7/1/27 to 11/1/49	381,411,506	390,583,606
3.25% 12/1/41	7,046	7,309
3.4% 7/1/42 to 9/1/42	153,304	159,596
3.5% 3/1/26 to 11/1/49 (e)(f)	299,461,059	312,754,634
3.525% 5/1/42	4,065	4,302
3.65% 5/1/42 to 8/1/42	88,345	93,038
3.9% 4/1/42	10,825	11,540
4% 11/1/31 to 11/1/49	209,639,457	221,735,610
4.25% 11/1/41	34,881	37,716
4.5% to 4.5% 6/1/20 to 9/1/49	138,461,775	148,089,937
5% 3/1/20 to 2/1/49	18,129,981	19,915,876
5.248% 8/1/41 (b)	471,441	513,117
5.5% 10/1/21 to 5/1/44	4,940,381	5,545,533
6% to 6% 6/1/20 to 1/1/42	2,352,450	2,694,892
6.5% 3/1/22 to 5/1/38	359,082	401,942
6.528% 2/1/39 (b)	491,919	531,585
7% to 7% 9/1/21 to 7/1/37	249,800	282,442
7.5% to 7.5% 9/1/22 to 9/1/32	120,774	137,655
8% 3/1/37	3,245	3,882
8.5% 2/1/22 to 11/1/22	1,296	1,364
9% 10/1/30	7,943	9,310
9.5% 9/1/21 to 8/1/22	37	37

TOTAL FANNIE MAE		1,158,260,869

Freddie Mac - 2.9%
12 month U.S. LIBOR + 1.325% 4.175% 1/1/36 (b)(c)	8,524	8,782
12 month U.S. LIBOR + 1.370% 3.971% 3/1/36 (b)(c)	28,553	29,536
12 month U.S. LIBOR + 1.500% 4.285% 3/1/36 (b)(c)	33,531	34,702
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (b)(c)	9,859	10,199
12 month U.S. LIBOR + 1.750% 4.006% 9/1/41 (b)(c)	158,548	164,431
12 month U.S. LIBOR + 1.750% 4.25% 12/1/40 (b)(c)	368,962	381,441
12 month U.S. LIBOR + 1.750% 4.408% 7/1/41 (b)(c)	84,473	87,713
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (b)(c)	12,425	12,930
12 month U.S. LIBOR + 1.864% 4.739% 4/1/36 (b)(c)	9,754	10,246
12 month U.S. LIBOR + 1.870% 4.801% 4/1/41 (b)(c)	9,668	10,051
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (b)(c)	13,101	13,702
12 month U.S. LIBOR + 1.880% 4.434% 10/1/42 (b)(c)	69,735	72,558
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(c)	12,561	13,058
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (b)(c)	24,210	25,231
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (b)(c)	19,863	20,877
12 month U.S. LIBOR + 1.910% 4.811% 5/1/41 (b)(c)	22,833	23,769
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (b)(c)	5,576	5,849
12 month U.S. LIBOR + 1.961% 4.821% 6/1/33 (b)(c)	14,342	15,045
12 month U.S. LIBOR + 1.998% 4.913% 4/1/38 (b)(c)	28,120	29,468
12 month U.S. LIBOR + 2.045% 4.784% 7/1/36 (b)(c)	17,657	18,515
12 month U.S. LIBOR + 2.060% 4.728% 3/1/33 (b)(c)	423	442
12 month U.S. LIBOR + 2.200% 5.075% 12/1/36 (b)(c)	31,667	33,087
6 month U.S. LIBOR + 1.125% 3.601% 8/1/37 (b)(c)	9,210	9,388
6 month U.S. LIBOR + 1.445% 3.695% 3/1/35 (b)(c)	12,669	13,100
6 month U.S. LIBOR + 1.608% 4.205% 12/1/35 (b)(c)	2,525	2,613
6 month U.S. LIBOR + 1.661% 4.199% 2/1/37 (b)(c)	29,020	30,102
6 month U.S. LIBOR + 1.720% 4.247% 8/1/37 (b)(c)	17,888	18,620
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (b)(c)	4,613	4,790
6 month U.S. LIBOR + 1.840% 4.122% 10/1/36 (b)(c)	41,299	43,123
6 month U.S. LIBOR + 1.910% 4.192% 10/1/35 (b)(c)	25,010	26,089
6 month U.S. LIBOR + 2.020% 4.6% 6/1/37 (b)(c)	24,067	25,047
6 month U.S. LIBOR + 2.040% 4.665% 6/1/37 (b)(c)	13,840	14,408
6 month U.S. LIBOR + 2.270% 4.488% 10/1/35 (b)(c)	19,313	20,184
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.573% 6/1/33 (b)(c)	34,147	35,829
U.S. TREASURY 1 YEAR INDEX + 2.286% 4.828% 6/1/33 (b)(c)	66,633	69,845
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.717% 3/1/35 (b)(c)	128,183	134,547
2.5% 6/1/31 to 9/1/34	35,846,143	36,294,062
3% 6/1/31 to 10/1/49	69,982,210	72,064,988
3.5% 6/1/27 to 9/1/49 (f)(g)	216,224,274	226,384,276
3.5% 8/1/47	6,072,948	6,357,052
4% 6/1/33 to 10/1/48 (f)	215,369,601	227,561,534
4% 4/1/48	177,732	185,695
4.5% 6/1/25 to 12/1/48	47,840,070	51,192,650
5% 6/1/20 to 7/1/41	5,095,732	5,627,669
5.5% 2/1/20 to 6/1/41	2,449,838	2,740,974
6% 6/1/20 to 6/1/39	514,973	583,433
6.5% 4/1/21 to 9/1/39	861,722	990,599
7% 8/1/21 to 9/1/36	244,216	279,238
7.5% 1/1/27 to 7/1/34	66,034	76,351
8% 7/1/24 to 4/1/32	5,272	6,034
8.5% 12/1/22 to 1/1/28	3,887	4,313

TOTAL FREDDIE MAC		631,818,185

Ginnie Mae - 5.6%
3.5% 9/20/40 to 6/20/48	271,063,744	283,576,353
4% 7/20/33 to 5/20/49	189,076,573	199,909,027
4.5% 6/20/33 to 6/20/48	89,609,999	95,263,126
5.5% 8/15/33 to 9/15/39	464,711	522,623
6% to 6% 10/15/30 to 5/15/40	612,147	698,310
7% to 7% 11/15/22 to 11/15/32	235,311	267,601
7.5% to 7.5% 2/15/22 to 9/15/31	75,176	83,097
8% 6/15/21 to 11/15/29	22,904	24,869
8.5% to 8.5% 10/15/21 to 1/15/31	8,440	9,555
9% 1/15/23	39	42
9.5% 3/15/23	9	9
3% 5/15/42 to 6/20/48	59,796,863	61,731,689
3% 12/1/49 (d)	5,275,000	5,421,299
3% 12/1/49 (d)	150,000	154,160
3% 12/1/49 (d)	50,000	51,387
3% 12/1/49 (d)	2,850,000	2,929,043
3% 12/1/49 (d)	1,675,000	1,721,455
3% 12/1/49 (d)	2,600,000	2,672,109
3% 12/1/49 (d)	1,550,000	1,592,988
3% 12/1/49 (d)	50,000	51,387
3% 12/1/49 (d)	2,175,000	2,235,322
3% 12/1/49 (d)	950,000	976,348
3% 12/1/49 (d)	2,975,000	3,057,510
3% 12/1/49 (d)	9,100,000	9,352,383
3% 12/1/49 (d)	200,000	205,547
3% 12/1/49 (d)	18,875,000	19,398,487
3% 12/1/49 (d)	575,000	590,947
3% 12/1/49 (d)	1,125,000	1,156,201
3% 12/1/49 (d)	700,000	719,414
3% 12/1/49 (d)	7,200,000	7,399,688
3% 12/1/49 (d)	2,275,000	2,338,096
3% 12/1/49 (d)	900,000	924,961
3% 12/1/49 (d)	2,100,000	2,158,242
3% 12/1/49 (d)	3,875,000	3,982,471
3% 12/1/49 (d)	50,000	51,387
3% 12/1/49 (d)	37,100,000	38,128,946
3% 12/1/49 (d)	65,100,000	66,905,509
3% 12/1/49 (d)	5,550,000	5,703,926
3% 12/1/49 (d)	35,150,000	36,124,864
3% 12/1/49 (d)	27,475,000	28,237,003
3% 12/1/49 (d)	4,350,000	4,470,645
3% 12/1/49 (d)	21,400,000	21,993,516
3% 12/1/49 (d)	12,300,000	12,641,133
3.5% 12/1/49 (d)	40,000,000	41,340,624
3.5% 12/1/49 (d)	48,500,000	50,125,507
3.5% 12/1/49 (d)	40,100,000	41,443,976
3.5% 12/1/49 (d)	28,800,000	29,765,249
3.5% 12/1/49 (d)	24,225,000	25,036,915
3.5% 12/1/49 (d)	33,700,000	34,829,476
4% 12/1/49 (d)	22,000,000	22,843,907
5% 4/15/33 to 6/20/48	37,855,253	40,549,185
6.5% 3/20/31 to 6/15/37	75,823	87,198

TOTAL GINNIE MAE		1,211,454,712

Uniform Mortgage Backed Securities - 1.2%
2.5% 12/1/34 (d)	10,000,000	10,088,281
3% 12/1/49 (d)	22,100,000	22,412,507
3% 12/1/49 (d)	20,500,000	20,789,882
3% 12/1/49 (d)	8,800,000	8,924,437
3% 12/1/49 (d)	78,325,000	79,432,563
3% 12/1/49 (d)	8,450,000	8,569,488
3% 12/1/49 (d)	21,400,000	21,702,609
3% 12/1/49 (d)	12,300,000	12,473,929
3.5% 12/1/49 (d)	22,500,000	23,097,656
3.5% 12/1/49 (d)	11,000,000	11,292,188
3.5% 12/1/49 (d)	4,200,000	4,311,563
3.5% 12/1/49 (d)	6,700,000	6,877,969
3.5% 12/1/49 (d)	12,050,000	12,370,078
4% 12/1/49 (d)	12,300,000	12,761,250

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		255,104,400

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,214,352,261)		3,256,638,166

Asset-Backed Securities - 1.6%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$3,536,844	$3,555,467
Series 2019-1 Class A, 3.844% 5/15/39 (a)	5,695,502	5,738,921
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	9,542,698	9,495,589
Class B, 4.458% 10/16/39 (a)	1,678,339	1,670,311
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.6184% 7/22/32 (a)(b)(c)	8,608,000	8,603,068
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.1658% 10/15/32 (a)(b)(c)	8,066,000	8,066,000
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.2009% 1/15/29 (a)(b)(c)	9,695,000	9,679,856
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.068% 10/25/35 (b)(c)	129,197	128,826
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 0% 1/17/33 (a)(b)(c)(d)	3,300,000	3,300,000
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	6,707,594	6,892,717
Class AA, 2.487% 12/16/41 (a)	1,338,813	1,333,833
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 2.8095% 5/25/29 (b)(c)	634,803	635,102
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 2.7896% 7/25/29 (b)(c)	957,694	961,054
CarMax Auto Owner Trust Series 2019-4 Class A2A, 2.01% 3/15/23	4,400,000	4,400,010
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	8,387,581	8,525,838
Class B, 5.095% 4/15/39 (a)	2,877,367	2,919,998
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	6,380,858	6,503,833
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 3.4705% 10/20/32 (a)(b)(c)	6,412,000	6,404,556
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.4674% 5/29/32 (a)(b)(c)	4,342,000	4,339,816
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.058% 10/25/37 (a)(b)(c)	224,769	227,171
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23	4,400,000	4,399,265
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.4444% 9/28/30 (b)(c)	1,462,243	1,456,816
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	4,646,063	4,671,109
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	3,841,612	3,876,942
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	14,100,000	14,098,999
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	3,643,550	3,657,934
CPS Auto Receivables Trust Series 2019-D Class A, 2.17% 12/15/22 (a)	1,843,193	1,842,826
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,169,320	3,219,934
Class A2II, 4.03% 11/20/47 (a)	5,390,980	5,573,357
Dell Equipment Finance Trust Series 2019-2 Class A3, 1.91% 10/22/24 (a)	6,600,000	6,584,796
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	2,700,000	2,697,869
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 3.264% 10/20/32 (a)(b)(c)	2,944,000	2,946,202
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.2809% 4/15/29 (a)(b)(c)	10,233,000	10,230,350
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.2399% 5/15/32 (a)(b)(c)	7,104,000	7,103,432
Enterprise Fleet Financing LLC Series 2019-3 Class A2, 2.06% 5/20/25 (a)	10,602,000	10,606,663
Exeter Automobile Receivables Trust Series 2019-4A Class A, 2.18% 1/17/23 (a)	6,284,321	6,284,666
Finance of America Structured Securities Trust Series 2018-HB1 Class A, 3.3751% 9/25/28 (a)	128,650	128,651
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.820% 2.533% 3/25/34 (b)(c)	569	545
Flagship Credit Auto Trust Series 2019-4 Class A, 2.17% 6/17/24 (a)	2,400,000	2,401,664
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 3.2149% 11/16/32 (a)(b)(c)	8,949,000	8,949,000
Ford Credit Auto Owner Trust Series 2019-1 Class A, 3.52% 7/15/30 (a)	2,000,000	2,096,050
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	1,820,000	2,006,105
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 2.409% 4/10/31 (a)(b)(c)	102,688	102,718
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	3,445,115	3,563,800
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	3,949,077	3,992,432
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.1859% 1/20/29 (a)(b)(c)	3,495,000	3,493,434
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.603% 7/15/32 (a)(b)(c)	8,593,000	8,588,136
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 3.1741% 10/15/32 (a)(b)(c)	4,271,000	4,271,000
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.2459% 4/20/30 (a)(b)(c)	7,329,000	7,326,897
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 0% 1/15/33 (a)(b)(c)	5,948,000	5,948,000
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (a)	5,596,000	5,599,313
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	3,871,250	4,006,959
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (a)	87,695	87,794
Series 2018-3A Class A 3.5545% 11/25/28 (a)	2,700,114	2,695,076
Series 2019-1A Class A, 2.6513% 6/25/29 (a)	3,162,556	3,164,489
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.308% 7/26/66 (a)(b)(c)	740,000	740,457
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.338% 9/25/23 (a)(b)(c)	373,000	373,435
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.218% 9/25/35 (b)(c)	172,409	172,114
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.3021% 7/17/32 (a)(b)(c)	8,594,000	8,589,548
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	6,701,000	6,734,505
Prosper Marketplace Issuance Trust:
Series 2018-2A Class A, 3.35% 10/15/24 (a)	28,287	28,358
Series 2019-1A Class A, 3.54% 4/15/25 (a)	2,812,840	2,824,211
Series 2019-2A Class A, 3.2% 9/15/25 (a)	1,019,351	1,023,126
Series 2019-4A Class A, 2.48% 2/17/26 (a)	2,950,000	2,949,047
SBA Tower Trust Series 2019-1 2.836% 1/15/50 (a)	8,715,000	8,815,026
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.5885% 12/15/27 (a)(b)(c)	1,981,611	1,981,588
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	9,773,201	9,796,063
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 1 month U.S. LIBOR + 0.430% 2.138% 5/25/35 (b)(c)	2,487	2,486
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.568% 9/25/34 (b)(c)	7,249	7,117
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	6,820,917	6,983,554
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	11,717,000	11,669,627
Towd Point Mortgage Trust:
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	400,794	412,449
Series 2019-1 Class A1, 3.75% 3/25/58 (a)	1,415,802	1,476,624
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	2,592,444	2,609,809
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.6031% 4/6/42 (a)(b)(c)	778,000	567,006
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (a)	250,805	251,508
Series 2019-1A Class A, 3.48% 3/15/25 (a)	1,629,279	1,634,390
Series 2019-2A Class A, 2.77% 10/15/25 (a)	7,099,378	7,111,955
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.3509% 4/15/32 (a)(b)(c)	8,606,000	8,601,542
TOTAL ASSET-BACKED SECURITIES
(Cost $334,455,053)		336,410,734

Collateralized Mortgage Obligations - 1.0%
Private Sponsor - 0.8%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 1.9628% 6/27/36 (a)(b)(c)	106,428	105,132
BCAP LLC Trust sequential payer Series 2010-RR2 Class 5A2, 5% 12/26/36 (a)	7,175	7,179
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(b)	167,847	170,094
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.5548% 1/25/37 (a)(b)	10,316	10,442
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (a)	56,737	57,389
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.1028% 5/27/37 (a)(b)(c)	128,292	124,130
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(c)	571,588	57
Class AA1, 1 month U.S. LIBOR + 0.280% 2.1028% 5/27/37 (a)(b)(c)	1,267,317	1,219,137
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.508% 2/25/32 (b)(c)	4,312	4,362
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.7625% 3/18/32 (b)(c)	7,821	7,967
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.708% 4/25/32 (b)(c)	9,134	9,283
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.708% 10/25/32 (b)(c)	11,628	11,819
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.458% 1/25/32 (b)(c)	4,430	4,474
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.392% 12/25/33 (b)(h)(i)	157,434	39,933
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.972% 11/25/36 (b)(h)(i)	105,178	20,048
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 2.008% 1/25/43 (b)(c)	1,170,323	1,161,553
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 2.058% 5/25/47 (b)(c)	2,734,866	2,710,284
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	3,136	3,288
Series 1993-207 Class H, 6.5% 11/25/23	48,729	51,902
Series 1996-28 Class PK, 6.5% 7/25/25	16,887	18,037
Series 1999-17 Class PG, 6% 4/25/29	81,917	88,852
Series 1999-32 Class PL, 6% 7/25/29	79,484	87,245
Series 1999-33 Class PK, 6% 7/25/29	58,860	64,044
Series 2001-52 Class YZ, 6.5% 10/25/31	7,463	8,535
Series 2003-28 Class KG, 5.5% 4/25/23	27,050	28,043
Series 2005-102 Class CO 11/25/35 (j)	31,744	28,993
Series 2005-39 Class TE, 5% 5/25/35	30,923	33,468
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 13.1092% 8/25/35 (b)(i)	10,698	13,555
Series 2005-81 Class PC, 5.5% 9/25/35	84,519	92,870
Series 2006-12 Class BO 10/25/35 (j)	143,136	130,750
Series 2006-37 Class OW 5/25/36 (j)	14,386	12,970
Series 2006-45 Class OP 6/25/36 (j)	47,824	42,979
Series 2006-62 Class KP 4/25/36 (j)	80,937	73,276
Series 2012-149:
Class DA, 1.75% 1/25/43	241,597	238,633
Class GA, 1.75% 6/25/42	253,631	249,728
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	13,522	15,242
Series 1999-25 Class Z, 6% 6/25/29	48,841	54,295
Series 2001-20 Class Z, 6% 5/25/31	86,057	94,201
Series 2001-31 Class ZC, 6.5% 7/25/31	44,701	50,421
Series 2002-16 Class ZD, 6.5% 4/25/32	24,164	27,689
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.842% 11/25/32 (b)(h)(i)	89,608	12,498
Series 2012-67 Class AI, 4.5% 7/25/27 (h)	197,313	15,841
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.932% 12/25/36 (b)(h)(i)	77,567	18,189
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.732% 5/25/37 (b)(h)(i)	45,164	9,183
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 14.9687% 9/25/23 (b)(i)	3,005	3,524
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.392% 3/25/33 (b)(h)(i)	13,986	2,949
Series 2005-72 Class ZC, 5.5% 8/25/35	573,425	622,879
Series 2005-79 Class ZC, 5.9% 9/25/35	319,894	364,633
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 30.372% 6/25/37 (b)(i)	50,055	101,540
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 29.352% 7/25/37 (b)(i)	53,086	106,904
Class SB, 39.600% - 1 month U.S. LIBOR 29.352% 7/25/37 (b)(i)	19,011	33,516
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.642% 3/25/38 (b)(h)(i)	300,658	56,012
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.652% 6/25/21 (b)(h)(i)	222	2
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 4.342% 12/25/40 (b)(h)(i)	281,812	49,135
Class ZA, 4.5% 12/25/40	168,515	187,276
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	205,899	14,877
Series 2010-150 Class ZC, 4.75% 1/25/41	1,183,939	1,332,883
Series 2010-17 Class DI, 4.5% 6/25/21 (h)	271	2
Series 2010-95 Class ZC, 5% 9/25/40	2,528,582	2,856,205
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	18,132	215
Series 2011-39 Class ZA, 6% 11/25/32	184,680	209,464
Series 2011-4 Class PZ, 5% 2/25/41	493,017	571,341
Series 2011-67 Class AI, 4% 7/25/26 (h)	59,508	4,170
Series 2011-83 Class DI, 6% 9/25/26 (h)	56,340	3,033
Series 2012-100 Class WI, 3% 9/25/27 (h)	913,291	71,529
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.942% 12/25/30 (b)(h)(i)	319,303	30,478
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.842% 6/25/41 (b)(h)(i)	426,203	45,190
Series 2013-133 Class IB, 3% 4/25/32 (h)	640,768	43,211
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.342% 1/25/44 (b)(h)(i)	270,807	44,906
Series 2013-51 Class GI, 3% 10/25/32 (h)	199,959	16,764
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.012% 6/25/35 (b)(h)(i)	232,631	45,821
Series 2015-42 Class IL, 6% 6/25/45 (h)	1,290,276	265,975
Series 2015-70 Class JC, 3% 10/25/45	1,397,902	1,440,117
Series 2017-30 Class AI, 5.5% 5/25/47 (h)	602,971	123,440
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	112,507	112,349
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.5654% 1/15/32 (b)(c)	3,593	3,635
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.6654% 3/15/32 (b)(c)	5,038	5,109
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.7654% 3/15/32 (b)(c)	4,908	4,988
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.6654% 6/15/31 (b)(c)	8,995	9,119
Class FG, 1 month U.S. LIBOR + 0.900% 2.6654% 3/15/32 (b)(c)	2,785	2,824
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 2.1154% 8/15/47 (b)(c)	1,384,170	1,372,911
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.0154% 5/15/37 (b)(c)	192,589	191,327
planned amortization class:
Series 2006-15 Class OP 3/25/36 (j)	144,550	131,127
Series 2095 Class PE, 6% 11/15/28	94,013	102,340
Series 2101 Class PD, 6% 11/15/28	5,888	6,391
Series 2104 Class PG, 6% 12/15/28	6,313	6,910
Series 2121 Class MG, 6% 2/15/29	38,403	41,943
Series 2131 Class BG, 6% 3/15/29	202,150	220,643
Series 2137 Class PG, 6% 3/15/29	29,015	31,795
Series 2154 Class PT, 6% 5/15/29	67,525	74,487
Series 2162 Class PH, 6% 6/15/29	13,022	14,128
Series 2520 Class BE, 6% 11/15/32	86,393	96,538
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.8346% 3/15/23 (b)(h)(i)	1,280	35
Series 2693 Class MD, 5.5% 10/15/33	376,867	420,885
Series 2802 Class OB, 6% 5/15/34	130,291	140,766
Series 2962 Class BE, 4.5% 4/15/20	6,655	6,668
Series 3002 Class NE, 5% 7/15/35	213,313	228,920
Series 3110 Class OP 9/15/35 (j)	83,590	78,881
Series 3119 Class PO 2/15/36 (j)	174,370	157,292
Series 3121 Class KO 3/15/36 (j)	29,041	26,400
Series 3123 Class LO 3/15/36 (j)	98,353	88,862
Series 3145 Class GO 4/15/36 (j)	95,018	86,149
Series 3189 Class PD, 6% 7/15/36	185,260	213,632
Series 3225 Class EO 10/15/36 (j)	52,383	47,250
Series 3258 Class PM, 5.5% 12/15/36	82,113	89,014
Series 3415 Class PC, 5% 12/15/37	71,075	77,511
Series 3786 Class HI, 4% 3/15/38 (h)	161,631	6,461
Series 3806 Class UP, 4.5% 2/15/41	594,842	633,198
Series 3832 Class PE, 5% 3/15/41	772,000	839,248
Series 4135 Class AB, 1.75% 6/15/42	191,995	189,723
Series 4765 Class PE, 3% 12/15/41	930,417	936,139
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	3,030	3,313
Series 2135 Class JE, 6% 3/15/29	24,928	27,462
Series 2274 Class ZM, 6.5% 1/15/31	23,668	26,619
Series 2281 Class ZB, 6% 3/15/30	40,866	44,217
Series 2303 Class ZV, 6% 4/15/31	17,634	19,321
Series 2357 Class ZB, 6.5% 9/15/31	145,814	166,714
Series 2502 Class ZC, 6% 9/15/32	44,332	49,421
Series 2519 Class ZD, 5.5% 11/15/32	53,039	58,079
Series 2546 Class MJ, 5.5% 3/15/23	16,606	17,241
Series 2601 Class TB, 5.5% 4/15/23	8,040	8,395
Series 2998 Class LY, 5.5% 7/15/25	29,008	30,539
Series 3871 Class KB, 5.5% 6/15/41	963,302	1,109,401
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.8346% 2/15/36 (b)(h)(i)	61,917	13,511
Series 1658 Class GZ, 7% 1/15/24	9,466	10,002
Series 2013-4281 Class AI, 4% 12/15/28 (h)	591,693	37,679
Series 2017-4683 Class LM, 3% 5/15/47	1,636,768	1,660,464
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 6.4346% 11/15/31 (b)(h)(i)	39,287	5,676
Series 2587 Class IM, 6.5% 3/15/33 (h)	6,003	1,358
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 35.325% 8/15/24 (b)(i)	633	781
Class SD, 86.400% - 1 month U.S. LIBOR 63.5001% 8/15/24 (b)(i)	1,158	1,674
Series 2933 Class ZM, 5.75% 2/15/35	689,638	804,552
Series 2935 Class ZK, 5.5% 2/15/35	667,863	738,180
Series 2947 Class XZ, 6% 3/15/35	287,398	323,064
Series 2996 Class ZD, 5.5% 6/15/35	483,062	554,993
Series 3237 Class C, 5.5% 11/15/36	738,696	833,704
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.8946% 11/15/36 (b)(h)(i)	236,884	50,255
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.9846% 3/15/37 (b)(h)(i)	352,132	78,631
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.9946% 4/15/37 (b)(h)(i)	490,244	112,493
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.8146% 6/15/37 (b)(h)(i)	184,298	35,733
Series 3949 Class MK, 4.5% 10/15/34	155,462	164,414
Series 3955 Class YI, 3% 11/15/21 (h)	13,613	284
Series 4055 Class BI, 3.5% 5/15/31 (h)	607,320	45,049
Series 4149 Class IO, 3% 1/15/33 (h)	93,844	10,600
Series 4314 Class AI, 5% 3/15/34 (h)	172,609	14,021
Series 4427 Class LI, 3.5% 2/15/34 (h)	1,051,133	98,872
Series 4471 Class PA 4% 12/15/40	1,238,257	1,273,597
target amortization class Series 2156 Class TC, 6.25% 5/15/29	36,131	38,410
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.9275% 6/16/37 (b)(h)(i)	104,874	22,575
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.3549% 3/20/60 (b)(c)(k)	1,206,192	1,207,141
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.1349% 7/20/60 (b)(c)(k)	153,883	153,121
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.2973% 9/20/60 (b)(c)(k)	181,022	180,067
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.2973% 8/20/60 (b)(c)(k)	201,478	200,449
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.3773% 12/20/60 (b)(c)(k)	390,077	388,754
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.4973% 12/20/60 (b)(c)(k)	522,184	522,096
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.4973% 2/20/61 (b)(c)(k)	1,055,104	1,055,039
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.4873% 2/20/61 (b)(c)(k)	1,373,199	1,372,868
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.4973% 4/20/61 (b)(c)(k)	470,894	470,806
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.4973% 5/20/61 (b)(c)(k)	612,407	612,272
Class FC, 1 month U.S. LIBOR + 0.500% 2.4973% 5/20/61 (b)(c)(k)	530,781	530,678
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.5273% 6/20/61 (b)(c)(k)	641,327	641,630
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.5473% 9/20/61 (b)(c)(k)	1,540,850	1,542,369
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.5973% 10/20/61 (b)(c)(k)	729,863	731,355
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.6973% 11/20/61 (b)(c)(k)	673,670	676,537
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.6973% 1/20/62 (b)(c)(k)	423,994	425,785
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.6273% 1/20/62 (b)(c)(k)	635,157	636,877
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.6273% 3/20/62 (b)(c)(k)	397,166	397,535
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.6473% 5/20/61 (b)(c)(k)	28,316	28,385
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.5273% 7/20/60 (b)(c)(k)	14,248	14,254
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.5973% 1/20/64 (b)(c)(k)	630,191	631,326
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.5973% 12/20/63 (b)(c)(k)	1,969,591	1,973,739
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.4973% 6/20/64 (b)(c)(k)	539,615	539,510
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.2973% 3/20/65 (b)(c)(k)	21,867	21,789
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.2773% 5/20/63 (b)(c)(k)	57,322	57,218
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.1973% 4/20/63 (b)(c)(k)	86,583	86,279
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.3973% 12/20/62 (b)(c)(k)	148,518	148,393
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 1.9736% 10/20/47 (b)(c)	1,411,309	1,397,380
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 2.0736% 11/20/48 (b)(c)	4,029,235	4,005,455
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.0236% 5/20/48 (b)(c)	1,742,348	1,728,863
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.0236% 6/20/48 (b)(c)	2,017,264	2,001,072
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 2.0236% 6/20/48 (b)(c)	2,359,922	2,342,600
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.5527% 12/20/40 (b)(i)	1,185,000	1,396,894
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	129,397	10,799
Series 2016-69 Class WA, 3% 2/20/46	910,975	927,189
Series 2017-134 Class BA, 2.5% 11/20/46	252,108	254,594
Series 2017-153 Class GA, 3% 9/20/47	2,505,673	2,544,641
Series 2017-182 Class KA, 3% 10/20/47	2,341,124	2,372,182
Series 2018-13 Class Q, 3% 4/20/47	3,032,817	3,067,981
sequential payer:
Series 2002-42 Class ZA, 6% 6/20/32	14,191	15,886
Series 2004-24 Class ZM, 5% 4/20/34	323,912	354,808
Series 2010-160 Class DY, 4% 12/20/40	2,809,343	3,048,722
Series 2010-170 Class B, 4% 12/20/40	626,924	680,366
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.4973% 9/20/62 (b)(c)(k)	1,293,604	1,293,759
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.6473% 11/20/65 (b)(c)(k)	130,355	130,453
Series 2017-139 Class BA, 3% 9/20/47	8,879,360	8,977,324
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.7375% 5/16/34 (b)(h)(i)	69,668	12,789
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.4375% 8/17/34 (b)(h)(i)	59,849	13,274
Series 2010-116 Class QB, 4% 9/16/40	186,679	194,068
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.1875% 2/16/40 (b)(h)(i)	386,215	61,104
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.1349% 5/20/60 (b)(c)(k)	462,270	459,993
Series 2011-52 Class HI, 7% 4/16/41 (h)	64,234	13,924
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.3764% 7/20/41 (b)(h)(i)	241,016	43,914
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.9375% 6/16/42 (b)(h)(i)	229,891	45,993
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.3685% 4/20/39 (b)(i)	217,259	223,370
Class ST, 8.800% - 1 month U.S. LIBOR 6.5018% 8/20/39 (b)(i)	765,959	793,713
Series 2013-149 Class MA, 2.5% 5/20/40	3,260,657	3,301,700
Series 2014-2 Class BA, 3% 1/20/44	4,148,841	4,297,781
Series 2014-21 Class HA, 3% 2/20/44	1,892,837	1,963,811
Series 2014-25 Class HC, 3% 2/20/44	2,888,342	3,005,384
Series 2014-5 Class A, 3% 1/20/44	2,556,346	2,647,925
Series 2015-H13 Class HA, 2.5% 8/20/64 (k)	1,605,734	1,605,700
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)	795,817	795,810
Series 2015-H21 Class HA, 2.5% 6/20/63 (k)	14,122	14,113
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.29% 5/20/66 (b)(c)(k)	3,947,030	3,946,581
Series 2017-186 Class HK, 3% 11/16/45	2,438,798	2,464,934
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.14% 8/20/66 (b)(c)(k)	4,515,897	4,503,114
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.0524% 6/21/36 (a)(b)(c)	23,986	23,891
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.6873% 12/22/69 (a)(b)(c)	3,726,667	3,732,372
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	9,300,000	9,346,147
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.9928% 2/25/37 (b)(c)	22,621	22,555
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/26/29 (a)	5,045,000	5,029,144
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	6,701,069	6,856,922
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.998% 7/25/35 (b)(c)	12,836	12,839
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.3661% 7/15/58 (a)(b)(c)	4,236,000	4,236,169
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.5361% 7/15/58 (a)(b)(c)	3,615,000	3,615,871
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 10/25/49 (a)	4,531,000	4,575,602
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.178% 7/20/34(b)(c)	2,816	2,760
Silverstone Master Issuer PLC floater:
Series 2015-1A Class 2A2, 3 month U.S. LIBOR + 0.550% 2.5159% 1/21/70 (a)(c)	1,687,500	1,686,839
Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.5359% 1/21/70 (a)(b)(c)	12,810,000	12,792,566
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.348% 9/25/43 (b)(c)	129,396	130,225
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 4.7874% 9/25/33 (b)	19,016	18,982
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (a)	35,285	35,248

TOTAL PRIVATE SPONSOR		165,387,260

U.S. Government Agency - 0.2%
Fannie Mae floater:
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 2.008% 5/25/48 (b)(c)	1,659,789	1,643,619
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 2.008% 6/25/48 (b)(c)	7,229,983	7,162,816
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (h)	41,061	8,341
Series 343 Class 16, 5.5% 5/25/34 (h)	35,181	6,411
Series 348 Class 14, 6.5% 8/25/34 (b)(h)	30,286	7,367
Series 351:
Class 12, 5.5% 4/25/34 (b)(h)	19,935	4,057
Class 13, 6% 3/25/34 (h)	27,361	5,515
Series 359 Class 19, 6% 7/25/35 (b)(h)	16,999	3,803
Series 384 Class 6, 5% 7/25/37 (h)	181,827	36,139
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.8213% 2/15/24 (b)(c)	11,893	11,968
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	9,011	10,085
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	27,260	29,650
Series 2056 Class Z, 6% 5/15/28	51,343	55,879
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 2.0654% 5/15/48 (b)(c)	4,901,463	4,858,780
Series 4386 Class AZ, 4.5% 11/15/40	1,748,858	1,868,456
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	14,522,309	15,085,482
Series 2018-4 Class MA, 3.5% 3/25/58	5,358,184	5,569,760
Series 2019-1 Class MA, 3.5% 7/25/58	9,293,194	9,615,514
Series 2018-3 Class M55D, 4% 8/25/57	662,118	697,739
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2519% 5/20/65 (b)(k)	140,346	145,256

TOTAL U.S. GOVERNMENT AGENCY		46,826,637

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $210,553,574)		212,213,897

Commercial Mortgage Securities - 1.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8237% 2/14/43 (b)(h)	1,811	4
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	5,768,000	5,940,925
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	1,295,000	1,333,846
Class CNM, 3.8425% 11/5/32 (a)(b)	536,000	549,833
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP Class A, 3.3228% 9/10/28 (a)	67,498	67,939
Series 2018-C2 Class A5, 4.314% 12/15/51	700,000	790,860
Bayview Commercial Asset Trust floater:
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.108% 11/25/35 (a)(b)(c)	47,277	45,866
Class M1, 1 month U.S. LIBOR + 0.440% 2.148% 11/25/35 (a)(b)(c)	12,646	11,902
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.098% 1/25/36 (a)(b)(c)	115,006	111,577
Class M1, 1 month U.S. LIBOR + 0.450% 2.158% 1/25/36 (a)(b)(c)	37,127	35,892
Class M2, 1 month U.S. LIBOR + 0.470% 2.178% 1/25/36 (a)(b)(c)	14,001	13,313
Class M3, 1 month U.S. LIBOR + 0.500% 2.208% 1/25/36 (a)(b)(c)	20,376	19,353
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 2.068% 4/25/36 (a)(b)(c)	19,953	19,280
Class M1, 1 month U.S. LIBOR + 0.380% 2.088% 4/25/36 (a)(b)(c)	12,065	11,582
Class M2, 1 month U.S. LIBOR + 0.400% 2.108% 4/25/36 (a)(b)(c)	12,761	12,197
Class M6, 1 month U.S. LIBOR + 0.640% 2.348% 4/25/36 (a)(b)(c)	12,065	11,293
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 2.018% 7/25/36 (a)(b)(c)	18,572	17,946
Class M2, 1 month U.S. LIBOR + 0.330% 2.038% 7/25/36 (a)(b)(c)	13,196	12,421
Class M4, 1 month U.S. LIBOR + 0.420% 2.128% 7/25/36 (a)(b)(c)	12,463	11,791
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 1.978% 12/25/36 (a)(b)(c)	291,225	280,053
Class M1, 1 month U.S. LIBOR + 0.290% 1.998% 12/25/36 (a)(b)(c)	23,405	21,825
Class M3, 1 month U.S. LIBOR + 0.340% 2.048% 12/25/36 (a)(b)(c)	15,865	14,366
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.978% 3/25/37 (a)(b)(c)	70,172	66,302
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.978% 7/25/37 (a)(b)(c)	205,936	196,314
Class A2, 1 month U.S. LIBOR + 0.320% 2.028% 7/25/37 (a)(b)(c)	192,754	180,419
Class M1, 1 month U.S. LIBOR + 0.370% 2.078% 7/25/37 (a)(b)(c)	65,661	61,017
Class M2, 1 month U.S. LIBOR + 0.410% 2.118% 7/25/37 (a)(b)(c)	42,779	38,747
Class M3, 1 month U.S. LIBOR + 0.490% 2.198% 7/25/37 (a)(b)(c)	36,953	43,037
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.998% 7/25/37 (a)(b)(c)	72,582	68,690
Class M1, 1 month U.S. LIBOR + 0.310% 2.018% 7/25/37 (a)(b)(c)	38,501	36,520
Class M2, 1 month U.S. LIBOR + 0.340% 2.048% 7/25/37 (a)(b)(c)	41,081	38,636
Class M3, 1 month U.S. LIBOR + 0.370% 2.078% 7/25/37 (a)(b)(c)	66,318	61,239
Class M4, 1 month U.S. LIBOR + 0.500% 2.208% 7/25/37 (a)(b)(c)	104,267	97,799
Class M5, 1 month U.S. LIBOR + 0.600% 2.308% 7/25/37 (a)(b)(c)	41,741	51,083
Benchmark Mortgage Trust:
Series 2018-B8 Class A5, 4.2317% 1/15/52	6,545,000	7,408,087
Series 2019-B12 Class XA, 1.2066% 8/15/52 (b)(h)	75,898,713	5,693,944
Series 2019-B14 Class XA, 0.7959% 12/15/61 (b)(h)	51,000,000	2,906,500
BX Commercial Mortgage Trust floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 2.626% 11/25/28 (a)(b)(c)	2,254,000	2,254,000
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 2.853% 9/15/37 (a)(b)(c)	3,912,654	3,909,019
Class B, 1 month U.S. LIBOR + 1.320% 3.0904% 9/15/37 (a)(b)(c)	4,536,936	4,528,561
Class D, 1 month U.S. LIBOR + 2.620% 4.3904% 9/15/37 (a)(b)(c)	2,186,803	2,187,259
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 3.5654% 11/15/35 (a)(b)(c)	2,581,755	2,588,220
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.0654% 4/15/34 (a)(b)(c)	4,437,000	4,436,993
Class C, 1 month U.S. LIBOR + 1.600% 3.3654% 4/15/34 (a)(b)(c)	2,933,000	2,932,994
Class D, 1 month U.S. LIBOR + 1.900% 3.6654% 4/15/34 (a)(b)(c)	3,079,000	3,088,632
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 2.8454% 10/15/36 (a)(b)(c)	4,481,000	4,483,795
Class C, 1 month U.S. LIBOR + 1.250% 3.0154% 10/15/36 (a)(b)(c)	5,633,000	5,634,758
Class D, 1 month U.S. LIBOR + 1.450% 3.2154% 10/15/36 (a)(b)(c)	7,979,000	7,984,003
Class E, 1 month U.S. LIBOR + 1.800% 3.5654% 10/15/36 (a)(b)(c)	11,211,000	11,221,537
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.7654% 4/15/34 (a)(b)(c)	9,272,000	9,279,760
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.6854% 10/15/36 (a)(b)(c)	28,900,000	28,927,111
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 2.8% 11/15/36 (a)(b)(c)	4,222,000	4,221,997
Class B, 1 month U.S. LIBOR + 1.250% 3.1% 11/15/36 (a)(b)(c)	1,600,000	1,599,999
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 2.8854% 6/15/34 (a)(b)(c)	14,535,000	14,560,164
Class B, 1 month U.S. LIBOR + 1.500% 3.2654% 6/15/34 (a)(b)(c)	2,179,000	2,180,352
Class C, 1 month U.S. LIBOR + 1.750% 3.5154% 6/15/34 (a)(b)(c)	2,462,000	2,463,529
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2017-P7 Class AAB, 3.509% 4/14/50	740,000	776,228
Series 2018-B2 Class AAB, 3.962% 3/10/51	400,000	433,086
Series 2015-GC33 Class XA, 1.0492% 9/10/58 (b)(h)	1,631,046	67,804
Series 2016-P6 Class XA, 0.9411% 12/10/49 (b)(h)	1,651,697	57,223
Series 2018-C6 Class A4, 4.412% 11/10/51	1,302,000	1,485,066
COMM Mortgage Trust:
Series 2014-CR20 Class XA, 1.179% 11/10/47 (b)(h)	394,669	16,775
Series 2014-LC17 Class XA, 0.9253% 10/10/47 (b)(h)	1,388,688	40,626
Series 2014-UBS6 Class XA, 1.0469% 12/10/47 (b)(h)	997,450	35,572
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 2.6454% 12/15/31 (a)(b)(c)	1,667,000	1,668,297
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 2.7454% 5/15/36 (a)(b)(c)	9,500,000	9,513,329
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	4,627,000	4,890,966
Class B, 4.5349% 4/15/36 (a)	1,471,000	1,556,389
Class C, 4.9414% 4/15/36 (a)(b)	955,000	1,006,452
Class D, 4.9414% 4/15/36 (a)(b)	1,909,000	1,980,706
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	7,500,000	7,984,998
Series 2019-C18 Class A4, 2.968% 12/15/52	3,200,000	3,276,915
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	3,395,000	3,859,950
Freddie Mac:
sequential payer:
Series 2019-K101 Class A2, 2.524% 10/25/29	8,800,000	9,000,012
Series K069 Class A2, 3.187% 9/25/27	3,630,000	3,873,047
Series K073 Class A2, 3.35% 1/25/28	6,811,000	7,364,774
Series K734 Class A2, 3.208% 2/25/26	2,438,000	2,574,493
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	11,900,000	13,279,317
GS Mortgage Securities Trust:
floater Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.2154% 9/15/31 (a)(b)(c)	14,456,000	14,406,419
sequential payer Series 2015-GC32 Class A4, 3.764% 7/10/48	9,500,000	10,204,166
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 2.7654% 9/15/29 (a)(b)(c)	6,400,000	6,399,989
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2017-C7 Class ASB, 3.2419% 10/15/50	7,000,000	7,287,090
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB19 Class B, 6.0058% 2/12/49 (b)(l)	29,022	1,451
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	84,000	89,573
Class CFX, 4.9498% 7/5/33 (a)	767,000	820,661
Class DFX, 5.3503% 7/5/33 (a)	1,180,000	1,265,417
Class EFX, 5.5422% 7/5/33 (a)	1,614,000	1,713,317
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.2496% 10/15/48 (b)(h)	1,001,643	48,065
Morgan Stanley Bank of America Merrill Lynch Trust sequential payer Series 2017-C34 Class ASB, 3.354% 11/15/52	4,000,000	4,182,630
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 2.6154% 8/15/33 (a)(b)(c)	213,000	212,201
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 2.7154% 3/15/34 (a)(b)(c)	8,620,000	8,619,966
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	12,347,000	12,726,732
Series 2011-C3 Class AJ, 5.4193% 7/15/49 (a)(b)	5,300,000	5,515,447
Series 2018-H4 Class A4, 4.31% 12/15/51	11,629,000	13,187,216
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)	1,783,000	1,819,211
Class C, 3.1771% 11/10/36 (a)	1,712,000	1,723,351
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	391,209	392,912
Class B, 4.181% 11/15/34 (a)	1,351,500	1,369,477
Class C, 5.205% 11/15/34 (a)	948,600	969,843
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 2.9154% 3/15/36 (a)(b)(c)	3,943,935	3,946,383
Class B, 1 month U.S. LIBOR + 1.550% 3.3154% 3/15/36 (a)(b)(c)	2,800,000	2,805,244
Class C, 1 month U.S. LIBOR + 2.100% 3.8654% 3/15/36 (a)(b)(c)	8,787,000	8,819,914
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.2121% 12/15/50 (b)(h)	1,248,229	80,088
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.5533% 4/10/46 (a)(b)(c)	113,853	115,115
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	3,550,000	3,690,772
Series 2017-C42 Class XA, 1.0374% 12/15/50 (b)(h)	1,460,775	87,406
Series 2018-C48 Class A5, 4.302% 1/15/52	7,791,000	8,804,864
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.4825% 6/15/46 (a)(b)(c)	120,657	120,745
Series 2014-C25 Class A5, 3.631% 11/15/47	5,490,000	5,820,091
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $340,323,028)		346,752,862

Municipal Securities - 0.2%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	4,114,909	4,302,055
5.1% 6/1/33	22,095,000	23,780,407
Series 2010-1, 6.63% 2/1/35	2,035,000	2,379,037
Series 2010-3:
6.725% 4/1/35	2,710,000	3,162,164
7.35% 7/1/35	1,385,000	1,673,357
Series 2010-5, 6.2% 7/1/21	590,000	612,863
Series 2013, 3.6% 12/1/19	1,905,000	1,905,000
TOTAL MUNICIPAL SECURITIES
(Cost $34,285,146)		37,814,883

Bank Notes - 0.1%
Capital One NA 2.95% 7/23/21	3,754,000	3,803,090
Discover Bank:
(Delaware) 3.2% 8/9/21	4,613,000	4,689,027
3.1% 6/4/20	4,072,000	4,089,316
4.682% 8/9/28 (b)	2,954,000	3,098,805
KeyBank NA 6.95% 2/1/28	619,000	778,694
PNC Bank NA 2.45% 11/5/20	4,575,000	4,596,826
RBS Citizens NA 2.55% 5/13/21	1,236,000	1,244,510
Regions Bank 6.45% 6/26/37	4,251,000	5,564,827
Synchrony Bank 3.65% 5/24/21	4,817,000	4,904,190
TOTAL BANK NOTES
(Cost $31,451,547)		32,769,285
	Shares	Value

Fixed-Income Funds - 57.0%
Bank Loan Funds - 1.7%
Fidelity Floating Rate High Income Fund (m)	40,061,317	$376,175,769
High Yield Fixed-Income Funds - 1.2%
Fidelity New Markets Income Fund (m)	17,348,936	256,417,276
Inflation-Protected Bond Funds - 2.4%
Fidelity Inflation-Protected Bond Index Fund (m)	49,594,285	505,861,710
Intermediate Government Funds - 10.5%
Fidelity SAI U.S. Treasury Bond Index Fund (m)	221,466,549	2,254,529,469
Intermediate-Term Bond Funds - 38.8%
Fidelity Global Credit Fund (m)	1,622,425	15,883,539
Fidelity SAI Total Bond Fund (m)	731,588,670	7,703,628,661
Fidelity U.S. Bond Index Fund (m)	54,972,541	657,471,587

TOTAL INTERMEDIATE-TERM BOND FUNDS		8,376,983,787

Long Government Bond Funds - 2.4%
Fidelity SAI Long-Term Treasury Bond Index Fund (m)	45,571,029	518,598,313
TOTAL FIXED-INCOME FUNDS
(Cost $11,861,543,162)		12,288,566,324
	Principal Amount	Value

Preferred Securities - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MPLX LP 6.875% (b)(n)	734,000	750,645
FINANCIALS - 0.1%
Banks - 0.1%
Bank of America Corp. 6.25% (b)(n)	4,113,000	4,646,695
Bank of Nova Scotia 4.65% (b)(n)	13,095,000	13,210,930
Barclays Bank PLC 7.625% 11/21/22	4,883,000	5,486,513
Barclays PLC 7.875% (Reg. S) (b)(n)	695,000	756,097
Royal Bank of Scotland Group PLC 7.5% (b)(n)	476,000	493,915
Wells Fargo & Co. 5.9% (b)(n)	1,671,000	1,850,203
		26,444,353
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (b)	1,785,000	1,911,392
TOTAL PREFERRED SECURITIES
(Cost $27,760,995)		29,106,390
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund 1.61% (o)	208,792,509	208,834,267
Fidelity Investments Money Market Government Portfolio Institutional Class 1.57% (m)(p)	114,612,981	114,612,981
TOTAL MONEY MARKET FUNDS
(Cost $323,447,209)		323,447,248

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.476% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	15,000,000	$545,408
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.78% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	4,600,000	135,447
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	39,200,000	1,152,402
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	33,500,000	957,253
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.215% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/10/24	39,000,000	764,636
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.61% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	20,000,000	171,571
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.525% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	10,000,000	93,010
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	5,700,000	44,938
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.755% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/15/22	17,000,000	104,766
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	37,600,000	1,006,464
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.2% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	116,000,000	2,319,066
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.5675% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	6,000,000	52,463
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	7,000,000	55,648
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.767% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/1/22	25,600,000	151,352
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	14,200,000	483,294
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.741% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	30,000,000	897,981
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	12,300,000	219,197

TOTAL PUT OPTIONS			9,154,896

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.476% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	15,000,000	316,077
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.78% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	4,600,000	125,837
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	39,200,000	1,075,385
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	33,500,000	945,892
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.215% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/10/24	39,000,000	1,481,637
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.61% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	20,000,000	1,322,435
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.525% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	10,000,000	618,178
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	5,700,000	389,223
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.755% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/15/22	17,000,000	1,262,842
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	37,600,000	1,134,398
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.2% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	116,000,000	4,362,189
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.5675% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	6,000,000	383,960
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	7,000,000	475,755
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.767% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/1/22	25,600,000	1,920,058
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	14,200,000	325,060
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.741% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	30,000,000	790,781
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	12,300,000	503,969

TOTAL CALL OPTIONS			17,433,676

TOTAL PURCHASED SWAPTIONS
(Cost $24,012,278)			26,588,572
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $21,529,497,713)			22,350,592,699
NET OTHER ASSETS (LIABILITIES) - (3.6)%			(775,367,248)
NET ASSETS - 100%			$21,575,225,451

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 12/1/49	$(8,200,000)	$(8,427,422)
3% 12/1/49	(1,400,000)	(1,438,828)
3% 12/1/49	(18,300,000)	(18,807,540)
3% 12/1/49	(24,000,000)	(24,665,626)
3% 12/1/49	(22,300,000)	(22,918,477)
3% 12/1/49	(21,400,000)	(21,993,516)
3% 12/1/49	(21,400,000)	(21,993,516)
3% 12/1/49	(12,300,000)	(12,641,133)
3% 12/1/49	(12,300,000)	(12,641,133)
3% 12/1/49	(11,500,000)	(11,818,945)

TOTAL GINNIE MAE		(157,346,136)

Uniform Mortgage Backed Securities
2.5% 12/1/34	(6,100,000)	(6,153,851)
3% 12/1/49	(12,300,000)	(12,473,929)
3% 12/1/49	(15,700,000)	(15,922,007)
3% 12/1/49	(7,200,000)	(7,301,812)
3% 12/1/49	(8,900,000)	(9,025,851)
3% 12/1/49	(21,400,000)	(21,702,609)
3.5% 12/1/49	(13,100,000)	(13,447,969)
3.5% 12/1/49	(6,700,000)	(6,877,969)
3.5% 12/1/49	(7,100,000)	(7,288,594)
3.5% 12/1/49	(11,500,000)	(11,805,469)
3.5% 12/1/49	(3,100,000)	(3,182,344)
3.5% 12/1/49	(16,200,000)	(16,630,313)
4% 12/1/49	(3,400,000)	(3,527,500)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(135,340,217)

TOTAL TBA SALE COMMITMENTS
(Proceeds $292,187,695)		$(292,686,353)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Options
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	18,000,000	$(669,758)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	31,000,000	(759,105)
TOTAL PUT OPTIONS			(1,428,863)
Call Options
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	18,000,000	(371,737)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	31,000,000	(979,565)
TOTAL CALL OPTIONS			(1,351,302)
TOTAL WRITTEN SWAPTIONS			$(2,780,165)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	8	March 2020	$1,034,875	$236	$236
CBOT 5-Year U.S. Treasury Note Contracts (United States)	154	March 2020	18,321,188	(15,026)	(15,026)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	1	March 2020	187,719	779	779
TOTAL PURCHASED					(14,011)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	92	March 2020	11,901,063	45,108	45,108
CBOT 2-Year U.S. Treasury Note Contracts (United States)	559	March 2020	120,512,539	30,760	30,760
CBOT 5-Year U.S. Treasury Note Contracts (United States)	247	March 2020	29,385,281	59,324	59,324
CBOT Long Term U.S. Treasury Bond Contracts (United States)	87	March 2020	13,830,281	(37,410)	(37,410)
TOTAL SOLD					97,782
TOTAL FUTURES CONTRACTS					$83,771

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.8%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$3,800,000	$(18,998)	$7,469	$(11,529)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	5,700,000	(28,496)	11,723	(16,773)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	5,980,000	(29,896)	28,965	(931)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	650,000	(3,250)	(4,593)	(7,843)
CMBX N.A. AAA Index Series 11	Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	6,400,000	(31,995)	30,018	(1,977)
CMBX N.A. AAA Index Series 11	Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	1,340,000	(6,699)	(8,995)	(15,694)

TOTAL CREDIT DEFAULT SWAPS						$(119,334)	$64,587	$(54,747)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.5%	Quarterly	3-month LIBOR(3)	At Maturity	LCH	Dec. 2021	$129,310,000	$(91,152)	$0	$(91,152)
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2024	6,555,000	(3,697)	0	(3,697)
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2024	4,110,000	64,317	0	64,317
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2026	7,210,000	(88,352)	0	(88,352)
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2029	80,561,000	519,602	0	519,602

TOTAL INTEREST RATE SWAPS							$400,718	$0	$400,718

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,081,726,594 or 5.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,050,349.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,660,719.

 (g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $23,562.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Level 3 security

 (m) Affiliated Fund

 (n) Security is perpetual in nature with no stated maturity date.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (p) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,153,238
Fidelity Specialized High Income Central Fund	898,845
Total	$5,052,083

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds(a)	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$233,291,657	$--	$238,156,796	$9,525,452	$(4,660,313)	$--	0.0%
Total	$233,291,657	$--	$238,156,796	$9,525,452	$(4,660,313)	$--

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Floating Rate High Income Fund	$346,073,841	$33,800,234	$--	$8,800,234	$--	$(3,698,306)	$376,175,769
Fidelity Global Credit Fund	--	15,175,343	--	175,343	--	708,196	15,883,539
Fidelity Inflation-Protected Bond Index Fund	81,897,580	422,356,054	--	682,798	--	1,608,076	505,861,710
Fidelity Investments Money Market Government Portfolio Institutional Class 1.57%	122,960,870	1,975,932,892	1,984,280,781	975,870	--	--	114,612,981
Fidelity New Markets Income Fund	153,694,426	104,094,302	--	4,094,303	--	(1,371,452)	256,417,276
Fidelity SAI Long-Term Treasury Bond Index Fund	--	526,818,710	--	1,818,710	--	(8,220,397)	518,598,313
Fidelity SAI Total Bond Fund	6,623,960,852	1,033,004,154	--	114,887,517	--	46,663,655	7,703,628,661
Fidelity SAI U.S. Treasury Bond Index Fund	1,746,084,906	471,211,695	--	21,408,700	--	37,232,868	2,254,529,469
Fidelity U.S. Bond Index Fund	354,222,366	299,950,763	6,243,384	6,257,135	101,705	9,440,137	657,471,587
Total	$9,428,894,841	$4,882,344,147	$1,990,524,165	$159,100,610	$101,705	$82,362,777	$12,403,179,305

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,756,500,569	$--	$2,756,500,569	$--
U.S. Government and Government Agency Obligations	2,703,783,769	--	2,703,783,769	--
U.S. Government Agency - Mortgage Securities	3,256,638,166	--	3,256,638,166	--
Asset-Backed Securities	336,410,734	--	336,410,734	--
Collateralized Mortgage Obligations	212,213,897	--	212,213,897	--
Commercial Mortgage Securities	346,752,862	--	346,751,411	1,451
Municipal Securities	37,814,883	--	37,814,883	--
Bank Notes	32,769,285	--	32,769,285	--
Fixed-Income Funds	12,288,566,324	12,288,566,324	--	--
Preferred Securities	29,106,390	--	29,106,390	--
Money Market Funds	323,447,248	323,447,248	--	--
Purchased Swaptions	26,588,572	--	26,588,572	--
Total Investments in Securities:	$22,350,592,699	$12,612,013,572	$9,738,577,676	$1,451
Derivative Instruments:
Assets
Futures Contracts	$136,207	$136,207	$--	$--
Swaps	583,919	--	583,919	--
Total Assets	$720,126	$136,207	$583,919	$--
Liabilities
Futures Contracts	$(52,436)	$(52,436)	$--	$--
Swaps	(302,535)	--	(302,535)	--
Written Swaptions	(2,780,165)	--	(2,780,165)	--
Total Liabilities	$(3,135,136)	$(52,436)	$(3,082,700)	$--
Total Derivative Instruments:	$(2,415,010)	$83,771	$(2,498,781)	$--
Other Financial Instruments:
TBA Sale Commitments	$(292,683,353)	$--	$(292,683,353)	$--
Total Other Financial Instruments:	$(292,683,353)	$--	$(292,683,353)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(119,334)
Total Credit Risk	0	(119,334)
Interest Rate Risk
Futures Contracts(b)	136,207	(52,436)
Purchased Swaptions(c)	26,588,572	0
Swaps(d)	583,919	(183,201)
Written Swaptions(e)	0	(2,780,165)
Total Interest Rate Risk	27,308,698	(3,015,802)
Total Value of Derivatives	$27,308,698	$(3,135,136)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,344,507,342)	$9,738,579,127
Fidelity Central Funds (cost $208,834,228)	208,834,267
Other affiliated issuers (cost $11,976,156,143)	12,403,179,305
Total Investment in Securities (cost $21,529,497,713)		$22,350,592,699
Cash		29,206
Receivable for investments sold		66,880,531
Receivable for premium on written options		2,778,400
Receivable for TBA sale commitments		292,187,695
Receivable for fund shares sold		37,813,787
Interest receivable		59,930,505
Distributions receivable from Fidelity Central Funds		319,149
Receivable for daily variation margin on futures contracts		7,437
Receivable for daily variation margin on centrally cleared OTC swaps		90,773
Prepaid expenses		16,726
Other receivables		1,934
Total assets		22,810,648,842
Liabilities
Payable for investments purchased
Regular delivery	$127,012,547
Delayed delivery	805,039,593
TBA sale commitments, at value	292,686,353
Payable for fund shares redeemed	6,139,676
Distributions payable	72,920
Bi-lateral OTC swaps, at value	119,334
Accrued management fee	946,605
Written options, at value (premium receivable $2,778,400)	2,780,165
Other payables and accrued expenses	626,198
Total liabilities		1,235,423,391
Net Assets		$21,575,225,451
Net Assets consist of:
Paid in capital		$20,559,469,033
Total accumulated earnings (loss)		1,015,756,418
Net Assets		$21,575,225,451
Net Asset Value, offering price and redemption price per share ($21,575,225,451 ÷ 2,025,926,950 shares)		$10.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2019 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$679,762
Affiliated issuers		159,100,610
Interest		233,445,384
Income from Fidelity Central Funds		5,052,083
Total income		398,277,839
Expenses
Management fee	$29,503,310
Accounting fees and expenses	139,639
Custodian fees and expenses	133,808
Independent trustees' fees and expenses	104,375
Registration fees	1,044,025
Audit	37,496
Legal	27,349
Miscellaneous	69,020
Total expenses before reductions	31,059,022
Expense reductions	(24,195,846)
Total expenses after reductions		6,863,176
Net investment income (loss)		391,414,663
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,126,669
Fidelity Central Funds	9,525,452
Other affiliated issuers	101,705
Futures contracts	(3,156,568)
Swaps	(949,045)
Written options	(190,482)
Total net realized gain (loss)		51,457,731
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	144,134,437
Fidelity Central Funds	(4,660,313)
Other affiliated issuers	82,362,777
Futures contracts	762,220
Swaps	572,980
Written options	10,695
Delayed delivery commitments	3,612,552
Total change in net unrealized appreciation (depreciation)		226,795,348
Net gain (loss)		278,253,079
Net increase (decrease) in net assets resulting from operations		$669,667,742

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2019 (Unaudited)	For the period October 16, 2018 (commencement of operations) to May 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$391,414,663	$276,260,785
Net realized gain (loss)	51,457,731	89,710,064
Change in net unrealized appreciation (depreciation)	226,795,348	594,228,957
Net increase (decrease) in net assets resulting from operations	669,667,742	960,199,806
Distributions to shareholders	(355,053,936)	(256,473,495)
Share transactions
Proceeds from sales of shares	5,596,202,018	17,598,568,820
Reinvestment of distributions	294,584,881	246,045,283
Cost of shares redeemed	(1,583,431,964)	(1,595,083,704)
Net increase (decrease) in net assets resulting from share transactions	4,307,354,935	16,249,530,399
Total increase (decrease) in net assets	4,621,968,741	16,953,256,710
Net Assets
Beginning of period	16,953,256,710	–
End of period	$21,575,225,451	$16,953,256,710
Other Information
Shares
Sold	527,508,284	1,753,157,417
Issued in reinvestment of distributions	27,794,676	24,075,678
Redeemed	(149,121,456)	(157,487,649)
Net increase (decrease)	406,181,504	1,619,745,446

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Fidelity Core Income Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.214	.209
Net realized and unrealized gain (loss)	.165	.445
Total from investment operations	.379	.654
Distributions from net investment income	(.146)	(.182)
Distributions from net realized gain	(.053)	(.002)
Total distributions	(.199)	(.184)
Net asset value, end of period	$10.65	$10.47
Total ReturnC,D	3.64%	6.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.32%G	.37%G
Expenses net of fee waivers, if any	.07%G	.12%G
Expenses net of all reductions	.07%G	.12%G
Net investment income (loss)	4.05%G	3.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$21,575,225	$16,953,257
Portfolio turnover rateH	169%G	124%G,I

 A For the period October 16, 2018 (commencement of operations) to May 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expense of any non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amounts do not include the activity of Underlying Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2019

1. Organization.

Strategic Advisers Fidelity Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,934 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, swaps, futures and options transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$864,497,659
Gross unrealized depreciation	(34,014,171)
Net unrealized appreciation (depreciation)	$830,483,488
Tax cost	$21,520,038,530

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(100,665)	$(48,899)
Total Credit Risk	(100,665)	(48,899)
Interest Rate Risk
Futures Contracts	(3,156,568)	762,220
Purchased Options	847,954	1,723,219
Swaps	(848,380)	621,879
Written Options	(190,482)	10,695
Total Interest Rate Risk	(3,347,476)	3,118,013
Total	(3,448,141)	3,069,114

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares and in-kind transactions), other than short-term securities and U.S. government securities, aggregated $8,099,123,951 and $4,301,269,577, respectively.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments, including accrued interest, and cash valued at $11,732,065,150 in exchange for 1,175,557,630 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. Effective July 1, 2019 accounting fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. For the period, the fees were equivalent to an annualized rate of less than .005%.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund completed an exchange in-kind with Fidelity SAI Total Bond Fund. The Fund delivered investments, including accrued interest, and cash valued at $5,539,897,218 in exchange for 553,989,722 shares of Fidelity SAI Total Bond Fund. The Fund generally did not recognize gain or loss for federal income tax purposes.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Fund. This involved a taxable redemption of the Fund's interest in Fidelity Mortgage Backed Securities Central Fund. The Fund redeemed 13,696,583 shares of Fidelity Mortgage Backed Securities Central Fund in exchange for investments and cash with a value of $1,470,054,216. The Fund realized gains of $44,157,751 on the Fund's redemptions of Fidelity Mortgage Backed Securities Central Fund shares. The Fund recognized net gains on the exchanges for federal income tax purposes.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Fund. This involved a taxable redemption of the Fund's interest in Fidelity Specialized High Income Central Fund. The Fund redeemed 2,350,309 shares of Fidelity Mortgage Backed Securities Central Fund in exchange for investments, including accrued interest, and cash with a value of $238,156,796. The net realized gains of $9,525,452 on the Fund's redemptions of Fidelity Specialized High Income Central Fund shares is included in "Net realized gain (loss) on Investment securities: Fidelity Central Funds" in the accompanying Statement of Operations. The Fund recognized net gains on the exchanges for federal income tax purposes.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Specialized High Income Central Fund	FMR Co., Inc (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Ranged from less than .005% to .01%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21,635 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2022. During the period, this waiver reduced the Fund's management fee by $24,190,960.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,886.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Global Credit Fund	22%
Fidelity SAI Long-Term Treasury Bond Index Fund	82%
Fidelity SAI U.S. Treasury Bond Index Fund	30%
Fidelity SAI Total Bond Fund	54%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period-B June 1, 2019 to November 30, 2019
Actual	.07%	$1,000.00	$1,036.40	$.36
Hypothetical-C		$1,000.00	$1,024.65	$.35

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Fidelity Core Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers) and the sub-advisory agreement with FIAM LLC (the Sub-Adviser) (the Sub-Advisory Agreement), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (together, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreement, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Adviser are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2019 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreement, the Board also concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by the Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreement subject to oversight by Strategic Advisers, the Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that the Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and itsaffiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2022 (effectively waiving its portion of the management fee) and considered that the fund's contractual maximum aggregate annual management fee rate may not exceed 0.60%. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Strategic Advisers Fidelity Core Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for the 12-month period ended December 31, 2018.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2018.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and the Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Adviser as a result of its relationship with the fund. The Board considered profitability information provided by the Sub-Adviser in light of the nature of the relationship between Strategic Advisers and the Sub-Adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2022.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest.In addition, with respect to the Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

COI-SANN-0120
1.9887940.101

Strategic Advisers® Fidelity® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

Semi-Annual Report

November 30, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contract

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2019

(excluding cash equivalents)

% of fund's net assets
Fidelity SAI Emerging Markets Index Fund	22.7
Fidelity Emerging Markets Fund	11.9
Fidelity SAI Emerging Markets Low Volatility Index Fund	4.8
Schwab Fundamental Emerging Markets Large Co. Index ETF	3.1
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0
Samsung Electronics Co. Ltd.	2.4
Tencent Holdings Ltd.	2.1
Alibaba Group Holdings Ltd. sponsored ADR	2.0
Invesco FTSE RAFI Emerging Markets ETF	1.5
Sberbank of Russia	1.1
54.6

Asset Allocation (% of fund's net assets)

As of November 30, 2019
Common Stocks	44.3%
Preferred Stocks	1.1%
Diversifed Emerging Markets Funds	39.4%
Investment Companies	4.6%
Short-Term Investments and Net Other Assets (Liabilities)	10.6%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 44.3%
	Shares	Value
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.4%
China Tower Corp. Ltd. (H Shares) (a)	10,752,000	$2,197,593
China Unicom Ltd.	2,552,000	2,186,222
HKBN Ltd.	208,500	367,023
PT Telekomunikasi Indonesia Tbk Series B	10,400,900	2,889,372
Tata Communications Ltd.	364,800	2,263,317
Telkom SA Ltd.	80,315	257,054
		10,160,581
Entertainment - 0.2%
Bilibili, Inc. ADR (b)(c)	16,721	288,939
HUYA, Inc. ADR (b)(c)	77,500	1,635,250
NetEase, Inc. ADR	12,424	3,917,536
		5,841,725
Interactive Media & Services - 2.6%
Baidu.com, Inc. sponsored ADR (b)	64,600	7,657,038
Mail.Ru Group Ltd. GDR (Reg. S) (b)	49,524	1,000,385
Momo, Inc. ADR	30,500	1,141,615
Tencent Holdings Ltd.	1,298,600	54,794,628
Yandex NV Series A (b)	88,640	3,720,221
		68,313,887
Media - 0.1%
ITE Group PLC	1,357,400	1,450,064
Pico Far East Holdings Ltd.	1,772,000	545,530
		1,995,594
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV Series L sponsored ADR	140,110	2,142,282
Bharti Airtel Ltd.	207,905	1,282,075
China Mobile Ltd.	194,000	1,462,671
MTN Group Ltd.	172,724	1,089,008
Safaricom Ltd.	10,160,100	2,896,520
Taiwan Mobile Co. Ltd.	49,000	183,788
		9,056,344

TOTAL COMMUNICATION SERVICES		95,368,131

CONSUMER DISCRETIONARY - 6.9%
Automobiles - 0.2%
Dongfeng Motor Group Co. Ltd. (H Shares)	252,000	242,079
Great Wall Motor Co. Ltd. (H Shares) (c)	1,537,500	1,188,252
Guangzhou Automobile Group Co. Ltd. (H Shares)	286,000	305,429
Hyundai Motor Co.	9,961	1,020,301
Suzuki Motor Corp.	66,500	2,951,234
		5,707,295
Diversified Consumer Services - 0.5%
Estacio Participacoes SA	508,700	4,956,392
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	58,866	7,127,495
TAL Education Group ADR (b)	13,070	578,478
		12,662,365
Hotels, Restaurants & Leisure - 0.1%
City Lodge Hotels Ltd.	248,500	1,373,912
Galaxy Entertainment Group Ltd.	14,000	91,566
Huazhu Group Ltd. ADR	8,498	290,717
Sands China Ltd.	43,600	206,075
Yum China Holdings, Inc.	37,425	1,666,161
		3,628,431
Household Durables - 0.8%
Haier Smart Home Co. Ltd. (A Shares)	4,332,666	10,510,602
Midea Group Co. Ltd. (A Shares)	1,339,900	10,345,835
		20,856,437
Internet & Direct Marketing Retail - 3.9%
Alibaba Group Holding Ltd. sponsored ADR (b)	266,071	53,214,200
Ctrip.com International Ltd. ADR (b)	73,466	2,442,010
JD.com, Inc. sponsored ADR (b)	232,471	7,590,178
MakeMyTrip Ltd. (b)	52,453	1,365,352
Meituan Dianping Class B (b)	725,500	9,564,344
MercadoLibre, Inc. (b)	8,182	4,750,306
Naspers Ltd. Class N	147,018	20,947,458
Pinduoduo, Inc. ADR (b)	51,100	1,837,045
		101,710,893
Leisure Products - 0.0%
Goodbaby International Holdings Ltd. (b)	794,000	152,142
Multiline Retail - 0.1%
Poya International Co. Ltd.	165,000	2,334,982
Specialty Retail - 0.3%
Chow Tai Fook Jewellery Group Ltd.	251,800	236,418
Steinhoff Africa Retail Ltd. (a)	887,348	1,070,838
Zhongsheng Group Holdings Ltd. Class H	1,992,500	7,063,166
		8,370,422
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	11,722	3,651,801
Anta Sports Products Ltd.	899,000	8,452,313
Best Pacific International Holdings Ltd.	2,501,000	642,167
Li Ning Co. Ltd.	2,480,000	7,951,764
Regina Miracle International Holdings Ltd. (a)	227,000	146,439
Samsonite International SA	252,055	560,251
Shenzhou International Group Holdings Ltd.	250,100	3,297,095
Stella International Holdings Ltd.	81,500	134,303
		24,836,133

TOTAL CONSUMER DISCRETIONARY		180,259,100

CONSUMER STAPLES - 3.5%
Beverages - 1.2%
China Resources Beer Holdings Co. Ltd.	1,564,000	8,191,411
Compania Cervecerias Unidas SA	27,634	252,218
Distell Group Holdings Ltd.	223,000	1,994,907
Fomento Economico Mexicano S.A.B. de CV unit	160,700	1,460,402
Kweichow Moutai Co. Ltd. (A Shares)	89,362	14,346,309
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	584,000	2,201,486
Thai Beverage PCL	6,476,500	4,214,745
		32,661,478
Food & Staples Retailing - 0.4%
C.P. ALL PCL (For. Reg.)	1,843,000	4,634,944
Dairy Farm International Holdings Ltd.	299,000	1,749,150
President Chain Store Corp.	30,000	300,226
Sun Art Retail Group Ltd.	400,000	452,722
Wal-Mart de Mexico SA de CV Series V	725,500	1,996,446
X5 Retail Group NV GDR (Reg. S)	62,989	2,091,235
		11,224,723
Food Products - 1.3%
Angel Yeast Co. Ltd. (A Shares)	45,700	196,708
China Mengniu Dairy Co. Ltd.	3,046,000	11,653,726
Delfi Ltd.	2,503,000	1,866,818
Gruma S.A.B. de CV Series B	187,225	1,887,603
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	1,578,567	6,529,803
Tata Global Beverages Ltd.	734,100	3,306,310
Unified-President Enterprises Corp.	2,018,036	4,792,728
Vietnam Dairy Products Corp.	493,400	2,586,199
		32,819,895
Household Products - 0.3%
C&S Paper Co. Ltd. (A Shares)	2,398,900	4,400,431
Vinda International Holdings Ltd.	1,520,000	2,656,243
		7,056,674
Personal Products - 0.3%
AMOREPACIFIC Group, Inc.	61,630	4,236,313
AMOREPACIFIC Group, Inc. rights 12/6/19 (b)(d)	4,231	10,432
Godrej Consumer Products Ltd.	142,559	1,440,512
Natura Cosmeticos SA	315,100	2,459,800
		8,147,057

TOTAL CONSUMER STAPLES		91,909,827

ENERGY - 2.9%
Energy Equipment & Services - 0.2%
China Oilfield Services Ltd. (H Shares)	1,166,000	1,569,919
SPT Energy Group, Inc. (b)	166,000	12,511
Yantai Jereh Oilfield Services (A Shares)	624,600	2,816,382
		4,398,812
Oil, Gas & Consumable Fuels - 2.7%
China Petroleum & Chemical Corp. (H Shares)	9,588,000	5,376,994
China Shenhua Energy Co. Ltd. (H Shares)	300,500	581,945
CNOOC Ltd.	4,183,000	6,072,170
CNOOC Ltd. sponsored ADR	26,882	3,903,804
Gazprom OAO	334,979	1,339,014
Gazprom OAO sponsored ADR (Reg. S)	155,447	1,234,871
Lukoil PJSC	84,795	8,092,825
Lukoil PJSC	8,730	833,190
Lukoil PJSC sponsored ADR	96,213	9,174,872
NOVATEK OAO GDR (Reg. S)	34,020	6,735,960
Oil Search Ltd. ADR	755,179	3,800,375
PetroChina Co. Ltd. (H Shares)	1,252,000	575,161
Petroleo Brasileiro SA - Petrobras (ON)	501,400	3,699,775
Pilipinas Shell Petroleum Corp.	3,506,100	2,282,240
Reliance Industries Ltd.	502,749	10,868,989
S-Oil Corp.	26,796	2,023,367
Ultrapar Participacoes SA	656,300	3,322,037
		69,917,589

TOTAL ENERGY		74,316,401

FINANCIALS - 11.0%
Banks - 7.1%
Absa Group Ltd.	203,852	2,049,025
Axis Bank Ltd.	300,105	3,091,229
Banco de Chile	24,077,767	2,447,170
Banco de Chile sponsored ADR	12,629	258,137
Banco del Bajio SA (a)	569,609	898,977
Banco Santander Chile	4,891,400	261,686
Banco Santander Chile sponsored ADR	12,262	264,859
Bancolombia SA sponsored ADR	30,990	1,495,887
Bank of China Ltd. (H Shares)	4,780,000	1,917,325
Bank Polska Kasa Opieki SA	117,338	3,140,761
Capitec Bank Holdings Ltd.	52,458	5,074,718
China Construction Bank Corp. (H Shares)	9,887,000	7,865,226
China Merchants Bank Co. Ltd. (H Shares)	2,167,500	10,244,692
Credicorp Ltd.	9,700	2,039,910
Credicorp Ltd. (United States)	10,670	2,253,397
E.SUN Financial Holdings Co. Ltd.	3,719,778	3,296,098
Emirates NBD Bank PJSC (b)	364,148	1,159,912
Grupo Financiero Banorte S.A.B. de CV Series O	1,806,245	9,549,635
Guaranty Trust Bank PLC	36,435,900	3,058,928
Guaranty Trust Bank PLC GDR (Reg. S)	133,877	572,994
HDFC Bank Ltd.	201,400	3,569,437
HDFC Bank Ltd. sponsored ADR	375,492	23,186,631
ICICI Bank Ltd.	567,642	4,046,276
Industrial & Commercial Bank of China Ltd. (H Shares)	27,119,000	19,330,628
Kasikornbank PCL (For. Reg.)	1,052,100	5,396,277
KB Financial Group, Inc.	191,440	7,478,863
King's Town Bank	716,000	766,967
Mega Financial Holding Co. Ltd.	659,000	654,100
National Bank of Abu Dhabi PJSC	659,323	2,728,369
OTP Bank PLC	109,604	5,159,075
PT Bank Central Asia Tbk	5,159,900	11,486,768
PT Bank Mandiri (Persero) Tbk	5,844,500	2,890,137
Qatar National Bank SAQ	282,430	1,493,313
Regional S.A.B. de CV	83,700	450,733
Sberbank of Russia	4,383,073	15,928,640
Sberbank of Russia sponsored ADR	402,149	5,883,440
Shinhan Financial Group Co. Ltd.	259,738	9,593,103
State Bank of India (b)	367,640	1,751,630
TCS Group Holding PLC GDR unit	63,602	1,170,277
		183,905,230
Capital Markets - 0.6%
BM&F BOVESPA SA	883,300	9,931,048
CITIC Securities Co. Ltd. (H Shares)	184,000	341,759
Hong Kong Exchanges and Clearing Ltd.	6,100	192,627
Huatai Securities Co. Ltd. (H Shares) (a)	236,400	354,531
Indian Energy Exchange Ltd. (a)(b)	1,666,800	3,248,853
Noah Holdings Ltd. sponsored ADR (b)(c)	26,327	767,169
		14,835,987
Consumer Finance - 0.2%
Cholamandalam Investment and Finance Co. Ltd.	750,800	3,266,418
Shriram Transport Finance Co. Ltd.	199,418	3,132,921
		6,399,339
Diversified Financial Services - 0.3%
Chailease Holding Co. Ltd.	1,398,910	6,255,158
Far East Horizon Ltd.	3,123,000	2,836,480
		9,091,638
Insurance - 2.4%
AIA Group Ltd.	1,950,400	19,518,056
China Life Insurance Co. Ltd. (H Shares)	3,308,000	8,346,759
China Pacific Insurance (Group) Co. Ltd. (H Shares)	550,000	1,946,169
Fubon Financial Holding Co. Ltd.	246,000	361,018
HDFC Standard Life Insurance Co. Ltd. (a)	173,821	1,384,531
Hyundai Fire & Marine Insurance Co. Ltd.	197,151	4,673,011
ICICI Lombard General Insurance Co. Ltd. (a)	131,187	2,491,948
IRB Brasil Resseguros SA	1,483,600	13,039,364
Ping An Insurance Group Co. of China Ltd. (H Shares)	843,000	9,572,524
Qualitas Controladora S.A.B. de CV	451,500	1,925,031
		63,258,411
Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp. Ltd.	308,500	9,877,512

TOTAL FINANCIALS		287,368,117

HEALTH CARE - 0.8%
Biotechnology - 0.1%
CStone Pharmaceuticals Co. Ltd. (a)(b)	709,000	1,018,007
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co. Ltd. (A Shares)	49,830	282,862
Aster DM Healthcare Ltd. (a)(b)	231,927	518,489
		801,351
Life Sciences Tools & Services - 0.1%
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	284,785	2,543,139
Pharmaron Beijing Co. Ltd. (H Shares) (a)(b)	31,500	168,803
WuXi AppTec Co. Ltd. (H Shares) (a)	27,200	315,669
Wuxi Biologics (Cayman), Inc. (a)(b)	38,500	435,007
		3,462,618
Pharmaceuticals - 0.6%
China Resources Pharmaceutical Group Ltd. (a)	3,213,000	2,807,404
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	311,854	1,303,300
CSPC Pharmaceutical Group Ltd.	2,894,000	6,587,859
Hansoh Pharmaceutical Group Co. Ltd. (a)	700,000	2,065,609
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	29,280	357,649
Lijun International Pharmaceutical Holding Ltd.	304,000	239,217
Sino Biopharmaceutical Ltd.	232,000	299,328
Yunnan Baiyao Group Co. Ltd. (A Shares)	166,200	2,077,367
		15,737,733

TOTAL HEALTH CARE		21,019,709

INDUSTRIALS - 3.1%
Aerospace & Defense - 0.3%
Elbit Systems Ltd. (Israel)	42,065	6,971,283
Airlines - 0.3%
Azul SA sponsored ADR (b)	47,667	1,775,119
Copa Holdings SA Class A	65,583	6,837,684
		8,612,803
Commercial Services & Supplies - 0.0%
Prosegur Cash SA (a)	628,200	1,007,772
Construction & Engineering - 0.2%
Larsen & Toubro Ltd.	323,106	5,991,842
Sinopec Engineering Group Co. Ltd. (H Shares)	301,000	176,489
		6,168,331
Electrical Equipment - 0.2%
BizLink Holding, Inc.	311,000	2,317,702
Voltronic Power Technology Corp.	158,550	3,646,022
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	119,900	409,714
		6,373,438
Industrial Conglomerates - 0.1%
Ayala Corp.	158,600	2,513,896
CK Hutchison Holdings Ltd.	53,500	485,916
Quinenco SA	216,400	406,549
		3,406,361
Machinery - 0.9%
Airtac International Group	458,000	6,616,372
Estun Automation Co. Ltd.:
(A Shares)	14,000	18,713
(A Shares) (Hong Kong)	166,846	223,017
HIWIN Technologies Corp.	349,180	2,979,703
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,076,800	7,757,970
Techtronic Industries Co. Ltd.	392,000	2,946,935
TK Group Holdings Ltd.	3,456,000	1,589,331
Weichai Power Co. Ltd. (H Shares)	123,000	210,232
Zoomlion Heavy Industry Science and Technology Co. Ltd. (H Shares)	249,000	176,217
		22,518,490
Marine - 0.2%
Evergreen Marine Corp. (Taiwan) (b)	301,000	122,266
SITC International Holdings Co. Ltd.	3,870,000	4,320,763
		4,443,029
Professional Services - 0.4%
51job, Inc. sponsored ADR (b)	5,700	448,134
Centre Testing International Group Co. Ltd. (A Shares)	2,853,600	5,510,439
Sporton International, Inc.	499,000	3,375,487
		9,334,060
Road & Rail - 0.4%
Localiza Rent A Car SA	371,100	3,884,818
Rumo SA (b)	976,100	5,593,260
		9,478,078
Transportation Infrastructure - 0.1%
Cosco Shipping International Hk Co. Ltd.	116,000	30,081
Grupo Aeroportuario Norte S.A.B. de CV	488,000	3,263,473
		3,293,554

TOTAL INDUSTRIALS		81,607,199

INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 0.0%
Hytera Communications Corp. Ltd. (A Shares)	81,200	102,533
Electronic Equipment & Components - 0.9%
AVIC Jonhon OptronicTechnology Co. Ltd.	569,150	3,117,499
Chaozhou Three-Circle Group Co.:
(A Shares)	11,900	31,677
(A Shares) (Hong Kong)	42,800	113,931
China Railway Signal & Communications Corp. (H Shares) (a)	175,000	93,891
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	76,900	343,469
Hollysys Automation Technologies Ltd.	5,656	83,200
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,304,000	3,780,391
Largan Precision Co. Ltd.	30,000	4,358,437
Samsung SDI Co. Ltd.	12,180	2,381,766
Sunny Optical Technology Group Co. Ltd.	166,500	2,728,846
Unimicron Technology Corp.	1,429,000	2,160,329
Yageo Corp.	407,000	4,399,712
Zhejiang Dahua Technology Co. Ltd. Class A	65,000	156,574
		23,749,722
IT Services - 0.7%
Cognizant Technology Solutions Corp. Class A	39,661	2,542,667
Infosys Ltd.	204,500	2,003,167
Infosys Ltd. sponsored ADR	524,805	5,158,833
Network International Holdings PLC (a)	407,000	3,047,700
PagSeguro Digital Ltd. (b)	60,400	2,049,976
Tata Consultancy Services Ltd.	93,531	2,676,588
		17,478,931
Semiconductors & Semiconductor Equipment - 4.1%
ASM Pacific Technology Ltd.	133,700	1,745,502
MediaTek, Inc.	211,000	2,913,372
Realtek Semiconductor Corp.	931,000	7,029,695
Semiconductor Manufacturing International Corp. (b)(c)	169,500	216,092
SK Hynix, Inc.	238,451	16,330,048
Taiwan Semiconductor Manufacturing Co. Ltd.	4,941,000	49,673,002
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	555,045	29,467,339
		107,375,050
Software - 0.1%
Cyient Ltd.	37,508	211,250
Kingsoft Corp. Ltd. (b)	113,000	250,014
Zensar Technologies Ltd.	337,177	876,907
		1,338,171
Technology Hardware, Storage & Peripherals - 2.4%
Lenovo Group Ltd.	610,000	402,864
Samsung Electronics Co. Ltd.	1,239,061	52,759,475
Samsung Electronics Co. Ltd. GDR	9,101	9,719,868
Xiaomi Corp. Class B (a)(b)	144,600	165,322
		63,047,529

TOTAL INFORMATION TECHNOLOGY		213,091,936

MATERIALS - 2.7%
Chemicals - 0.4%
Aarti Industries Ltd.	195,200	2,295,230
LG Chemical Ltd.	11,155	2,894,275
PhosAgro OJSC GDR (Reg. S)	77,402	953,593
Scientex Bhd	681,200	1,518,490
Sinofert Holdings Ltd.	1,322,000	133,413
Solar Industries India Ltd. (b)	204,100	3,009,486
		10,804,487
Construction Materials - 0.5%
Anhui Conch Cement Co. Ltd.:
(A Shares)	55,000	358,197
(H Shares)	24,000	153,445
CEMEX S.A.B. de CV sponsored ADR	674,300	2,515,139
JK Cement Ltd.	357,100	5,758,971
Shree Cement Ltd.	8,892	2,602,145
Siam Cement PCL (For. Reg.)	218,400	2,753,488
		14,141,385
Containers & Packaging - 0.0%
Greatview Aseptic Pack Co. Ltd.	2,724,000	1,245,742
Metals & Mining - 1.4%
Alrosa Co. Ltd.	1,075,850	1,303,249
Aluminum Corp. of China Ltd. (H Shares) (b)	384,000	117,728
AngloGold Ashanti Ltd.	176,332	3,329,980
China Molybdenum Co. Ltd. (H Shares)	579,000	198,222
Compania de Minas Buenaventura SA sponsored ADR	392,520	6,033,032
Grupo Mexico SA de CV Series B	2,306,791	6,044,977
Impala Platinum Holdings Ltd. (b)	677,157	5,204,456
MMC Norilsk Nickel PJSC sponsored ADR	214,400	5,628,000
Novolipetsk Steel OJSC GDR (Reg. S)	30,825	620,816
POSCO	23,117	4,499,648
Vale SA (b)	162,600	1,915,697
Vale SA sponsored ADR (b)	74,600	877,296
Zijin Mining Group Co. Ltd. (H Shares)	656,000	245,533
		36,018,634
Paper & Forest Products - 0.4%
Suzano Papel e Celulose SA	1,050,500	9,456,162

TOTAL MATERIALS		71,666,410

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Link (REIT)	70,000	715,362
Real Estate Management & Development - 0.9%
Ayala Land, Inc.	10,089,000	9,027,522
CapitaLand Ltd.	1,585,300	4,265,797
Cheung Kong Property Holdings Ltd.	81,500	541,897
China Overseas Land and Investment Ltd.	810,000	2,716,142
China Resources Land Ltd.	132,000	570,783
China Vanke Co. Ltd. (H Shares)	87,700	328,250
Hemisphere Properties India Ltd. (b)(d)	372,400	839,793
Longfor Properties Co. Ltd. (a)	943,000	3,860,805
Sun Hung Kai Properties Ltd.	3,500	50,990
		22,201,979

TOTAL REAL ESTATE		22,917,341

UTILITIES - 0.6%
Electric Utilities - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	70,000	473,928
Equatorial Energia SA	618,500	3,026,979
Korea Electric Power Corp. (b)	93,889	2,217,233
		5,718,140
Gas Utilities - 0.3%
China Gas Holdings Ltd.	905,600	3,366,414
China Resource Gas Group Ltd.	98,000	545,822
Hong Kong & China Gas Co. Ltd.	106,000	201,908
Indraprastha Gas Ltd.	754,200	4,346,040
Kunlun Energy Co. Ltd.	154,000	130,428
		8,590,612
Independent Power and Renewable Electricity Producers - 0.1%
Huaneng Renewables Corp. Ltd. (H Shares)	666,000	254,380
NTPC Ltd.	895,603	1,452,333
		1,706,713
Water Utilities - 0.0%
SIIC Environment Holdings Ltd.	520,000	100,968

TOTAL UTILITIES		16,116,433

TOTAL COMMON STOCKS
(Cost $1,051,463,527)		1,155,640,604

Nonconvertible Preferred Stocks - 1.1%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	78,800	1,042,862
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA - Petrobras sponsored ADR	535,066	7,881,522
Surgutneftegas OJSC	598,099	335,651
		8,217,173
FINANCIALS - 0.7%
Banks - 0.7%
Banco Bradesco SA (PN)	543,320	4,287,579
Itau Unibanco Holding SA	678,609	5,552,357
Sberbank of Russia	2,259,214	7,465,427
		17,305,363
INDUSTRIALS - 0.0%
Airlines - 0.0%
Azul SA (b)	82,100	1,020,020
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $27,079,361)		27,585,418

Equity Funds - 39.4%
Diversified Emerging Markets Funds - 39.4%
Fidelity Emerging Markets Fund (e)	9,369,686	311,260,976
Fidelity SAI Emerging Markets Index Fund (e)	43,046,388	590,596,433
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	12,505,023	124,174,878
TOTAL EQUITY FUNDS
(Cost $954,576,576)		1,026,032,287

Investment Companies - 4.6%
Investment Companies - 4.6%
Invesco FTSE RAFI Emerging Markets ETF (c)	1,892,919	39,448,432
Schwab Fundamental Emerging Markets Large Co. Index ETF (c)	2,846,302	81,660,404
TOTAL INVESTMENT COMPANIES
(Cost $118,861,050)		121,108,836
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.91% 12/12/19 to 2/20/20 (f)
(Cost $12,508,194)	$12,540,000	12,508,603
	Shares	Value

Money Market Funds - 10.4%
Fidelity Cash Central Fund 1.61% (g)	17,744,930	17,748,479
Fidelity Securities Lending Cash Central Fund 1.61% (g)(h)	2,938,478	2,938,771
Invesco Government & Agency Portfolio Institutional Class 1.53% (i)	250,848,371	250,848,371
TOTAL MONEY MARKET FUNDS
(Cost $271,515,478)		271,535,621
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,436,004,186)		2,614,411,369
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(7,002,732)
NET ASSETS - 100%		$2,607,408,637

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4,641	Dec. 2019	$240,867,900	$1,224,785	$1,224,785

The notional amount of futures purchased as a percentage of Net Assets is 9.2%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,298,188 or 1.0% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,209,813.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$265,387
Fidelity Securities Lending Cash Central Fund	36,511
Total	$301,898

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$282,308,645	$--	$--	$--	$--	$28,952,331	$311,260,976
Fidelity SAI Emerging Markets Index Fund	539,214,411	125,920,411	109,249,998	--	1,370,077	33,341,532	590,596,433
Fidelity SAI Emerging Markets Low Volatility Index Fund	84,223,808	39,000,000	--	--	--	951,070	124,174,878
Total	$905,746,864	$164,920,411	$109,249,998	$--	$1,370,077	$63,244,933	$1,026,032,287

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$96,410,993	$35,078,100	$61,332,893	$--
Consumer Discretionary	180,259,100	159,311,642	20,947,458	--
Consumer Staples	91,909,827	91,899,395	--	10,432
Energy	82,533,574	68,834,584	13,698,990	--
Financials	304,673,480	218,754,596	85,918,884	--
Health Care	21,019,709	21,019,709	--	--
Industrials	82,627,219	82,627,219	--	--
Information Technology	213,091,936	161,415,767	51,676,169	--
Materials	71,666,410	63,836,782	7,829,628	--
Real Estate	22,917,341	22,026,558	50,990	839,793
Utilities	16,116,433	13,697,292	2,419,141	--
Equity Funds	1,026,032,287	1,026,032,287	--	--
Investment Companies	121,108,836	121,108,836	--	--
Other Short-Term Investments	12,508,603	--	12,508,603	--
Money Market Funds	271,535,621	271,535,621	--	--
Total Investments in Securities:	$2,614,411,369	$2,357,178,388	$256,382,756	$850,225
Derivative Instruments:
Assets
Futures Contracts	$1,224,785	$1,224,785	$--	$--
Total Assets	$1,224,785	$1,224,785	$--	$--
Total Derivative Instruments:	$1,224,785	$1,224,785	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,224,785	$0
Total Equity Risk	1,224,785	0
Total Value of Derivatives	$1,224,785	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,779,632) — See accompanying schedule: Unaffiliated issuers (cost $1,460,760,502)	$1,567,691,832
Fidelity Central Funds (cost $20,667,108)	20,687,250
Other affiliated issuers (cost $954,576,576)	1,026,032,287
Total Investment in Securities (cost $2,436,004,186)		$2,614,411,369
Cash		45,369
Foreign currency held at value (cost $3,372,768)		3,367,733
Receivable for investments sold		5,171,140
Receivable for fund shares sold		4,719,507
Dividends receivable		554,144
Interest receivable		310,139
Distributions receivable from Fidelity Central Funds		34,476
Prepaid expenses		2,098
Other receivables		23,741
Total assets		2,628,639,716
Liabilities
Payable for investments purchased	$11,386,013
Payable for fund shares redeemed	724,137
Accrued management fee	470,809
Payable for daily variation margin on futures contracts	4,014,465
Other payables and accrued expenses	1,697,120
Collateral on securities loaned	2,938,535
Total liabilities		21,231,079
Net Assets		$2,607,408,637
Net Assets consist of:
Paid in capital		$2,437,047,306
Total accumulated earnings (loss)		170,361,331
Net Assets		$2,607,408,637
Net Asset Value, offering price and redemption price per share ($2,607,408,637 ÷ 227,938,501 shares)		$11.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2019 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$15,955,367
Non-Cash dividends		13,895,957
Interest		1,817,451
Income from Fidelity Central Funds (including $36,511 from security lending)		301,898
Income before foreign taxes withheld		31,970,673
Less foreign taxes withheld		(1,802,441)
Total income		30,168,232
Expenses
Management fee	$5,455,519
Accounting fees	74,802
Custodian fees and expenses	146,615
Independent trustees' fees and expenses	12,391
Registration fees	178,954
Audit	20,458
Legal	3,290
Miscellaneous	7,292
Total expenses before reductions	5,899,321
Expense reductions	(3,051,908)
Total expenses after reductions		2,847,413
Net investment income (loss)		27,320,819
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $20,432)	(20,958,804)
Fidelity Central Funds	532
Other affiliated issuers	1,370,077
Foreign currency transactions	(1,358,364)
Futures contracts	3,094,450
Total net realized gain (loss)		(17,852,109)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,516,921)	76,681,465
Fidelity Central Funds	94
Other affiliated issuers	63,244,933
Assets and liabilities in foreign currencies	14,560
Futures contracts	5,962,452
Total change in net unrealized appreciation (depreciation)		145,903,504
Net gain (loss)		128,051,395
Net increase (decrease) in net assets resulting from operations		$155,372,214

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2019 (Unaudited)	For the period October 30, 2018 (commencement of operations) to May 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,320,819	$25,053,053
Net realized gain (loss)	(17,852,109)	(17,638,458)
Change in net unrealized appreciation (depreciation)	145,903,504	32,205,353
Net increase (decrease) in net assets resulting from operations	155,372,214	39,619,948
Distributions to shareholders	(2,862,747)	(21,398,596)
Share transactions
Proceeds from sales of shares	700,981,078	2,070,722,339
Reinvestment of distributions	2,346,015	21,366,662
Cost of shares redeemed	(192,280,451)	(166,457,825)
Net increase (decrease) in net assets resulting from share transactions	511,046,642	1,925,631,176
Total increase (decrease) in net assets	663,556,109	1,943,852,528
Net Assets
Beginning of period	1,943,852,528	–
End of period	$2,607,408,637	$1,943,852,528
Other Information
Shares
Sold	63,486,533	194,955,636
Issued in reinvestment of distributions	205,610	2,130,275
Redeemed	(17,231,554)	(15,607,999)
Net increase (decrease)	46,460,589	181,477,912

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Fidelity Emerging Markets Fund

	Six months ended (Unaudited) November 30,	Year endedMay 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.71	$10.00
Income from Investment Operations
Net investment income (loss)B	.13C	.18
Net realized and unrealized gain (loss)	.62	.67
Total from investment operations	.75	.85
Distributions from net investment income	(.02)	(.14)
Total distributions	(.02)	(.14)
Net asset value, end of period	$11.44	$10.71
Total ReturnD,E	6.96%	8.63%
Ratios to Average Net AssetsF,G,H
Expenses before reductions	.51%I	.57%I
Expenses net of fee waivers, if any	.26%I	.32%I
Expenses net of all reductions	.25%I	.31%I
Net investment income (loss)	2.35%C,I	2.82%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,607,409	$1,943,853
Portfolio turnover rateH	60%I	125%I

 A For the period October 30, 2018 (commencement of operations) to May 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been 1.23%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2019

1. Organization.

Strategic Advisers Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations in "Non-cash Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $9 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$214,920,609
Gross unrealized depreciation	(43,532,978)
Net unrealized appreciation (depreciation)	$171,387,631
Tax cost	$2,444,248,523

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(17,498,944)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $1,050,535,183 and $630,118,170, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .47% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and FIL Investment Advisors each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Geode Capital Management, LLC (Geode) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Geode has not been allocated any portion of the Fund's assets. Geode in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Effective July 1, 2019 accounting fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. For the period, the fees were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,831.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,593 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2022. During the period, this waiver reduced the Fund's management fee by $2,901,813.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $62,371 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $87,724.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity SAI Emerging Markets Index Fund	15%
Fidelity SAI Emerging Markets Low Volatility Index Fund	19%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period-B June 1, 2019 to November 30, 2019
Actual	.26%	$1,000.00	$1,069.60	$1.35
Hypothetical-C		$1,000.00	$1,023.70	$1.32

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contract

Strategic Advisers Fidelity Emerging Markets Fund

On June 5, 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in each of the existing sub-advisory agreements with FIAM LLC (FIAM) and FIL Investment Advisors (FIA) (the Amended Sub-Advisory Agreements) for the fund, which has the potential to lower the amount of fees paid by Strategic Advisers LLC (Strategic Advisers) to each of FIAM and FIA, on behalf of the fund. The Board noted that the terms of each Amended Sub-Advisory Agreement are not materially different from those of the current sub-advisory agreement with the applicable sub-adviser.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of each Amended Sub-Advisory Agreement.

In considering whether to approve each Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the sub-advisory fees to be charged under each Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding FIAM and FIA, including the backgrounds of their investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the initial approval of the sub-advisory agreement with FIA, and the annual renewal of the fund's current sub-advisory agreement with FIAM at its September 2018 Board meeting. The Board also considered the information provided by FIAM and FIA in June 2019 in connection with the anticipated annual renewal of each sub-advisory agreement in September 2019.

The Board considered that each Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered each sub-adviser's representation that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board considered that it received information regarding each sub-adviser's historical investment performance in managing fund assets at its June 2019 Board meeting. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that each new fee schedule is expected to lower the amount of fees paid by Strategic Advisers to FIAM and FIA under each respective Amended Sub-Advisory Agreement, on behalf of the fund. The Board also considered that each Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' contractual management fee waiver for the fund. The Board also considered that if the applicable investment mandates are funded, each Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive under each Amended Sub-Advisory Agreement and the other factors considered.

Because each Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve each Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's advisory agreements at its September Board meeting.

Possible Economies of Scale.  The Board considered that the Amended Sub-Advisory Agreement with FIA, like the current sub-advisory agreement with FIA, provides for breakpoints that, if the applicable investment mandate is funded, have the potential to reduce sub-advisory fees paid to FIA as assets allocated to FIA grow. The Board considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2018 Board meeting and that it will consider the potential for such benefits at its September 2019 meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each Amended Sub-Advisory Agreement's fee structure continues to bear a reasonable relationship to the services rendered to the fund and that each Amended Sub-Advisory Agreement should be approved because the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contracts and Management Fees  Strategic Advisers Fidelity Emerging Markets Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers LLC (Strategic Advisers) and the sub-advisory agreements with FIAM LLC (FIAM), FIL Investment Advisors (FIL), and Geode Capital Management, LLC (Geode) (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, and FIL Investment Advisors (UK) Limited (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2019 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In addition, the Board approved amendments to the fund's sub-advisory agreements with FIL and Geode to add certain exceptions to the most favored nation provision in each such sub-advisory agreement and, where applicable, to make other non-material amendments to the agreements. The Board noted that the other terms of each amended sub-advisory agreement are not materially different from those of the applicable existing sub-advisory agreement and that FIL and Geode each will continue to provide the same services to the fund.

In reaching its determination to renew the fund's Advisory Contracts and approve the amendments to the sub-advisory agreements described above (Amendments), the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund and approve the Amendments, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the approval of the Amendments is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements and the approval of the Amendments do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts and approve the Amendments was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and itsaffiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2022 (effectively waiving its portion of the management fee) and considered that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.20%. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Strategic Advisers Fidelity Emerging Markets Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2018.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2018.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2022.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed and the Amendments should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement and the approval of the Amendments do not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

STE-SANN-0120
1.9890708.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 24, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 24, 2020